UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2014

Date of reporting period: February 28, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

February 28, 2014

Semi-Annual Report

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the
Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your
AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at
www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”)
website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the
Commission’s Public Reference Room in Washington, DC; information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 10, 2014

Semi-Annual Report

This report provides management’s discussion of fund performance for the AllianceBernstein Retirement Strategies (collectively, the “Strategies”, individually a “Strategy”) for the semi-annual reporting period ended February 28, 2014.

Investment Objective and Policies

Each Strategy’s investment objective is to seek the highest total return (total return includes capital growth and income) over time consistent with its asset mix. To achieve its investment objective, the Strategy invests in a combination of portfolios of the AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the “Underlying Portfolios”). The Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategy’s asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After retirement the Strategy’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the

Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy’s retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until 15 years after the Strategy’s retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategies’ asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include the Volatility Management Underlying Portfolio, which is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If AllianceBernstein L.P. (the “Adviser”) determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy’s investments in equity securities.

The Adviser will allow the relative weightings of a Strategy’s asset classes to vary in response to the markets, but ordinarily only by +/-5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	1

However, there may be occasions when those ranges will expand to 10% of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

Investment Results

The tables on pages 10-21 show each individual Retirement Strategy’s performance compared to its primary and secondary benchmarks for the six- and 12-month periods ended February 28, 2014. Additional performance can be found on pages 23-46. Each Strategy’s composite benchmark is derived by applying the Strategies’ target allocations over time to the results of specific benchmarks as outlined in the “Benchmark Disclosures” section of Disclosures and Risks on page 6. The composite benchmark matches each Strategy’s allocations directly, so that each benchmark reflects its respective Strategy at any point in time, providing a more accurate measure of each Strategy’s active management performance. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

For the six-month period ended February 28, 2014, all share classes of the 2000 and 2005 vintages outperformed their primary benchmark, the Barclays U.S. Aggregate Bond Index; Class A, K, I and Advisor Class shares outperformed their composite benchmark, while all other share classes underperformed. All share classes of the 2010–2055 vintages underperformed their primary benchmark the Standard

& Poor’s (“S&P”) 500 Index. Versus their composite benchmark, Class B and C shares underperformed for Vintages 2010–2035, while all other share classes outperformed. Class B shares of the 2040 vintage performed in line with the composite benchmark, while all other share classes outperformed. All share classes of vintages 2045–2055 outperformed the composite benchmark. The equity and Volatility Management Underlying Portfolios contributed most to the overall portfolio returns and outperformed each of their respective benchmarks, with the exception of the Small-Mid Cap Value, International Growth and Multi-Asset Real Return Underlying Portfolios. The fixed income Underlying Portfolios outperformed their respective benchmarks for the six-month period.

For the 12-month period ended February 28, 2014, all share classes of the 2000 and 2005 vintages outperformed their primary benchmark; versus the composite benchmark all share classes of the 2000 vintage underperformed and Advisor Class and Class I shares of the 2005 vintage outperformed while all other share classes underperformed. All share classes of the 2010–2055 vintages underperformed their primary benchmark. Versus the composite benchmark, performance was mixed. Class A shares performed in line with the composite benchmark, Class I and Advisor Class shares of the 2010 vintage outperformed the composite benchmark, while all remaining share classes underperformed. Class B and C shares of the 2015 and 2020 vintages underperformed the composite benchmark, while the rest of the share classes

2	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

outperformed. Class C shares of the 2025 vintage underperformed the composite benchmark, and the rest of the share classes outperformed. All share classes of the 2030–2055 vintages outperformed their composite benchmark. The International Growth and Multi-Asset Real Return Underlying Portfolios underperformed their respective benchmarks, while all other equity Underlying Portfolios outperformed their benchmarks. The fixed income Underlying Portfolios had mixed performance. Bond Inflation Protection posted negative absolute returns, although it outperformed its benchmark. Global Core Bond Underlying Portfolio underperformed its benchmark; High-Yield and Short Duration Bond Underlying Portfolios outperformed their benchmarks.

The U.S. Value, U.S. Large Cap Growth, Small-Mid-Cap Value and Small-Mid Cap Growth Underlying Portfolios did not use derivatives during the six- and 12-month periods. The International Value Underlying Portfolio utilized currency forwards for hedging and investment purposes, and futures for investment purposes, which added to returns during both periods. The International Growth Underlying Portfolio utilized currency forwards for hedging and investment purposes, which detracted from returns during both periods. For both periods, the Short Duration Bond Underlying Portfolio utilized Treasury futures in order to manage duration and yield curve positioning. Overall yield curve positioning detracted for both periods. Currency forwards were utilized during both periods to hedge out non-dollar currency exposure; cross-currency swaps were also utilized for hedging purposes during both periods, which had an immaterial impact on performance. During both periods, the Global Core Bond Underlying Portfolio utilized Treasury futures in order to manage duration and yield curve positioning. Overall yield curve positioning detracted for both periods. Currency forwards were also utilized during both periods to hedge out non-dollar currency exposure. The Bond Inflation Protection Underlying Portfolio utilized currency forwards for both establishing currency positions and for hedging purposes; overall currency positioning was positive for the six- and 12-month periods. Interest rate swaps were utilized during both periods to manage duration and yield curve positioning. Yield curve positioning did not have a meaningful impact for the six-month period; as interest rates rose early in the 12-month period, the Bond Inflation Protection Underlying Portfolio’s longer-duration positioning and overweight to the intermediate part of the curve detracted. Credit default swaps were utilized for investment purposes, and inflation swaps for hedging purposes, which had an immaterial impact during both periods. Leverage was used through reverse repurchase agreements. During both periods, the High-Yield Underlying Portfolio utilized futures and interest rate swaps to manage the overall interest rate risk in the Portfolio. Currency forwards, purchased and written swaptions and credit default swaps were used for hedging and investment purposes, which contributed to returns for both periods; purchased options for hedging and

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	3

investment purposes, and dividend swaps for investment purposes, detracted for both periods. Written options were used for hedging and investment purposes, which detracted for the six-month period and contributed for the 12-month period. Total return swaps were utilized for investment purposes, which added for the six-month period and had an immaterial impact for the 12-month period. Leverage was utilized through reverse repurchase agreements. The Multi-Asset Real Return Underlying Portfolio utilized interest rate swaps for investment purposes, which detracted from performance for the six-month period and had an immaterial impact for the 12-month period; inflation swaps for hedging purposes, which detracted from performance during both periods; total return swaps for investment purposes, which added to returns for the six-month period and detracted for the 12-month period; currencies for hedging and investment purposes, which detracted for the six-month period and added for the 12-month period; futures for hedging and investment purposes, which added for both periods; and purchased and written options for hedging purposes, which added in the six-month period and detracted for the 12-month period. The Volatility Management Underlying Portfolio utilized purchased options for hedging and investment purposes during the 12-month period, which detracted from performance; written options for hedging and investment purposes during the 12-month period, which added to performance; and currency forwards, futures, and total return swaps for hedging and investment purposes, which added to performance during both periods.

Market Review and Investment Strategy

The global equity markets responded positively to economic improvement in key developed countries and the accommodative monetary policies of major central banks during the six-month period ended February 28, 2014. In the U.S., solid data on employment, consumer spending and housing pointed to continued economic recovery. Despite wide differences between individual countries, the euro area showed signs of modest economic growth reflected by stronger manufacturing activity and an increase in consumer confidence. In Japan, both employment growth and core inflation have turned positive suggesting that the aggressive government efforts to reverse a decade of deflation and stimulate growth are delivering results.

By contrast, emerging-market equities continued to underperform developed-market equities as sluggish exports and weak domestic demand have hampered economic growth in several bellwether countries such as China and Brazil. Investors were also concerned about the impact on growth for those emerging market countries that have relied on abundant global liquidity and low interest rates to finance government spending as the U.S. Federal Reserve (the “Fed”) begins to rein in its bond purchase program.

4	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

The direction of the Fed’s policy also played a significant role in market activity in the six-month period. Fixed income markets underperformed in the beginning of the period, as interest rates rose in response to signals by the Fed that it would consider reducing its bond-buying program, which then came to pass in December. At the end of the period, however, capital markets rebounded with almost all major fixed-income sectors outperforming (with the notable exception of local-currency emerging-market debt), as Fed Chair Janet Yellen reaffirmed that tapering should continue unabated. Investors were encouraged to hear that the program is expected to be reduced in measured steps and that monetary stance should remain accommodative for the foreseeable future.

The Underlying Portfolios are well positioned to invest opportunistically across a wide range of asset classes and market circumstances. In equities, the Growth Team has focused its holdings on companies that are market leaders with attractive earnings growth prospects and high returns on invested capital, while the Value Team is focused on companies with robust cash-flow generation and strong balance sheets, whose stocks are trading at deep valuation discounts. Meanwhile, the Fixed-Income Team continues to emphasize credit sectors with positive fundamentals over U.S. Treasuries.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	5

DISCLOSURES AND RISKS

Benchmark Disclosure

The composite benchmark for a Strategy is a customized benchmark that has the same target asset allocation as the Strategy and uses index returns to represent performance of the asset classes. The benchmark returns were calculated by weighting the monthly index returns of each asset class by the Strategy’s monthly target allocation for each asset class. Target allocations adjust quarterly in accordance with the Strategy standard glidepath. The Russell 1000® Value Index was used to represent the allocation to U.S. Value, the Russell 1000® Growth to represent U.S. Large Cap Growth, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex-U.S. to represent International Value and International Growth, the MSCI ACWI ex-U.S. Growth to represent International Growth, the Bank of America Merrill Lynch® (“BofA ML”) 1-3 Year Treasury Index to represent Short Duration Bond, Barclays Global Aggregate Bond Index to represent Global Core Bond, the Barclays 1-10 Year Inflation Protected Securities (“TIPS”) Index to represent Bond Inflation Protection, the Barclays U.S. High Yield 2% Issuer Capped Index to represent High-Yield, the Russell 2500™ Value Index to represent Small-Mid Cap Value, the Russell 2500™ Growth to represent Small-Mid Cap Growth, the MSCI AC World Commodity Producers Index to represent Multi-Asset Real Return and the MSCI ACWI to represent Volatility Management.

None of the indices reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index represents the performance of 1,000 large-cap value companies within the U.S. The Russell 1000 Growth Index represents the performance of 1,000 large-cap growth companies within the U.S. The MSCI ACWI ex-U.S. (free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. The BofA ML 1-3 Year U.S. Treasury Index represents the performance of U.S. dollar-denominated sovereign debt publicly issued by the U.S. government in its domestic market with a remaining term to final maturity of 1-3 years. The Barclays Global Aggregate Bond Index represents the performance of global investment-grade developed fixed income markets. The Barclays 1-10 Year TIPS Index represents the performance of inflation-protected securities issued by the U.S. Treasury. The Barclays High Yield 2% Issuer Capped Index is the 2% issuer cap component of the U.S. Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The Russell 2500 Value Index represents the performance of 2,500 small to mid-cap value companies within the U.S. The Russell 2500 Growth Index represents the performance of 2,500 small to mid-cap growth companies within the U.S. The MSCI ACWI Commodity Producers Index (free float-adjusted, market capitalization-weighted) is comprised of commodity producer companies based on the Global Industry Classification Standard (“GICS”). MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. The S&P 500 Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Strategies.

(Disclosures, Risks and Note about Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

A Word About Risk

The value of your investment in the Strategies will change with changes in the values of the Strategies’ investments in the Underlying Portfolios. There is no assurance that the Strategies will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategies’ asset allocation.

Market Risk: The value of the Strategies’ investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Interest Rate Risk: Changes in interest rates will affect the value of the Strategies’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategies’ net asset value (“NAV”) when one of these investments is performing more poorly than the other.

Inflation Risk: This is the risk that the value of assets or income from the Strategies’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk: The Strategies’ investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategies’ investments in a country other than the United States. To the extent the Strategies invest in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategies has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

(Disclosures, Risks and Note about Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	7

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Strategies’ investments or reduce its returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by the Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Focused Portfolio Risk: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategies’ NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Management Risk: The Strategies are subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategies, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Strategies’ prospectus.

An Important Note About Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance for all of the Strategies may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting our website at www.alliancebernstein.com. The investment return and principal value of an investment in the Strategies will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

All fees and expenses related to the operation of the Strategies have been deducted. Strategy returns are at NAV, without the imposition of sales charges that would apply if shares were purchased outside of a group retirement plan. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy’s quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes. For shareholders who have purchased their shares through certain group retirement plans, which are eligible to purchase Class A, Class B, Class C, Advisor Class, Class R, Class K or Class I shares at NAV without the imposition of an initial sales charge, the following fees and charges apply: Class A shares carry no front-end sales charge or contigent deferred sales charge (“CDSC”), but are subject to a 0.30% Rule 12b-1 distribution fee and Class A shares may be subject to a 1% redemption fee if a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year of initiation;

(Disclosures, Risks and Note about Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Class R shares carry no front-end sales charges or CDSC but are subject to a 0.50% Rule 12b-1 distribution fee; Class K shares carry no front-end sales charge or CDSC but are subject to a 0.25% Rule 12b-1 distribution fee; Class I shares carry no front-end sales charges or CDSC.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	9

Disclosures and Risks

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2000 Retirement Strategy
Class A	5.96%	5.76%

Class B*	5.56%	4.98%

Class C	5.58%	5.00%

Advisor Class†	6.03%	6.03%

Class R†	5.82%	5.52%

Class K†	5.91%	5.81%

Class I†	6.09%	5.99%

Primary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Secondary Benchmark: S&P 500 Index	15.07%	25.37%

Composite Benchmark**	5.87%	6.05%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2005 Retirement Strategy
Class A	7.38%	7.78%

Class B*	7.00%	7.00%

Class C	7.06%	7.06%

Advisor Class†	7.59%	8.10%

Class R†	7.23%	7.54%

Class K†	7.45%	7.86%

Class I†	7.49%	8.11%

Primary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Secondary Benchmark: S&P 500 Index	15.07%	25.37%

Composite Benchmark**	7.30%	8.00%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	11

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2010 Retirement Strategy
Class A	8.70%	9.84%

Class B*	8.40%	9.12%

Class C	8.39%	9.01%

Advisor Class†	8.90%	10.14%

Class R†	8.69%	9.62%

Class K†	8.78%	9.81%

Class I†	8.82%	10.16%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	8.65%	9.84%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2015 Retirement Strategy
Class A	10.07%	11.94%

Class B*	9.64%	11.19%

Class C	9.61%	11.17%

Advisor Class†	10.19%	12.35%

Class R†	9.97%	11.82%

Class K†	10.05%	12.00%

Class I†	10.22%	12.28%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	9.90%	11.72%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	13

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2020 Retirement Strategy
Class A	10.86%	13.81%

Class B*	10.54%	13.08%

Class C	10.53%	13.07%

Advisor Class†	11.08%	14.13%

Class R†	10.90%	13.64%

Class K†	10.99%	13.92%

Class I†	11.04%	14.20%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	10.77%	13.38%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2025 Retirement Strategy
Class A	11.88%	15.97%

Class B*	11.49%	15.19%

Class C	11.35%	14.94%

Advisor Class†	12.03%	16.22%

Class R†	11.76%	15.73%

Class K†	11.84%	16.02%

Class I†	12.04%	16.23%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	11.67%	15.16%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	15

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2030 Retirement Strategy
Class A	12.85%	17.94%

Class B*	12.48%	17.18%

Class C	12.39%	17.09%

Advisor Class†	12.97%	18.26%

Class R†	12.70%	17.68%

Class K†	12.86%	18.06%

Class I†	12.98%	18.29%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	12.54%	16.85%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2035 Retirement Strategy
Class A	13.34%	19.28%

Class B*	13.03%	18.47%

Class C	12.97%	18.42%

Advisor Class†	13.55%	19.59%

Class R†	13.27%	19.03%

Class K†	13.50%	19.36%

Class I†	13.60%	19.68%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	13.06%	17.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	17

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2040 Retirement Strategy
Class A	13.84%	20.28%

Class B*	13.43%	19.37%

Class C	13.45%	19.39%

Advisor Class†	14.04%	20.67%

Class R†	13.74%	20.00%

Class K†	13.93%	20.30%

Class I†	14.01%	20.59%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	13.43%	18.67%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2045 Retirement Strategy
Class A	13.97%	20.54%

Class B*	13.58%	19.77%

Class C	13.49%	19.69%

Advisor Class†	14.10%	20.87%

Class R†	13.76%	20.28%

Class K†	13.88%	20.61%

Class I†	14.06%	20.92%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark†	13.48%	18.81%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	19

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2050 Retirement Strategy
Class A	13.99%	20.84%

Class B*	13.71%	20.04%

Class C	13.66%	20.14%

Advisor Class†	14.16%	21.17%

Class R†	13.98%	20.62%

Class K†	14.02%	20.80%

Class I†	14.21%	21.14%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	13.51%	18.90%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	NAV Returns
	6 Months	12 Months
AllianceBernstein 2055 Retirement Strategy
Class A	14.08%	20.81%

Class B*	13.62%	19.88%

Class C	13.73%	20.01%

Advisor Class†	14.17%	21.09%

Class R†	14.01%	20.56%

Class K†	14.04%	20.89%

Class I†	14.32%	21.17%

Primary Benchmark: S&P 500 Index	15.07%	25.37%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.84%	0.15%

Composite Benchmark**	13.51%	18.90%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

**  For a description of the composite benchmark, please see page 6.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	21

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO* VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2014 (unaudited)	Returns
	6 Months	12 Months
AllianceBernstein U.S. Value Portfolio	13.97%	28.12%

Russell 1000 Value Index	13.46%	23.44%

AllianceBernstein U.S. Large Cap Growth Portfolio	21.04%	33.24%

Russell 1000 Growth Index	17.84%	29.14%

AllianceBernstein International Value Portfolio	15.30%	18.80%

MSCI ACWI ex-U.S.	12.32%	12.25%

AllianceBernstein International Growth Portfolio	9.88%	10.55%

MSCI ACWI ex-U.S.	12.32%	12.25%

AllianceBernstein Short Duration Bond Portfolio	0.93%	0.74%

BofA ML 1-3 Year Treasury Index	0.53%	0.51%

AllianceBernstein Global Core Bond Portfolio	3.30%	0.90%

Barclays Global Aggregate Bond Index (USD Hedged)	2.98%	1.74%

AllianceBernstein Bond Inflation Protection Portfolio	2.64%	-3.44%

Barclays 1-10 Year TIPS Index	1.65%	-3.94%

AllianceBernstein High-Yield Portfolio	8.42%	10.30%

Barclays U.S. High Yield 2% Issuer Capped Index	7.46%	8.36%

AllianceBernstein Small-Mid Cap Value Portfolio	16.62%	28.66%

Russell 2500 Value Index	16.79%	25.52%

AllianceBernstein Small-Mid Cap Growth Portfolio	20.94%	37.66%

Russell 2500 Growth Index	19.17%	35.03%

AllianceBernstein Multi-Asset Real Return Portfolio	6.49%	1.68%

MSCI AC World Commodity Producers Index	7.38%	2.92%

AllianceBernstein Volatility Management Portfolio	13.92%	18.82%

MSCI ACWI	13.57%	18.16%

*    Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not contain sales charges or management fees.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

22	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	5.76%	1.23%
5 Years	11.54%	10.57%
Since Inception*	4.25%	3.72%

Class B Shares
1 Year	4.98%	0.98%
5 Years	10.75%	10.75%
Since Inception*	3.55%	3.55%

Class C Shares
1 Year	5.00%	4.00%
5 Years	10.76%	10.76%
Since Inception*	3.52%	3.52%

Advisor Class Shares†
1 Year	6.03%	6.03%
5 Years	11.87%	11.87%
Since Inception*	4.54%	4.54%

Class R Shares†
1 Year	5.52%	5.52%
5 Years	11.32%	11.32%
Since Inception*	4.03%	4.03%

Class K Shares†
1 Year	5.81%	5.81%
5 Years	11.59%	11.59%
Since Inception*	4.30%	4.30%

Class I Shares†
1 Year	5.99%	5.99%
5 Years	11.86%	11.86%
Since Inception*	4.56%	4.56%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 3.67%, 4.54%, 4.56%, 3.06%, 3.32%, 2.90% and 2.64%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.86%, 1.56%, 1.56%, 0.56%, 1.06%, 0.81%, and 0.56% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	23

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.26%
5 Years	9.45%
Since Inception*	3.69%

Class B Shares
1 Year	-0.07%
5 Years	9.60%
Since Inception*	3.51%

Class C Shares
1 Year	2.94%
5 Years	9.61%
Since Inception*	3.47%

Advisor Class Shares†
1 Year	5.16%
5 Year	10.72%
Since Inception*	4.51%

Class R Shares†
1 Year	4.55%
5 Years	10.16%
Since Inception*	3.99%

Class K Shares†
1 Year	4.82%
5 Years	10.45%
Since Inception*	4.26%

Class I Shares†
1 Year	5.09%
5 Years	10.74%
Since Inception*	4.52%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

24	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.78%	3.18%
5 Years	13.35%	12.36%
Since Inception*	4.42%	3.89%

Class B Shares
1 Year	7.00%	3.00%
5 Years	12.57%	12.57%
Since Inception*	3.73%	3.73%

Class C Shares
1 Year	7.06%	6.06%
5 Years	12.57%	12.57%
Since Inception*	3.68%	3.68%

Advisor Class Shares†
1 Year	8.10%	8.10%
5 Years	13.69%	13.69%
Since Inception*	4.73%	4.73%

Class R Shares†
1 Year	7.54%	7.54%
5 Years	13.12%	13.12%
Since Inception*	4.19%	4.19%

Class K Shares†
1 Year	7.86%	7.86%
5 Years	13.41%	13.41%
Since Inception*	4.47%	4.47%

Class I Shares†
1 Year	8.11%	8.11%
5 Years	13.70%	13.70%
Since Inception*	4.73%	4.73%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.71%, 3.45%, 3.47%, 2.39%, 2.78%, 2.46% and 2.13%for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.92%, 1.62%, 1.62%, 0.62%, 1.12%, 0.87%, and 0.62% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	25

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.07%
5 Years	11.00%
Since Inception*	3.85%

Class B Shares
1 Year	1.70%
5 Years	11.21%
Since Inception*	3.69%

Class C Shares
1 Year	4.75%
5 Years	11.18%
Since Inception*	3.63%

Advisor Class Shares†
1 Year	6.89%
5 Years	12.32%
Since Inception*	4.69%

Class R Shares†
1 Year	6.32%
5 Years	11.75%
Since Inception*	4.15%

Class K Shares†
1 Year	6.64%
5 Years	12.04%
Since Inception*	4.43%

Class I Shares†
1 Year	6.88%
5 Years	12.34%
Since Inception*	4.69%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

26	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	9.84%	5.15%
5 Years	15.02%	14.04%
Since Inception*	4.65%	4.12%

Class B Shares
1 Year	9.12%	5.12%
5 Years	14.26%	14.26%
Since Inception*	3.96%	3.96%

Class C Shares
1 Year	9.01%	8.01%
5 Years	14.24%	14.24%
Since Inception*	3.91%	3.91%

Advisor Class Shares†
1 Year	10.14%	10.14%
5 Years	15.38%	15.38%
Since Inception*	4.96%	4.96%

Class R Shares†
1 Year	9.62%	9.62%
5 Years	14.81%	14.81%
Since Inception*	4.44%	4.44%

Class K Shares†
1 Year	9.81%	9.81%
5 Years	15.09%	15.09%
Since Inception*	4.70%	4.70%

Class I Shares†
1 Year	10.16%	10.16%
5 Years	15.38%	15.38%
Since Inception*	4.96%	4.96%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.56%, 2.32%, 2.3%, 1.3%, 1.75%, 1.44% and 1.11%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.94%, 1.64%, 1.64%, 0.64%, 1.14%, 0.89%, and 0.64% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	27

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.83%
5 Years	12.54%
Since Inception*	4.09%

Class B Shares
1 Year	3.59%
5 Years	12.73%
Since Inception*	3.93%

Class C Shares
1 Year	6.57%
5 Years	12.71%
Since Inception*	3.87%

Advisor Class Shares†
1 Year	8.69%
5 Years	13.87%
Since Inception*	4.92%

Class R Shares†
1 Year	8.19%
5 Years	13.28%
Since Inception*	4.39%

Class K Shares†
1 Year	8.47%
5 Years	13.58%
Since Inception*	4.66%

Class I Shares†
1 Year	8.61%
5 Years	13.87%
Since Inception*	4.92%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

28	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	11.94%	7.20%
5 Years	16.20%	15.21%
Since Inception*	4.75%	4.22%

Class B Shares
1 Year	11.19%	7.19%
5 Years	15.36%	15.36%
Since Inception*	4.07%	4.07%

Class C Shares
1 Year	11.17%	10.17%
5 Years	15.38%	15.38%
Since Inception*	4.02%	4.02%

Advisor Class Shares†
1 Year	12.35%	12.35%
5 Years	16.57%	16.57%
Since Inception*	5.08%	5.08%

Class R Shares†
1 Year	11.82%	11.82%
5 Years	15.97%	15.97%
Since Inception*	4.55%	4.55%

Class K Shares†
1 Year	12.00%	12.00%
5 Years	16.24%	16.24%
Since Inception*	4.80%	4.80%

Class I Shares†
1 Year	12.28%	12.28%
5 Years	16.55%	16.55%
Since Inception*	5.08%	5.08%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.30%, 2.03%, 2.03%, 1.01%, 1.55%, 1.26% and 0.84%for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.98%, 1.68%, 1.68%, 0.68%, 1.18%, 0.93%, and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	29

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	5.59%
5 Years	13.56%
Since Inception*	4.19%

Class B Shares
1 Year	5.44%
5 Years	13.73%
Since Inception*	4.04%

Class C Shares
1 Year	8.51%
5 Years	13.76%
Since Inception*	3.98%

Advisor Class Shares†
1 Year	10.69%
5 Years	14.90%
Since Inception*	5.04%

Class R Shares†
1 Year	10.07%
5 Years	14.31%
Since Inception*	4.50%

Class K Shares†
1 Year	10.34%
5 Years	14.61%
Since Inception*	4.76%

Class I Shares†
1 Year	10.62%
5 Years	14.88%
Since Inception*	5.04%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

30	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	13.81%	8.94%
5 Years	17.07%	16.07%
Since Inception*	4.67%	4.14%

Class B Shares
1 Year	13.08%	9.08%
5 Years	16.26%	16.26%
Since Inception*	3.96%	3.96%

Class C Shares
1 Year	13.07%	12.07%
5 Years	16.25%	16.25%
Since Inception*	3.94%	3.94%

Advisor Class Shares†
1 Year	14.13%	14.13%
5 Years	17.40%	17.40%
Since Inception*	4.97%	4.97%

Class R Shares†
1 Year	13.64%	13.64%
5 Years	16.84%	16.84%
Since Inception*	4.47%	4.47%

Class K Shares†
1 Year	13.92%	13.92%
5 Years	17.13%	17.13%
Since Inception*	4.73%	4.73%

Class I Shares†
1 Year	14.20%	14.20%
5 Years	17.42%	17.42%
Since Inception*	4.98%	4.98%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.28%, 2.01%, 2.01%, 0.99%, 1.52%, 1.22% and 0.87% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.02%, 1.72%, 1.72%, 0.72%, 1.22%, 0.97%, and 0.72% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	31

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.28%
5 Years	14.40%
Since Inception*	4.11%

Class B Shares
1 Year	7.16%
5 Years	14.56%
Since Inception*	3.93%

Class C Shares
1 Year	10.16%
5 Years	14.59%
Since Inception*	3.90%

Advisor Class Shares†
1 Year	12.21%
5 Years	15.72%
Since Inception*	4.93%

Class R Shares†
1 Year	11.73%
5 Years	15.18%
Since Inception*	4.42%

Class K Shares†
1 Year	12.11%
5 Years	15.46%
Since Inception*	4.69%

Class I Shares†
1 Year	12.28%
5 Years	15.74%
Since Inception*	4.94%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

32	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	15.97%	11.08%
5 Years	17.96%	16.94%
Since Inception*	4.94%	4.41%

Class B Shares
1 Year	15.19%	11.19%
5 Years	17.16%	17.16%
Since Inception*	4.23%	4.23%

Class C Shares
1 Year	14.94%	13.94%
5 Years	17.14%	17.14%
Since Inception*	4.19%	4.19%

Advisor Class Shares†
1 Year	16.22%	16.22%
5 Years	18.31%	18.31%
Since Inception*	5.24%	5.24%

Class R Shares†
1 Year	15.73%	15.73%
5 Years	17.73%	17.73%
Since Inception*	4.74%	4.74%

Class K Shares†
1 Year	16.02%	16.02%
5 Years	18.04%	18.04%
Since Inception*	4.98%	4.98%

Class I Shares†
1 Year	16.23%	16.23%
5 Years	18.34%	18.34%
Since Inception*	5.26%	5.26%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.29%, 2.03%, 2.02%, 1.01%, 1.52%, 1.22% and 0.90%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.04%, 1.74%, 1.74%, 0.74%, 1.24%, 0.99% and 0.74% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	33

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	9.02%
5 Years	15.17%
Since Inception*	4.38%

Class B Shares
1 Year	9.05%
5 Years	15.38%
Since Inception*	4.20%

Class C Shares
1 Year	11.81%
5 Years	15.33%
Since Inception*	4.15%

Advisor Class Shares†
1 Year	14.18%
5 Years	16.52%
Since Inception*	5.20%

Class R Shares†
1 Year	13.60%
5 Years	15.94%
Since Inception*	4.70%

Class K Shares†
1 Year	13.88%
5 Years	16.25%
Since Inception*	4.94%

Class I Shares†
1 Year	14.19%
5 Years	16.55%
Since Inception*	5.22%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

34	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	17.94%	12.95%
5 Years	18.37%	17.33%
Since Inception*	4.81%	4.28%

Class B Shares
1 Year	17.18%	13.18%
5 Years	17.55%	17.55%
Since Inception*	4.08%	4.08%

Class C Shares
1 Year	17.09%	16.09%
5 Years	17.55%	17.55%
Since Inception*	4.06%	4.06%

Advisor Class Shares†
1 Year	18.26%	18.26%
5 Years	18.69%	18.69%
Since Inception*	5.11%	5.11%

Class R Shares†
1 Year	17.68%	17.68%
5 Years	18.10%	18.10%
Since Inception*	4.61%	4.61%

Class K Shares†
1 Year	18.06%	18.06%
5 Years	18.42%	18.42%
Since Inception*	4.85%	4.85%

Class I Shares†
1 Year	18.29%	18.29%
5 Years	18.71%	18.71%
Since Inception*	5.11%	5.11%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.33%, 2.07%, 2.05%, 1.04%, 1.6%, 1.3% and 0.97%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	35

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	10.75%
5 Years	15.49%
Since Inception*	4.24%

Class B Shares
1 Year	10.78%
5 Years	15.71%
Since Inception*	4.05%

Class C Shares
1 Year	13.80%
5 Years	15.71%
Since Inception*	4.02%

Advisor Class Shares†
1 Year	15.97%
5 Years	16.84%
Since Inception*	5.07%

Class R Shares†
1 Year	15.39%
5 Years	16.28%
Since Inception*	4.57%

Class K Shares†
1 Year	15.65%
5 Years	16.56%
Since Inception*	4.81%

Class I Shares†
1 Year	15.99%
5 Years	16.86%
Since Inception*	5.07%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

36	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	19.28%	14.25%
5 Years	18.51%	17.50%
Since Inception*	4.75%	4.22%

Class B Shares
1 Year	18.47%	14.47%
5 Years	17.69%	17.69%
Since Inception*	4.06%	4.06%

Class C Shares
1 Year	18.42%	17.42%
5 Years	17.67%	17.67%
Since Inception*	4.02%	4.02%

Advisor Class Shares†
1 Year	19.59%	19.59%
5 Years	18.83%	18.83%
Since Inception*	5.06%	5.06%

Class R Shares†
1 Year	19.03%	19.03%
5 Years	18.26%	18.26%
Since Inception*	4.53%	4.53%

Class K Shares†
1 Year	19.36%	19.36%
5 Years	18.59%	18.59%
Since Inception*	4.81%	4.81%

Class I Shares†
1 Year	19.68%	19.68%
5 Years	18.86%	18.86%
Since Inception*	5.07%	5.07%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.38%, 2.11%, 2.1%, 1.08%, 1.66%, 1.35% and 1.03%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	37

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	11.75%
5 Years	15.53%
Since Inception*	4.18%

Class B Shares
1 Year	11.86%
5 Years	15.78%
Since Inception*	4.02%

Class C Shares
1 Year	14.81%
5 Years	15.76%
Since Inception*	3.97%

Advisor Class Shares†
1 Year	17.06%
5 Years	16.93%
Since Inception*	5.02%

Class R Shares†
1 Year	16.50%
5 Years	16.33%
Since Inception*	4.48%

Class K Shares†
1 Year	16.83%
5 Years	16.63%
Since Inception*	4.76%

Class I Shares†
1 Year	17.13%
5 Years	16.95%
Since Inception*	5.03%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

38	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	20.28%	15.13%
5 Years	18.69%	17.67%
Since Inception*	5.01%	4.48%

Class B Shares
1 Year	19.37%	15.37%
5 Years	17.86%	17.86%
Since Inception*	4.32%	4.32%

Class C Shares
1 Year	19.39%	18.39%
5 Years	17.88%	17.88%
Since Inception*	4.29%	4.29%

Advisor Class Shares†
1 Year	20.67%	20.67%
5 Years	19.05%	19.05%
Since Inception*	5.33%	5.33%

Class R Shares†
1 Year	20.00%	20.00%
5 Years	18.48%	18.48%
Since Inception*	4.82%	4.82%

Class K Shares†
1 Year	20.30%	20.30%
5 Years	18.77%	18.77%
Since Inception*	5.08%	5.08%

Class I Shares†
1 Year	20.59%	20.59%
5 Years	19.05%	19.05%
Since Inception*	5.34%	5.34%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.45%, 2.17%, 2.17%, 1.15%, 1.68%, 1.37% and 1.05%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	39

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	12.58%
5 Years	15.77%
Since Inception*	4.44%

Class B Shares
1 Year	12.70%
5 Years	15.96%
Since Inception*	4.28%

Class C Shares
1 Year	15.73%
5 Years	15.94%
Since Inception*	4.24%

Advisor Class Shares†
1 Year	17.88%
5 Years	17.13%
Since Inception*	5.27%

Class R Shares†
1 Year	17.32%
5 Years	16.53%
Since Inception*	4.76%

Class K Shares†
1 Year	17.61%
5 Years	16.85%
Since Inception*	5.03%

Class I Shares†
1 Year	17.89%
5 Years	17.12%
Since Inception*	5.28%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

40	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	20.54%	15.39%
5 Years	18.73%	17.69%
Since Inception*	4.95%	4.42%

Class B Shares
1 Year	19.77%	15.77%
5 Years	17.92%	17.92%
Since Inception*	4.25%	4.25%

Class C Shares
1 Year	19.69%	18.69%
5 Years	17.92%	17.92%
Since Inception*	4.20%	4.20%

Advisor Class Shares†
1 Year	20.87%	20.87%
5 Years	19.11%	19.11%
Since Inception*	5.26%	5.26%

Class R Shares†
1 Year	20.28%	20.28%
5 Years	18.48%	18.48%
Since Inception*	4.73%	4.73%

Class K Shares†
1 Year	20.61%	20.61%
5 Years	18.79%	18.79%
Since Inception*	5.00%	5.00%

Class I Shares†
1 Year	20.92%	20.92%
5 Years	19.08%	19.08%
Since Inception*	5.25%	5.25%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.56%, 2.35%, 2.29%, 1.27%, 1.77%, 1.47% and 1.15%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	41

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	12.69%
5 Years	15.79%
Since Inception*	4.37%

Class B Shares
1 Year	12.95%
5 Years	16.00%
Since Inception*	4.20%

Class C Shares
1 Year	15.95%
5 Years	15.98%
Since Inception*	4.15%

Advisor Class Shares†
1 Year	18.13%
5 Years	17.16%
Since Inception*	5.21%

Class R Shares†
1 Year	17.42%
5 Years	16.54%
Since Inception*	4.67%

Class K Shares†
1 Year	17.84%
5 Years	16.87%
Since Inception*	4.95%

Class I Shares†
1 Year	18.14%
5 Years	17.16%
Since Inception*	5.20%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

42	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	20.84%	15.70%
5 Years	18.84%	17.80%
Since Inception*	2.82%	2.16%

Class B Shares
1 Year	20.04%	16.04%
5 Years	18.07%	18.07%
Since Inception*	2.12%	2.12%

Class C Shares
1 Year	20.14%	19.14%
5 Years	18.07%	18.07%
Since Inception*	2.15%	2.15%

Advisor Class Shares†
1 Year	21.17%	21.17%
5 Years	19.24%	19.24%
Since Inception*	3.13%	3.13%

Class R Shares†
1 Year	20.62%	20.62%
5 Years	18.62%	18.62%
Since Inception*	2.63%	2.63%

Class K Shares†
1 Year	20.80%	20.80%
5 Years	18.92%	18.92%
Since Inception*	2.90%	2.90%

Class I Shares†
1 Year	21.14%	21.14%
5 Years	19.25%	19.25%
Since Inception*	3.14%	3.14%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.55%, 3.65%, 3.28%, 2.24%, 2.61%, 2.29% and 1.95%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	43

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	12.97%
5 Years	15.86%
Since Inception*	2.13%

Class B Shares
1 Year	13.10%
5 Years	16.07%
Since Inception*	2.06%

Class C Shares
1 Year	16.19%
5 Years	16.12%
Since Inception*	2.09%

Advisor Class Shares†
1 Year	18.38%
5 Years	17.25%
Since Inception*	3.09%

Class R Shares†
1 Year	17.78%
5 Years	16.70%
Since Inception*	2.58%

Class K Shares†
1 Year	18.08%
5 Years	16.98%
Since Inception*	2.86%

Class I Shares†
1 Year	18.41%
5 Years	17.26%
Since Inception*	3.09%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

44	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2014 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	20.81%	15.69%
5 Years	18.78%	17.76%
Since Inception*	2.48%	1.82%

Class B Shares
1 Year	19.88%	15.88%
5 Years	17.91%	17.91%
Since Inception*	1.76%	1.76%

Class C Shares
1 Year	20.01%	19.01%
5 Years	17.90%	17.90%
Since Inception*	1.75%	1.75%

Advisor Class Shares†
1 Year	21.09%	21.09%
5 Years	19.06%	19.06%
Since Inception*	2.74%	2.74%

Class R Shares†
1 Year	20.56%	20.56%
5 Years	18.53%	18.53%
Since Inception*	2.27%	2.27%

Class K Shares†
1 Year	20.89%	20.89%
5 Years	18.79%	18.79%
Since Inception*	2.54%	2.54%

Class I Shares†
1 Year	21.17%	21.17%
5 Years	19.14%	19.14%
Since Inception*	2.80%	2.80%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 5.67%, 6.8%, 6.43%, 5.44%, 4.84%, 4.54% and 4.19%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2014 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	45

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	13.00%
5 Years	15.79%
Since Inception*	1.79%

Class B Shares
1 Year	13.15%
5 Years	15.98%
Since Inception*	1.72%

Class C Shares
1 Year	16.15%
5 Years	16.00%
Since Inception*	1.70%

Advisor Class Shares†
1 Year	18.19%
5 Years	17.09%
Since Inception*	2.69%

Class R Shares†
1 Year	17.64%
5 Years	16.56%
Since Inception*	2.20%

Class K Shares†
1 Year	18.07%
5 Years	16.85%
Since Inception*	2.49%

Class I Shares†
1 Year	18.35%
5 Years	17.15%
Since Inception*	2.75%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

46	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF FEBRUARY 28, 2014 (unaudited)
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	28.12%
5 Years	22.76%
Since Inception*	5.71%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	33.24%
5 Years	22.20%
Since Inception*	8.13%

AllianceBernstein International Value Portfolio
1 Year	18.80%
5 Years	15.65%
Since Inception*	3.89%

AllianceBernstein International Growth Portfolio
1 Year	10.55%
5 Years	11.14%
Since Inception*	2.30%

Alliance Bernstein Short Duration Bond Portfolio
1 Year	0.74%
5 Years	3.20%
Since Inception*	2.53%

AllianceBernstein Global Core Bond Portfolio
1 Year	0.90%
5 Years	8.13%
Since Inception*	5.58%

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	-3.44%
5 Years	6.24%
Since Inception*	4.91%

*	Inception date: 5/20/05.

†	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a salescharge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios. Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	47

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF FEBRUARY 28, 2014 (unaudited)
NAV/SEC Returns†

AllianceBernstein High-Yield Portfolio
1 Year	10.30%
5 Years	20.77%
Since Inception*	9.56%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	28.66%
5 Years	29.27%
Since Inception*	10.31%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	37.66%
5 Years	33.29%
Since Inception*	14.58%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	1.68%
5 Years	18.26%
Since Inception*	4.26%

AllianceBernstein Volatility Management Portfolio
1 Year	18.82%
Since Inception**	9.50%

†	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios. Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

48	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	25.27%
5 Years	20.95%
Since Inception*	5.93%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	26.13%
5 Years	19.61%
Since Inception*	7.72%

AllianceBernstein International Value Portfolio
1 Year	17.58%
5 Years	13.54%
Since Inception*	3.78%

AllianceBernstein International Growth Portfolio
1 Year	11.31%
5 Years	10.35%
Since Inception*	2.48%

Alliance Bernstein Short Duration Bond Portfolio
1 Year	0.72%
5 Years	3.10%
Since Inception*	2.51%

AllianceBernstein Global Core Bond Portfolio
1 Year	0.42%
5 Years	7.69%
Since Inception*	5.53%

*	Inception date: 5/20/05.

†	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios. Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	49

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2014 (unaudited)
NAV/SEC Returns†

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	-4.28%
5 Years	5.16%
Since Inception*	4.81%

AllianceBernstein High-Yield Portfolio
1 Year	9.49%
5 Years	20.15%
Since Inception*	9.52%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	24.97%
5 Years	27.00%
Since Inception*	10.42%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	26.96%
5 Year	29.22%
Since Inception*	13.80%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	1.69%
5 Years	16.48%
Since Inception*	4.29%

AllianceBernstein Volatility Management Portfolio
1 Year	16.97%
Since Inception**	9.43%

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

†	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios. Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

See Disclosures, Risks and Note about Historical Performance on pages 6-9.

50	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2000 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,059.60	$4.19	0.82%
Hypothetical**	$1,000	$1,020.73	$4.11	0.82%
Class B
Actual	$1,000	$1,055.60	$7.75	1.52%
Hypothetical**	$1,000	$1,017.26	$7.60	1.52%
Class C
Actual	$1,000	$1,055.80	$7.75	1.52%
Hypothetical**	$1,000	$1,017.26	$7.60	1.52%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	51

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Advisor Class
Actual	$1,000	$1,060.30	$2.66	0.52%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%
Class R
Actual	$1,000	$1,058.20	$5.21	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class K
Actual	$1,000	$1,059.10	$3.93	0.77%
Hypothetical**	$1,000	$1,020.98	$3.86	0.77%
Class I
Actual	$1,000	$1,060.90	$2.66	0.52%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%

2005 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,073.80	$4.52	0.88%
Hypothetical**	$1,000	$1,020.43	$4.41	0.88%
Class B
Actual	$1,000	$1,070.00	$8.11	1.58%
Hypothetical**	$1,000	$1,016.96	$7.90	1.58%
Class C
Actual	$1,000	$1,070.60	$8.11	1.58%
Hypothetical**	$1,000	$1,016.96	$7.90	1.58%
Advisor Class
Actual	$1,000	$1,075.90	$2.99	0.58%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%
Class R
Actual	$1,000	$1,072.30	$5.55	1.08%
Hypothetical**	$1,000	$1,019.44	$5.41	1.08%
Class K
Actual	$1,000	$1,074.50	$4.27	0.83%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%
Class I
Actual	$1,000	$1,074.90	$2.98	0.58%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%

52	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2010 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,087.00	$4.66	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%
Class B
Actual	$1,000	$1,084.00	$8.27	1.60%
Hypothetical**	$1,000	$1,016.86	$8.00	1.60%
Class C
Actual	$1,000	$1,083.90	$8.27	1.60%
Hypothetical**	$1,000	$1,016.86	$8.00	1.60%
Advisor Class
Actual	$1,000	$1,089.00	$3.11	0.60%
Hypothetical**	$1,000	$1,021.82	$3.01	0.60%
Class R
Actual	$1,000	$1,086.90	$5.69	1.10%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%
Class K
Actual	$1,000	$1,087.80	$4.40	0.85%
Hypothetical**	$1,000	$1,020.58	$4.26	0.85%
Class I
Actual	$1,000	$1,088.20	$3.11	0.60%
Hypothetical**	$1,000	$1,021.82	$3.01	0.60%

2015 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,100.70	$4.90	0.94%
Hypothetical**	$1,000	$1,020.13	$4.71	0.94%
Class B
Actual	$1,000	$1,096.40	$8.52	1.64%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%
Class C
Actual	$1,000	$1,096.10	$8.52	1.64%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%
Advisor Class
Actual	$1,000	$1,101.90	$3.34	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%
Class R
Actual	$1,000	$1,099.70	$5.93	1.14%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%
Class K
Actual	$1,000	$1,100.50	$4.64	0.89%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%
Class I
Actual	$1,000	$1,102.20	$3.34	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	53

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2020 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,108.60	$5.12	0.98%
Hypothetical**	$1,000	$1,019.93	$4.91	0.98%
Class B
Actual	$1,000	$1,105.40	$8.77	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Class C
Actual	$1,000	$1,105.30	$8.77	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Advisor Class
Actual	$1,000	$1,110.80	$3.56	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%
Class R
Actual	$1,000	$1,109.00	$6.17	1.18%
Hypothetical**	$1,000	$1,018.94	$5.91	1.18%
Class K
Actual	$1,000	$1,109.90	$4.87	0.93%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%
Class I
Actual	$1,000	$1,110.40	$3.56	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%

2025 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,118.80	$5.25	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,114.90	$8.91	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,113.50	$8.91	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,120.30	$3.68	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,117.60	$6.30	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,118.40	$4.99	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,120.40	$3.68	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

54	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2030 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,128.50	$5.38	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$1,124.80	$9.06	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,123.90	$9.06	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,129.70	$3.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$1,127.00	$6.43	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$1,128.60	$5.12	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$1,129.80	$3.80	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

2035 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,133.40	$5.40	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$1,130.30	$9.08	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,129.70	$9.08	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,135.50	$3.81	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$1,132.70	$6.45	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$1,135.00	$5.13	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$1,136.00	$3.81	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	55

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2040 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,138.40	$5.41	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$1,134.30	$9.10	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,134.50	$9.10	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,140.40	$3.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$1,137.40	$6.47	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$1,139.30	$5.15	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$1,140.10	$3.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

2045 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,139.70	$5.41	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$1,135.80	$9.11	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,134.90	$9.10	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,141.00	$3.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$1,137.60	$6.47	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$1,138.80	$5.14	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$1,140.60	$3.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

56	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2050 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,139.90	$5.41	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$1,137.10	$9.11	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,136.60	$9.11	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,141.60	$3.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$1,139.80	$6.47	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$1,140.20	$5.15	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$1,142.10	$3.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%

2055 Retirement Strategy

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,140.80	$5.41	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000	$1,136.20	$9.11	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Class C
Actual	$1,000	$1,137.30	$9.11	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$1,141.70	$3.82	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
Class R
Actual	$1,000	$1,140.10	$6.47	1.22%
Hypothetical**	$1,000	$1,018.74	$6.11	1.22%
Class K
Actual	$1,000	$1,140.40	$5.15	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$1,143.20	$3.83	0.72%
Hypothetical**	$1,000	$1,021.22	$3.61	0.72%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% annual return before expenses.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	57

Expense Example

2000 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $11,937

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

58	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2005 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $15,543

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	59

Portfolio Summary

2010 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $58,033

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

60	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2015 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $128,299

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	61

Portfolio Summary

2020 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $216,462

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

62	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2025 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $209,279

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	63

Portfolio Summary

2030 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $183,833

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

64	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2035 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $150,524

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	65

Portfolio Summary

2040 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $134,133

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

66	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2045 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $97,145

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	67

Portfolio Summary

2050 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $30,779

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

68	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2055 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $12,794

*	All data are as of February 28, 2014. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 236-437. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 22. Additional performance for the Underlying Portfolios may be found on pages 47-50.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	69

Portfolio Summary

2000 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.4%
The AllianceBernstein Pooling Portfolios - Fixed Income – 63.2%
Bond Inflation Protection Portfolio	180,340	$1,796,191
Global Core Bond Portfolio	254,607	2,622,448
High-Yield Portfolio	5,532	59,964
Short Duration Bond Portfolio	324,393	3,065,514

		7,544,117

The AllianceBernstein Pooling Portfolios - Equity – 37.2%
International Growth Portfolio	43,101	384,893
International Value Portfolio	47,480	385,540
Multi-Asset Real Return Portfolio	98,496	841,152
Small-Mid Cap Growth Portfolio	7,326	95,243
Small-Mid Cap Value Portfolio	7,210	96,331
U.S. Large Cap Growth Portfolio	32,271	509,227
U.S. Value Portfolio	41,408	510,972
Volatility Management Portfolio	138,168	1,620,714

		4,444,072

Total Investments – 100.4% (cost $10,859,954)		11,988,189
Other assets less liabilities – (0.4)%		(51,112)

Net Assets – 100.0%		$11,937,077

See notes to financial statements.

70	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2000 Retirement Strategy—Portfolio of Investments

2005 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.3%
The AllianceBernstein Pooling Portfolios - Fixed Income – 52.9%
Bond Inflation Protection Portfolio	233,933	$2,329,973
Global Core Bond Portfolio	283,383	2,918,846
High-Yield Portfolio	43,344	469,852
Short Duration Bond Portfolio	264,722	2,501,620

		8,220,291

The AllianceBernstein Pooling Portfolios - Equity – 47.4%
International Growth Portfolio	75,230	671,801
International Value Portfolio	82,728	671,754
Multi-Asset Real Return Portfolio	133,842	1,143,009
Small-Mid Cap Growth Portfolio	13,446	174,793
Small-Mid Cap Value Portfolio	13,035	174,147
U.S. Large Cap Growth Portfolio	54,227	855,700
U.S. Value Portfolio	69,997	863,767
Volatility Management Portfolio	239,979	2,814,959

		7,369,930

Total Investments – 100.3% (cost $12,889,517)		15,590,221
Other assets less liabilities – (0.3)%		(47,084)

Net Assets – 100.0%		$15,543,137

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	71

2005 Retirement Strategy—Portfolio of Investments

2010 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.2%
The AllianceBernstein Pooling Portfolios - Equity – 57.4%
International Growth Portfolio	369,654	$3,301,011
International Value Portfolio	407,270	3,307,028
Multi-Asset Real Return Portfolio	599,087	5,116,201
Small-Mid Cap Growth Portfolio	73,180	951,333
Small-Mid Cap Value Portfolio	71,503	955,283
U.S. Large Cap Growth Portfolio	253,382	3,998,368
U.S. Value Portfolio	325,302	4,014,232
Volatility Management Portfolio	994,668	11,667,458

		33,310,914

The AllianceBernstein Pooling Portfolios - Fixed Income – 42.8%
Bond Inflation Protection Portfolio	857,255	8,538,263
Global Core Bond Portfolio	874,026	9,002,468
High-Yield Portfolio	290,683	3,150,999
Short Duration Bond Portfolio	436,858	4,128,312

		24,820,042

Total Investments – 100.2% (cost $46,468,177)		58,130,956
Other assets less liabilities – (0.2)%		(98,361)

Net Assets – 100.0%		$58,032,595

See notes to financial statements.

72	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2010 Retirement Strategy—Portfolio of Investments

2015 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 101.0%
The AllianceBernstein Pooling Portfolios - Equity – 67.1%
International Growth Portfolio	1,060,989	$9,474,628
International Value Portfolio	1,168,941	9,491,800
Multi-Asset Real Return Portfolio	1,512,760	12,918,967
Small-Mid Cap Growth Portfolio	214,773	2,792,055
Small-Mid Cap Value Portfolio	211,063	2,819,799
U.S. Large Cap Growth Portfolio	717,390	11,320,420
U.S. Value Portfolio	921,020	11,365,388
Volatility Management Portfolio	2,212,485	25,952,446

		86,135,503

The AllianceBernstein Pooling Portfolios - Fixed Income – 33.9%
Bond Inflation Protection Portfolio	1,685,100	16,783,597
Global Core Bond Portfolio	1,705,034	17,561,850
High-Yield Portfolio	837,331	9,076,670

		43,422,117

Total Investments – 101.0% (cost $98,702,590)		129,557,620
Other assets less liabilities – (1.0)%		(1,258,478)

Net Assets – 100.0%		$128,299,142

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	73

2015 Retirement Strategy—Portfolio of Investments

2020 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
The AllianceBernstein Pooling Portfolios - Equity – 74.0%
International Growth Portfolio	2,141,779	$19,126,086
International Value Portfolio	2,353,527	19,110,642
Multi-Asset Real Return Portfolio	2,542,435	21,712,391
Small-Mid Cap Growth Portfolio	490,375	6,374,875
Small-Mid Cap Value Portfolio	481,938	6,438,691
U.S. Large Cap Growth Portfolio	1,385,286	21,859,817
U.S. Value Portfolio	1,778,973	21,952,523
Volatility Management Portfolio	3,706,474	43,476,945

		160,051,970

The AllianceBernstein Pooling Portfolios - Fixed Income – 26.1%
Bond Inflation Protection Portfolio	1,697,147	16,903,582
Global Core Bond Portfolio	2,397,951	24,698,899
High-Yield Portfolio	1,378,282	14,940,579

		56,543,060

Total Investments – 100.1% (cost $164,850,229)		216,595,030
Other assets less liabilities – (0.1)%		(133,311)

Net Assets – 100.0%		$216,461,719

See notes to financial statements.

74	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2020 Retirement Strategy—Portfolio of Investments

2025 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
The AllianceBernstein Pooling Portfolios - Equity – 80.5%
International Growth Portfolio	2,401,288	$21,443,504
International Value Portfolio	2,643,187	21,462,675
Multi-Asset Real Return Portfolio	2,381,411	20,337,248
Small-Mid Cap Growth Portfolio	583,244	7,582,172
Small-Mid Cap Value Portfolio	573,556	7,662,712
U.S. Large Cap Growth Portfolio	1,556,862	24,567,282
U.S. Value Portfolio	1,998,429	24,660,612
Volatility Management Portfolio	3,487,328	40,906,356

		168,622,561

The AllianceBernstein Pooling Portfolios - Fixed Income – 19.6%
Bond Inflation Protection Portfolio	670,404	6,677,224
Global Core Bond Portfolio	1,906,685	19,638,853
High-Yield Portfolio	1,351,331	14,648,431

		40,964,508

Total Investments – 100.1% (cost $158,002,310)		209,587,069
Other assets less liabilities – (0.1)%		(308,182)

Net Assets – 100.0%		$209,278,887

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	75

2025 Retirement Strategy—Portfolio of Investments

2030 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.3%
The AllianceBernstein Pooling Portfolios - Equity – 87.1%
International Growth Portfolio	2,565,685	$22,911,564
International Value Portfolio	2,824,164	22,932,209
Multi-Asset Real Return Portfolio	1,764,392	15,067,910
Small-Mid Cap Growth Portfolio	623,898	8,110,668
Small-Mid Cap Value Portfolio	613,726	8,199,385
U.S. Large Cap Growth Portfolio	1,658,023	26,163,605
U.S. Value Portfolio	2,130,389	26,289,004
Volatility Management Portfolio	2,594,096	30,428,740

		160,103,085

The AllianceBernstein Pooling Portfolios - Fixed Income – 13.2%
Global Core Bond Portfolio	1,175,273	12,105,310
High-Yield Portfolio	1,118,625	12,125,898

		24,231,208

Total Investments – 100.3% (cost $134,069,391)		184,334,293
Other assets less liabilities – (0.3)%		(501,078)

Net Assets – 100.0%		$183,833,215

See notes to financial statements.

76	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2030 Retirement Strategy—Portfolio of Investments

2035 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.0%
The AllianceBernstein Pooling Portfolios - Equity – 91.0%
International Growth Portfolio	2,432,350	$21,720,882
International Value Portfolio	2,674,223	21,714,687
Multi-Asset Real Return Portfolio	1,159,253	9,900,024
Small-Mid Cap Growth Portfolio	592,094	7,697,227
Small-Mid Cap Value Portfolio	581,872	7,773,814
U.S. Large Cap Growth Portfolio	1,585,101	25,012,892
U.S. Value Portfolio	2,034,128	25,101,138
Volatility Management Portfolio	1,540,387	18,068,736

		136,989,400

The AllianceBernstein Pooling Portfolios - Fixed Income – 9.0%
Global Core Bond Portfolio	726,558	7,483,550
High-Yield Portfolio	552,599	5,990,171

		13,473,721

Total Investments – 100.0% (cost $109,395,234)		150,463,121
Other assets less liabilities – 0.0%		61,100

Net Assets – 100.0%		$150,524,221

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	77

2035 Retirement Strategy—Portfolio of Investments

2040 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.0%
The AllianceBernstein Pooling Portfolios - Equity – 95.0%
International Growth Portfolio	2,440,098	$21,790,076
International Value Portfolio	2,686,023	21,810,503
Multi-Asset Real Return Portfolio	782,878	6,685,777
Small-Mid Cap Growth Portfolio	594,844	7,732,974
Small-Mid Cap Value Portfolio	584,606	7,810,328
U.S. Large Cap Growth Portfolio	1,567,042	24,727,919
U.S. Value Portfolio	2,014,650	24,860,785
Volatility Management Portfolio	1,028,933	12,069,387

		127,487,749

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.0%
Global Core Bond Portfolio	646,782	6,661,858

Total Investments – 100.0% (cost $95,169,052)		134,149,607
Other assets less liabilities – 0.0%		(16,915)

Net Assets – 100.0%		$134,132,692

See notes to financial statements.

78	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2040 Retirement Strategy—Portfolio of Investments

2045 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
The AllianceBernstein Pooling Portfolios - Equity – 94.9%
International Growth Portfolio	1,873,238	$16,728,015
International Value Portfolio	2,063,575	16,756,233
Multi-Asset Real Return Portfolio	567,934	4,850,156
Small-Mid Cap Growth Portfolio	451,558	5,870,249
Small-Mid Cap Value Portfolio	443,772	5,928,798
U.S. Large Cap Growth Portfolio	1,209,452	19,085,153
U.S. Value Portfolio	1,551,938	19,150,914
Volatility Management Portfolio	331,068	3,883,426

		92,252,944

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.0%
Global Core Bond Portfolio	470,056	4,841,571

Total Investments – 99.9% (cost $69,026,132)		97,094,515
Other assets less liabilities – 0.1%		50,217

Net Assets – 100.0%		$97,144,732

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	79

2045 Retirement Strategy—Portfolio of Investments

2050 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
The AllianceBernstein Pooling Portfolios - Equity – 94.8%
International Growth Portfolio	620,297	$5,539,252
International Value Portfolio	683,333	5,548,667
Multi-Asset Real Return Portfolio	179,993	1,537,136
Small-Mid Cap Growth Portfolio	152,220	1,978,859
Small-Mid Cap Value Portfolio	149,614	1,998,840
U.S. Large Cap Growth Portfolio	398,231	6,284,081
U.S. Value Portfolio	511,007	6,305,832

		29,192,667

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.0%
Global Core Bond Portfolio	148,711	1,531,724

Total Investments – 99.8% (cost $23,324,089)		30,724,391
Other assets less liabilities – 0.2%		54,469

Net Assets – 100.0%		$30,778,860

See notes to financial statements.

80	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2050 Retirement Strategy—Portfolio of Investments

2055 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
The AllianceBernstein Pooling Portfolios - Equity – 94.8%
International Growth Portfolio	257,848	$2,302,586
International Value Portfolio	284,041	2,306,418
Multi-Asset Real Return Portfolio	74,822	638,980
Small-Mid Cap Growth Portfolio	63,291	822,780
Small-Mid Cap Value Portfolio	62,193	830,894
U.S. Large Cap Growth Portfolio	165,552	2,612,411
U.S. Value Portfolio	212,420	2,621,265

		12,135,334

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.0%
Global Core Bond Portfolio	61,823	636,775

Total Investments – 99.8% (cost $10,538,156)		12,772,109
Other assets less liabilities – 0.2%		21,753

Net Assets – 100.0%		$12,793,862

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	81

2055 Retirement Strategy—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2014 (unaudited)

2000 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $10,859,954)	$11,988,189
Receivable for capital stock sold	44,966
Receivable due from Adviser	13,767

Total assets	12,046,922

Liabilities
Payable for investments purchased	28,288
Registration fee payable	18,577
Audit fee payable	17,462
Payable for capital stock redeemed	15,669
Legal fee payable	12,286
Custody fee payable	7,361
Transfer Agent fee payable	2,251
Distribution fee payable	2,248
Accrued expenses	5,703

Total liabilities	109,845

Net Assets	$11,937,077

Composition of Net Assets
Capital stock, at par	$1,081
Additional paid-in capital	10,782,183
Undistributed net investment income	218,188
Accumulated net realized loss on investment transactions	(192,610)
Net unrealized appreciation on investments	1,128,235

$11,937,077

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,181,629	103,660	$11.40	*

B	$137,026	12,211	$11.22

C	$518,304	46,373	$11.18

Advisor	$11,584	1,013	$11.44

R	$984,836	88,640	$11.11

K	$5,436,312	494,226	$11.00

I	$3,667,386	334,497	$10.96

*	The maximum offering price per share for Class A shares was $11.91 which reflects a sales charge of 4.25%.

See notes to financial statements.

82	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2005 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $12,889,517)	$15,590,221
Receivable due from Adviser	11,798
Receivable for capital stock sold	8,381
Receivable for investments sold	7,319

Total assets	15,617,719

Liabilities
Audit fee payable	17,462
Registration fee payable	17,077
Legal fee payable	12,286
Payable for capital stock redeemed	10,350
Custody fee payable	7,361
Distribution fee payable	3,206
Transfer Agent fee payable	1,733
Accrued expenses	5,107

Total liabilities	74,582

Net Assets	$15,543,137

Composition of Net Assets
Capital stock, at par	$1,403
Additional paid-in capital	19,357,174
Undistributed net investment income	25,906
Accumulated net realized loss on investment transactions	(6,542,050)
Net unrealized appreciation on investments	2,700,704

$15,543,137

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,107,284	368,626	$11.14	*

B	$282,973	25,530	$11.08

C	$265,578	24,021	$11.06

Advisor	$168,593	15,124	$11.15

R	$466,291	41,362	$11.27

K	$8,760,973	792,869	$11.05

I	$1,491,445	135,177	$11.03

*	The maximum offering price per share for Class A shares was $11.63 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	83

Statement of Assets & Liabilities

2010 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $46,468,177)	$58,130,956
Receivable for capital stock sold	52,053
Receivable due from Adviser	1,025

Total assets	58,184,034

Liabilities
Payable for capital stock redeemed	29,559
Administrative fee payable	23,191
Audit fee payable	17,462
Payable for investments purchased	16,057
Registration fee payable	14,340
Legal fee payable	12,286
Distribution fee payable	11,256
Transfer Agent fee payable	2,733
Accrued expenses	24,555

Total liabilities	151,439

Net Assets	$58,032,595

Composition of Net Assets
Capital stock, at par	$5,134
Additional paid-in capital	71,814,668
Undistributed net investment income	89,986
Accumulated net realized loss on investment transactions	(25,539,972)
Net unrealized appreciation on investments	11,662,779

$58,032,595

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$11,027,685	975,602	$11.30	*

B	$341,951	30,419	$11.24

C	$2,019,025	180,528	$11.18

Advisor	$10,994,297	972,939	$11.30

R	$6,019,900	531,844	$11.32

K	$24,449,744	2,160,906	$11.31

I	$3,179,993	282,131	$11.27

*	The maximum offering price per share for Class A shares was $11.80 which reflects a sales charge of 4.25%.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2015 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $98,702,590)	$129,557,620
Receivable for capital stock sold	161,072
Receivable for investments sold	27,047

Total assets	129,745,739

Liabilities
Payable for capital stock redeemed	1,282,800
Distribution fee payable	29,814
Advisory fee payable	25,868
Administrative fee payable	23,204
Transfer Agent fee payable	6,328
Accrued expenses	78,583

Total liabilities	1,446,597

Net Assets	$128,299,142

Composition of Net Assets
Capital stock, at par	$11,032
Additional paid-in capital	131,826,552
Undistributed net investment income	100,002
Accumulated net realized loss on investment transactions	(34,493,474)
Net unrealized appreciation on investments	30,855,030

$128,299,142

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$30,515,083	2,632,987	$11.59	*

B	$1,166,138	101,006	$11.55

C	$5,437,147	473,866	$11.47

Advisor	$3,783,714	324,863	$11.65

R	$15,622,013	1,340,110	$11.66

K	$60,946,661	5,226,084	$11.66

I	$10,828,386	933,401	$11.60

*	The maximum offering price per share for Class A shares was $12.10 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	85

Statement of Assets & Liabilities

2020 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $164,850,229)	$216,595,030
Receivable for capital stock sold	260,649
Receivable for investments sold	164,711

Total assets	217,020,390

Liabilities
Payable for capital stock redeemed	319,562
Advisory fee payable	62,164
Distribution fee payable	44,541
Transfer Agent out of pocket fee payable	37,915
Administrative fee payable	23,204
Transfer Agent fee payable	10,013
Accrued expenses	61,272

Total liabilities	558,671

Net Assets	$216,461,719

Composition of Net Assets
Capital stock, at par	$18,548
Additional paid-in capital	212,413,259
Undistributed net investment income	107,539
Accumulated net realized loss on investment transactions	(47,822,428)
Net unrealized appreciation on investments	51,744,801

$216,461,719

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$46,482,734	3,992,355	$11.64	*

B	$1,535,829	132,975	$11.55

C	$6,459,500	559,179	$11.55

Advisor	$5,543,602	474,432	$11.68

R	$25,338,106	2,170,252	$11.68

K	$96,403,530	8,240,480	$11.70

I	$34,698,418	2,977,913	$11.65

*	The maximum offering price per share for Class A shares was $12.16 which reflects a sales charge of 4.25%.

See notes to financial statements.

86	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2025 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $158,002,310)	$209,587,069
Receivable for capital stock sold	400,388

Total assets	209,987,457

Liabilities
Payable for capital stock redeemed	333,931
Payable for investments purchased	130,502
Advisory fee payable	60,451
Distribution fee payable	44,754
Transfer Agent out of pocket fee payable	44,134
Administrative fee payable	23,204
Transfer Agent fee payable	10,617
Accrued expenses	60,977

Total liabilities	708,570

Net Assets	$209,278,887

Composition of Net Assets
Capital stock, at par	$17,384
Additional paid-in capital	200,189,723
Distributions in excess of net investment income	(65,767)
Accumulated net realized loss on investment transactions	(42,447,212)
Net unrealized appreciation on investments	51,584,759

$209,278,887

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$44,842,278	3,730,405	$12.02	*

B	$1,380,644	116,265	$11.88

C	$5,118,908	431,564	$11.86

Advisor	$4,119,079	341,797	$12.05

R	$24,767,645	2,051,876	$12.07

K	$107,765,005	8,942,474	$12.05

I	$21,285,328	1,769,217	$12.03

*	The maximum offering price per share for Class A shares was $12.55 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	87

Statement of Assets & Liabilities

2030 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $134,069,391)	$184,334,293
Receivable for capital stock sold	293,643

Total assets	184,627,936

Liabilities
Payable for capital stock redeemed	564,613
Advisory fee payable	55,319
Distribution fee payable	40,364
Administrative fee payable	24,073
Transfer Agent fee payable	14,840
Payable for investments purchased	6,443
Accrued expenses	89,069

Total liabilities	794,721

Net Assets	$183,833,215

Composition of Net Assets
Capital stock, at par	$15,039
Additional paid-in capital	160,987,099
Distributions in excess of net investment income	(118,447)
Accumulated net realized loss on investment transactions	(27,315,378)
Net unrealized appreciation on investments	50,264,902

$183,833,215

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$44,777,833	3,664,685	$12.22	*

B	$1,161,094	95,660	$12.14

C	$5,762,940	475,045	$12.13

Advisor	$4,154,806	339,334	$12.24

R	$26,350,327	2,148,942	$12.26

K	$79,595,127	6,506,859	$12.23

I	$22,031,088	1,808,918	$12.18

*	The maximum offering price per share for Class A shares was $12.76 which reflects a sales charge of 4.25%.

See notes to financial statements.

88	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2035 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $109,395,234)	$150,463,121
Receivable for capital stock sold	399,224
Receivable for investments sold	139,793

Total assets	151,002,138

Liabilities
Payable for capital stock redeemed	289,175
Advisory fee payable	39,494
Distribution fee payable	29,679
Administrative fee payable	24,073
Transfer Agent fee payable	7,606
Accrued expenses	87,890

Total liabilities	477,917

Net Assets	$150,524,221

Composition of Net Assets
Capital stock, at par	$12,114
Additional paid-in capital	127,728,569
Undistributed net investment income	514,512
Accumulated net realized loss on investment transactions	(18,798,861)
Net unrealized appreciation on investments	41,067,887

$150,524,221

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$30,621,524	2,458,838	$12.45	*

B	$794,930	64,063	$12.41

C	$3,689,028	298,040	$12.38

Advisor	$4,967,957	398,665	$12.46

R	$15,776,409	1,269,842	$12.42

K	$71,463,327	5,751,151	$12.43

I	$23,211,046	1,873,181	$12.39

*	The maximum offering price per share for Class A shares was $13.00 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	89

Statement of Assets & Liabilities

2040 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $95,169,052)	$134,149,607
Receivable for capital stock sold	338,722
Receivable for investments sold	111,930

Total assets	134,600,259

Liabilities
Payable for capital stock redeemed	292,353
Advisory fee payable	33,479
Distribution fee payable	26,579
Administrative fee payable	24,073
Transfer Agent out of pocket fee payable	23,675
Transfer Agent fee payable	6,199
Accrued expenses	61,209

Total liabilities	467,567

Net Assets	$134,132,692

Composition of Net Assets
Capital stock, at par	$10,422
Additional paid-in capital	105,229,384
Undistributed net investment income	403,979
Accumulated net realized loss on investment transactions	(10,491,648)
Net unrealized appreciation on investments	38,980,555

$134,132,692

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$30,258,991	2,342,162	$12.92	*

B	$895,309	69,620	$12.86

C	$3,407,582	264,941	$12.86

Advisor	$5,991,760	462,772	$12.95

R	$17,388,377	1,349,504	$12.89

K	$53,990,110	4,201,937	$12.85

I	$22,200,563	1,731,167	$12.82

*	The maximum offering price per share for Class A shares was $13.49 which reflects a sales charge of 4.25%.

See notes to financial statements.

90	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2045 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $69,026,132)	$97,094,515
Receivable for capital stock sold	335,895
Receivable for investments sold	334,324

Total assets	97,764,734

Liabilities
Payable for capital stock redeemed	477,425
Administrative fee payable	24,096
Distribution fee payable	18,255
Advisory fee payable	17,989
Transfer Agent fee payable	4,697
Accrued expenses	77,540

Total liabilities	620,002

Net Assets	$97,144,732

Composition of Net Assets
Capital stock, at par	$7,671
Additional paid-in capital	73,609,766
Distributions in excess of net investment income	(67,215)
Accumulated net realized loss on investment transactions	(4,473,873)
Net unrealized appreciation on investments	28,068,383

$97,144,732

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$21,219,034	1,664,601	$12.75	*

B	$408,867	32,358	$12.64

C	$2,861,877	227,054	$12.60

Advisor	$11,297,688	885,359	$12.76

R	$12,553,675	992,053	$12.65

K	$33,476,004	2,651,739	$12.62

I	$15,327,587	1,218,029	$12.58

*	The maximum offering price per share for Class A shares was $13.32 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	91

Statement of Assets & Liabilities

2050 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $23,324,089)	$30,724,391
Receivable for investments sold	275,160
Receivable for capital stock sold	203,860
Receivable due from Adviser	4,158

Total assets	31,207,569

Liabilities
Payable for capital stock redeemed	359,266
Distribution fee payable	4,559
Transfer Agent fee payable	2,470
Accrued expenses	62,414

Total liabilities	428,709

Net Assets	$30,778,860

Composition of Net Assets
Capital stock, at par	$3,225
Additional paid-in capital	23,498,076
Distributions in excess of net investment income	(31,391)
Accumulated net realized loss on investment transactions	(91,352)
Net unrealized appreciation on investments	7,400,302

$30,778,860

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,640,654	479,695	$9.67	*

B	$41,071	4,266	$9.63

C	$437,298	45,428	$9.63

Advisor	$184,804	18,812	$9.82

R	$2,826,857	295,522	$9.57

K	$10,877,295	1,142,268	$9.52

I	$11,770,881	1,238,643	$9.50

*	The maximum offering price per share for Class A shares was $10.10 which reflects a sales charge of 4.25%.

See notes to financial statements.

92	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2055 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $10,538,156)	$12,772,109
Receivable for capital stock sold	234,474
Receivable due from Adviser	11,869

Total assets	13,018,452

Liabilities
Payable for investments purchased	156,065
Registration fee payable	19,712
Audit fee payable	17,462
Legal fee payable	12,298
Payable for capital stock redeemed	3,099
Transfer Agent fee payable	2,256
Distribution fee payable	2,101
Accrued expenses	11,597

Total liabilities	224,590

Net Assets	$12,793,862

Composition of Net Assets
Capital stock, at par	$1,307
Additional paid-in capital	10,357,253
Undistributed net investment income	10,991
Accumulated net realized gain on investment transactions	190,358
Net unrealized appreciation on investments	2,233,953

$12,793,862

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,451,649	237,177	$10.34	*

B	$47,096	4,698	$10.02

C	$432,838	43,348	$9.99

Advisor	$23,523	2,226	$10.57

R	$1,119,678	115,604	$9.69

K	$4,365,370	452,521	$9.65

I	$4,353,708	451,818	$9.64

*	The maximum offering price per share for Class A shares was $10.80 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	93

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (unaudited)

	2000 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$267,502

Expenses
Advisory fee (see Note B)	$32,023
Distribution fee – Class A	2,080
Distribution fee – Class B	782
Distribution fee – Class C	2,497
Distribution fee – Class R	2,791
Distribution fee – Class K	6,941
Transfer agency – Class A	6,354
Transfer agency – Class B	742
Transfer agency – Class C	2,344
Transfer agency – Advisor Class	47
Transfer agency – Class R	1,338
Transfer agency – Class K	5,552
Transfer agency – Class I	1,754
Registration fees	37,515
Custodian	32,042
Administrative	27,700
Audit	14,373
Legal	13,670
Printing	3,307
Directors’ fees	2,518
Miscellaneous	3,686

Total expenses	200,056
Less: expenses waived and reimbursed by the Adviser (see Note B)	(154,689)

Net expenses		45,367

Net investment income		222,135

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		107,574
Net realized gain distributions from affiliated Underlying Portfolios		165,868
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		185,967

Net gain on investment transactions		459,409

Net Increase in Net Assets from Operations		$681,544

See notes to financial statements.

94	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2005 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$446,095

Expenses
Advisory fee (see Note B)	$44,887
Distribution fee – Class A	7,063
Distribution fee – Class B	1,597
Distribution fee – Class C	1,299
Distribution fee – Class R	1,849
Distribution fee – Class K	10,915
Transfer agency – Class A	7,596
Transfer agency – Class B	536
Transfer agency – Class C	464
Transfer agency – Advisor Class	277
Transfer agency – Class R	961
Transfer agency – Class K	8,732
Transfer agency – Class I	835
Registration fees	37,504
Custodian	32,042
Administrative	27,700
Audit	14,373
Legal	13,670
Printing	3,219
Directors’ fees	2,518
Miscellaneous	3,625

Total expenses	221,662
Less: expenses waived and reimbursed by the Adviser (see Note B)	(151,604)

Net expenses		70,058

Net investment income		376,037

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		514,072
Net realized gain distributions from affiliated Underlying Portfolios		290,709
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(1,209)

Net gain on investment transactions		803,572

Net Increase in Net Assets from Operations		$1,179,609

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	95

Statement of Operations

	2010 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$1,770,920

Expenses
Advisory fee (see Note B)	$161,083
Distribution fee – Class A	17,864
Distribution fee – Class B	1,728
Distribution fee – Class C	9,811
Distribution fee – Class R	16,699
Distribution fee – Class K	31,010
Transfer agency – Class A	8,432
Transfer agency – Class B	272
Transfer agency – Class C	1,471
Transfer agency – Advisor Class	6,908
Transfer agency – Class R	8,684
Transfer agency – Class K	24,808
Transfer agency – Class I	1,807
Registration fees	37,438
Custodian	32,042
Administrative	26,107
Audit	14,373
Legal	13,670
Printing	6,092
Directors’ fees	2,518
Miscellaneous	4,269

Total expenses	427,086
Less: expenses waived and reimbursed by the Adviser (see Note B)	(174,247)

Net expenses		252,839

Net investment income		1,518,081

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		1,104,704
Net realized gain distributions from affiliated Underlying Portfolios		1,218,912
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		1,068,018

Net gain on investment transactions		3,391,634

Net Increase in Net Assets from Operations		$4,909,715

See notes to financial statements.

96	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2015 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$4,217,169

Expenses
Advisory fee (see Note B)	$396,347
Distribution fee – Class A	51,655
Distribution fee – Class B	6,065
Distribution fee – Class C	27,154
Distribution fee – Class R	42,181
Distribution fee – Class K	74,913
Transfer agency – Class A	19,034
Transfer agency – Class B	750
Transfer agency – Class C	3,145
Transfer agency – Advisor Class	2,028
Transfer agency – Class R	21,934
Transfer agency – Class K	59,931
Transfer agency – Class I	1,056
Registration fees	38,940
Custodian	32,042
Administrative	26,120
Audit	14,373
Legal	13,682
Printing	10,350
Directors’ fees	2,517
Miscellaneous	5,645

Total expenses	849,862
Less: expenses waived and reimbursed by the Adviser (see Note B)	(225,124)

Net expenses		624,738

Net investment income		3,592,431

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		3,249,814
Net realized gain distributions from affiliated Underlying Portfolios		3,087,802
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		2,652,314

Net gain on investment transactions		8,989,930

Net Increase in Net Assets from Operations		$12,582,361

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	97

Statement of Operations

	2020 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$7,001,087

Expenses
Advisory fee (see Note B)	$650,334
Distribution fee – Class A	71,207
Distribution fee – Class B	7,800
Distribution fee – Class C	31,896
Distribution fee – Class R	66,112
Distribution fee – Class K	120,592
Transfer agency – Class A	27,986
Transfer agency – Class B	1,041
Transfer agency – Class C	3,994
Transfer agency – Advisor Class	3,109
Transfer agency – Class R	34,378
Transfer agency – Class K	96,473
Transfer agency – Class I	14,960
Registration fees	39,610
Custodian	32,042
Administrative	26,120
Audit	14,373
Legal	13,682
Printing	12,744
Directors’ fees	2,517
Miscellaneous	6,898

Total expenses	1,277,868
Less: expenses waived and reimbursed by the Adviser (see Note B)	(243,216)

Net expenses		1,034,652

Net investment income		5,966,435

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		4,051,875
Net realized gain distributions from affiliated Underlying Portfolios		5,471,657
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		6,755,639

Net gain on investment transactions		16,279,171

Net Increase in Net Assets from Operations		$22,245,606

See notes to financial statements.

98	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2025 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$6,571,056

Expenses
Advisory fee (see Note B)	$608,495
Distribution fee – Class A	68,881
Distribution fee – Class B	6,544
Distribution fee – Class C	25,440
Distribution fee – Class R	64,855
Distribution fee – Class K	125,993
Transfer agency – Class A	28,363
Transfer agency – Class B	907
Transfer agency – Class C	3,326
Transfer agency – Advisor Class	2,415
Transfer agency – Class R	33,725
Transfer agency – Class K	100,795
Transfer agency – Class I	11,917
Registration fees	39,367
Custodian	32,042
Administrative	26,120
Audit	14,373
Legal	13,681
Printing	13,487
Directors’ fees	2,517
Miscellaneous	6,549

Total expenses	1,229,792
Less: expenses waived and reimbursed by the Adviser (see Note B)	(228,169)

Net expenses		1,001,623

Net investment income		5,569,433

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		2,982,431
Net realized gain distributions from affiliated Underlying Portfolios		5,554,669
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		8,266,194

Net gain on investment transactions		16,803,294

Net Increase in Net Assets from Operations		$22,372,727

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	99

Statement of Operations

	2030 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$5,653,854

Expenses
Advisory fee (see Note B)	$591,504
Distribution fee – Class A	69,146
Distribution fee – Class B	5,667
Distribution fee – Class C	28,257
Distribution fee – Class R	69,290
Distribution fee – Class K	96,692
Transfer agency – Class A	28,298
Transfer agency – Class B	800
Transfer agency – Class C	3,667
Transfer agency – Advisor Class	2,545
Transfer agency – Class R	36,031
Transfer agency – Class K	77,354
Transfer agency – Class I	11,933
Registration fees	38,963
Custodian	32,042
Administrative	25,454
Audit	14,373
Legal	13,670
Printing	13,137
Directors’ fees	2,518
Miscellaneous	6,102

Total expenses	1,167,443
Less: expenses waived and reimbursed by the Adviser (see Note B)	(243,186)

Net expenses		924,257

Net investment income		4,729,597

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		4,243,897
Net realized gain distributions from affiliated Underlying Portfolios		5,386,096
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		7,355,394

Net gain on investment transactions		16,985,387

Net Increase in Net Assets from Operations		$21,714,984

See notes to financial statements.

100	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2035 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$4,186,637

Expenses
Advisory fee (see Note B)	$471,024
Distribution fee – Class A	46,846
Distribution fee – Class B	3,977
Distribution fee – Class C	18,205
Distribution fee – Class R	41,209
Distribution fee – Class K	84,078
Transfer agency – Class A	24,995
Transfer agency – Class B	715
Transfer agency – Class C	3,043
Transfer agency – Advisor Class	3,729
Transfer agency – Class R	21,428
Transfer agency – Class K	67,263
Transfer agency – Class I	12,509
Registration fees	38,344
Custodian	32,042
Administrative	25,454
Printing	16,568
Audit	14,373
Legal	13,670
Directors’ fees	2,517
Miscellaneous	5,470

Total expenses	947,459
Less: expenses waived and reimbursed by the Adviser (see Note B)	(231,395)

Net expenses		716,064

Net investment income		3,470,573

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		2,389,398
Net realized gain distributions from affiliated Underlying Portfolios		4,743,986
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		7,387,189

Net gain on investment transactions		14,520,573

Net Increase in Net Assets from Operations		$17,991,146

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	101

Statement of Operations

	2040 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$3,527,802

Expenses
Advisory fee (see Note B)	$421,278
Distribution fee – Class A	46,348
Distribution fee – Class B	4,656
Distribution fee – Class C	16,603
Distribution fee – Class R	45,432
Distribution fee – Class K	63,216
Transfer agency – Class A	26,975
Transfer agency – Class B	898
Transfer agency – Class C	3,057
Transfer agency – Advisor Class	4,910
Transfer agency – Class R	23,624
Transfer agency – Class K	50,572
Transfer agency – Class I	12,052
Registration fees	37,507
Custodian	32,042
Administrative	25,454
Audit	14,373
Legal	13,670
Printing	11,127
Directors’ fees	2,580
Miscellaneous	5,217

Total expenses	861,591
Less: expenses waived and reimbursed by the Adviser (see Note B)	(218,690)

Net expenses		642,901

Net investment income		2,884,901

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		2,650,911
Net realized gain distributions from affiliated Underlying Portfolios		4,611,109
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		6,412,413

Net gain on investment transactions		13,674,433

Net Increase in Net Assets from Operations		$16,559,334

See notes to financial statements.

102	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2045 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$2,330,901

Expenses
Advisory fee (see Note B)	$304,169
Distribution fee – Class A	32,701
Distribution fee – Class B	1,941
Distribution fee – Class C	13,130
Distribution fee – Class R	32,848
Distribution fee – Class K	39,616
Transfer agency – Class A	21,231
Transfer agency – Class B	452
Transfer agency – Class C	2,695
Transfer agency – Advisor Class	10,045
Transfer agency – Class R	17,081
Transfer agency – Class K	31,693
Transfer agency – Class I	8,161
Registration fees	37,518
Custodian	32,042
Administrative	25,477
Audit	14,373
Legal	13,682
Printing	11,107
Directors’ fees	2,517
Miscellaneous	4,657

Total expenses	657,136
Less: expenses waived and reimbursed by the Adviser (see Note B)	(199,974)

Net expenses		457,162

Net investment income		1,873,739

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		1,466,307
Net realized gain distributions from affiliated Underlying Portfolios		3,326,999
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		5,340,186

Net gain on investment transactions		10,133,492

Net Increase in Net Assets from Operations		$12,007,231

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	103

Statement of Operations

	2050 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$654,771

Expenses
Advisory fee (see Note B)	$92,220
Distribution fee – Class A	6,364
Distribution fee – Class B	199
Distribution fee – Class C	2,559
Distribution fee – Class R	7,258
Distribution fee – Class K	12,610
Transfer agency – Class A	8,925
Transfer agency – Class B	102
Transfer agency – Class C	1,150
Transfer agency – Advisor Class	291
Transfer agency – Class R	3,774
Transfer agency – Class K	10,089
Transfer agency – Class I	5,152
Registration fees	37,222
Custodian	32,042
Administrative	26,200
Audit	14,373
Legal	13,682
Printing	5,013
Directors’ fees	2,518
Miscellaneous	3,713

Total expenses	285,456
Less: expenses waived and reimbursed by the Adviser (see Note B)	(154,314)

Net expenses		131,142

Net investment income		523,629

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		255,428
Net realized gain distributions from affiliated Underlying Portfolios		1,019,187
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		1,848,837

Net gain on investment transactions		3,123,452

Net Increase in Net Assets from Operations		$3,647,081

See notes to financial statements.

104	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2055 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$263,993

Expenses
Advisory fee (see Note B)	$36,856
Distribution fee – Class A	3,450
Distribution fee – Class B	221
Distribution fee – Class C	2,108
Distribution fee – Class R	2,505
Distribution fee – Class K	4,716
Transfer agency – Class A	8,566
Transfer agency – Class B	179
Transfer agency – Class C	1,616
Transfer agency – Advisor Class	73
Transfer agency – Class R	1,141
Transfer agency – Class K	3,773
Transfer agency – Class I	2,268
Registration fees	37,177
Custodian	32,042
Administrative	26,200
Audit	14,373
Legal	13,681
Printing	3,795
Directors’ fees	2,580
Miscellaneous	3,477

Total expenses	200,797
Less: expenses waived and reimbursed by the Adviser (see Note B)	(146,972)

Net expenses		53,825

Net investment income		210,168

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		85,311
Net realized gain distributions from affiliated Underlying Portfolios		410,461
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		719,671

Net gain on investment transactions		1,215,443

Net Increase in Net Assets from Operations		$1,425,611

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	105

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	2000 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)		Year Ended August 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$222,135		$312,069
Net realized gain on sale of affiliated Underlying Portfolio shares	107,574		489,317
Net realized gain distributions from affiliated Underlying Portfolios	165,868		144,371
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	185,967		(288,469)

Net increase in net assets from operations	681,544		657,288
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(38,872)
Class B	– 0	–	(3,167)
Class C	– 0	–	(8,089)
Advisor Class	– 0	–	(4,560)
Class R	(4,010)		(25,737)
Class K	(27,792)		(231,990)
Class I	(20,211)		(87,518)
Net realized gain on investment transactions
Class A	(18,489)		– 0	–
Class B	(2,348)		– 0	–
Class C	(7,497)		– 0	–
Advisor Class	(152)		– 0	–
Class R	(16,234)		– 0	–
Class K	(84,340)		– 0	–
Class I	(41,522)		– 0	–
Capital Stock Transactions
Net increase (decrease)	295,359		(11,769,997)

Total increase (decrease)	754,308		(11,512,642)
Net Assets
Beginning of period	11,182,769		22,695,411

End of period (including undistributed net investment income of $218,188 and $48,066, respectively)	$11,937,077		$11,182,769

See notes to financial statements.

106	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2005 Retirement Strategy
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$376,037	$381,724
Net realized gain on sale of affiliated Underlying Portfolio shares	514,072	820,432
Net realized gain distributions from affiliated Underlying Portfolios	290,709	191,267
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(1,209)	(320,368)

Net increase in net assets from operations	1,179,609	1,073,055
Dividends to Shareholders from
Net investment income
Class A	(98,281)	(114,250)
Class B	(4,694)	(5,559)
Class C	(3,071)	(4,803)
Advisor Class	(3,692)	(13,732)
Class R	– 0	–	(51,667)
Class K	(204,330)	(218,343)
Class I	(36,063)	(43,175)
Capital Stock Transactions
Net decrease	(2,638,398)	(5,979,703)

Total decrease	(1,808,920)	(5,358,177)
Net Assets
Beginning of period	17,352,057	22,710,234

End of period (including undistributed net investment income of $25,906 and $0, respectively)	$15,543,137	$17,352,057

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	107

Statement of Changes in Net Assets

	2010 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,518,081	$1,517,911
Net realized gain on sale of affiliated Underlying Portfolio shares	1,104,704	5,461,991
Net realized gain distributions from affiliated Underlying Portfolios	1,218,912	819,996
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	1,068,018	(2,545,113)

Net increase in net assets from operations	4,909,715	5,254,785
Dividends to Shareholders from
Net investment income
Class A	(288,322)	(424,732)
Class B	(6,629)	(5,945)
Class C	(37,918)	(31,465)
Advisor Class	(294,007)	(175,736)
Class R	(147,706)	(173,402)
Class K	(649,475)	(774,474)
Class I	(91,377)	(117,039)
Capital Stock Transactions
Net decrease	(2,909,705)	(29,172,572)

Total increase (decrease)	484,576	(25,620,580)
Net Assets
Beginning of period	57,548,019	83,168,599

End of period (including undistributed net investment income of $89,986 and $87,339, respectively)	$58,032,595	$57,548,019

See notes to financial statements.

108	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2015 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,592,431	$3,309,548
Net realized gain on sale of affiliated Underlying Portfolio shares	3,249,814	12,257,652
Net realized gain distributions from affiliated Underlying Portfolios	3,087,802	2,110,666
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	2,652,314	(2,928,470)

Net increase in net assets from operations	12,582,361	14,749,396
Dividends to Shareholders from
Net investment income
Class A	(968,446)	(1,036,003)
Class B	(23,536)	(22,559)
Class C	(109,299)	(94,018)
Advisor Class	(113,834)	(90,794)
Class R	(383,496)	(483,319)
Class K	(1,664,579)	(1,707,233)
Class I	(336,897)	(280,183)
Capital Stock Transactions
Net decrease	(10,146,158)	(79,300,779)

Total decrease	(1,163,884)	(68,265,492)
Net Assets
Beginning of period	129,463,026	197,728,518

End of period (including undistributed net investment income of $100,002 and $107,658, respectively)	$128,299,142	$129,463,026

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	109

Statement of Changes in Net Assets

	2020 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$5,966,435	$4,423,990
Net realized gain on sale of affiliated Underlying Portfolio shares	4,051,875	12,474,563
Net realized gain distributions from affiliated Underlying Portfolios	5,471,657	3,546,751
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	6,755,639	4,884,997

Net increase in net assets from operations	22,245,606	25,330,301
Dividends to Shareholders from
Net investment income
Class A	(1,322,920)	(1,160,992)
Class B	(32,109)	(22,701)
Class C	(133,157)	(72,305)
Advisor Class	(161,312)	(116,706)
Class R	(595,083)	(606,622)
Class K	(2,717,413)	(2,155,052)
Class I	(1,054,598)	(720,211)
Capital Stock Transactions
Net decrease	(9,848,058)	(90,847,603)

Total increase (decrease)	6,380,956	(70,371,891)
Net Assets
Beginning of period	210,080,763	280,452,654

End of period (including undistributed net investment income of $107,539 and $157,696, respectively)	$216,461,719	$210,080,763

See notes to financial statements.

110	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2025 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$5,569,433	$3,238,289
Net realized gain on sale of affiliated Underlying Portfolio shares	2,982,431	10,188,455
Net realized gain distributions from affiliated Underlying Portfolios	5,554,669	3,344,906
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	8,266,194	9,414,292

Net increase in net assets from operations	22,372,727	26,185,942
Dividends to Shareholders from
Net investment income
Class A	(1,266,557)	(904,070)
Class B	(29,398)	(13,063)
Class C	(110,644)	(51,427)
Advisor Class	(119,742)	(64,900)
Class R	(614,759)	(468,130)
Class K	(2,839,708)	(1,788,411)
Class I	(620,818)	(347,042)
Capital Stock Transactions
Net increase (decrease)	2,217,800	(75,039,154)

Total increase (decrease)	18,988,901	(52,490,255)
Net Assets
Beginning of period	190,289,986	242,780,241

End of period (including distributions in excess of net investment income of ($65,767) and ($33,574), respectively)	$209,278,887	$190,289,986

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	111

Statement of Changes in Net Assets

	2030 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$4,729,597	$2,394,417
Net realized gain on sale of affiliated Underlying Portfolio shares	4,243,897	9,480,795
Net realized gain distributions from affiliated Underlying Portfolios	5,386,096	3,283,558
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	7,355,394	11,207,188

Net increase in net assets from operations	21,714,984	26,365,958
Dividends to Shareholders from
Net investment income
Class A	(1,198,869)	(727,764)
Class B	(19,360)	(6,894)
Class C	(88,476)	(42,985)
Advisor Class	(130,838)	(55,352)
Class R	(563,944)	(401,336)
Class K	(2,026,667)	(1,183,608)
Class I	(633,164)	(321,904)
Capital Stock Transactions
Net decrease	(7,245,643)	(60,334,595)

Total increase (decrease)	9,808,023	(36,708,480)
Net Assets
Beginning of period	174,025,192	210,733,672

End of period (including distributions in excess of net investment income of ($118,447) and ($186,726), respectively)	$183,833,215	$174,025,192

See notes to financial statements.

112	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2035 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$3,470,573	$1,376,003
Net realized gain on sale of affiliated Underlying Portfolio shares	2,389,398	5,365,255
Net realized gain distributions from affiliated Underlying Portfolios	4,743,986	2,699,207
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	7,387,189	11,709,308

Net increase in net assets from operations	17,991,146	21,149,773
Dividends to Shareholders from
Net investment income
Class A	(706,504)	(320,464)
Class B	(9,047)	(2,476)
Class C	(40,768)	(19,260)
Advisor Class	(126,896)	(54,701)
Class R	(280,067)	(186,542)
Class K	(1,546,465)	(758,170)
Class I	(591,083)	(265,596)
Capital Stock Transactions
Net increase (decrease)	850,557	(36,923,450)

Total increase (decrease)	15,540,873	(17,380,886)
Net Assets
Beginning of period	134,983,348	152,364,234

End of period (including undistributed net investment income of $514,512 and $344,769, respectively)	$150,524,221	$134,983,348

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	113

Statement of Changes in Net Assets

	2040 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$2,884,901	$903,728
Net realized gain on sale of affiliated Underlying Portfolio shares	2,650,911	4,935,556
Net realized gain distributions from affiliated Underlying Portfolios	4,611,109	2,539,851
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	6,412,413	10,939,846

Net increase in net assets from operations	16,559,334	19,318,981
Dividends to Shareholders from
Net investment income
Class A	(622,532)	(251,180)
Class B	(7,965)	(1,238)
Class C	(32,713)	(7,022)
Advisor Class	(136,228)	(52,113)
Class R	(251,865)	(163,353)
Class K	(1,064,374)	(444,632)
Class I	(526,516)	(238,070)
Capital Stock Transactions
Net decrease	(126,151)	(25,560,653)

Total increase (decrease)	13,790,990	(7,399,280)
Net Assets
Beginning of period	120,341,702	127,740,982

End of period (including undistributed net investment income of $403,979 and $161,271, respectively)	$134,132,692	$120,341,702

See notes to financial statements.

114	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2045 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$1,873,739	$687,859
Net realized gain on sale of affiliated Underlying Portfolio shares	1,466,307	3,492,489
Net realized gain distributions from affiliated Underlying Portfolios	3,326,999	1,937,326
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	5,340,186	7,950,208

Net increase in net assets from operations	12,007,231	14,067,882
Dividends to Shareholders from
Net investment income
Class A	(371,279)	(200,188)
Class B	(3,277)	(677)
Class C	(19,978)	(6,958)
Advisor Class	(226,002)	(94,551)
Class R	(157,359)	(131,952)
Class K	(593,910)	(313,843)
Class I	(323,235)	(155,054)
Capital Stock Transactions
Net increase (decrease)	348,789	(18,014,409)

Total increase (decrease)	10,660,980	(4,849,750)
Net Assets
Beginning of period	86,483,752	91,333,502

End of period (including distributions in excess of net investment income of ($67,215) and ($245,914), respectively)	$97,144,732	$86,483,752

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	115

Statement of Changes in Net Assets

2050 Retirement Strategy
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$523,629	$184,412
Net realized gain on sale of affiliated Underlying Portfolio shares	255,428	476,430
Net realized gain distributions from affiliated Underlying Portfolios	1,019,187	518,392
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	1,848,837	2,599,468

Net increase in net assets from operations	3,647,081	3,778,702
Dividends and Distributions to Shareholders from
Net investment income
Class A	(63,451)	(26,053)
Class B	(165)	– 0	–
Class C	(1,231)	(2,625)
Advisor Class	(2,595)	– 0	–
Class R	(34,732)	(33,322)
Class K	(189,299)	(92,608)
Class I	(263,547)	(116,866)
Net realized gain on investment transactions
Class A	(102,713)	(239,209)
Class B	(980)	(2,007)
Class C	(11,874)	(29,455)
Advisor Class	(3,203)	(5,580)
Class R	(68,183)	(224,367)
Class K	(244,472)	(487,160)
Class I	(271,780)	(453,980)
Capital Stock Transactions
Net increase	3,223,138	636,992

Total increase	5,611,994	2,702,462
Net Assets
Beginning of period	25,166,866	22,464,404

End of period (including distributions in excess of net investment income of ($31,391) and undistributed net investment income of $0, respectively)	$30,778,860	$25,166,866

See notes to financial statements.

116	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2055 Retirement Strategy
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013
Increase in Net Assets from Operations
Net investment income	$210,168	$54,912
Net realized gain on sale of affiliated Underlying Portfolio shares	85,311	95,403
Net realized gain distributions from affiliated Underlying Portfolios	410,461	163,514
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	719,671	916,571

Net increase in net assets from operations	1,425,611	1,230,400
Dividends and Distributions to Shareholders from
Net investment income
Class A	(23,993)	– 0	–
Class C	(709)	– 0	–
Advisor Class	(2)	– 0	–
Class R	(18,187)	– 0	–
Class K	(80,845)	(38,553)
Class I	(103,286)	(37,476)
Net realized gain on investment transactions
Class A	(45,453)	(33,150)
Class B	(898)	(862)
Class C	(8,699)	(5,596)
Advisor Class	(364)	(1,127)
Class R	(20,515)	(18,818)
Class K	(77,962)	(75,703)
Class I	(82,212)	(60,410)
Capital Stock Transactions
Net increase	2,348,138	2,060,838

Total increase	3,310,624	3,019,543
Net Assets
Beginning of period	9,483,238	6,463,695

End of period (including undistributed net investment income of $10,991 and $27,845, respectively)	$12,793,862	$9,483,238

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	117

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2014 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Retirement Strategies (the “Strategies”) commenced operations on September 1, 2005 and each is a portfolio of the AllianceBernstein Blended Style Series, Inc. (the “Company”). The Company was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company operates as a series company currently comprised of 12 portfolios, which are the twelve strategies. Each Strategy is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy. The AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy commenced operations on June 29, 2007. The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of The AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing

118	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	119

Notes to Financial Statements

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Underlying Portfolios*	Level 1	Level 2			Level 3			Total
2000 Retirement Strategy
Investment Companies	$11,988,189	$	– 0	–	$	– 0	–	$11,988,189

2005 Retirement Strategy
Investment Companies	15,590,221		– 0	–		– 0	–	15,590,221

2010 Retirement Strategy
Investment Companies	58,130,956		– 0	–		– 0	–	58,130,956

2015 Retirement Strategy
Investment Companies	129,557,620		– 0	–		– 0	–	129,557,620

2020 Retirement Strategy
Investment Companies	216,595,030		– 0	–		– 0	–	216,595,030

2025 Retirement Strategy
Investment Companies	209,587,069		– 0	–		– 0	–	209,587,069

2030 Retirement Strategy
Investment Companies	184,334,293		– 0	–		– 0	–	184,334,293

2035 Retirement Strategy
Investment Companies	150,463,121		– 0	–		– 0	–	150,463,121

2040 Retirement Strategy
Investment Companies	134,149,607		– 0	–		– 0	–	134,149,607

2045 Retirement Strategy
Investment Companies	97,094,515		– 0	–		– 0	–	97,094,515

2050 Retirement Strategy
Investment Companies	30,724,391		– 0	–		– 0	–	30,724,391

2055 Retirement Strategy
Investment Companies	12,772,109		– 0	–		– 0	–	12,772,109

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a

120	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each Strategy or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	121

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategies currently pay the Adviser an advisory fee at the following annual rates:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
2000, 2005 and 2010	0.55%	0.45%	0.40%
2015, 2020 and 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050 and 2055	0.65%	0.55%	0.50%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (including expenses of the Underlying Portfolios) as follows:

	Effective March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	0.86%	1.56%	1.56%	0.56%	1.06%	0.81%	0.56%
2005	0.92%	1.62%	1.62%	0.62%	1.12%	0.87%	0.62%
2010	0.94%	1.64%	1.64%	0.64%	1.14%	0.89%	0.64%
2015	0.98%	1.68%	1.68%	0.68%	1.18%	0.93%	0.68%
2020	1.02%	1.72%	1.72%	0.72%	1.22%	0.97%	0.72%
2025	1.04%	1.74%	1.74%	0.74%	1.24%	0.99%	0.74%
2030	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2035	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2040	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2045	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2050(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2055(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%

(a)	Effective June 29, 2007.

122	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

For the six months ended February 28, 2014, such waivers and reimbursement amounted to:

Strategy	Amount	Strategy	Amount
2000	$126,989	2030	$243,186
2005	123,904	2035	231,395
2010	174,247	2040	218,690
2015	225,124	2045	199,974
2020	243,216	2050	128,114
2025	228,169	2055	120,772

Pursuant to the investment advisory agreement, the Strategies may reimburse the Adviser for certain legal and accounting services provided to the Strategies by the Adviser. For the six months ended February 28, 2014, such fees amounted to:

Strategy	Administrative Fees
2000	$27,700
2005	27,700
2010	26,107
2015	26,120
2020	26,120
2025	26,120
2030	25,454
2035	25,454
2040	25,454
2045	25,477
2050	26,200
2055	26,200

For the six months ended February 28, 2014 the Adviser voluntarily agreed to waive such fees for the following Strategies:

Strategy	Administrative Fees
2000	$27,700
2005	27,700
2050	26,200
2055	26,200

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	123

Notes to Financial Statements

account services, sub-accounting services and/or networking services. For the six months ended February 28, 2014, such compensation retained by ABIS was as follows:

Strategy	Amount	Strategy	Amount
2000	$8,930	2030	$37,051
2005	8,925	2035	29,485
2010	11,657	2040	26,565
2015	26,748	2045	18,887
2020	42,734	2050	8,798
2025	41,472	2055	8,834

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2014 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Strategy	Class A		Class A	Class B		Class C
2000	$ – 0	–	$89	$1		$	– 0	–
2005	2		87	69			60
2010	45		628	– 0	–		4
2015	94		1,173	– 0	–		9
2020	1,084		2,306	23			68
2025	307		1,383	– 0	–		379
2030	908		824	– 0	–		159
2035	717		1,159	– 0	–		214
2040	129		1,804	– 0	–		150
2045	146		247	– 0	–		63
2050	66		72	– 0	–		1
2055	106		263	– 0	–		37

NOTE C

Distribution Services Agreement

The Strategies have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

124	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

Since the commencement of the Strategies’ operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Strategy for Class B, Class C, Class R and Class K as follows:

Strategy	Class B	Class C	Class R	Class K
2000	$59,484	$120,528	$357,775	$1,411,415
2005	71,426	132,055	371,511	738,044
2010	51,892	136,981	573,008	1,107,717
2015	79,964	140,130	753,498	1,348,122
2020	79,727	161,599	884,144	1,809,854
2025	55,801	128,547	807,922	1,733,914
2030	74,081	163,838	856,239	1,558,127
2035	73,724	128,579	639,660	1,423,069
2040	111,609	108,594	707,484	1,182,361
2045	74,670	110,361	629,686	1,012,294
2050	6,806	31,209	545,879	544,968
2055	23,031	75,219	238,739	716,248

While such costs may be recovered from the Strategies in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2014 were as follows:

Strategy	Purchases	Sales
2000	$1,938,741	$1,505,619
2005	1,750,269	4,092,362
2010	5,342,294	7,120,385
2015	11,737,008	18,528,357
2020	18,534,197	23,067,953
2025	24,679,843	17,176,588
2030	19,448,830	21,413,525
2035	17,797,781	12,375,949
2040	17,888,914	13,600,483
2045	12,729,609	9,035,970
2050	5,190,859	1,950,753
2055	3,305,164	830,183

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	125

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized			Net Unrealized Appreciation/ (Depreciation)
Strategy	Appreciation	(Depreciation)
2000	$1,148,938	$(20,703)		$1,128,235
2005	2,700,704	– 0	–	2,700,704
2010	11,676,346	(13,567)		11,662,779
2015	30,855,030	– 0	–	30,855,030
2020	51,829,971	(85,171)		51,744,800
2025	51,936,853	(352,094)		51,584,759
2030	50,264,902	– 0	–	50,264,902
2035	41,067,887	– 0	–	41,067,887
2040	38,980,555	– 0	–	38,980,555
2045	28,068,383	– 0	–	28,068,383
2050	7,410,684	(10,382)		7,400,302
2055	2,242,436	(8,483)		2,233,953

1. Currency Transactions

A Strategy may invest in non-U.S. dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

126	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	2000 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	20,817	42,680	$233,799	$467,263

Shares issued in reinvestment of dividends and distributions	1,664	3,613	18,483	38,770

Shares converted from Class B	1,364	572	15,223	6,238

Shares redeemed	(59,531)	(202,212)	(669,950)	(2,199,795)

Net decrease	(35,686)	(155,347)	$(402,445)	$(1,687,524)

Class B
Shares sold	1,327	69	$14,746	$751

Shares issued in reinvestment of dividends and distributions	151	213	1,650	2,263

Shares converted to Class A	(1,385)	(577)	(15,223)	(6,238)

Shares redeemed	(3,059)	(1,564)	(33,977)	(16,730)

Net decrease	(2,966)	(1,859)	$(32,804)	$(19,954)

Class C
Shares sold	5,763	4,908	$63,183	$53,135

Shares issued in reinvestment of dividends and distributions	687	762	7,497	8,089

Shares redeemed	(367)	(8,905)	(4,059)	(95,914)

Net increase (decrease)	6,083	(3,235)	$66,621	$(34,690)

Advisor Class
Shares sold	320	11,349	$3,610	$122,881

Shares issued in reinvestment of dividends and distributions	14	425	152	4,560

Shares redeemed	(89)	(16,563)	(1,014)	(181,248)

Net increase (decrease)	245	(4,789)	$2,748	$(53,807)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	127

Notes to Financial Statements

	2000 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class R
Shares sold	8,125	18,035	$89,110	$194,044

Shares issued in reinvestment of dividends and distributions	1,869	2,444	20,244	25,737

Shares redeemed	(23,366)	(25,659)	(258,452)	(275,842)

Net decrease	(13,372)	(5,180)	$(149,098)	$(56,061)

Class K
Shares sold	26,039	88,677	$282,717	$942,242

Shares issued in reinvestment of dividends and distributions	10,460	22,307	112,132	231,989

Shares redeemed	(42,463)	(959,539)	(463,675)	(10,198,763)

Net decrease	(5,964)	(848,555)	$(68,826)	$(9,024,532)

Class I
Shares sold	108,374	125,938	$1,161,393	$1,336,195

Shares issued in reinvestment of dividends and distributions	5,780	8,439	61,732	87,518

Shares redeemed	(31,633)	(217,491)	(343,962)	(2,317,142)

Net increase (decrease)	82,521	(83,114)	$879,163	$(893,429)

	2005 Retirement Strategy
	Shares			Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013		Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	37,181	73,287		$405,458	$772,524

Shares issued in reinvestment of dividends	8,981	10,980		96,998	112,866

Shares converted from Class B	1,887	– 0	–	20,645	– 0	–

Shares redeemed	(135,081)	(370,036)		(1,474,834)	(3,853,820)

Net decrease	(87,032)	(285,769)		$(951,733)	$(2,968,430)

128	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

2005 Retirement Strategy
Shares	Amount
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class B
Shares sold	10,548	381	$112,613	$4,004

Shares issued in reinvestment of dividends	375	365	4,028	3,747

Shares converted to Class A	(1,896)	– 0	–	(20,645)	– 0	–

Shares redeemed	(7,964)	(6,045)	(87,529)	(63,727)

Net increase (decrease)	1,063	(5,299)	$8,467	$(55,976)

Class C
Shares sold	1,869	5,503	$20,373	$57,843

Shares issued in reinvestment of dividends	286	470	3,071	4,803

Shares redeemed	(5,117)	(3,356)	(55,277)	(35,273)

Net increase (decrease)	(2,962)	2,617	$(31,833)	$27,373

Advisor Class
Shares sold	264	2,091	$2,857	$21,978

Shares issued in reinvestment of dividends	342	1,339	3,692	13,732

Shares redeemed	(1,105)	(32,500)	(12,157)	(344,677)

Net decrease	(499)	(29,070)	$(5,608)	$(308,967)

Class R
Shares sold	2,700	11,202	$29,649	$117,334

Shares issued in reinvestment of dividends	– 0	–	5,055	– 0	–	51,666

Shares redeemed	(148,130)	(79,170)	(1,604,705)	(831,774)

Net decrease	(145,430)	(62,913)	$(1,575,056)	$(662,774)

Class K
Shares sold	17,495	194,405	$190,099	$2,032,142

Shares issued in reinvestment of dividends	19,079	21,365	204,330	218,343

Shares redeemed	(38,940)	(342,292)	(423,093)	(3,607,313)

Net decrease	(2,366)	(126,522)	$(28,664)	$(1,356,828)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	129

Notes to Financial Statements

	2005 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class I
Shares sold	48,211	46,071	$524,300	$485,297

Shares issued in reinvestment of dividends	3,364	4,228	35,930	43,175

Shares redeemed	(56,797)	(112,394)	(614,201)	(1,182,573)

Net decrease	(5,222)	(62,095)	$(53,971)	$(654,101)

	2010 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	75,349	299,793	$835,108	$3,159,386

Shares issued in reinvestment of dividends	26,434	41,414	288,126	423,253

Shares converted from Class B	1,934	6,040	21,391	62,764

Shares redeemed	(295,314)	(1,571,034)	(3,276,818)	(16,470,258)

Net decrease	(191,597)	(1,223,787)	$(2,132,193)	$(12,824,855)

Class B
Shares sold	394	710	$4,339	$7,453

Shares issued in reinvestment of dividends	555	539	6,029	5,495

Shares converted to Class A	(1,944)	(6,068)	(21,391)	(62,764)

Shares redeemed	(235)	(5,752)	(2,621)	(59,270)

Net decrease	(1,230)	(10,571)	$(13,644)	$(109,086)

Class C
Shares sold	7,902	17,052	$86,633	$177,929

Shares issued in reinvestment of dividends	3,472	3,079	37,508	31,251

Shares redeemed	(6,569)	(52,901)	(72,176)	(548,705)

Net increase (decrease)	4,805	(32,770)	$51,965	$(339,525)

130	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2010 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Advisor Class
Shares sold	193,462	289,644	$2,150,988	$3,067,106

Shares issued in reinvestment of dividends	26,998	17,179	294,007	175,736

Shares redeemed	(36,563)	(71,159)	(406,119)	(756,663)

Net increase	183,897	235,664	$2,038,876	$2,486,179

Class R
Shares sold	43,310	202,506	$480,514	$2,164,128

Shares issued in reinvestment of dividends	13,526	16,934	147,705	173,401

Shares redeemed	(193,972)	(488,582)	(2,165,546)	(5,113,649)

Net decrease	(137,136)	(269,142)	$(1,537,327)	$(2,776,120)

Class K
Shares sold	73,914	560,372	$820,534	$5,953,987

Shares issued in reinvestment of dividends	59,531	75,558	649,475	774,474

Shares redeemed	(275,225)	(1,908,746)	(3,052,431)	(20,303,838)

Net decrease	(141,780)	(1,272,816)	$(1,582,422)	$(13,575,377)

Class I
Shares sold	34,944	73,877	$390,584	$782,124

Shares issued in reinvestment of dividends	8,411	11,449	91,346	117,012

Shares redeemed	(19,498)	(276,580)	(216,890)	(2,932,924)

Net increase (decrease)	23,857	(191,254)	$265,040	$(2,033,788)

	2015 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	303,780	644,086	$3,442,714	$6,853,624

Shares issued in reinvestment of dividends	86,409	100,453	961,727	1,030,651

Shares converted from Class B	14,594	9,774	166,536	104,983

Shares redeemed	(843,501)	(3,556,003)	(9,613,141)	(37,455,268)

Net decrease	(438,718)	(2,801,690)	$(5,042,164)	$(29,466,010)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	131

Notes to Financial Statements

	2015 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class B
Shares sold	5,591	1,188	$62,960	$12,468

Shares issued in reinvestment of dividends	2,027	2,085	22,501	21,333

Shares converted to Class A	(14,695)	(9,827)	(166,536)	(104,983)

Shares redeemed	(5,256)	(36,777)	(58,846)	(387,028)

Net decrease	(12,333)	(43,331)	$(139,921)	$(458,210)

Class C
Shares sold	48,469	64,464	$545,459	$676,833

Shares issued in reinvestment of dividends	9,677	9,079	106,738	92,336

Shares redeemed	(79,536)	(90,679)	(898,718)	(954,359)

Net decrease	(21,390)	(17,136)	$(246,521)	$(185,190)

Advisor Class
Shares sold	29,444	70,916	$338,391	$758,209

Shares issued in reinvestment of dividends	10,182	8,807	113,834	90,794

Shares redeemed	(28,657)	(122,731)	(328,401)	(1,316,081)

Net increase (decrease)	10,969	(43,008)	$123,824	$(467,078)

Class R
Shares sold	152,214	371,782	$1,737,992	$3,974,561

Shares issued in reinvestment of dividends	34,241	46,925	383,495	483,319

Shares redeemed	(562,305)	(1,344,348)	(6,418,167)	(14,289,733)

Net decrease	(375,850)	(925,641)	$(4,296,680)	$(9,831,853)

Class K
Shares sold	323,788	962,202	$3,704,412	$10,288,866

Shares issued in reinvestment of dividends	148,622	165,430	1,664,579	1,707,233

Shares redeemed	(512,948)	(4,338,041)	(5,863,629)	(46,521,645)

Net decrease	(40,538)	(3,210,409)	$(494,638)	$(34,525,546)

Class I
Shares sold	79,022	215,424	$898,947	$2,313,731

Shares issued in reinvestment of dividends	27,138	24,581	302,045	252,699

Shares redeemed	(109,219)	(652,024)	(1,251,050)	(6,933,322)

Net decrease	(3,059)	(412,019)	$(50,058)	$(4,366,892)

132	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2020 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	451,260	923,628	$5,134,587	$9,714,314

Shares issued in reinvestment of dividends	118,327	114,936	1,319,346	1,159,705

Shares converted from Class B	8,602	8,917	96,044	94,313

Shares redeemed	(761,458)	(4,150,184)	(8,624,349)	(43,170,624)

Net decrease	(183,269)	(3,102,703)	$(2,074,372)	$(32,202,292)

Class B
Shares sold	2,442	13,789	$27,728	$144,989

Shares issued in reinvestment of dividends	2,731	2,171	30,257	21,752

Shares converted to Class A	(8,672)	(9,007)	(96,044)	(94,313)

Shares redeemed	(6,075)	(35,310)	(67,567)	(374,688)

Net decrease	(9,574)	(28,357)	$(105,626)	$(302,260)

Class C
Shares sold	68,497	159,391	$773,158	$1,655,431

Shares issued in reinvestment of dividends	11,869	7,127	131,505	71,488

Shares redeemed	(88,016)	(147,524)	(998,569)	(1,528,047)

Net increase (decrease)	(7,650)	18,994	$(93,906)	$198,872

Advisor Class
Shares sold	50,341	91,009	$574,884	$957,315

Shares issued in reinvestment of dividends	14,429	11,533	161,312	116,706

Shares redeemed	(47,493)	(124,634)	(539,379)	(1,322,442)

Net increase (decrease)	17,277	(22,092)	$196,817	$(248,421)

Class R
Shares sold	228,326	602,538	$2,595,449	$6,312,440

Shares issued in reinvestment of dividends	53,179	60,062	595,079	606,623

Shares redeemed	(868,793)	(1,746,465)	(9,866,510)	(18,201,746)

Net decrease	(587,288)	(1,083,865)	$(6,675,982)	$(11,282,683)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	133

Notes to Financial Statements

	2020 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class K
Shares sold	536,884	1,697,372	$6,143,193	$18,078,841

Shares issued in reinvestment of dividends	242,626	212,530	2,717,413	2,155,052

Shares redeemed	(967,479)	(6,335,903)	(11,045,997)	(66,960,464)

Net decrease	(187,969)	(4,426,001)	$(2,185,391)	$(46,726,571)

Class I
Shares sold	257,483	663,536	$2,940,637	$6,985,023

Shares issued in reinvestment of dividends	62,336	47,255	695,053	477,753

Shares redeemed	(223,884)	(735,520)	(2,545,288)	(7,747,024)

Net increase (decrease)	95,935	(24,729)	$1,090,402	$(284,248)

	2025 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	541,721	991,250	$6,329,959	$10,594,269

Shares issued in reinvestment of dividends	108,606	88,250	1,247,884	898,389

Shares converted from Class B	2,463	7,839	28,562	83,224

Shares redeemed	(934,994)	(3,649,979)	(10,878,453)	(38,405,065)

Net decrease	(282,204)	(2,562,640)	$(3,272,048)	$(26,829,183)

Class B
Shares sold	8,647	15,287	$100,715	$163,086

Shares issued in reinvestment of dividends	2,311	1,162	26,254	11,728

Shares converted to Class A	(2,494)	(7,926)	(28,562)	(83,224)

Shares redeemed	(2,117)	(17,359)	(24,763)	(181,326)

Net increase (decrease)	6,347	(8,836)	$73,644	$(89,736)

134	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2025 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class C
Shares sold	73,680	146,658	$851,300	$1,556,516

Shares issued in reinvestment of dividends	9,279	5,011	105,313	50,508

Shares redeemed	(85,548)	(148,326)	(992,698)	(1,568,899)

Net increase (decrease)	(2,589)	3,343	$(36,085)	$38,125

Advisor Class
Shares sold	25,950	81,872	$305,445	$873,528

Shares issued in reinvestment of dividends	10,403	6,229	119,742	63,533

Shares redeemed	(17,900)	(87,074)	(213,001)	(922,298)

Net increase	18,453	1,027	$212,186	$14,763

Class R
Shares sold	286,890	783,232	$3,378,727	$8,328,730

Shares issued in reinvestment of dividends	53,227	45,850	614,236	468,130

Shares redeemed	(682,986)	(1,784,642)	(8,028,682)	(19,029,282)

Net decrease	(342,869)	(955,560)	$(4,035,719)	$(10,232,422)

Class K
Shares sold	898,259	2,140,510	$10,533,241	$22,886,922

Shares issued in reinvestment of dividends	246,717	175,163	2,839,708	1,788,411

Shares redeemed	(499,737)	(5,838,114)	(5,847,369)	(62,524,122)

Net increase (decrease)	645,239	(3,522,441)	$7,525,580	$(37,848,789)

Class I
Shares sold	273,367	553,742	$3,199,530	$5,916,141

Shares issued in reinvestment of dividends	53,470	33,888	614,374	345,320

Shares redeemed	(175,013)	(592,736)	(2,063,662)	(6,353,373)

Net increase (decrease)	151,824	(5,106)	$1,750,242	$(91,912)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	135

Notes to Financial Statements

	2030 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	341,093	934,758	$4,048,214	$9,957,908

Shares issued in reinvestment of dividends	101,668	71,334	1,191,551	725,466

Shares converted from Class B	2,436	3,466	28,678	37,357

Shares redeemed	(765,124)	(3,064,602)	(9,124,718)	(32,309,258)

Net decrease	(319,927)	(2,055,044)	$(3,856,275)	$(21,588,527)

Class B
Shares sold	5,451	14,181	$64,523	$155,417

Shares issued in reinvestment of dividends	1,565	644	18,250	6,498

Shares converted to Class A	(2,464)	(3,504)	(28,678)	(37,357)

Shares redeemed	(6,172)	(12,553)	(72,223)	(131,618)

Net decrease	(1,620)	(1,232)	$(18,128)	$(7,060)

Class C
Shares sold	45,768	103,269	$539,959	$1,082,596

Shares issued in reinvestment of dividends	7,509	4,131	87,481	41,604

Shares redeemed	(70,179)	(111,307)	(825,523)	(1,169,388)

Net decrease	(16,902)	(3,907)	$(198,083)	$(45,188)

Advisor Class
Shares sold	27,324	89,469	$325,458	$955,866

Shares issued in reinvestment of dividends	11,136	5,422	130,743	55,307

Shares redeemed	(41,802)	(54,002)	(501,178)	(580,809)

Net increase (decrease)	(3,342)	40,889	$(44,977)	$430,364

Class R
Shares sold	230,857	753,268	$2,745,854	$7,958,344

Shares issued in reinvestment of dividends	47,913	39,463	563,943	401,336

Shares redeemed	(671,197)	(1,789,656)	(7,991,913)	(18,993,860)

Net decrease	(392,427)	(996,925)	$(4,682,116)	$(10,634,180)

136	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2030 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class K
Shares sold	596,504	1,351,434	$7,109,462	$14,441,364

Shares issued in reinvestment of dividends	172,777	116,382	2,026,667	1,183,608

Shares redeemed	(875,129)	(4,029,148)	(10,347,894)	(42,755,842)

Net decrease	(105,848)	(2,561,332)	$(1,211,765)	$(27,130,870)

Class I
Shares sold	288,585	525,125	$3,437,143	$5,599,140

Shares issued in reinvestment of dividends	54,145	31,683	631,859	321,574

Shares redeemed	(109,542)	(683,697)	(1,303,301)	(7,279,848)

Net increase (decrease)	233,188	(126,889)	$2,765,701	$(1,359,134)

	2035 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	336,618	674,706	$4,043,325	$7,225,119

Shares issued in reinvestment of dividends	59,076	31,407	704,784	319,406

Shares converted from Class B	4,393	727	51,988	8,122

Shares redeemed	(567,948)	(1,968,482)	(6,846,333)	(20,645,169)

Net decrease	(167,861)	(1,261,642)	$(2,046,236)	$(13,092,522)

Class B
Shares sold	204	1,630	$2,430	$17,397

Shares issued in reinvestment of dividends	709	238	8,447	2,410

Shares converted to Class A	(4,445)	(734)	(51,988)	(8,122)

Shares redeemed	(4,450)	(3,618)	(53,252)	(37,977)

Net decrease	(7,982)	(2,484)	$(94,363)	$(26,292)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	137

Notes to Financial Statements

	2035 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class C
Shares sold	32,992	105,232	$394,025	$1,109,919

Shares issued in reinvestment of dividends	3,382	1,853	40,174	18,696

Shares redeemed	(59,559)	(96,318)	(713,150)	(1,040,596)

Net increase (decrease)	(23,185)	10,767	$(278,951)	$88,019

Advisor Class
Shares sold	43,128	76,596	$520,478	$820,429

Shares issued in reinvestment of dividends	10,637	5,356	126,896	54,576

Shares redeemed	(28,785)	(97,175)	(346,325)	(1,051,982)

Net increase (decrease)	24,980	(15,223)	$301,049	$(176,977)

Class R
Shares sold	166,016	436,482	$1,995,728	$4,608,884

Shares issued in reinvestment of dividends	23,515	18,433	280,067	186,541

Shares redeemed	(485,430)	(1,087,121)	(5,819,909)	(11,437,049)

Net decrease	(295,899)	(632,206)	$(3,544,114)	$(6,641,624)

Class K
Shares sold	565,457	1,402,403	$6,797,548	$14,924,115

Shares issued in reinvestment of dividends	129,846	74,696	1,546,465	758,170

Shares redeemed	(395,647)	(3,098,221)	(4,762,170)	(32,948,796)

Net increase (decrease)	299,656	(1,621,122)	$3,581,843	$(17,266,511)

Class I
Shares sold	281,597	534,376	$3,403,389	$5,702,094

Shares issued in reinvestment of dividends	49,775	26,190	590,829	265,564

Shares redeemed	(88,814)	(538,739)	(1,062,889)	(5,775,201)

Net increase	242,558	21,827	$2,931,329	$192,457

138	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2040 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	415,574	717,220	$5,168,664	$7,851,377

Shares issued in reinvestment of dividends	49,684	23,900	615,086	249,038

Shares converted from Class B	8,795	1,405	110,848	15,252

Shares redeemed	(668,390)	(1,725,715)	(8,349,078)	(18,721,531)

Net decrease	(194,337)	(983,190)	$(2,454,480)	$(10,605,864)

Class B
Shares sold	491	3,231	$6,045	$35,965

Shares issued in reinvestment of dividends	641	119	7,914	1,227

Shares converted to Class A	(8,888)	(1,420)	(110,848)	(15,252)

Shares redeemed	(2,980)	(6,727)	(36,855)	(72,322)

Net decrease	(10,736)	(4,797)	$(133,744)	$(50,382)

Class C
Shares sold	40,566	110,613	$502,001	$1,186,088

Shares issued in reinvestment of dividends	2,644	674	32,629	6,979

Shares redeemed	(50,443)	(93,155)	(624,931)	(1,009,330)

Net increase (decrease)	(7,233)	18,132	$(90,301)	$183,737

Advisor Class
Shares sold	35,870	93,871	$449,252	$1,028,897

Shares issued in reinvestment of dividends	10,986	4,977	136,228	52,014

Shares redeemed	(27,667)	(92,002)	(345,601)	(1,005,723)

Net increase	19,189	6,846	$239,879	$75,188

Class R
Shares sold	171,255	517,962	$2,129,947	$5,610,942

Shares issued in reinvestment of dividends	20,352	15,768	251,347	163,353

Shares redeemed	(517,627)	(1,093,581)	(6,405,876)	(11,916,638)

Net decrease	(326,020)	(559,851)	$(4,024,582)	$(6,142,343)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	139

Notes to Financial Statements

	2040 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class K
Shares sold	667,822	1,079,421	$8,282,281	$11,760,359

Shares issued in reinvestment of dividends	86,464	42,877	1,064,374	444,632

Shares redeemed	(444,962)	(2,015,546)	(5,526,062)	(21,725,063)

Net increase (decrease)	309,324	(893,248)	$3,820,593	$(9,520,072)

Class I
Shares sold	228,422	505,952	$2,853,422	$5,477,817

Shares issued in reinvestment of dividends	42,867	22,975	526,412	238,022

Shares redeemed	(69,282)	(469,467)	(863,350)	(5,216,756)

Net increase	202,007	59,460	$2,516,484	$499,083

	2045 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	245,462	662,176	$3,016,848	$7,128,824

Shares issued in reinvestment of dividends	30,319	19,528	370,194	199,579

Shares converted from Class B	1,142	485	13,924	5,273

Shares redeemed	(421,334)	(1,471,142)	(5,150,093)	(15,664,896)

Net decrease	(144,411)	(788,953)	$(1,749,127)	$(8,331,220)

Class B
Shares sold	5,405	926	$65,011	$9,821

Shares issued in reinvestment of dividends	268	66	3,246	670

Shares converted to Class A	(1,156)	(491)	(13,924)	(5,273)

Shares redeemed	(445)	(5,340)	(5,454)	(56,254)

Net increase (decrease)	4,072	(4,839)	$48,879	$(51,036)

140	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2045 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class C
Shares sold	44,956	72,639	$547,618	$763,453

Shares issued in reinvestment of dividends	1,646	665	19,897	6,709

Shares redeemed	(27,869)	(51,908)	(340,784)	(539,145)

Net increase	18,733	21,396	$226,731	$231,017

Advisor Class
Shares sold	109,563	225,926	$1,351,040	$2,429,339

Shares issued in reinvestment of dividends	18,494	9,233	226,002	94,551

Shares redeemed	(28,198)	(120,945)	(350,317)	(1,328,366)

Net increase	99,859	114,214	$1,226,725	$1,195,524

Class R
Shares sold	212,940	408,405	$2,595,331	$4,342,099

Shares issued in reinvestment of dividends	12,972	13,039	157,359	131,952

Shares redeemed	(462,227)	(860,638)	(5,650,969)	(9,113,003)

Net decrease	(236,315)	(439,194)	$(2,898,279)	$(4,638,952)

Class K
Shares sold	367,264	888,533	$4,483,274	$9,478,381

Shares issued in reinvestment of dividends	49,124	30,982	593,910	313,843

Shares redeemed	(287,527)	(1,714,256)	(3,521,685)	(18,137,704)

Net increase (decrease)	128,861	(794,741)	$1,555,499	$(8,345,480)

Class I
Shares sold	219,057	417,223	$2,680,677	$4,420,801

Shares issued in reinvestment of dividends	26,682	15,252	321,515	154,197

Shares redeemed	(87,326)	(247,041)	(1,063,831)	(2,649,260)

Net increase	158,413	185,434	$1,938,361	$1,925,738

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	141

Notes to Financial Statements

2050 Retirement Strategy
Shares	Amount
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	82,385	221,154	$777,913	$1,865,383

Shares issued in reinvestment of dividends and distributions	17,832	33,341	165,296	264,062

Shares converted from Class B	53	57	498	512

Shares redeemed	(47,797)	(418,833)	(452,104)	(3,516,791)

Net increase (decrease)	52,473	(164,281)	$491,603	$(1,386,834)

Class B
Shares sold	– 0	–	148	$	– 0	–	$1,288

Shares issued in reinvestment of dividends and distributions	93	191	871	1,502

Shares converted to Class A	(53)	(58)	(498)	(512)

Shares redeemed	(8)	(21)	(74)	(170)

Net increase	32	260	$299	$2,108

Class C
Shares sold	11,801	38,800	$110,355	$322,967

Shares issued in reinvestment of dividends and distributions	1,392	3,393	12,846	26,602

Shares redeemed	(25,867)	(27,202)	(241,804)	(228,893)

Net increase (decrease)	(12,674)	14,991	$(118,603)	$120,676

Advisor Class
Shares sold	5,548	3,828	$52,370	$33,542

Shares issued in reinvestment of dividends and distributions	617	694	5,798	5,580

Shares redeemed	(42)	(3,068)	(405)	(25,962)

Net increase	6,123	1,454	$57,763	$13,160

142	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2050 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class R
Shares sold	62,809	224,502	$585,180	$1,866,279

Shares issued in reinvestment of dividends and distributions	11,223	32,911	102,913	257,688

Shares redeemed	(100,732)	(360,451)	(949,273)	(2,997,528)

Net decrease	(26,700)	(103,038)	$(261,180)	$(873,561)

Class K
Shares sold	191,364	441,931	$1,777,901	$3,722,305

Shares issued in reinvestment of dividends and distributions	47,563	74,139	433,771	579,769

Shares redeemed	(126,781)	(436,697)	(1,197,337)	(3,621,649)

Net increase	112,146	79,373	$1,014,335	$680,425

Class I
Shares sold	251,966	409,549	$2,377,176	$3,443,545

Shares issued in reinvestment of dividends and distributions	58,654	72,690	533,754	568,438

Shares redeemed	(94,122)	(232,326)	(872,009)	(1,930,965)

Net increase	216,498	249,913	$2,038,921	$2,081,018

	2055 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class A
Shares sold	54,628	107,572	$543,346	$983,086

Shares issued in reinvestment of dividends and distributions	7,007	3,954	69,367	33,092

Shares redeemed	(33,475)	(51,294)	(330,252)	(454,282)

Net increase	28,160	60,232	$282,461	$561,896

Class B
Shares sold	248	440	$2,400	$3,800

Shares issued in reinvestment of distributions	73	80	700	646

Shares redeemed	(5)	(6)	(50)	(50)

Net increase	316	514	$3,050	$4,396

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	143

Notes to Financial Statements

	2055 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31, 2013

Class C
Shares sold	10,611	18,757	$102,633	$162,403

Shares issued in reinvestment of dividends and distributions	960	664	9,195	5,379

Shares redeemed	(7,548)	(4,190)	(73,697)	(36,571)

Net increase	4,023	15,231	$38,131	$131,211

Advisor Class
Shares sold	372	334	$3,865	$2,983

Shares issued in reinvestment of dividends and distributions	36	134	366	1,127

Shares redeemed	(4)	(4,244)	(44)	(40,419)

Net increase (decrease)	404	(3,776)	$4,187	$(36,309)

Class R
Shares sold	33,903	53,817	$321,692	$452,485

Shares issued in reinvestment of dividends and distributions	4,160	2,370	38,602	18,818

Shares redeemed	(19,779)	(55,455)	(188,866)	(463,977)

Net increase	18,284	732	$171,428	$7,326

Class K
Shares sold	118,880	165,310	$1,122,520	$1,382,040

Shares issued in reinvestment of dividends and distributions	17,187	14,444	158,807	114,256

Shares redeemed	(41,903)	(148,654)	(398,310)	(1,246,210)

Net increase	94,164	31,100	$883,017	$250,086

Class I
Shares sold	146,197	206,596	$1,392,125	$1,732,695

Shares issued in reinvestment of dividends and distributions	20,020	11,942	184,587	94,464

Shares redeemed	(64,719)	(80,590)	(610,848)	(684,927)

Net increase	101,498	137,948	$965,864	$1,142,232

144	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Underlying Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Underlying Portfolio. For example, the value of the Underlying Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. dollar). Currency markets are generally not as regulated as securities markets. Independent of the Underlying Portfolio’s investments denominated in foreign currencies, the Underlying Portfolio’s positions in various foreign currencies may cause the Underlying Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Strategies may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	145

Notes to Financial Statements

and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2014.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2014 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2013 and August 31, 2012 were as follows:

2000 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$399,933	$728,813

Total distributions paid	$399,933	$728,813

2005 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$451,529	$763,640

Total distributions paid	$451,529	$763,640

2010 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$1,702,793	$3,400,116

Total distributions paid	$1,702,793	$3,400,116

2015 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$3,714,109	$6,385,020

Total distributions paid	$3,714,109	$6,385,020

2020 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$4,854,589	$7,359,903

Total distributions paid	$4,854,589	$7,359,903

146	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

2025 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$3,637,043	$5,194,464

Total distributions paid	$3,637,043	$5,194,464

2030 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$2,739,843	$4,063,297

Total distributions paid	$2,739,843	$4,063,297

2035 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$1,607,209	$2,330,415

Total distributions paid	$1,607,209	$2,330,415

2040 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$1,157,608	$1,907,887

Total distributions paid	$1,157,608	$1,907,887

2045 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$903,223	$1,384,253

Total distributions paid	$903,223	$1,384,253

2050 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$191,283	$221,552
Long-term capital gains	1,521,949	608,509

Total distributions paid	$1,713,232	$830,061

2055 Retirement Strategy	2013	2012
Distributions paid from:
Ordinary income	$81,464	$19,762
Long-term capital gains	190,231	111,318

Total distributions paid	$271,695	$131,080

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	147

Notes to Financial Statements

As of August 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income		Undistributed Long-Term Gains		Accumulated Capital and Other Gains (Losses)(a)			Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)
2000	$48,065		$167,618		$	– 0	–	$479,180	$694,863
2005	– 0	–	– 0	–		(5,777,729)		1,132,811	(4,644,918)
2010	87,339		– 0	–		(23,489,457)		6,220,632	(17,181,486)
2015	107,658		– 0	–		(30,119,380)		17,491,006	(12,520,716)
2020	157,697		– 0	–		(50,431,848)		38,075,052	(12,199,099)
2025	– 0	–	– 0	–		(34,486,562)		26,787,238	(7,699,324)
2030	– 0	–	– 0	–		(28,897,511)		34,674,921	5,777,410
2035	344,770		– 0	–		(18,855,636)		26,604,088	8,093,222
2040	161,271		– 0	–		(11,782,548)		26,597,018	14,975,741
2045	– 0	–	– 0	–		(5,151,983)		18,367,086	13,215,103
2050	– 0	–	650,363			– 0	–	4,238,338	4,888,701
2055	27,846		231,374			– 0	–	1,213,596	1,472,816

(a)

During the fiscal year ended August 31, 2013, the 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2040 and 2045 Strategies utilized capital loss carryforwards of $330,296, $707,897, $3,400,326, $8,020,938, $3,248,279, $3,515,455, $1,418,409, $1,595,556 and $814,979 respectively, to offset current year net realized gains. Net losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Strategy’s next taxable year. In this regard, 2025, 2030 and 2045 Retirement Strategy elected to defer $33,573, $186,727, and $245,914 of qualified late-year ordinary losses that are deemed to arise on September 1, 2013. Additionally, as of August 31, 2013 certain Strategies had capital loss carryforwards for federal income tax purposes.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

148	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

As of August 31, 2013, the Strategies had net capital loss carryforwards of which will expire as follows:

Strategy	Short-Term Amount	Long-Term Amount	Expiration
2005	$2,519,307	n/a	2018
2005	3,258,422	n/a	2019
2010	5,351,644	n/a	2018
2010	18,137,813	n/a	2019
2015	30,119,380	n/a	2019
2020	297,110	n/a	2017
2020	10,958,941	n/a	2018
2020	35,102,920	n/a	2019
2020	n/a	$4,072,877	No Expiration
2025	577,047	n/a	2018
2025	30,541,585	n/a	2019
2025	n/a	3,334,357	No Expiration
2030	23,961	n/a	2017
2030	3,963,543	n/a	2018
2030	16,084,738	n/a	2019
2030	n/a	8,638,542	No Expiration
2035	968,523	n/a	2018
2035	9,716,343	n/a	2019
2035	n/a	8,170,770	No Expiration
2040	1,775,236	n/a	2018
2040	3,497,835	n/a	2019
2040	n/a	6,509,477	No Expiration
2045	19,354	n/a	2018
2045	1,336,881	n/a	2019
2045	n/a	3,549,834	No Expiration

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	149

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.92	$ 10.75	$ 10.58	$ 9.90	$ 9.35	$ 10.58

Income From Investment Operations
Net investment income(a)(b)	.20	.22	.29	.26	.18	.26
Net realized and unrealized gain (loss) on investment transactions	.45	.17	.14	.69	.57	(1.10)

Net increase (decrease) in net asset value from operations	.65	.39	.43	.95	.75	(.84)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.22)	(.26)	(.27)	(.20)	(.21)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	(.18)

Total dividends and distributions	(.17)	(.22)	(.26)	(.27)	(.20)	(.39)

Net asset value, end of period	$ 11.40	$ 10.92	$ 10.75	$ 10.58	$ 9.90	$ 9.35

Total Return
Total investment return based on net asset value(c)	5.96%	3.62%	4.16%	9.68%	8.07%	(7.29)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,182	$1,522	$3,167	$6,215	$6,422	$6,608
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.82	%^	.82%	.83%	.81	%+	.82	%+	.82%
Expenses, before waivers/reimbursements(d)	4.08	%^	3.63%	2.28%	1.97	%+	2.25	%+	2.64%
Net investment income(b)	3.60	%^	2.02%	2.73%	2.46	%+	1.81	%+	3.14%
Portfolio turnover rate	13%	17%	43%	36%	41%	40%

See footnote summary on page 234.

150	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.79	$ 10.68	$ 10.44	$ 9.76	$ 9.22	$ 10.41

Income From Investment Operations
Net investment income(a)(b)	.18	.13	.13	.21	.09	.23
Net realized and unrealized gain (loss) on investment transactions	.42	.18	.22	.66	.58	(1.11)

Net increase (decrease) in net asset value from operations	.60	.31	.35	.87	.67	(.88)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.20)	(.11)	(.19)	(.13)	(.13)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	(.18)

Total dividends and distributions	(.17)	(.20)	(.11)	(.19)	(.13)	(.31)

Net asset value, end of period	$ 11.22	$ 10.79	$ 10.68	$ 10.44	$ 9.76	$ 9.22

Total Return
Total investment return based on net asset value(c)	5.56%	2.95%	3.36%	8.99%	7.30%	(8.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137	$164	$182	$149	$169	$88
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%	1.53%	1.51	%+	1.52	%+	1.52%
Expenses, before waivers/reimbursements(d)	4.81	%^	4.50%	3.02%	2.69	%+	3.03	%+	3.43%
Net investment income(b)	3.20	%^	1.24%	1.28%	1.98	%+	.90	%+	2.75%
Portfolio turnover rate	13%	17%	43%	36%	41%	40%
See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.75	$ 10.64	$ 10.44	$ 9.76	$ 9.22	$ 10.41

Income From Investment Operations
Net investment income(a)(b)	.18	.13	.16	.21	.11	.23
Net realized and unrealized gain (loss) on investment transactions	.42	.18	.18	.66	.56	(1.11)

Net increase (decrease) in net asset value from operations	.60	.31	.34	.87	.67	(.88)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.20)	(.14)	(.19)	(.13)	(.13)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	(.18)

Total dividends and distributions	(.17)	(.20)	(.14)	(.19)	(.13)	(.31)

Net asset value, end of period	$ 11.18	$ 10.75	$ 10.64	$ 10.44	$ 9.76	$ 9.22

Total Return
Total investment return based on net asset value(c)	5.58%	2.98%	3.36%	8.99%	7.30%	(8.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$518	$433	$463	$524	$823	$882
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%	1.53%	1.51	%+	1.52	%+	1.52%
Expenses, before waivers/reimbursements(d)	4.80	%^	4.52%	2.98%	2.72	%+	2.97	%+	3.36%
Net investment income(b)	3.17	%^	1.23%	1.54%	2.03	%+	1.10	%+	2.71%
Portfolio turnover rate	13%	17%	43%	36%	41%	40%

See footnote summary on page 234.

152	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.95	$ 10.80	$ 10.63	$ 9.95	$ 9.39	$ 10.63

Income From Investment Operations
Net investment income(a)(b)	.23	.58	.34	.31	.19	.31
Net realized and unrealized gain (loss) on investment transactions	.43	(.15	)*	.12	.68	.60	(1.13)

Net increase (decrease) in net asset value from operations	.66	.43	.46	.99	.79	(.82)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.28)	(.29)	(.31)	(.23)	(.24)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	(.18)

Total dividends and distributions	(.17)	(.28)	(.29)	(.31)	(.23)	(.42)

Net asset value, end of period	$ 11.44	$ 10.95	$ 10.80	$ 10.63	$ 9.95	$ 9.39

Total Return
Total investment return based on net asset value(c)	6.03%	4.00%	4.46%	9.98%	8.43%	(7.01)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$8	$60	$211	$742	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%^	.52%	.53%	.51	%+	.52	%+	.52%
Expenses, before waivers/reimbursements(d)	3.83	%^	3.02%	2.40%	1.68	%+	1.95	%+	2.32%
Net investment income(b)	4.14	%^	5.51%	3.02%	2.92	%+	1.90	%+	3.57%
Portfolio turnover rate	13%	17%	43%	36%	41%	40%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.70	$ 10.61	$ 10.41	$ 9.76	$ 9.24	$ 10.46

Income From Investment Operations
Net investment income(a)(b)	.20	.18	.24	.25	.14	.20
Net realized and unrealized gain (loss) on investment transactions	.42	.18	.16	.68	.58	(1.04)

Net increase (decrease) in net asset value from operations	.62	.36	.40	.93	.72	(.84)

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.27)	(.20)	(.28)	(.20)	(.20)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	(.18)

Total dividends and distributions	(.21)	(.27)	(.20)	(.28)	(.20)	(.38)

Net asset value, end of period	$ 11.11	$ 10.70	$ 10.61	$ 10.41	$ 9.76	$ 9.24

Total Return
Total investment return based on net asset value(c)	5.82%	3.46%	3.90%	9.54%	7.81%	(7.46)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$985	$1,092	$1,137	$1,524	$2,600	$1,437
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%^	1.02%	1.03%	1.01	%+	1.02	%+	1.02%
Expenses, before waivers/reimbursements(d)	3.60	%^	3.28%	2.41%	2.25	%+	2.38	%+	2.69%
Net investment income(b)	3.55	%^	1.69%	2.27%	2.38	%+	1.47	%+	2.39%
Portfolio turnover rate	13%	17%	43%	36%	41%	40%

See footnote summary on page 234.

154	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.60	$ 10.50	$ 10.34	$ 9.69	$ 9.17	$ 10.40

Income From Investment Operations
Net investment income(a)(b)	.22	.24	.26	.26	.17	.26
Net realized and unrealized gain (loss) on investment transactions	.40	.15	.16	.69	.57	(1.08)

Net increase (decrease) in net asset value from operations	.62	.39	.42	.95	.74	(.82)

Less: Dividends and Distributions
Dividends from net investment income	(.05)	(.29)	(.26)	(.30)	(.22)	(.23)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	(.18)

Total dividends and distributions	(.22)	(.29)	(.26)	(.30)	(.22)	(.41)

Net asset value, end of period	$ 11.00	$ 10.60	$ 10.50	$ 10.34	$ 9.69	$ 9.17

Total Return
Total investment return based on net asset value(c)	5.91%	3.76%	4.15%	9.85%	8.06%	(7.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,436	$5,300	$14,161	$19,922	$17,245	$14,477
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.77	%^	.77%	.78%	.76	%+	.77	%+	.77%
Expenses, before waivers/reimbursements(d)	3.32	%^	2.86%	2.07%	1.99	%+	2.11	%+	2.42%
Net investment income(b)	3.93	%^	2.26%	2.51%	2.50	%+	1.79	%+	3.18%
Portfolio turnover rate	13%	17%	43%	36%	41%	40%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.57	$ 10.52	$ 10.37	$ 9.73	$ 9.20	$ 10.44

Income From Investment Operations
Net investment income(a)(b)	.21	.22	.17	.33	.22	.23
Net realized and unrealized gain (loss) on investment transactions	.43	.19	.27	.64	.56	(1.03)

Net increase (decrease) in net asset value from operations	.64	.41	.44	.97	.78	(.80)

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.36)	(.29)	(.33)	(.25)	(.26)
Distributions from net realized gain on investment transactions	(.17)	– 0	–	– 0	–	– 0	–	– 0	–	(.18)

Total dividends and distributions	(.25)	(.36)	(.29)	(.33)	(.25)	(.44)

Net asset value, end of period	$ 10.96	$ 10.57	$ 10.52	$ 10.37	$ 9.73	$ 9.20

Total Return
Total investment return based on net asset value(c)	6.09%	3.94%	4.43%	10.01%	8.48%	(7.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,667	$2,664	$3,525	$1,656	$1,402	$1,981
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%^	.52%	.53%	.51	%+	.52	%+	.52%
Expenses, before waivers/reimbursements(d)	2.98	%^	2.60%	1.76%	1.66	%+	1.79	%+	2.06%
Net investment income(b)	3.94	%^	2.08%	1.68%	3.15	%+	2.20	%+	2.68%
Portfolio turnover rate	13%	17%	43%	36%	41%	40%

See footnote summary on page 234.

156	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2005 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.59	$ 10.27	$ 10.09	$ 9.37	$ 8.84	$ 10.35

Income From Investment Operations
Net investment income(a)(b)	.26	.20	.25	.28	.16	.26
Net realized and unrealized gain (loss) on investment transactions	.51	.34	.19	.73	.56	(1.27)

Net increase (decrease) in net asset value from operations	.77	.54	.44	1.01	.72	(1.01)

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.22)	(.26)	(.29)	(.19)	(.27)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)

Total dividends and distributions	(.22)	(.22)	(.26)	(.29)	(.19)	(.50)

Net asset value, end of period	$ 11.14	$ 10.59	$ 10.27	$ 10.09	$ 9.37	$ 8.84

Total Return
Total investment return based on net asset value(c)	7.38%	5.32%	4.47%	10.83%	8.16%	(8.92)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,107	$4,826	$7,612	$15,389	$22,043	$23,328
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.88	%^	.88%	.88%	.87	%+	.88	%+	.88%
Expenses, before waivers/reimbursements(d)	2.82	%^	2.67%	2.04%	1.81	%+	1.72	%+	1.79%
Net investment income(b)	4.74	%^	1.95%	2.47%	2.74	%+	1.75	%+	3.20%
Portfolio turnover rate	11%	16%	23%	13%	34%	43%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2005 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.51	$ 10.24	$ 10.04	$ 9.30	$ 8.76	$ 10.20

Income From Investment Operations
Net investment income(a)(b)	.22	.14	.15	.20	.10	.19
Net realized and unrealized gain (loss) on investment transactions	.51	.32	.22	.73	.55	(1.23)

Net increase (decrease) in net asset value from operations	.73	.46	.37	.93	.65	(1.04)

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.19)	(.17)	(.19)	(.11)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)

Total dividends and distributions	(.16)	(.19)	(.17)	(.19)	(.11)	(.40)

Net asset value, end of period	$ 11.08	$ 10.51	$ 10.24	$ 10.04	$ 9.30	$ 8.76

Total Return
Total investment return based on net asset value(c)	7.00%	4.58%	3.75%	10.01%	7.43%	(9.52)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$283	$257	$305	$312	$410	$527
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.58	%^	1.58%	1.58%	1.57	%+	1.58	%+	1.58%
Expenses, before waivers/ reimbursements(d)	3.54	%^	3.41%	2.72%	2.53	%+	2.44	%+	2.52%
Net investment income(b)	3.92	%^	1.35%	1.54%	1.9	0%+	1.08	%+	2.45%
Portfolio turnover rate	11%	16%	23%	13%	34%	43%

See footnote summary on page 234.

158	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2005 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.46	$ 10.19	$ 10.02	$ 9.28	$ 8.75	$ 10.19

Income From Investment Operations
Net investment income(a)(b)	.21	.13	.19	.18	.10	.20
Net realized and unrealized gain (loss) on investment transactions	.52	.33	.18	.75	.54	(1.24)

Net increase (decrease) in net asset value from operations	.73	.46	.37	.93	.64	(1.04)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.19)	(.20)	(.19)	(.11)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)

Total dividends and distributions	(.13)	(.19)	(.20)	(.19)	(.11)	(.40)

Net asset value, end of period	$ 11.06	$ 10.46	$ 10.19	$ 10.02	$ 9.28	$ 8.75

Total Return
Total investment return based on net asset value(c)	7.06%	4.60%	3.75%	10.03%	7.32%	(9.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$266	$282	$248	$334	$351	$958
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements(d)	1.58	%^	1.58%	1.58%	1.57	%+	1.58	%+	1.58%
Expenses, before waivers/reimbursements(d)	3.55	%^	3.43%	2.73%	2.58	%+	2.43	%+	2.51%
Net investment income(b)	3.86	%^	1.23%	1.93%	1.81	%+	1.10	%+	2.48%
Portfolio turnover rate	11%	16%	23%	13%	34%	43%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2005 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.59	$ 10.32	$ 10.14	$ 9.42	$ 8.89	$ 10.40

Income From Investment Operations
Net investment income(a)(b)	.27	.30	.27	.30	.19	.26
Net realized and unrealized gain (loss) on investment transactions	.53	.27	.21	.74	.56	(1.25)

Net increase (decrease) in net asset value from operations	.80	.57	.48	1.04	.75	(.99)

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.30)	(.30)	(.32)	(.22)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)

Total dividends and distributions	(.24)	(.30)	(.30)	(.32)	(.22)	(.52)

Net asset value, end of period	$ 11.15	$ 10.59	$ 10.32	$ 10.14	$ 9.42	$ 8.89

Total Return
Total investment return based on net asset value(c)	7.59%	5.64%	4.87%	11.13%	8.41%	(8.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$169	$166	$461	$870	$697	$600
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58	%^	.58%	.58%	.57	%+	.58	%+	.58%
Expenses, before waivers/reimbursements(d)	2.53	%^	2.35%	1.67%	1.53	%+	1.42	%+	1.51%
Net investment income(b)	4.95	%^	2.70%	2.63%	2.97	%+	2.00	%+	3.26%
Portfolio turnover rate	11%	16%	23%	13%	34%	43%

See footnote summary on page 234.

160	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2005 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.51	$ 10.22	$ 10.02	$ 9.32	$ 8.80	$ 10.27

Income From Investment Operations
Net investment income(a)(b)	.12	.19	.21	.24	.14	.23
Net realized and unrealized gain (loss) on investment transactions	.64	.33	.21	.74	.55	(1.24)

Net increase (decrease) in net asset value from operations	.76	.52	.42	.98	.69	(1.01)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.23)	(.22)	(.28)	(.17)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)

Total dividends and distributions	– 0	–	(.23)	(.22)	(.28)	(.17)	(.46)

Net asset value, end of period	$ 11.27	$ 10.51	$ 10.22	$ 10.02	$ 9.32	$ 8.80

Total Return
Total investment return based on net asset value(c)	7.23%	5.17%	4.28%	10.51%	7.87%	(9.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$466	$1,963	$2,552	$3,017	$3,113	$3,259
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.08	%^	1.08%	1.08%	1.07	%+	1.08	%+	1.08%
Expenses, before waivers/reimbursements(d)	2.92	%^	2.74%	2.37%	2.15	%+	1.98	%+	2.06%
Net investment income(b)	2.78	%^	1.79%	2.14%	2.38	%+	1.52	%+	2.97%
Portfolio turnover rate	11%	16%	23%	13%	34%	43%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2005 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.53	$ 10.25	$ 10.08	$ 9.36	$ 8.83	$ 10.33

Income From Investment Operations
Net investment income(a)(b)	.26	.21	.25	.28	.17	.26
Net realized and unrealized gain (loss) on investment transactions	.52	.34	.18	.73	.55	(1.27)

Net increase (decrease) in net asset value from operations	.78	.55	.43	1.01	.72	(1.01)

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.27)	(.26)	(.29)	(.19)	(.26)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)

Total dividends and distributions	(.26)	(.27)	(.26)	(.29)	(.19)	(.49)

Net asset value, end of period	$ 11.05	$ 10.53	$ 10.25	$ 10.08	$ 9.36	$ 8.83

Total Return
Total investment return based on net asset value(c)	7.45%	5.45%	4.42%	10.87%	8.20%	(8.85)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,761	$8,378	$9,452	$10,268	$11,259	$14,088
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.83	%^	.83%	.83%	.82	%+	.83	%+	.83%
Expenses, before waivers/reimbursements(d)	2.65	%^	2.42%	2.05%	1.85	%+	1.72	%+	1.76%
Net investment income(b)	4.69	%^	2.00%	2.50%	2.71	%+	1.85	%+	3.25%
Portfolio turnover rate	11%	16%	23%	13%	34%	43%

See footnote summary on page 234.

162	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2005 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.54	$ 10.27	$ 10.10	$ 9.39	$ 8.86	$ 10.36

Income From Investment Operations
Net investment income(a)(b)	.26	.21	.17	.28	.22	.27
Net realized and unrealized gain (loss) on investment transactions	.52	.37	.30	.75	.53	(1.25)

Net increase (decrease) in net asset value from operations	.78	.58	.47	1.03	.75	(.98)

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.31)	(.30)	(.32)	(.22)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.23)

Total dividends and distributions	(.29)	(.31)	(.30)	(.32)	(.22)	(.52)

Net asset value, end of period	$ 11.03	$ 10.54	$ 10.27	$ 10.10	$ 9.39	$ 8.86

Total Return
Total investment return based on net asset value(c)	7.49%	5.72%	4.79%	11.03%	8.50%	(8.55)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,491	$1,480	$2,080	$789	$401	$1,655
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58	%^	.58%	.58%	.57	%+	.58	%+	.58%
Expenses, before waivers/reimbursements(d)	2.32	%^	2.09%	1.75%	1.53	%+	1.39	%+	1.42%
Net investment income(b)	4.82	%^	2.06%	1.67%	2.81	%+	2.34	%+	3.34%
Portfolio turnover rate	11%	16%	23%	13%	34%	43%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2010 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.66	$ 10.18	$ 9.97	$ 9.16	$ 8.67	$ 10.53

Income From Investment Operations
Net investment income(a)(b)	.28	.23	.25	.29	.16	.23
Net realized and unrealized gain (loss) on investment transactions	.64	.48	.23	.81	.51	(1.53)

Net increase (decrease) in net asset value from operations	.92	.71	.48	1.10	.67	(1.30)

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.23)	(.27)	(.29)	(.18)	(.25)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.31)

Total dividends and distributions	(.28)	(.23)	(.27)	(.29)	(.18)	(.56)

Net asset value, end of period	$ 11.30	$ 10.66	$ 10.18	$ 9.97	$ 9.16	$ 8.67

Total Return
Total investment return based on net asset value(c)	8.70%	7.08%	5.01%	11.99%	7.73%	(11.23)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,028	$12,438	$24,331	$40,407	$56,196	$66,020
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.90	%^	.90%	.90%	.89	%+	.91	%+	.90%
Expenses, before waivers/reimbursements(d)	1.46	%^	1.52%	1.26%	1.15	%+	1.20	%+	1.30%
Net investment income(b)	5.10	%^	2.25%	2.50%	2.84	%+	1.73	%+	3.00%
Portfolio turnover rate	9%	13%	18%	11%	36%	20%

See footnote summary on page 234.

164	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2010 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.57	$ 10.10	$ 9.87	$ 9.08	$ 8.59	$ 10.43

Income From Investment Operations
Net investment income(a)(b)	.25	.14	.17	.21	.10	.18
Net realized and unrealized gain (loss) on investment transactions	.63	.49	.25	.80	.51	(1.53)

Net increase (decrease) in net asset value from operations	.88	.63	.42	1.01	.61	(1.35)

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.16)	(.19)	(.22)	(.12)	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.31)

Total dividends and distributions	(.21)	(.16)	(.19)	(.22)	(.12)	(.49)

Net asset value, end of period	$ 11.24	$ 10.57	$ 10.10	$ 9.87	$ 9.08	$ 8.59

Total Return
Total investment return based on net asset value(c)	8.40%	6.28%	4.34%	11.07%	7.13%	(12.01)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$342	$335	$426	$532	$685	$960
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.59	%+	1.61	%+	1.60%
Expenses, before waivers/reimbursements(d)	2.17	%^	2.28%	2.02%	1.89	%+	1.94	%+	2.03%
Net investment income(b)	4.55	%^	1.38%	1.70%	2.03	%+	1.09	%+	2.36%
Portfolio turnover rate	9%	13%	18%	11%	36%	20%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2010 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.52	$ 10.06	$ 9.87	$ 9.07	$ 8.59	$ 10.42

Income From Investment Operations
Net investment income(a)(b)	.24	.14	.17	.19	.09	.19
Net realized and unrealized gain (loss) on investment transactions	.64	.48	.24	.83	.51	(1.53)

Net increase (decrease) in net asset value from operations	.88	.62	.41	1.02	.60	(1.34)

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.16)	(.22)	(.22)	(.12)	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.31)

Total dividends and distributions	(.22)	(.16)	(.22)	(.22)	(.12)	(.49)

Net asset value, end of period	$ 11.18	$ 10.52	$ 10.06	$ 9.87	$ 9.07	$ 8.59

Total Return
Total investment return based on net asset value(c)	8.39%	6.25%	4.28%	11.19%	7.02%	(11.93)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,019	$1,849	$2,097	$2,094	$2,016	$1,873
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%^	1.60%	1.60%	1.59	%+	1.61	%+	1.60%
Expenses, before waivers/reimbursements(d)	2.17	%^	2.26%	1.98%	1.89	%+	1.93	%+	2.02%
Net investment income(b)	4.44	%^	1.32%	1.70%	1.89	%+	.96	%+	2.48%
Portfolio turnover rate	9%	13%	18%	11%	36%	20%

See footnote summary on page 234.

166	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2010 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.69	$ 10.22	$ 10.02	$ 9.21	$ 8.71	$ 10.59

Income From Investment Operations
Net investment income(a)(b)	.31	.22	.30	.29	.19	.26
Net realized and unrealized gain (loss) on investment transactions	.63	.53	.21	.84	.52	(1.55)

Net increase (decrease) in net asset value from operations	.94	.75	.51	1.13	.71	(1.29)

Less: Dividends and Distributions
Dividends from net investment income	(.33)	(.28)	(.31)	(.32)	(.21)	(.28)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.31)

Total dividends and distributions	(.33)	(.28)	(.31)	(.32)	(.21)	(.59)

Net asset value, end of period	$ 11.30	$ 10.69	$ 10.22	$ 10.02	$ 9.21	$ 8.71

Total Return
Total investment return based on net asset value(c)	8.90%	7.46%	5.28%	12.27%	8.11%	(11.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,994	$8,433	$5,657	$13,728	$13,461	$12,735
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.60	%^	.60%	.60%	.59	%+	.61	%+	.60%
Expenses, before waivers/reimbursements(d)	1.16	%^	1.26%	.96%	.84	%+	.90	%+	1.00%
Net investment income(b)	5.50	%^	2.10%	2.87%	2.85	%+	2.00	%+	3.31%
Portfolio turnover rate	9%	13%	18%	11%	36%	20%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2010 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.66	$ 10.18	$ 9.95	$ 9.14	$ 8.65	$ 10.50

Income From Investment Operations
Net investment income(a)(b)	.27	.21	.22	.24	.14	.21
Net realized and unrealized gain (loss) on investment transactions	.65	.48	.24	.83	.52	(1.52)

Net increase (decrease) in net asset value from operations	.92	.69	.46	1.07	.66	(1.31)

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.21)	(.23)	(.26)	(.17)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.31)

Total dividends and distributions	(.26)	(.21)	(.23)	(.26)	(.17)	(.54)

Net asset value, end of period	$ 11.32	$ 10.66	$ 10.18	$ 9.95	$ 9.14	$ 8.65

Total Return
Total investment return based on net asset value(c)	8.69%	6.87%	4.76%	11.68%	7.57%	(11.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,020	$7,134	$9,553	$12,769	$15,197	$14,210
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.10	%^	1.10%	1.10%	1.09	%+	1.11	%+	1.10%
Expenses, before waivers/reimbursements(d)	1.77	%^	1.71%	1.59%	1.48	%+	1.52	%+	1.57%
Net investment income(b)	4.85	%^	1.98%	2.23%	2.41	%+	1.49	%+	2.68%
Portfolio turnover rate	9%	13%	18%	11%	36%	20%

See footnote summary on page 234.

168	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2010 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.68	$ 10.21	$ 9.99	$ 9.18	$ 8.69	$ 10.54

Income From Investment Operations
Net investment income(a)(b)	.29	.24	.27	.28	.16	.23
Net realized and unrealized gain (loss) on investment transactions	.64	.48	.22	.82	.52	(1.52)

Net increase (decrease) in net asset value from operations	.93	.72	.49	1.10	.68	(1.29)

Less: Dividends and Distributions
Dividends from net investment income	(.30)	(.25)	(.27)	(.29)	(.19)	(.25)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.31)

Total dividends and distributions	(.30)	(.25)	(.27)	(.29)	(.19)	(.56)

Net asset value, end of period	$ 11.31	$ 10.68	$ 10.21	$ 9.99	$ 9.18	$ 8.69

Total Return
Total investment return based on net asset value(c)	8.78%	7.11%	5.05%	12.01%	7.77%	(11.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,450	$24,601	$36,508	$59,760	$66,383	$62,515
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.85	%^	.85%	.85%	.84	%+	.86	%+	.85%
Expenses, before waivers/reimbursements(d)	1.47	%^	1.40%	1.27%	1.19	%+	1.21	%+	1.25%
Net investment income(b)	5.22	%^	2.28%	2.70%	2.75	%+	1.75	%+	2.96%
Portfolio turnover rate	9%	13%	18%	11%	36%	20%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2010 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.68	$ 10.23	$ 10.02	$ 9.21	$ 8.71	$ 10.59

Income From Investment Operations
Net investment income(a)(b)	.30	.27	.26	.30	.20	.26
Net realized and unrealized gain (loss) on investment transactions	.63	.47	.25	.83	.51	(1.55)

Net increase (decrease) in net asset value from operations	.93	.74	.51	1.13	.71	(1.29)

Less: Dividends and Distributions
Dividends from net investment income	(.34)	(.29)	(.30)	(.32)	(.21)	(.28)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.31)

Total dividends and distributions	(.34)	(.29)	(.30)	(.32)	(.21)	(.59)

Net asset value, end of period	$ 11.27	$ 10.68	$ 10.23	$ 10.02	$ 9.21	$ 8.71

Total Return
Total investment return based on net asset value(c)	8.82%	7.40%	5.32%	12.29%	8.20%	(11.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,180	$2,758	$4,597	$5,141	$6,966	$13,571
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.60	%^	.60%	.60%	.59	%+	.61	%+	.60%
Expenses, before waivers/reimbursements(d)	1.14	%^	1.07%	.93%	.87	%+	.88	%+	.91%
Net investment income(b)	5.49	%^	2.53%	2.62%	2.94	%+	2.18	%+	3.39%
Portfolio turnover rate	9%	13%	18%	11%	36%	20%

See footnote summary on page 234.

170	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2015 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.83	$ 10.18	$ 9.93	$ 9.09	$ 8.64	$ 10.60

Income From Investment Operations
Net investment income(a)(b)	.32	.21	.21	.26	.15	.20
Net realized and unrealized gain (loss) on investment transactions	.76	.68	.29	.86	.47	(1.66)

Net increase (decrease) in net asset value from operations	1.08	.89	.50	1.12	.62	(1.46)

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.24)	(.25)	(.28)	(.17)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.28)

Total dividends and distributions	(.32)	(.24)	(.25)	(.28)	(.17)	(.50)

Net asset value, end of period	$ 11.59	$ 10.83	$ 10.18	$ 9.93	$ 9.09	$ 8.64

Total Return
Total investment return based on net asset value(c)	10.07%	8.89%	5.20%	12.32%	7.16%	(12.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,515	$33,281	$59,820	$75,411	$90,837	$95,400
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.94	%^	.94%	.94%	.93	%+	.95	%+	.94%
Expenses, before waivers/reimbursements(d)	1.23	%^	1.26%	1.09%	1.10	%+	1.15	%+	1.18%
Net investment income(b)	5.57	%^	2.00%	2.16%	2.59	%+	1.66	%+	2.69%
Portfolio turnover rate	9%	9%	17%	16%	38%	16%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2015 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.75	$ 10.09	$ 9.84	$ 9.00	$ 8.56	$ 10.49

Income From Investment Operations
Net investment income(a)(b)	.26	.14	.15	.19	.09	.16
Net realized and unrealized gain (loss) on investment transactions	.77	.68	.28	.86	.46	(1.66)

Net increase (decrease) in net asset value from operations	1.03	.82	.43	1.05	.55	(1.50)

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.16)	(.18)	(.21)	(.11)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.28)

Total dividends and distributions	(.23)	(.16)	(.18)	(.21)	(.11)	(.43)

Net asset value, end of period	$ 11.55	$ 10.75	$ 10.09	$ 9.84	$ 9.00	$ 8.56

Total Return
Total investment return based on net asset value(c)	9.64%	8.20%	4.46%	11.67%	6.42%	(13.46)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,166	$1,218	$1,581	$2,079	$2,151	$2,416
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%^	1.64%	1.64%	1.63	%+	1.65	%+	1.64%
Expenses, before waivers/reimbursements(d)	1.94	%^	1.99%	1.83%	1.82	%+	1.88	%+	1.92%
Net investment income(b)	4.63	%^	1.30%	1.56%	1.82	%+	.93	%+	2.17%
Portfolio turnover rate	9%	9%	17%	16%	38%	16%
See footnote summary on page 234.

172	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2015 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.69	$ 10.06	$ 9.84	$ 9.00	$ 8.56	$ 10.49

Income From Investment Operations
Net investment income(a)(b)	.25	.13	.13	.16	.08	.15
Net realized and unrealized gain (loss) on investment transactions	.77	.68	.29	.89	.47	(1.65)

Net increase (decrease) in net asset value from operations	1.02	.81	.42	1.05	.55	(1.50)

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.18)	(.20)	(.21)	(.11)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.28)

Total dividends and distributions	(.24)	(.18)	(.20)	(.21)	(.11)	(.43)

Net asset value, end of period	$ 11.47	$ 10.69	$ 10.06	$ 9.84	$ 9.00	$ 8.56

Total Return
Total investment return based on net asset value(c)	9.61%	8.16%	4.43%	11.67%	6.42%	(13.46)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,437	$5,295	$5,157	$4,289	$3,258	$2,912
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%^	1.64%	1.64%	1.63	%+	1.65	%+	1.64%
Expenses, before waivers/reimbursements(d)	1.93	%^	1.99%	1.80%	1.83	%+	1.88	%+	1.92%
Net investment income(b)	4.48	%^	1.19%	1.37%	1.60	%+	.91	%+	2.01%
Portfolio turnover rate	9%	9%	17%	16%	38%	16%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2015 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.91	$ 10.26	$ 10.00	$ 9.15	$ 8.69	$ 10.67

Income From Investment Operations
Net investment income(a)(b)	.33	.22	.28	.28	.18	.23
Net realized and unrealized gain (loss) on investment transactions	.77	.71	.26	.88	.48	(1.69)

Net increase (decrease) in net asset value from operations	1.10	.93	.54	1.16	.66	(1.46)

Less: Dividends and Distributions
Dividends from net investment income	(.36)	(.28)	(.28)	(.31)	(.20)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.28)

Total dividends and distributions	(.36)	(.28)	(.28)	(.31)	(.20)	(.52)

Net asset value, end of period	$ 11.65	$ 10.91	$ 10.26	$ 10.00	$ 9.15	$ 8.69

Total Return
Total investment return based on net asset value(c)	10.19%	9.26%	5.59%	12.68%	7.53%	(12.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,784	$3,423	$3,662	$13,101	$13,781	$12,387
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%^	.64%	.64%	.63	%+	.65	%+	.64%
Expenses, before waivers/reimbursements(d)	.93	%^	.97%	.78%	.80	%+	.85	%+	.88%
Net investment income(b)	5.79	%^	2.05%	2.73%	2.69	%+	1.95	%+	2.96%
Portfolio turnover rate	9%	9%	17%	16%	38%	16%

See footnote summary on page 234.

174	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2015 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.86	$ 10.20	$ 9.91	$ 9.06	$ 8.61	$ 10.56

Income From Investment Operations
Net investment income(a)(b)	.29	.20	.19	.24	.13	.18
Net realized and unrealized gain (loss) on investment transactions	.78	.67	.30	.87	.47	(1.65)

Net increase (decrease) in net asset value from operations	1.07	.87	.49	1.11	.60	(1.47)

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.21)	(.20)	(.26)	(.15)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.28)

Total dividends and distributions	(.27)	(.21)	(.20)	(.26)	(.15)	(.48)

Net asset value, end of period	$ 11.66	$ 10.86	$ 10.20	$ 9.91	$ 9.06	$ 8.61

Total Return
Total investment return based on net asset value(c)	9.97%	8.59%	5.08%	12.18%	6.94%	(13.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,622	$18,640	$26,932	$32,067	$37,765	$29,635
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.14	%^	1.14%	1.14%	1.13	%+	1.15	%+	1.14%
Expenses, before waivers/reimbursements(d)	1.58	%^	1.51%	1.48%	1.47	%+	1.48	%+	1.49%
Net investment income(b)	5.04	%^	1.88%	1.94%	2.36	%+	1.38	%+	2.42%
Portfolio turnover rate	9%	9%	17%	16%	38%	16%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2015 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.90	$ 10.24	$ 9.97	$ 9.12	$ 8.66	$ 10.61

Income From Investment Operations
Net investment income(a)(b)	.32	.24	.23	.26	.16	.21
Net realized and unrealized gain (loss) on investment transactions	.76	.66	.28	.87	.47	(1.67)

Net increase (decrease) in net asset value from operations	1.08	.90	.51	1.13	.63	(1.46)

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.24)	(.24)	(.28)	(.17)	(.21)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.28)

Total dividends and distributions	(.32)	(.24)	(.24)	(.28)	(.17)	(.49)

Net asset value, end of period	$ 11.66	$ 10.90	$ 10.24	$ 9.97	$ 9.12	$ 8.66

Total Return
Total investment return based on net asset value(c)	10.05%	8.89%	5.35%	12.39%	7.27%	(12.79)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,947	$57,414	$86,772	$110,593	$110,450	$101,850
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%^	.89%	.89%	.88	%+	.90	%+	.89%
Expenses, before waivers/reimbursements(d)	1.27	%^	1.22%	1.17%	1.16	%+	1.17	%+	1.19%
Net investment income(b)	5.51	%^	2.24%	2.29%	2.53	%+	1.67	%+	2.75%
Portfolio turnover rate	9%	9%	17%	16%	38%	16%

See footnote summary on page 234.

176	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2015 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.88	$ 10.24	$ 9.98	$ 9.14	$ 8.69	$ 10.66

Income From Investment Operations
Net investment income(a)(b)	.32	.22	.25	.29	.19	.24
Net realized and unrealized gain (loss) on investment transactions	.78	.70	.29	.87	.46	(1.69)

Net increase (decrease) in net asset value from operations	1.10	.92	.54	1.16	.65	(1.45)

Less: Dividends and Distributions
Dividends from net investment income	(.38)	(.28)	(.28)	(.32)	(.20)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.28)

Total dividends and distributions	(.38)	(.28)	(.28)	(.32)	(.20)	(.52)

Net asset value, end of period	$ 11.60	$ 10.88	$ 10.24	$ 9.98	$ 9.14	$ 8.69

Total Return
Total investment return based on net asset value(c)	10.22%	9.15%	5.64%	12.69%	7.47%	(12.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,828	$10,192	$13,805	$43,280	$32,261	$40,164
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%^	.64%	.64%	.63	%+	.65	%+	.64%
Expenses, before waivers/reimbursements(d)	.84	%^	.80%	.80%	.82	%+	.78	%+	.83%
Net investment income(b)	5.68	%^	2.04%	2.49%	2.84	%+	2.00	%+	3.13%
Portfolio turnover rate	9%	9%	17%	16%	38%	16%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2020 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.80	$ 9.97	$ 9.70	$ 8.82	$ 8.42	$ 10.57

Income From Investment Operations
Net investment income(a)(b)	.32	.18	.18	.25	.14	.18
Net realized and unrealized gain (loss) on investment transactions	.84	.85	.30	.88	.42	(1.83)

Net increase (decrease) in net asset value from operations	1.16	1.03	.48	1.13	.56	(1.65)

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.20)	(.21)	(.25)	(.16)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.30)

Total dividends and distributions	(.32)	(.20)	(.21)	(.25)	(.16)	(.50)

Net asset value, end of period	$ 11.64	$ 10.80	$ 9.97	$ 9.70	$ 8.82	$ 8.42

Total Return
Total investment return based on net asset value(c)	10.86%	10.48%	5.15%	12.75%	6.66%	(14.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,483	$45,083	$72,537	$89,111	$108,557	$117,976
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.98	%^	.98%	.98%	.97	%+	.99	%+	.98%
Expenses, before waivers/reimbursements(d)	1.15	%^	1.24%	1.12%	1.08	%+	1.14	%+	1.18%
Net investment income(b)	5.55	%^	1.74%	1.86%	2.43	%+	1.58	%+	2.41%
Portfolio turnover rate	9%	9%	17%	14%	38%	8%

See footnote summary on page 234.

178	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2020 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.67	$ 9.86	$ 9.58	$ 8.72	$ 8.34	$ 10.45

Income From Investment Operations
Net investment income(a)(b)	.27	.10	.11	.17	.08	.13
Net realized and unrealized gain (loss) on investment transactions	.84	.84	.31	.87	.41	(1.81)

Net increase (decrease) in net asset value from operations	1.11	.94	.42	1.04	.49	(1.68)

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.13)	(.14)	(.18)	(.11)	(.13)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.30)

Total dividends and distributions	(.23)	(.13)	(.14)	(.18)	(.11)	(.43)

Net asset value, end of period	$ 11.55	$ 10.67	$ 9.86	$ 9.58	$ 8.72	$ 8.34

Total Return
Total investment return based on net asset value(c)	10.54%	9.66%	4.49%	11.88%	5.85%	(15.19)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,536	$1,521	$1,684	$1,928	$2,093	$2,404
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%^	1.68%	1.68%	1.67	%+	1.69	%+	1.68%
Expenses, before waivers/reimbursements(d)	1.87	%^	1.97%	1.86%	1.81	%+	1.88	%+	1.92%
Net investment income(b)	4.81	%^	.96%	1.13%	1.70	%+	.91	%+	1.82%
Portfolio turnover rate	9%	9%	17%	14%	38%	8%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2020 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.68	$ 9.87	$ 9.60	$ 8.73	$ 8.35	$ 10.46

Income From Investment Operations
Net investment income(a)(b)	.27	.09	.10	.16	.07	.13
Net realized and unrealized gain (loss) on investment transactions	.84	.86	.31	.89	.42	(1.81)

Net increase (decrease) in net asset value from operations	1.11	.95	.41	1.05	.49	(1.68)

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.14)	(.14)	(.18)	(.11)	(.13)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.30)

Total dividends and distributions	(.24)	(.14)	(.14)	(.18)	(.11)	(.43)

Net asset value, end of period	$ 11.55	$ 10.68	$ 9.87	$ 9.60	$ 8.73	$ 8.35

Total Return
Total investment return based on net asset value(c)	10.53%	9.66%	4.41%	11.99%	5.84%	(15.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,459	$6,055	$5,405	$6,326	$5,196	$4,224
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%^	1.68%	1.68%	1.67	%+	1.69	%+	1.68%
Expenses, before waivers/reimbursements(d)	1.86	%^	1.97%	1.85%	1.81	%+	1.87	%+	1.91%
Net investment income(b)	4.80	%^	.84%	1.04%	1.60	%+	.81	%+	1.78%
Portfolio turnover rate	9%	9%	17%	14%	38%	8%

See footnote summary on page 234.

180	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2020 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.85	$ 10.03	$ 9.77	$ 8.88	$ 8.48	$ 10.64

Income From Investment Operations
Net investment income(a)(b)	.33	.20	.23	.26	.17	.20
Net realized and unrealized gain (loss) on investment transactions	.86	.86	.28	.91	.42	(1.84)

Net increase (decrease) in net asset value from operations	1.19	1.06	.51	1.17	.59	(1.64)

Less: Dividends and Distributions
Dividends from net investment income	(.36)	(.24)	(.25)	(.28)	(.19)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.30)

Total dividends and distributions	(.36)	(.24)	(.25)	(.28)	(.19)	(.52)

Net asset value, end of period	$ 11.68	$ 10.85	$ 10.03	$ 9.77	$ 8.88	$ 8.48

Total Return
Total investment return based on net asset value(c)	11.08%	10.75%	5.38%	13.09%	6.91%	(14.33)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,544	$4,963	$4,806	$12,351	$14,256	$11,243
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%^	.68%	.68%	.67	%+	.69	%+	.68%
Expenses, before waivers/reimbursements(d)	.85	%^	.95%	.82%	.78	%+	.84	%+	.88%
Net investment income(b)	5.76	%^	1.88%	2.35%	2.60	%+	1.83	%+	2.69%
Portfolio turnover rate	9%	9%	17%	14%	38%	8%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2020 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.79	$ 9.96	$ 9.67	$ 8.79	$ 8.40	$ 10.52

Income From Investment Operations
Net investment income(a)(b)	.29	.16	.16	.22	.12	.16
Net realized and unrealized gain (loss) on investment transactions	.87	.84	.30	.89	.42	(1.81)

Net increase (decrease) in net asset value from operations	1.16	1.00	.46	1.11	.54	(1.65)

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.17)	(.17)	(.23)	(.15)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.30)

Total dividends and distributions	(.27)	(.17)	(.17)	(.23)	(.15)	(.47)

Net asset value, end of period	$ 11.68	$ 10.79	$ 9.96	$ 9.67	$ 8.79	$ 8.40

Total Return
Total investment return based on net asset value(c)	10.90%	10.18%	4.92%	12.55%	6.35%	(14.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,338	$29,764	$38,244	$43,784	$46,261	$36,531
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.18	%^	1.18%	1.18%	1.17	%+	1.19	%+	1.18%
Expenses, before waivers/reimbursements(d)	1.50	%^	1.48%	1.46%	1.43	%+	1.45	%+	1.48%
Net investment income(b)	5.08	%^	1.56%	1.64%	2.15	%+	1.35	%+	2.17%
Portfolio turnover rate	9%	9%	17%	14%	38%	8%

See footnote summary on page 234.

182	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2020 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.85	$ 10.01	$ 9.73	$ 8.85	$ 8.45	$ 10.59

Income From Investment Operations
Net investment income(a)(b)	.32	.21	.20	.25	.14	.18
Net realized and unrealized gain (loss) on investment transactions	.86	.83	.29	.88	.43	(1.83)

Net increase (decrease) in net asset value from operations	1.18	1.04	.49	1.13	.57	(1.65)

Less: Dividends and Distributions
Dividends from net investment income	(.33)	(.20)	(.21)	(.25)	(.17)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.30)

Total dividends and distributions	(.33)	(.20)	(.21)	(.25)	(.17)	(.49)

Net asset value, end of period	$ 11.70	$ 10.85	$ 10.01	$ 9.73	$ 8.85	$ 8.45

Total Return
Total investment return based on net asset value(c)	10.99%	10.51%	5.24%	12.76%	6.68%	(14.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$96,404	$91,466	$128,651	$183,105	$175,828	$148,184
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.93	%^	.93%	.93%	.92	%+	.94	%+	.93%
Expenses, before waivers/reimbursements(d)	1.19	%^	1.18%	1.14%	1.12	%+	1.15	%+	1.16%
Net investment income(b)	5.55	%^	1.99%	2.04%	2.44	%+	1.59	%+	2.43%
Portfolio turnover rate	9%	9%	17%	14%	38%	8%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2020 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.84	$ 10.02	$ 9.76	$ 8.87	$ 8.48	$ 10.63

Income From Investment Operations
Net investment income(a)(b)	.33	.20	.18	.24	.18	.20
Net realized and unrealized gain (loss) on investment transactions	.85	.87	.33	.93	.40	(1.83)

Net increase (decrease) in net asset value from operations	1.18	1.07	.51	1.17	.58	(1.63)

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.25)	(.25)	(.28)	(.19)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.30)

Total dividends and distributions	(.37)	(.25)	(.25)	(.28)	(.19)	(.52)

Net asset value, end of period	$ 11.65	$ 10.84	$ 10.02	$ 9.76	$ 8.87	$ 8.48

Total Return
Total investment return based on net asset value(c)	11.04%	10.87%	5.42%	13.14%	6.85%	(14.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,698	$31,229	$29,126	$24,065	$21,749	$32,190
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%^	.68%	.68%	.67	%+	.69	%+	.68%
Expenses, before waivers/reimbursements(d)	.83	%^	.83%	.76%	.79	%+	.81	%+	.84%
Net investment income(b)	5.78	%^	1.89%	1.87%	2.39	%+	1.96	%+	2.74%
Portfolio turnover rate	9%	9%	17%	14%	38%	8%

See footnote summary on page 234.

184	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2025 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.05	$ 10.00	$ 9.68	$ 8.78	$ 8.45	$ 10.79

Income From Investment Operations
Net investment income(a)(b)	.33	.15	.15	.23	.14	.16
Net realized and unrealized gain (loss) on investment transactions	.97	1.07	.36	.91	.34	(2.01)

Net increase (decrease) in net asset value from operations	1.30	1.22	.51	1.14	.48	(1.85)

Less: Dividends and Distributions
Dividends from net investment income	(.33)	(.17)	(.19)	(.24)	(.15)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.32)

Total dividends and distributions	(.33)	(.17)	(.19)	(.24)	(.15)	(.49)

Net asset value, end of period	$ 12.02	$ 11.05	$ 10.00	$ 9.68	$ 8.78	$ 8.45

Total Return
Total investment return based on net asset value(c)	11.88%	12.38%	5.39%	12.90%	5.69%	(16.07)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,842	$44,347	$65,745	$91,511	$109,018	$107,068
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%^	1.00%	1.00%	.99	%+	1.01	%+	1.00%
Expenses, before waivers/reimbursements(d)	1.17	%^	1.25%	1.13%	1.12	%+	1.21	%+	1.29%
Net investment income(b)	5.52	%^	1.44%	1.58%	2.31	%+	1.52	%+	2.13%
Portfolio turnover rate	8%	12%	19%	14%	34%	9%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2025 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.90	$ 9.87	$ 9.55	$ 8.66	$ 8.35	$ 10.65

Income From Investment Operations
Net investment income(a)(b)	.28	.08	.08	.16	.08	.11
Net realized and unrealized gain (loss) on investment transactions	.96	1.06	.35	.91	.33	(1.99)

Net increase (decrease) in net asset value from operations	1.24	1.14	.43	1.07	.41	(1.88)

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.11)	(.11)	(.18)	(.10)	(.10)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.32)

Total dividends and distributions	(.26)	(.11)	(.11)	(.18)	(.10)	(.42)

Net asset value, end of period	$ 11.88	$ 10.90	$ 9.87	$ 9.55	$ 8.66	$ 8.35

Total Return
Total investment return based on net asset value(c)	11.49%	11.66%	4.64%	12.24%	4.86%	(16.69)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,381	$1,198	$1,172	$1,254	$1,239	$1,403
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.70%	1.70%	1.69	%+	1.71	%+	1.70%
Expenses, before waivers/reimbursements(d)	1.88	%^	1.99%	1.87%	1.87	%+	1.96	%+	2.05%
Net investment income(b)	4.84	%^	.72%	.81%	1.60	%+	.83	%+	1.52%
Portfolio turnover rate	8%	12%	19%	14%	34%	9%

See footnote summary on page 234.

186	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2025 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.89	$ 9.87	$ 9.56	$ 8.67	$ 8.36	$ 10.65

Income From Investment Operations
Net investment income(a)(b)	.28	.07	.07	.15	.07	.10
Net realized and unrealized gain (loss) on investment transactions	.95	1.07	.36	.92	.34	(1.97)

Net increase (decrease) in net asset value from operations	1.23	1.14	.43	1.07	.41	(1.87)

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.12)	(.12)	(.18)	(.10)	(.10)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.32)

Total dividends and distributions	(.26)	(.12)	(.12)	(.18)	(.10)	(.42)

Net asset value, end of period	$ 11.86	$ 10.89	$ 9.87	$ 9.56	$ 8.67	$ 8.36

Total Return
Total investment return based on net asset value(c)	11.35%	11.64%	4.59%	12.22%	4.85%	(16.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,119	$4,730	$4,254	$3,758	$3,367	$2,937
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.70%	1.70%	1.69	%+	1.71	%+	1.70%
Expenses, before waivers/reimbursements(d)	1.88	%^	1.98%	1.87%	1.88	%+	1.94	%+	2.03%
Net investment income(b)	4.80	%^	.64%	.72%	1.51	%+	.80	%+	1.42%
Portfolio turnover rate	8%	12%	19%	14%	34%	9%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2025 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.10	$ 10.05	$ 9.74	$ 8.83	$ 8.49	$ 10.85

Income From Investment Operations
Net investment income(a)(b)	.34	.17	.21	.25	.16	.18
Net realized and unrealized gain (loss) on investment transactions	.98	1.09	.32	.93	.36	(2.02)

Net increase (decrease) in net asset value from operations	1.32	1.26	.53	1.18	.52	(1.84)

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.21)	(.22)	(.27)	(.18)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.32)

Total dividends and distributions	(.37)	(.21)	(.22)	(.27)	(.18)	(.52)

Net asset value, end of period	$ 12.05	$ 11.10	$ 10.05	$ 9.74	$ 8.83	$ 8.49

Total Return
Total investment return based on net asset value(c)	12.03%	12.75%	5.61%	13.27%	6.05%	(15.87)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,119	$3,589	$3,239	$9,124	$11,879	$9,659
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.70%	.70%	.69	%+	.71	%+	.70%
Expenses, before waivers/reimbursements(d)	.87	%^	.97%	.83%	.83	%+	.91	%+	.99%
Net investment income(b)	5.75	%^	1.62%	2.10%	2.48	%+	1.79	%+	2.40%
Portfolio turnover rate	8%	12%	19%	14%	34%	9%

See footnote summary on page 234.

188	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2025 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.07	$ 10.01	$ 9.68	$ 8.76	$ 8.44	$ 10.77

Income From Investment Operations
Net investment income(a)(b)	.30	.14	.13	.21	.12	.14
Net realized and unrealized gain (loss) on investment transactions	.99	1.07	.35	.92	.34	(2.00)

Net increase (decrease) in net asset value from operations	1.29	1.21	.48	1.13	.46	(1.86)

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.15)	(.15)	(.21)	(.14)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.32)

Total dividends and distributions	(.29)	(.15)	(.15)	(.21)	(.14)	(.47)

Net asset value, end of period	$ 12.07	$ 11.07	$ 10.01	$ 9.68	$ 8.76	$ 8.44

Total Return
Total investment return based on net asset value(c)	11.76%	12.19%	5.07%	12.87%	5.41%	(16.25)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,768	$26,513	$33,543	$41,027	$43,554	$32,469
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%^	1.20%	1.20%	1.19	%+	1.21	%+	1.20%
Expenses, before waivers/reimbursements(d)	1.51	%^	1.48%	1.47%	1.47	%+	1.53	%+	1.55%
Net investment income(b)	5.16	%^	1.28%	1.36%	2.05	%+	1.29	%+	1.89%
Portfolio turnover rate	8%	12%	19%	14%	34%	9%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2025 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.09	$ 10.03	$ 9.71	$ 8.80	$ 8.47	$ 10.81

Income From Investment Operations
Net investment income(a)(b)	.33	.17	.16	.23	.14	.17
Net realized and unrealized gain (loss) on investment transactions	.97	1.07	.35	.93	.35	(2.02)

Net increase (decrease) in net asset value from operations	1.30	1.24	.51	1.16	.49	(1.85)

Less: Dividends and Distributions
Dividends from net investment income	(.34)	(.18)	(.19)	(.25)	(.16)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.32)

Total dividends and distributions	(.34)	(.18)	(.19)	(.25)	(.16)	(.49)

Net asset value, end of period	$ 12.05	$ 11.09	$ 10.03	$ 9.71	$ 8.80	$ 8.47

Total Return
Total investment return based on net asset value(c)	11.84%	12.48%	5.43%	13.05%	5.72%	(16.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,765	$91,975	$118,522	$137,594	$120,931	$110,551
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95	%^	.95%	.95%	.94	%+	.96	%+	.95%
Expenses, before waivers/reimbursements(d)	1.20	%^	1.18%	1.16%	1.14	%+	1.22	%+	1.24%
Net investment income(b)	5.55	%^	1.61%	1.61%	2.26	%+	1.56	%+	2.24%
Portfolio turnover rate	8%	12%	19%	14%	34%	9%

See footnote summary on page 234.

190	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2025 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.09	$ 10.05	$ 9.74	$ 8.83	$ 8.50	$ 10.85

Income From Investment Operations
Net investment income(a)(b)	.34	.17	.15	.26	.18	.18
Net realized and unrealized gain (loss) on investment transactions	.98	1.09	.39	.92	.33	(2.02)

Net increase (decrease) in net asset value from operations	1.32	1.26	.54	1.18	.51	(1.84)

Less: Dividends and Distributions
Dividends from net investment income	(.38)	(.22)	(.23)	(.27)	(.18)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.32)

Total dividends and distributions	(.38)	(.22)	(.23)	(.27)	(.18)	(.51)

Net asset value, end of period	$ 12.03	$ 11.09	$ 10.05	$ 9.74	$ 8.83	$ 8.50

Total Return
Total investment return based on net asset value(c)	12.04%	12.74%	5.70%	13.27%	5.98%	(15.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,285	$17,938	$16,305	$13,870	$17,678	$24,725
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.70%	.70%	.69	%+	.71	%+	.70%
Expenses, before waivers/reimbursements(d)	.87	%^	.86%	.79%	.83	%+	.89	%+	.92%
Net investment income(b)	5.72	%^	1.58%	1.54%	2.53	%+	1.91	%+	2.45%
Portfolio turnover rate	8%	12%	19%	14%	34%	9%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2030 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.12	$ 9.87	$ 9.53	$ 8.59	$ 8.35	$ 10.69

Income From Investment Operations
Net investment income(a)(b)	.31	.13	.13	.20	.12	.14
Net realized and unrealized gain (loss) on investment transactions	1.11	1.26	.37	.94	.25	(2.05)

Net increase (decrease) in net asset value from operations	1.42	1.39	.50	1.14	.37	(1.91)

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.14)	(.16)	(.20)	(.13)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.29)

Total dividends and distributions	(.32)	(.14)	(.16)	(.20)	(.13)	(.43)

Net asset value, end of period	$ 12.22	$ 11.12	$ 9.87	$ 9.53	$ 8.59	$ 8.35

Total Return
Total investment return based on net asset value(c)	12.85%	14.23%	5.44%	13.15%	4.42%	(16.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,778	$44,321	$59,593	$74,095	$88,919	$89,797
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%^	1.02%	1.02%	1.02	%+	1.03	%+	1.02%
Expenses, before waivers/reimbursements(d)	1.23	%^	1.29%	1.28%	1.19	%+	1.25	%+	1.33%
Net investment income(b)	5.25	%^	1.21%	1.34%	1.99	%+	1.31	%+	1.88%
Portfolio turnover rate	11%	11%	22%	12%	30%	6%

See footnote summary on page 234.

192	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2030 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.98	$ 9.75	$ 9.40	$ 8.47	$ 8.25	$ 10.55

Income From Investment Operations
Net investment income(a)(b)	.27	.04	.06	.12	.06	.09
Net realized and unrealized gain (loss) on investment transactions	1.09	1.26	.37	.94	.24	(2.02)

Net increase (decrease) in net asset value from operations	1.36	1.30	.43	1.06	.30	(1.93)

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.07)	(.08)	(.13)	(.08)	(.08)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.29)

Total dividends and distributions	(.20)	(.07)	(.08)	(.13)	(.08)	(.37)

Net asset value, end of period	$ 12.14	$ 10.98	$ 9.75	$ 9.40	$ 8.47	$ 8.25

Total Return
Total investment return based on net asset value(c)	12.48%	13.42%	4.70%	12.41%	3.65%	(17.49)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,161	$1,068	$960	$1,141	$1,145	$1,433
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.72%	1.72	%+	1.73	%+	1.72%
Expenses, before waivers/reimbursements(d)	1.95	%^	2.03%	2.03%	1.93	%+	2.00	%+	2.09%
Net investment income(b)	4.58	%^	.41%	.62%	1.23	%+	.63	%+	1.27%
Portfolio turnover rate	11%	11%	22%	12%	30%	6%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2030 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 10.97	$ 9.75	$ 9.40	$ 8.47	$ 8.25	$ 10.56

Income From Investment Operations
Net investment income(a)(b)	.28	.04	.05	.13	.05	.08
Net realized and unrealized gain (loss) on investment transactions	1.07	1.27	.39	.93	.25	(2.02)

Net increase (decrease) in net asset value from operations	1.35	1.31	.44	1.06	.30	(1.94)

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.09)	(.09)	(.13)	(.08)	(.08)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.29)

Total dividends and distributions	(.19)	(.09)	(.09)	(.13)	(.08)	(.37)

Net asset value, end of period	$ 12.13	$ 10.97	$ 9.75	$ 9.40	$ 8.47	$ 8.25

Total Return
Total investment return based on net asset value(c)	12.39%	13.46%	4.74%	12.41%	3.65%	(17.57)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,763	$5,396	$4,832	$4,428	$4,475	$4,270
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.72%	1.72	%+	1.73	%+	1.72%
Expenses, before waivers/reimbursements(d)	1.94	%^	2.01%	2.03%	1.94	%+	1.99	%+	2.07%
Net investment income(b)	4.69	%^	.42%	.50%	1.28	%+	.60	%+	1.14%
Portfolio turnover rate	11%	11%	22%	12%	30%	6%

See footnote summary on page 234.

194	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2030 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.18	$ 9.93	$ 9.59	$ 8.64	$ 8.40	$ 10.76

Income From Investment Operations
Net investment income(a)(b)	.34	.14	.18	.21	.14	.16
Net realized and unrealized gain (loss) on investment transactions	1.09	1.29	.35	.96	.26	(2.06)

Net increase (decrease) in net asset value from operations	1.43	1.43	.53	1.17	.40	(1.90)

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.18)	(.19)	(.22)	(.16)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.29)

Total dividends and distributions	(.37)	(.18)	(.19)	(.22)	(.16)	(.46)

Net asset value, end of period	$ 12.24	$ 11.18	$ 9.93	$ 9.59	$ 8.64	$ 8.40

Total Return
Total investment return based on net asset value(c)	12.97%	14.56%	5.78%	13.51%	4.68%	(16.71)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,155	$3,832	$2,996	$7,280	$10,226	$7,365
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.72%	.72	%+	.73	%+	.72%
Expenses, before waivers/reimbursements(d)	.93	%^	1.00%	.96%	.89	%+	.96	%+	1.03%
Net investment income(b)	5.64	%^	1.33%	1.85%	2.14	%+	1.56	%+	2.16%
Portfolio turnover rate	11%	11%	22%	12%	30%	6%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2030 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.11	$ 9.86	$ 9.51	$ 8.57	$ 8.33	$ 10.66

Income From Investment Operations
Net investment income(a)(b)	.29	.11	.11	.17	.10	.12
Net realized and unrealized gain (loss) on investment transactions	1.11	1.26	.37	.95	.26	(2.04)

Net increase (decrease) in net asset value from operations	1.40	1.37	.48	1.12	.36	(1.92)

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.12)	(.13)	(.18)	(.12)	(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.29)

Total dividends and distributions	(.25)	(.12)	(.13)	(.18)	(.12)	(.41)

Net asset value, end of period	$ 12.26	$ 11.11	$ 9.86	$ 9.51	$ 8.57	$ 8.33

Total Return
Total investment return based on net asset value(c)	12.70%	14.01%	5.17%	13.00%	4.23%	(17.15)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,350	$28,241	$34,877	$40,174	$37,223	$32,551
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%^	1.22%	1.22%	1.22	%+	1.23	%+	1.22%
Expenses, before waivers/reimbursements(d)	1.57	%^	1.56%	1.53%	1.51	%+	1.53	%+	1.58%
Net investment income(b)	4.93	%^	1.03%	1.11%	1.72	%+	1.08	%+	1.64%
Portfolio turnover rate	11%	11%	22%	12%	30%	6%

See footnote summary on page 234.

196	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2030 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.13	$ 9.88	$ 9.54	$ 8.60	$ 8.36	$ 10.70

Income From Investment Operations
Net investment income(a)(b)	.31	.15	.14	.20	.12	.14
Net realized and unrealized gain (loss) on investment transactions	1.11	1.25	.36	.95	.26	(2.05)

Net increase (decrease) in net asset value from operations	1.42	1.40	.50	1.15	.38	(1.91)

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.15)	(.16)	(.21)	(.14)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.29)

Total dividends and distributions	(.32)	(.15)	(.16)	(.21)	(.14)	(.43)

Net asset value, end of period	$ 12.23	$ 11.13	$ 9.88	$ 9.54	$ 8.60	$ 8.36

Total Return
Total investment return based on net asset value(c)	12.86%	14.29%	5.46%	13.25%	4.51%	(16.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,595	$73,628	$90,629	$117,596	$114,731	$100,789
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%^	.97%	.97%	.97	%+	.98	%+	.97%
Expenses, before waivers/reimbursements(d)	1.26	%^	1.26%	1.22%	1.21	%+	1.22	%+	1.27%
Net investment income(b)	5.21	%^	1.37%	1.46%	1.99	%+	1.34	%+	1.93%
Portfolio turnover rate	11%	11%	22%	12%	30%	6%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2030 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.13	$ 9.89	$ 9.57	$ 8.62	$ 8.38	$ 10.74

Income From Investment Operations
Net investment income(a)(b)	.32	.15	.13	.22	.15	.16
Net realized and unrealized gain (loss) on investment transactions	1.11	1.28	.39	.96	.26	(2.06)

Net increase (decrease) in net asset value from operations	1.43	1.43	.52	1.18	.41	(1.90)

Less: Dividends and Distributions
Dividends from net investment income	(.38)	(.19)	(.20)	(.23)	(.17)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.29)

Total dividends and distributions	(.38)	(.19)	(.20)	(.23)	(.17)	(.46)

Net asset value, end of period	$ 12.18	$ 11.13	$ 9.89	$ 9.57	$ 8.62	$ 8.38

Total Return
Total investment return based on net asset value(c)	12.98%	14.69%	5.63%	13.59%	4.78%	(16.75)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,031	$17,539	$16,847	$14,167	$13,897	$17,822
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.72%	.72	%+	.73	%+	.72%
Expenses, before waivers/reimbursements(d)	.93	%^	.93%	.86%	.89	%+	.90	%+	.94%
Net investment income(b)	5.47	%^	1.36%	1.37%	2.18	%+	1.67	%+	2.19%
Portfolio turnover rate	11%	11%	22%	12%	30%	6%

See footnote summary on page 234.

198	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.24	$ 9.81	$ 9.45	$ 8.47	$ 8.31	$ 10.71

Income From Investment Operations
Net investment income(a)(b)	.29	.10	.10	.16	.09	.11
Net realized and unrealized gain (loss) on investment transactions	1.20	1.43	.39	.97	.18	(2.11)

Net increase (decrease) in net asset value from operations	1.49	1.53	.49	1.13	.27	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.10)	(.13)	(.15)	(.08)	(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.28)

Total dividends and distributions	(.28)	(.10)	(.13)	(.15)	(.11)	(.40)

Net asset value, end of period	$ 12.45	$ 11.24	$ 9.81	$ 9.45	$ 8.47	$ 8.31

Total Return
Total investment return based on net asset value(c)	13.34%	15.71%	5.36%	13.29%	3.14%	(17.83)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,622	$29,513	$38,155	$51,488	$62,369	$63,738
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%^	1.02%	1.02%	1.02	%+	1.04	%+	1.02%
Expenses, before waivers/reimbursements(d)	1.31	%^	1.34%	1.37%	1.24	%+	1.33	%+	1.43%
Net investment income(b)	4.79	%^	.91%	1.09%	1.62	%+	.96	%+	1.57%
Portfolio turnover rate	9%	13%	24%	14%	28%	4%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.11	$ 9.71	$ 9.34	$ 8.37	$ 8.23	$ 10.59

Income From Investment Operations
Net investment income(a)(b)	.23	.01	.03	.09	.02	.07
Net realized and unrealized gain (loss) on investment transactions	1.21	1.42	.41	.97	.17	(2.09)

Net increase (decrease) in net asset value from operations	1.44	1.43	.44	1.06	.19	(2.02)

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.03)	(.07)	(.09)	(.02)	(.06)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.28)

Total dividends and distributions	(.14)	(.03)	(.07)	(.09)	(.05)	(.34)

Net asset value, end of period	$ 12.41	$ 11.11	$ 9.71	$ 9.34	$ 8.37	$ 8.23

Total Return
Total investment return based on net asset value(c)	13.03%	14.80%	4.76%	12.59%	2.33%	(18.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$795	$800	$724	$810	$822	$960
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.72%	1.72	%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	2.03	%^	2.07%	2.12%	1.98	%+	2.07	%+	2.19%
Net investment income(b)	3.95	%^	.12%	.36%	.88	%+	.27	%+	.99%
Portfolio turnover rate	9%	13%	24%	14%	28%	4%

See footnote summary on page 234.

200	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.09	$ 9.71	$ 9.34	$ 8.38	$ 8.23	$ 10.59

Income From Investment Operations
Net investment income(a)(b)	.23	.02	.03	.09	.02	.06
Net realized and unrealized gain (loss) on investment transactions	1.20	1.42	.40	.96	.18	(2.08)

Net increase (decrease) in net asset value from operations	1.43	1.44	.43	1.05	.20	(2.02)

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.06)	(.06)	(.09)	(.02)	(.06)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.28)

Total dividends and distributions	(.14)	(.06)	(.06)	(.09)	(.05)	(.34)

Net asset value, end of period	$ 12.38	$ 11.09	$ 9.71	$ 9.34	$ 8.38	$ 8.23

Total Return
Total investment return based on net asset value(c)	12.97%	14.86%	4.67%	12.46%	2.45%	(18.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,689	$3,562	$3,015	$2,746	$2,684	$2,158
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.72%	1.72	%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	2.02	%^	2.06%	2.13%	2.00	%+	2.07	%+	2.17%
Net investment income(b)	3.87	%^	.15%	.30%	.89	%+	.21	%+	.90%
Portfolio turnover rate	9%	13%	24%	14%	28%	4%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.28	$ 9.86	$ 9.50	$ 8.52	$ 8.35	$ 10.77

Income From Investment Operations
Net investment income(a)(b)	.31	.12	.14	.18	.11	.13
Net realized and unrealized gain (loss) on investment transactions	1.20	1.44	.39	.98	.19	(2.13)

Net increase (decrease) in net asset value from operations	1.51	1.56	.53	1.16	.30	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.33)	(.14)	(.17)	(.18)	(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.28)

Total dividends and distributions	(.33)	(.14)	(.17)	(.18)	(.13)	(.42)

Net asset value, end of period	$ 12.46	$ 11.28	$ 9.86	$ 9.50	$ 8.52	$ 8.35

Total Return
Total investment return based on net asset value(c)	13.55%	16.02%	5.76%	13.55%	3.50%	(17.65)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,968	$4,214	$3,835	$6,148	$7,819	$5,872
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.72%	.72	%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	1.01	%^	1.04%	1.07%	.95	%+	1.03	%+	1.13%
Net investment income(b)	5.07	%^	1.13%	1.44%	1.79	%+	1.23	%+	1.82%
Portfolio turnover rate	9%	13%	24%	14%	28%	4%

See footnote summary on page 234.

202	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.16	$ 9.76	$ 9.37	$ 8.41	$ 8.25	$ 10.64

Income From Investment Operations
Net investment income(a)(b)	.27	.08	.08	.14	.06	.10
Net realized and unrealized gain (loss) on investment transactions	1.20	1.41	.40	.96	.19	(2.10)

Net increase (decrease) in net asset value from operations	1.47	1.49	.48	1.10	.25	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.09)	(.09)	(.14)	(.06)	(.11)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.28)

Total dividends and distributions	(.21)	(.09)	(.09)	(.14)	(.09)	(.39)

Net asset value, end of period	$ 12.42	$ 11.16	$ 9.76	$ 9.37	$ 8.41	$ 8.25

Total Return
Total investment return based on net asset value(c)	13.27%	15.38%	5.25%	13.02%	2.98%	(18.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,776	$17,474	$21,448	$25,612	$24,873	$21,675
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%^	1.22%	1.22%	1.22	%+	1.24	%+	1.22%
Expenses, before waivers/reimbursements(d)	1.61	%^	1.62%	1.59%	1.56	%+	1.60	%+	1.65%
Net investment income(b)	4.50	%^	.78%	.88%	1.35	%+	.73	%+	1.36%
Portfolio turnover rate	9%	13%	24%	14%	28%	4%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.21	$ 9.81	$ 9.44	$ 8.47	$ 8.32	$ 10.70

Income From Investment Operations
Net investment income(a)(b)	.29	.11	.11	.16	.09	.12
Net realized and unrealized gain (loss) on investment transactions	1.21	1.41	.40	.98	.17	(2.10)

Net increase (decrease) in net asset value from operations	1.50	1.52	.51	1.14	.26	(1.98)

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.12)	(.14)	(.17)	(.08)	(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.28)

Total dividends and distributions	(.28)	(.12)	(.14)	(.17)	(.11)	(.40)

Net asset value, end of period	$ 12.43	$ 11.21	$ 9.81	$ 9.44	$ 8.47	$ 8.32

Total Return
Total investment return based on net asset value(c)	13.50%	15.66%	5.52%	13.36%	3.07%	(17.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,463	$61,121	$69,370	$83,579	$72,858	$64,028
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%^	.97%	.97%	.97	%+	.99	%+	.97%
Expenses, before waivers/reimbursements(d)	1.31	%^	1.31%	1.26%	1.25	%+	1.29	%+	1.35%
Net investment income(b)	4.84	%^	1.04%	1.19%	1.59	%+	.99	%+	1.65%
Portfolio turnover rate	9%	13%	24%	14%	28%	4%

See footnote summary on page 234.

204	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.22	$ 9.83	$ 9.47	$ 8.50	$ 8.34	$ 10.75

Income From Investment Operations
Net investment income(a)(b)	.30	.12	.10	.18	.12	.14
Net realized and unrealized gain (loss) on investment transactions	1.21	1.44	.43	.98	.18	(2.12)

Net increase (decrease) in net asset value from operations	1.51	1.56	.53	1.16	.30	(1.98)

Less: Dividends and Distributions
Dividends from net investment income	(.34)	(.17)	(.17)	(.19)	(.11)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.28)

Total dividends and distributions	(.34)	(.17)	(.17)	(.19)	(.14)	(.43)

Net asset value, end of period	$ 12.39	$ 11.22	$ 9.83	$ 9.47	$ 8.50	$ 8.34

Total Return
Total investment return based on net asset value(c)	13.60%	16.00%	5.80%	13.57%	3.48%	(17.57)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,211	$18,299	$15,817	$10,841	$9,598	$13,469
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.72%	.72	%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	.98	%^	.99%	.91%	.94	%+	.96	%+	1.02%
Net investment income(b)	5.00	%^	1.09%	1.03%	1.82	%+	1.32	%+	1.88%
Portfolio turnover rate	9%	13%	24%	14%	28%	4%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.58	$ 10.01	$ 9.62	$ 8.62	$ 8.49	$ 10.86

Income From Investment Operations
Net investment income(a)(b)	.28	.08	.10	.16	.09	.12
Net realized and unrealized gain (loss) on investment transactions	1.31	1.57	.42	.99	.14	(2.12)

Net increase (decrease) in net asset value from operations	1.59	1.65	.52	1.15	.23	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.08)	(.13)	(.15)	(.06)	(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	(.25)

Total dividends and distributions	(.25)	(.08)	(.13)	(.15)	(.10)	(.37)

Net asset value, end of period	$ 12.92	$ 11.58	$ 10.01	$ 9.62	$ 8.62	$ 8.49

Total Return
Total investment return based on net asset value(c)	13.84%	16.59%	5.52%	13.22%	2.71%	(17.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,259	$29,369	$35,232	$44,823	$52,836	$60,063
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%^	1.02%	1.03%	1.03	%+	1.04	%+	1.02%
Expenses, before waivers/reimbursements(d)	1.34	%^	1.41%	1.47%	1.27	%+	1.38	%+	1.51%
Net investment income(b)	4.48%	.70%	1.00%	1.54	%+	.99	%+	1.57%
Portfolio turnover rate	11%	13%	25%	12%	20%	5%

See footnote summary on page 234.

206	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.44	$ 9.89	$ 9.51	$ 8.52	$ 8.40	$ 10.75

Income From Investment Operations
Net investment income (loss)(a)(b)	.22	(.00	)(e)	.02	.08	.03	.07
Net realized and unrealized gain (loss) on investment transactions	1.31	1.57	.42	.99	.14	(2.11)

Net increase (decrease) in net asset value from operations	1.53	1.57	.44	1.07	.17	(2.04)

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.02)	(.06)	(.08)	(.01)	(.06)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	(.25)

Total dividends and distributions	(.11)	(.02)	(.06)	(.08)	(.05)	(.31)

Net asset value, end of period	$ 12.86	$ 11.44	$ 9.89	$ 9.51	$ 8.52	$ 8.40

Total Return
Total investment return based on net asset value(c)	13.43%	15.84%	4.68%	12.47%	2.04%	(18.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$895	$919	$843	$826	$829	$914
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.73%	1.73	%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	2.06	%^	2.13%	2.23%	2.01	%+	2.13	%+	2.27%
Net investment income (loss)(b)	3.64	%^	(.05)%	.21%	.79	%+	.29	%+	.95%
Portfolio turnover rate	11%	13%	25%	12%	20%	5%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.45	$ 9.92	$ 9.51	$ 8.52	$ 8.41	$ 10.75

Income From Investment Operations
Net investment income (loss)(a)(b)	.23	(.01)	.02	.08	.02	.06
Net realized and unrealized gain (loss) on investment transactions	1.30	1.57	.44	.99	.14	(2.09)

Net increase (decrease) in net asset value from operations	1.53	1.56	.46	1.07	.16	(2.03)

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.03)	(.05)	(.08)	(.01)	(.06)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	(.25)

Total dividends and distributions	(.12)	(.03)	(.05)	(.08)	(.05)	(.31)

Net asset value, end of period	$ 12.86	$ 11.45	$ 9.92	$ 9.51	$ 8.52	$ 8.41

Total Return
Total investment return based on net asset value(c)	13.45%	15.71%	4.85%	12.47%	1.92%	(18.21)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,408	$3,117	$2,519	$2,513	$2,743	$2,200
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.73%	1.73	%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	2.05	%^	2.13%	2.26%	2.06	%+	2.14	%+	2.28%
Net investment income (loss)(b)	3.68	%^	(.10)%	.25%	.81	%+	.22	%+	.86%
Portfolio turnover rate	11%	13%	25%	12%	20%	5%

See footnote summary on page 234.

208	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.64	$ 10.07	$ 9.69	$ 8.68	$ 8.54	$ 10.93

Income From Investment Operations
Net investment income(a)(b)	.29	.10	.13	.17	.11	.14
Net realized and unrealized gain (loss) on investment transactions	1.33	1.59	.41	1.02	.16	(2.14)

Net increase (decrease) in net asset value from operations	1.62	1.69	.54	1.19	.27	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.31)	(.12)	(.16)	(.18)	(.09)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	(.25)

Total dividends and distributions	(.31)	(.12)	(.16)	(.18)	(.13)	(.39)

Net asset value, end of period	$ 12.95	$ 11.64	$ 10.07	$ 9.69	$ 8.68	$ 8.54

Total Return
Total investment return based on net asset value(c)	14.04%	16.94%	5.82%	13.57%	3.09%	(17.51)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,992	$5,163	$4,398	$5,671	$7,788	$5,368
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.73%	.73	%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	1.04	%^	1.11%	1.17%	.98	%+	1.09	%+	1.21%
Net investment income(b)	4.64	%^	.90%	1.29%	1.69	%+	1.23	%+	1.82%
Portfolio turnover rate	11%	13%	25%	12%	20%	5%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.50	$ 9.96	$ 9.55	$ 8.56	$ 8.44	$ 10.79

Income From Investment Operations
Net investment income(a)(b)	.26	.06	.07	.13	.07	.10
Net realized and unrealized gain (loss) on investment transactions	1.31	1.56	.43	1.00	.14	(2.11)

Net increase (decrease) in net asset value from operations	1.57	1.62	.50	1.13	.21	(2.01)

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.08)	(.09)	(.14)	(.05)	(.09)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	(.25)

Total dividends and distributions	(.18)	(.08)	(.09)	(.14)	(.09)	(.34)

Net asset value, end of period	$ 12.89	$ 11.50	$ 9.96	$ 9.55	$ 8.56	$ 8.44

Total Return
Total investment return based on net asset value(c)	13.74%	16.32%	5.37%	13.08%	2.48%	(17.89)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,388	$19,264	$22,257	$24,351	$23,640	$20,975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%^	1.22%	1.23%	1.23	%+	1.24	%+	1.22%
Expenses, before waivers/reimbursements(d)	1.63	%^	1.64%	1.61%	1.59	%+	1.63	%+	1.70%
Net investment income(b)	4.14	%^	.51%	.76%	1.25	%+	.76	%+	1.31%
Portfolio turnover rate	11%	13%	25%	12%	20%	5%

See footnote summary on page 234.

210	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.52	$ 9.98	$ 9.59	$ 8.60	$ 8.48	$ 10.85

Income From Investment Operations
Net investment income(a)(b)	.28	.09	.11	.16	.09	.12
Net realized and unrealized gain (loss) on investment transactions	1.31	1.56	.41	.99	.15	(2.12)

Net increase (decrease) in net asset value from operations	1.59	1.65	.52	1.15	.24	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.11)	(.13)	(.16)	(.08)	(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	(.25)

Total dividends and distributions	(.26)	(.11)	(.13)	(.16)	(.12)	(.37)

Net asset value, end of period	$ 12.85	$ 11.52	$ 9.98	$ 9.59	$ 8.60	$ 8.48

Total Return
Total investment return based on net asset value(c)	13.93%	16.61%	5.59%	13.34%	2.74%	(17.73)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,990	$44,861	$47,774	$64,454	$60,471	$48,452
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%^	.97%	.98%	.98	%+	.99	%+	.97%
Expenses, before waivers/reimbursements(d)	1.32	%^	1.33%	1.28%	1.28	%+	1.30	%+	1.39%
Net investment income(b)	4.51	%^	.81%	1.15%	1.53	%+	.99	%+	1.60%
Portfolio turnover rate	11%	13%	25%	12%	20%	5%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.54	$ 10.01	$ 9.63	$ 8.63	$ 8.51	$ 10.90

Income From Investment Operations
Net investment income(a)(b)	.29	.10	.09	.18	.12	.14
Net realized and unrealized gain (loss) on investment transactions	1.31	1.58	.46	1.01	.14	(2.14)

Net increase (decrease) in net asset value from operations	1.60	1.68	.55	1.19	.26	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.15)	(.17)	(.19)	(.10)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	(.25)

Total dividends and distributions	(.32)	(.15)	(.17)	(.19)	(.14)	(.39)

Net asset value, end of period	$ 12.82	$ 11.54	$ 10.01	$ 9.63	$ 8.63	$ 8.51

Total Return
Total investment return based on net asset value(c)	14.01%	16.95%	5.86%	13.64%	2.99%	(17.52)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,201	$17,649	$14,718	$9,566	$9,287	$11,225
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.73%	.73	%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	.99	%^	1.01%	.93%	.96	%+	.99	%+	1.07%
Net investment income(b)	4.65	%^	.89%	.91%	1.72	%+	1.32	%+	1.87%
Portfolio turnover rate	11%	13%	25%	12%	20%	5%

See footnote summary on page 234.

212	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.38	$ 9.81	$ 9.41	$ 8.43	$ 8.38	$ 10.76

Income From Investment Operations
Net investment income(a)(b)	.25	.08	.10	.15	.09	.12
Net realized and unrealized gain (loss) on investment transactions	1.33	1.58	.43	.97	.11	(2.14)

Net increase (decrease) in net asset value from operations	1.58	1.66	.53	1.12	.20	(2.02)

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.09)	(.13)	(.14)	(.10)	(.11)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	(.25)

Total dividends and distributions	(.21)	(.09)	(.13)	(.14)	(.15)	(.36)

Net asset value, end of period	$ 12.75	$ 11.38	$ 9.81	$ 9.41	$ 8.43	$ 8.38

Total Return
Total investment return based on net asset value(c)	13.97%	16.99%	5.75%	13.15%	2.34%	(18.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,219	$20,590	$25,489	$36,465	$38,528	$37,782
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%^	1.02%	1.03%	1.03%	1.04	%+	1.02%
Expenses, before waivers/reimbursements(d)	1.45	%^	1.52%	1.53%	1.43%	1.56	%+	1.76%
Net investment income(b)	4.00	%^	.74%	1.03%	1.46%	1.01	%+	1.58%
Portfolio turnover rate	10%	16%	29%	17%	16%	6%
See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class B
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.22	$ 9.68	$ 9.28	$ 8.31	$ 8.27	$ 10.64

Income From Investment Operations
Net investment income(a)(b)	.21	.00	(e)	.02	.07	.03	.06
Net realized and unrealized gain (loss) on investment transactions	1.31	1.56	.44	.97	.11	(2.11)

Net increase (decrease) in net asset value from operations	1.52	1.56	.46	1.04	.14	(2.05)

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.02)	(.06)	(.07)	(.05)	(.07)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	(.25)

Total dividends and distributions	(.10)	(.02)	(.06)	(.07)	(.10)	(.32)

Net asset value, end of period	$ 12.64	$ 11.22	$ 9.68	$ 9.28	$ 8.31	$ 8.27

Total Return
Total investment return based on net asset value(c)	13.58%	16.15%	5.02%	12.43%	1.58%	(18.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$409	$317	$321	$305	$296	$321
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.73%	1.73%	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	2.19	%^	2.31%	2.33%	2.20%	2.35	%+	2.58%
Net investment income(b)	3.42	%^	.03%	.25%	.75%	.31	%+	.87%
Portfolio turnover rate	10%	16%	29%	17%	16%	6%

See footnote summary on page 234.

214	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.19	$ 9.67	$ 9.27	$ 8.31	$ 8.26	$ 10.63

Income From Investment Operations
Net investment income (loss)(a)(b)	.19	(.01)	.02	.07	.03	.06
Net realized and unrealized gain (loss) on investment transactions	1.32	1.57	.44	.96	.12	(2.11)

Net increase (decrease) in net asset value from operations	1.51	1.56	.46	1.03	.15	(2.05)

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.04)	(.06)	(.07)	(.05)	(.07)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	(.25)

Total dividends and distributions	(.10)	(.04)	(.06)	(.07)	(.10)	(.32)

Net asset value, end of period	$ 12.60	$ 11.19	$ 9.67	$ 9.27	$ 8.31	$ 8.26

Total Return
Total investment return based on net asset value(c)	13.49%	16.13%	5.06%	12.31%	1.70%	(18.65)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,862	$2,331	$1,807	$1,706	$1,550	$1,440
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.73%	1.73%	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	2.16	%^	2.25%	2.31%	2.22%	2.32	%+	2.53%
Net investment income (loss)(b)	3.18	%^	(.07)%	.24%	.76%	.31	%+	.85%
Portfolio turnover rate	10%	16%	29%	17%	16%	6%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.43	$ 9.87	$ 9.47	$ 8.48	$ 8.43	$ 10.83

Income From Investment Operations
Net investment income(a)(b)	.27	.10	.12	.16	.11	.13
Net realized and unrealized gain (loss) on investment transactions	1.33	1.59	.45	.99	.12	(2.14)

Net increase (decrease) in net asset value from operations	1.60	1.69	.57	1.15	.23	(2.01)

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.13)	(.17)	(.16)	(.13)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	(.25)

Total dividends and distributions	(.27)	(.13)	(.17)	(.16)	(.18)	(.39)

Net asset value, end of period	$ 12.76	$ 11.43	$ 9.87	$ 9.47	$ 8.48	$ 8.43

Total Return
Total investment return based on net asset value(c)	14.10%	17.30%	6.19%	13.51%	2.58%	(17.81)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,298	$8,979	$6,623	$6,702	$6,481	$4,473
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.73%	.73%	.74	%+	.72%
Expenses, before waivers/ reimbursements(d)	1.15	%^	1.23%	1.24%	1.13%	1.27	%+	1.46%
Net investment income(b)	4.29	%^	.88%	1.25%	1.62%	1.26	%+	1.81%
Portfolio turnover rate	10%	16%	29%	17%	16%	6%

See footnote summary on page 234.

216	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.26	$ 9.72	$ 9.32	$ 8.35	$ 8.31	$ 10.70

Income From Investment Operations
Net investment income(a)(b)	.22	.06	.08	.12	.07	.10
Net realized and unrealized gain (loss) on investment transactions	1.32	1.57	.42	.98	.11	(2.13)

Net increase (decrease) in net asset value from operations	1.54	1.63	.50	1.10	.18	(2.03)

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.09)	(.10)	(.13)	(.09)	(.11)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	(.25)

Total dividends and distributions	(.15)	(.09)	(.10)	(.13)	(.14)	(.36)

Net asset value, end of period	$ 12.65	$ 11.26	$ 9.72	$ 9.32	$ 8.35	$ 8.31

Total Return
Total investment return based on net asset value(c)	13.76%	16.82%	5.45%	13.08%	2.11%	(18.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,554	$13,830	$16,215	$18,555	$16,927	$12,833
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%^	1.22%	1.23%	1.23%	1.24	%+	1.22%
Expenses, before waivers/reimbursements(d)	1.71	%^	1.73%	1.69%	1.69%	1.76	%+	1.90%
Net investment income(b)	3.67	%^	.57%	.80%	1.22%	.76	%+	1.34%
Portfolio turnover rate	10%	16%	29%	17%	16%	6%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class K
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.29	$ 9.75	$ 9.36	$ 8.40	$ 8.36	$ 10.74

Income From Investment Operations
Net investment income(a)(b)	.25	.10	.11	.15	.09	.12
Net realized and unrealized gain (loss) on investment transactions	1.31	1.55	.42	.97	.11	(2.13)

Net increase (decrease) in net asset value from operations	1.56	1.65	.53	1.12	.20	(2.01)

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.11)	(.14)	(.16)	(.11)	(.12)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	(.25)

Total dividends and distributions	(.23)	(.11)	(.14)	(.16)	(.16)	(.37)

Net asset value, end of period	$ 12.62	$ 11.29	$ 9.75	$ 9.36	$ 8.40	$ 8.36

Total Return
Total investment return based on net asset value(c)	13.88%	17.06%	5.84%	13.24%	2.35%	(17.95)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,476	$28,474	$32,339	$39,787	$33,954	$26,638
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%^	.97%	.98%	.98%	.99	%+	.97%
Expenses, before waivers/reimbursements(d)	1.40	%^	1.43%	1.36%	1.37%	1.43	%+	1.60%
Net investment income(b)	4.09	%^	.89%	1.14%	1.48%	1.02	%+	1.60%
Portfolio turnover rate	10%	16%	29%	17%	16%	6%

See footnote summary on page 234.

218	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class I
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 11.29	$ 9.77	$ 9.39	$ 8.42	$ 8.38	$ 10.78

Income From Investment Operations
Net investment income(a)(b)	.25	.09	.07	.17	.13	.13
Net realized and unrealized gain (loss) on investment transactions	1.33	1.59	.48	.98	.10	(2.13)

Net increase (decrease) in net asset value from operations	1.58	1.68	.55	1.15	.23	(2.00)

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.16)	(.17)	(.18)	(.14)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	(.25)

Total dividends and distributions	(.29)	(.16)	(.17)	(.18)	(.19)	(.40)

Net asset value, end of period	$ 12.58	$ 11.29	$ 9.77	$ 9.39	$ 8.42	$ 8.38

Total Return
Total investment return based on net asset value(c)	14.06%	17.34%	6.06%	13.53%	2.64%	(17.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,327	$11,963	$8,540	$4,055	$4,734	$7,694
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.73%	.73%	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	1.07	%^	1.11%	1.01%	1.05%	1.10	%+	1.27%
Net investment income(b)	4.09	%^	.85%	.77%	1.71%	1.40	%+	1.81%
Portfolio turnover rate	10%	16%	29%	17%	16%	6%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class A
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
		2013	2012	2011	2010		2009

Net asset value, beginning of period	$ 8.83	$ 8.06	$ 7.93	$ 7.15	$ 7.06		$ 8.59

Income From Investment Operations
Net investment income(a)(b)	.17	.06	.07	.12	.07		.09
Net realized and unrealized gain (loss) on investment transactions	1.05	1.28	.35	.84	.10		(1.48)

Net increase (decrease) in net asset value from operations	1.22	1.34	.42	.96	.17		(1.39)

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.06)	(.07)	(.12)	(.08)		(.03)
Distributions from net realized gain on investment transactions	(.23)	(.51)	(.22)	(.06)	– 0	–	(.11)

Total dividends and distributions	(.38)	(.57)	(.29)	(.18)	(.08)		(.14)

Net asset value, end of period	$ 9.67	$ 8.83	$ 8.06	$ 7.93	$ 7.15		$ 7.06

Total Return
Total investment return based on net asset value(c)	13.99%	17.30%	5.74%	13.30%	2.29%		(15.77)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,641	$3,772	$4,770	$4,223	$4,427		$3,462
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02%^	1.02%	1.03%	1.04%+	1.04	%+	1.02%
Expenses, before waivers/reimbursements(d)	2.32%^	2.51%	2.86%	2.77%+	3.56	%+	7.11%
Net investment income(b)	3.63%^	.74%	.94%	1.45%+	1.00	%+	1.40%
Portfolio turnover rate	7%	31%	57%	32%	17%		46%

See footnote summary on page 234.

220	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class B
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
		2013		2012	2011	2010		2009

Net asset value, beginning of period	$ 8.72	$ 7.97		$ 7.83	$ 7.08	$ 7.00		$ 8.56

Income From Investment Operations
Net investment income (loss)(a)(b)	.14	(.00	)(e)	.02	.06	.02		.06
Net realized and unrealized gain (loss) on investment transactions	1.04	1.26		.35	.83	.10		(1.50)

Net increase (decrease) in net asset value from operations	1.18	1.26		.37	.89	.12		(1.44)

Less: Dividends and Distributions
Dividends from net investment income	(.04)	– 0	–	(.01)	(.08)	(.04)		(.01)
Distributions from net realized gain on investment transactions	(.23)	(.51)		(.22)	(.06)	– 0	–	(.11)

Total dividends and distributions	(.27)	(.51)		(.23)	(.14)	(.04)		(.12)

Net asset value, end of period	$ 9.63	$ 8.72		$ 7.97	$ 7.83	$ 7.08		$ 7.00

Total Return
Total investment return based on net asset value(c)	13.71%	16.44%		5.06%	12.40%	1.66%		(16.44)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41	$37		$32	$31	$31		$30
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72%^	1.72%		1.73%	1.74%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	3.12%^	3.61%		3.64%	3.57%+	4.44	%+	8.64%
Net investment income (loss)(b)	2.97%^	(.05)%		.27%	.71%+	.31	%+	.93%
Portfolio turnover rate	7%	31%		57%	32%	17%		46%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2050 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 8.71	$ 8.00	$ 7.84	$ 7.09	$ 7.00	$ 8.56

Income From Investment Operations
Net investment income(a)(b)	.15	.00	(e)	.00	(e)	.05	.02	.05
Net realized and unrealized gain (loss) on investment transactions	1.03	1.27	.38	.84	.11	(1.49)

Net increase (decrease) in net asset value from operations	1.18	1.27	.38	.89	.13	(1.44)

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.05)	– 0	–	(.08)	(.04)	(.01)
Distributions from net realized gain on investment transactions	(.23)	(.51)	(.22)	(.06)	– 0	–	(.11)

Total dividends and distributions	(.26)	(.56)	(.22)	(.14)	(.04)	(.12)

Net asset value, end of period	$ 9.63	$ 8.71	$ 8.00	$ 7.84	$ 7.09	$ 7.00

Total Return
Total investment return based on net asset value(c)	13.66%	16.51%	5.13%	12.39%	1.80%	(16.44)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$437	$506	$345	$315	$200	$120
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.73%	1.74	%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	3.05	%^	3.24%	3.57%	3.50	%+	4.31	%+	8.05%
Net investment income(b)	3.18	%^	.04%	.01%	.60	%+	.22	%+	.81%
Portfolio turnover rate	7%	31%	57%	32%	17%	46%

See footnote summary on page 234.

222	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2050 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 8.99	$ 8.12	$ 7.98	$ 7.19	$ 7.09	$ 8.62

Income From Investment Operations
Net investment income(a)(b)	.18	.08	.16	.12	.09	.10
Net realized and unrealized gain (loss) on investment transactions	1.07	1.30	.29	.87	.10	(1.48)

Net increase (decrease) in net asset value from operations	1.25	1.38	.45	.99	.19	(1.38)

Less: Dividends and Distributions
Dividends from net investment income	(.19)	– 0	–	(.09)	(.14)	(.09)	(.04)
Distributions from net realized gain on investment transactions	(.23)	(.51)	(.22)	(.06)	– 0	–	(.11)

Total dividends and distributions	(.42)	(.51)	(.31)	(.20)	(.09)	(.15)

Net asset value, end of period	$ 9.82	$ 8.99	$ 8.12	$ 7.98	$ 7.19	$ 7.09

Total Return
Total investment return based on net asset value(c)	14.16%	17.67%	6.10%	13.63%	2.66%	(15.66)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$185	$114	$91	$958	$2,237	$1,178
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.73%	.74	%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	2.02	%^	2.20%	2.72%	2.50	%+	3.25	%+	6.75%
Net investment income(b)	3.74	%^	.94%	1.87%	1.51	%+	1.24	%+	1.69%
Portfolio turnover rate	7%	31%	57%	32%	17%	46%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class R
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
		2013	2012	2011	2010		2009

Net asset value, beginning of period	$ 8.72	$ 8.00	$ 7.86	$ 7.12	$ 7.06		$ 8.60

Income From Investment Operations
Net investment income(a)(b)	.16	.06	.06	.09	.06		.07
Net realized and unrealized gain (loss) on investment transactions	1.04	1.25	.35	.84	.10		(1.48)

Net increase (decrease) in net asset value from operations	1.20	1.31	.41	.93	.16		(1.41)

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.08)	(.05)	(.13)	(.10)		(.02)
Distributions from net realized gain on investment transactions	(.23)	(.51)	(.22)	(.06)	– 0	–	(.11)

Total dividends and distributions	(.35)	(.59)	(.27)	(.19)	(.10)		(.13)

Net asset value, end of period	$ 9.57	$ 8.72	$ 8.00	$ 7.86	$ 7.12		$ 7.06

Total Return
Total investment return based on net asset value(c)	13.98%	17.07%	5.61%	12.97%	2.16%		(16.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,827	$2,810	$3,403	$3,221	$2,443		$1,540
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22%^	1.22%	1.23%	1.24%+	1.24	%+	1.22%
Expenses, before waivers/reimbursements(d)	2.36%^	2.57%	2.83%	2.94%+	3.53	%+	6.38%
Net investment income(b)	3.32%^	.65%	.77%	1.12%+	.77	%+	1.12%
Portfolio turnover rate	7%	31%	57%	32%	17%		46%

See footnote summary on page 234.

224	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class K
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
		2013	2012	2011	2010		2009

Net asset value, beginning of period	$ 8.73	$ 8.01	$ 7.89	$ 7.14	$ 7.08		$ 8.61

Income From Investment Operations
Net investment income(a)(b)	.17	.06	.11	.12	.07		.07
Net realized and unrealized gain (loss) on investment transactions	1.04	1.27	.31	.84	.10		(1.46)

Net increase (decrease) in net asset value from operations	1.21	1.33	.42	.96	.17		(1.39)

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.10)	(.08)	(.15)	(.11)		(.03)
Distributions from net realized gain on investment transactions	(.23)	(.51)	(.22)	(.06)	– 0	–	(.11)

Total dividends and distributions	(.42)	(.61)	(.30)	(.21)	(.11)		(.14)

Net asset value, end of period	$ 9.52	$ 8.73	$ 8.01	$ 7.89	$ 7.14		$ 7.08

Total Return
Total investment return based on net asset value(c)	14.02%	17.37%	5.81%	13.37%	2.33%		(15.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,877	$8,992	$7,617	$11,785	$7,613		$3,959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97%^	.97%	.98%	.99%+	.99	%+	.97%
Expenses, before waivers/reimbursements(d)	2.05%^	2.25%	2.50%	2.65%+	3.20	%+	6.14%
Net investment income(b)	3.64%^	.77%	1.39%	1.38%+	.95	%+	1.32%
Portfolio turnover rate	7%	31%	57%	32%	17%		46%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	225

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class I
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
		2013	2012	2011	2010		2009

Net asset value, beginning of period	$ 8.74	$ 8.04	$ 7.91	$ 7.17	$ 7.09		$ 8.61

Income From Investment Operations
Net investment income(a)(b)	.18	.07	.04	.14	.10		.10
Net realized and unrealized gain (loss) on investment transactions	1.04	1.27	.41	.83	.11		(1.48)

Net increase (decrease) in net asset value from operations	1.22	1.34	.45	.97	.21		(1.38)

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.13)	(.10)	(.17)	(.13)		(.03)
Distributions from net realized gain on investment transactions	(.23)	(.51)	(.22)	(.06)	– 0	–	(.11)

Total dividends and distributions	(.46)	(.64)	(.32)	(.23)	(.13)		(.14)

Net asset value, end of period	$ 9.50	$ 8.74	$ 8.04	$ 7.91	$ 7.17		$ 7.09

Total Return
Total investment return based on net asset value(c)	14.21%	17.53%	6.25%	13.42%	2.84%		(15.59)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,771	$8,936	$6,206	$1,077	$707		$787
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72%^	.72%	.73%	.74%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	1.70%^	1.91%	2.17%	2.32%+	2.94	%+	6.02%
Net investment income(b)	3.89%^	.86%	.46%	1.63%+	1.31	%+	1.67%
Portfolio turnover rate	7%	31%	57%	32%	17%		46%

See footnote summary on page 234.

226	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class A
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.34	$ 8.17	$ 7.88	$ 7.01	$ 6.87	$ 8.38

Income From Investment Operations
Net investment income(a)(b)	.19	.05	.07	.12	.07	.07
Net realized and unrealized gain (loss) on investment transactions	1.11	1.34	.38	.78	.08	(1.54)

Net increase (decrease) in net asset value from operations	1.30	1.39	.45	.90	.15	(1.47)

Less: Dividends and Distributions
Dividends from net investment income	(.10)	– 0	–	– 0	–	(.03)	(.01)	– 0	–
Distributions from net realized gain on investment transactions	(.20)	(.22)	(.16)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.30)	(.22)	(.16)	(.03)	(.01)	(.04)

Net asset value, end of period	$ 10.34	$ 9.34	$ 8.17	$ 7.88	$ 7.01	$ 6.87

Total Return
Total investment return based on net asset value(c)	14.08%	17.27%	5.95%	12.87%	2.19%	(17.45)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,452	$1,952	$1,215	$997	$867	$690
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%^	1.02%	1.03%	1.04	%+	1.04	%+	1.02%
Expenses, before waivers/reimbursements(d)	4.05	%^	5.63%	7.71%	8.54	%+	11.83	%+	23.03%
Net investment income(b)	3.73	%^	.58%	.88%	1.43	%+	.99	%+	1.20%
Portfolio turnover rate	7%	23%	46%	49%	47%	83%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	227

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class B
	Six Months Ended February 28, 2014 (unaudited)		Year Ended August 31,
			2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 9.00		$ 7.94	$ 7.72	$ 6.88		$ 6.78		$ 8.34

Income From Investment Operations
Net investment income (loss)(a)(b)	.15		(.01)	.02	.06		.02		.05
Net realized and unrealized gain (loss) on investment transactions	1.07		1.29	.36	.78		.08		(1.57)

Net increase (decrease) in net asset value from operations	1.22		1.28	.38	.84		.10		(1.52)

Less: Distributions
Distributions from net realized gain on investment transactions	(.20)		(.22)	(.16)	– 0	–	– 0	–	(.04)

Net asset value, end of period	$ 10.02		$ 9.00	$ 7.94	$ 7.72		$ 6.88		$ 6.78

Total Return
Total investment return based on net asset value(c)	13.62%		16.37%	5.16%	12.21%		1.48%		(18.14)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47		$39	$31	$26		$19		$18
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.73%	1.74	%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	4.82	%^	6.76%	8.48%	9.39	%+	12.87	%+	24.65%
Net investment income (loss)(b)	2.98	%^	(.09)%	.24%	.69	%+	.30	%+	.85%
Portfolio turnover rate	7%		23%	46%	49%		47%		83%

See footnote summary on page 234.

228	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class C
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 8.98	$ 7.92	$ 7.71	$ 6.87	$ 6.77	$ 8.34

Income From Investment Operations
Net investment income (loss)(a)(b)	.15	(.02)	(.02)	.05	.02	.08
Net realized and unrealized gain (loss) on investment transactions	1.07	1.30	.40	.79	.08	(1.61)

Net increase (decrease) in net asset value from operations	1.22	1.28	.38	.84	.10	(1.53)

Less: Dividends and Distributions
Dividends from net investment income	(.01)	– 0	–	(.01)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(.20)	(.22)	(.16)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.21)	(.22)	(.17)	– 0	–	– 0	–	(.04)

Net asset value, end of period	$ 9.99	$ 8.98	$ 7.92	$ 7.71	$ 6.87	$ 6.77

Total Return
Total investment return based on net asset value(c)	13.73%	16.41%	5.14%	12.23%	1.48%	(18.26)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$433	$353	$191	$70	$45	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%^	1.72%	1.73%	1.74	%+	1.74	%+	1.72%
Expenses, before waivers/reimbursements(d)	4.77	%^	6.39%	8.31%	9.12	%+	12.44	%+	24.79%
Net investment income (loss)(b)	3.05	%^	(.23)%	(.21)%	.60	%+	.21	%+	1.34%
Portfolio turnover rate	7%	23%	46%	49%	47%	83%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	229

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 9.44	$ 8.23	$ 7.92	$ 7.04	$ 6.90	$ 8.41

Income From Investment Operations
Net investment income(a)(b)	.19	.10	.14	.12	.09	.10
Net realized and unrealized gain (loss) on investment transactions	1.14	1.33	.33	.81	.08	(1.57)

Net increase (decrease) in net asset value from operations	1.33	1.43	.47	.93	.17	(1.47)

Less: Dividends and Distributions
Dividends from net investment income	(.00	)(e)	– 0	–	– 0	–	(.05)	(.03)	– 0	–
Distributions from net realized gain on investment transactions	(.20)	(.22)	(.16)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.20)	(.22)	(.16)	(.05)	(.03)	(.04)

Net asset value, end of period	$ 10.57	$ 9.44	$ 8.23	$ 7.92	$ 7.04	$ 6.90

Total Return
Total investment return based on net asset value(c)	14.17%	17.64%	6.18%	13.23%	2.43%	(17.39)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23	$17	$46	$138	$531	$248
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%^	.72%	.73%	.74	%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	3.75	%^	5.40%	7.72%	9.44	%+	11.33	%+	22.45%
Net investment income(b)	3.83	%^	1.07%	1.70%	1.43	%+	1.23	%+	1.68%
Portfolio turnover rate	7%	23%	46%	49%	47%	83%

See footnote summary on page 234.

230	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class R
Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
2013	2012	2011	2010	2009

Net asset value, beginning of period	$ 8.84	$ 7.76	$ 7.54	$ 6.81	$ 6.79	$ 8.38

Income From Investment Operations
Net investment income(a)(b)	.17	.04	.06	.09	.05	.08
Net realized and unrealized gain (loss) on investment transactions	1.05	1.26	.34	.78	.09	(1.58)

Net increase (decrease) in net asset value from operations	1.22	1.30	.40	.87	.14	(1.50)

Less: Dividends and Distributions
Dividends from net investment income	(.17)	– 0	–	(.02)	(.14)	(.12)	(.05)
Distributions from net realized gain on investment transactions	(.20)	(.22)	(.16)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.37)	(.22)	(.18)	(.14)	(.12)	(.09)

Net asset value, end of period	$ 9.69	$ 8.84	$ 7.76	$ 7.54	$ 6.81	$ 6.79

Total Return
Total investment return based on net asset value(c)	14.01%	17.02%	5.63%	12.70%	1.97%	(17.71)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,120	$861	$750	$765	$484	$268
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%^	1.22%	1.23%	1.24	%+	1.24	%+	1.22%
Expenses, before waivers/reimbursements(d)	3.73	%^	4.80%	6.70%	7.96	%+	10.49	%+	20.50%
Net investment income(b)	3.48	%^	.43%	.82%	1.10	%+	.72	%+	1.33%
Portfolio turnover rate	7%	23%	46%	49%	47%	83%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	231

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class K
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
		2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 8.83	$ 7.83	$ 7.60	$ 6.86		$ 6.83		$ 8.41

Income From Investment Operations
Net investment income(a)(b)	.17	.07	.09	.11		.07		.08
Net realized and unrealized gain (loss) on investment transactions	1.05	1.26	.34	.79		.09		(1.57)

Net increase (decrease) in net asset value from operations	1.22	1.33	.43	.90		.16		(1.49)

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.11)	(.04)	(.16)		(.13)		(.05)
Distributions from net realized gain on investment transactions	(.20)	(.22)	(.16)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.40)	(.33)	(.20)	(.16)		(.13)		(.09)

Net asset value, end of period	$ 9.65	$ 8.83	$ 7.83	$ 7.60		$ 6.86		$ 6.83

Total Return
Total investment return based on net asset value(c)	14.04%	17.42%	5.94%	12.95%		2.22%		(17.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,365	$3,163	$2,563	$2,844		$1,906		$1,265
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97%^	.97%	.98%	.99	%+	.99	%+	.97%
Expenses, before waivers/reimbursements(d)	3.45%^	4.50%	6.35%	7.69	%+	10.25	%+	19.84%
Net investment income(b)	3.71%^	.78%	1.21%	1.37	%+	1.00	%+	1.46%
Portfolio turnover rate	7%	23%	46%	49%		47%		83%

See footnote summary on page 234.

232	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class I
	Six Months Ended February 28, 2014 (unaudited)	Year Ended August 31,
		2013	2012	2011		2010		2009

Net asset value, beginning of period	$ 8.84	$ 7.85	$ 7.62	$ 6.87		$ 6.84		$ 8.41

Income From Investment Operations
Net investment income(a)(b)	.18	.07	.03	.14		.11		.10
Net realized and unrealized gain (loss) on investment transactions	1.07	1.27	.41	.78		.06		(1.57)

Net increase (decrease) in net asset value from operations	1.25	1.34	.44	.92		.17		(1.47)

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.13)	(.05)	(.17)		(.14)		(.06)
Distributions from net realized gain on investment transactions	(.20)	(.22)	(.16)	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.45)	(.35)	(.21)	(.17)		(.14)		(.10)

Net asset value, end of period	$ 9.64	$ 8.84	$ 7.85	$ 7.62		$ 6.87		$ 6.84

Total Return
Total investment return based on net asset value(c)	14.32%	17.59%	6.16%	13.32%		2.44%		(17.21)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,354	$3,098	$1,668	$118		$60		$186
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72%^	.72%	.73%	.74	%+	.74	%+	.72%
Expenses, before waivers/reimbursements(d)	3.12%^	4.15%	5.71%	7.41	%+	10.23	%+	19.85%
Net investment income(b)	3.83%^	.80%	.33%	1.69	%+	1.58	%+	1.62%
Portfolio turnover rate	7%	23%	46%	49%		47%		83%

See footnote summary on page 234.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	233

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or redemption of strategy shares. Total investment return calculated for a period less than one year is not annualized.

(d)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the six months ended February 28, 2014 the estimated annualized blended expense ratios were .04% for each of the Strategies. For the years ended August 31, 2013, the estimated annualized blended expense ratios were .04% for each of the Strategies. For the year ended August 31, 2012, the estimated annualized blended expense ratios were .03% for Strategies 2000, 2040, 2045, 2050 and 2055, and .04% for Strategies 2005, 2010, 2015, 2020, 2025, 2030 and 2035. For the year ended August 31, 2011, the estimated annualized blended expense ratios were .05% for Strategies 2000, 2005, 2010, 2015, 2020 and 2025, and .04% for Strategies 2030 and 2035 and .03% for Strategies 2040 and 2045 and .02% for Strategies 2050 and 2055. For the year ended August 31, 2010, the estimated annualized blended expense ratios was .04% for Strategies 2000 and 2005, and .03% for Strategies 2010, 2015, 2020, 2025 and 2030 and .02% for Strategies 2035, 2040, 2045, 2050 and 2055. For the year ended August 31, 2009, the estimated annualized blended expense ratios were .04% for each of the Strategies.

(e)	Amount is less than $.005.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

*	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Strategy’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

234	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2) , Vice President

Christopher H. Nikolich(2), Vice President

Patrick J. Rudden(2) , Vice President

Vadim Zlotnikov(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, each of the Strategies are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Loewy, Nikolich, Rudden and Zlotnikov are the members of the Adviser’s Multi-Asset Solutions Team primarily responsible for the day-to-day management of the Strategies.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	235

Board of Directors

Pages 236-437 represent the holdings of the Underlying Portfolios in which the Strategies may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 28, 2014 financial statements. A copy of the underlying Portfolios’ unaudited semi-annual report is available upon request.

U.S. VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,186.1

*	All data are as of February 28, 2014. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (“GICS”) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

236	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,187.4

*	All data are as of February 28, 2014. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (“GICS”) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	237

Portfolio Summary

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,017.5

*	All data are as of February 28, 2014. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following countries: Belgium, Brazil, Denmark, Greece, Hungary, India, Israel, Norway, Portugal, Russia, South Africa, Turkey, United Arab Emirates and United States.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (“GICS”) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

238	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,000.9

*	All data are as of February 28, 2014. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Belgium, Cyprus, Italy, Luxembourg, Mexico, Philippines, Sri Lanka and Taiwan.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (“GICS”) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	239

Portfolio Summary

SHORT DURATION BOND PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $962.1

*	All data are as of February 28, 2014. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

240	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

GLOBAL CORE BOND PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,066.0

*	All data are as of February 28, 2014. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.2% or less in the following types: Corporates – Non-Investment Grades and Emerging Markets – Corporate Bonds.

**	All data are as of February 28, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.0% or less in the following countries: Belgium, Chile, China, Colombia, Denmark, India, Indonesia, Ireland, Israel, Kazakhstan, Malaysia, Mexico, New Zealand, Norway, Peru, Poland, Qatar, South Africa, South Korea, Supranational, Switzerland, Turkey and United Arab Emirates.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	241

Portfolio Summary

BOND INFLATION PROTECTION PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $782.8

Total Investments ($mil): $1,046.9

INFLATION PROTECTION BREAKDOWN*

U.S. Inflation-Protected Exposure	100.4%
Non-U.S.	—
Non-Inflation Exposure	(0.4)%

100.0%

SECTOR BREAKDOWN OF NET PORTFOLIO ASSETS, EXCLUDING TREASURY SECURITIES, TIPS, INTEREST RATE DERIVATIVES AND NET CASH EQUIVALENTS*

Corporates – Investment Grades	12.3%
Asset-Backed Securities	11.7%
Commercial Mortgage-Backed Securities	8.6%
Quasi-Sovereigns	1.5%
Mortgage Pass-Throughs	1.3%
Collateralized Mortgage Obligations	0.7%
Emerging Markets – Corporate Bonds	0.4%
Preferred Stocks	0.3%
Governments – Sovereign Bonds	0.3%
Governments – Sovereign Agencies	0.1%
Corporates – Non-Investment Grades	(0.8)%

SECTOR BREAKDOWN OF TOTAL PORTFOLIO INVESTMENTS, EXCLUDING DERIVATIVES**

Inflation-Linked Securities	67.7%
Corporates – Investment Grades	11.1%
Asset-Backed Securities	8.8%
Commercial Mortgage-Backed Securities	6.5%
Corporates – Non-Investment Grades	1.6%
Quasi-Sovereigns	1.1%
Mortgage Pass-Through	1.0%
Governments – Treasuries	0.9%
Collateralized Mortgage Obligations	0.5%
Emerging Markets – Corporate Bonds	0.3%
Preferred Stocks	0.2%
Governments – Sovereign Bonds	0.2%
Governments – Sovereign Agencies	0.1%

*	All data are as of February 28, 2014. The Portfolio’s sector and inflation protection exposure breakdowns are expressed as an approximate percentage of the Portfolio’s total net assets (and may vary over time) inclusive of derivative exposure except as noted, based on the Adviser’s internal classification.

**	The Portfolio’s sector breakdown is expressed, based on the Adviser’s internal classification, as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions (not reflected in the table), which may be used for hedging or investment purposes or to adjust the risk profile or exposures of the Portfolio (see “Portfolio of Investments” section of the report for additional details). Derivative transactions may result in a form of leverage for the Portfolio. The Portfolio uses leverage for investment purposes by entering into reverse repurchase agreements. As a result, the Portfolio’s total investments will generally exceed its net assets.

242	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

HIGH-YIELD PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $379.0

*	All data are as of February 28, 2014. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represent 0.2% or less in the following security types: Governments – Sovereign Agencies, Options Purchased – Calls, Options Purchased – Puts and Warrants.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	243

Portfolio Summary

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $337.6

*	All data are as of February 28, 2014. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (“GICS”) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

244	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $336.6

*	All data are as of February 28, 2014. The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (“GICS”) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	245

Portfolio Summary

MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $779.2

*	All data are as of February 28, 2014. The Portfolio’s portfolio type breakdown is expressed as an approximate percentage of the Portfolio’s net assets inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

**	The Portfolio’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following countries: Argentina, Austria, Belgium, Finland, Germany, India, Indonesia, Israel, Jersey (Channel Islands), Malaysia, Mexico, Netherlands, New Zealand, Peru, Philippines, Poland, Portugal, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey and United Arab Emirates.

246	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $779.2

*	All data are as of February 28, 2014. The Portfolio’s portfolio type breakdown is expressed as an approximate percentage of the Portfolio’s net assets inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	247

Portfolio Summary

VOLATILITY MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

February 28, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,694.7

TEN LARGEST HOLDINGS**

February 28, 2014 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
iShares Core MSCI Emerging Markets ETF	$126,685,592	7.5%
Vanguard REIT ETF	97,498,452	5.7
Apple, Inc.	17,988,462	1.1
Exxon Mobil Corp.	15,976,295	0.9
Google, Inc. — Class A	12,969,770	0.8
Microsoft Corp.	11,055,117	0.6
Johnson & Johnson	9,875,264	0.6
General Electric Co.	9,786,847	0.6
Wells Fargo & Co.	8,450,761	0.5
Chevron Corp.	8,424,856	0.5
	$318,711,416	18.8%

*	All data are as of February 28, 2014. The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

**	Long-term investments.

248	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary and Ten Largest Holdings

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Financials – 28.9%
Capital Markets – 1.5%
Bank of New York Mellon Corp. (The)	147,300	$4,713,600
Goldman Sachs Group, Inc. (The)	58,500	9,737,325
State Street Corp.	55,800	3,664,386

		18,115,311

Commercial Banks – 4.5%
CIT Group, Inc.	270,900	13,187,412
Comerica, Inc.	148,200	7,140,276
Fifth Third Bancorp	116,500	2,527,468
PNC Financial Services Group, Inc. (The)	28,600	2,338,908
Regions Financial Corp.	151,100	1,607,704
SunTrust Banks, Inc.	164,400	6,194,592
Wells Fargo & Co.	424,000	19,682,080

		52,678,440

Consumer Finance – 2.6%
Capital One Financial Corp.	243,900	17,909,577
Discover Financial Services	229,800	13,185,924

		31,095,501

Diversified Financial Services – 8.6%
Bank of America Corp.	2,104,100	34,780,773
Berkshire Hathaway, Inc. – Class B(a)	81,600	9,447,648
Citigroup, Inc.	503,800	24,499,794
ING US, Inc.	262,300	9,408,701
JPMorgan Chase & Co.	384,300	21,835,926
McGraw Hill Financial, Inc.	19,100	1,521,506

		101,494,348

Insurance – 11.7%
Allstate Corp. (The)	147,565	8,006,877
American Financial Group, Inc./OH	175,700	10,043,012
American International Group, Inc.	428,900	21,346,353
AON PLC	167,300	14,320,880
Assurant, Inc.	138,600	9,096,318
Chubb Corp. (The)	124,900	10,926,252
Genworth Financial, Inc. – Class A(a)	720,500	11,196,570
Lincoln National Corp.	395,500	19,826,415
PartnerRe Ltd.	135,600	13,408,128
Reinsurance Group of America, Inc. – Class A	85,900	6,613,441
Travelers Cos., Inc. (The)	74,500	6,246,080
Unum Group	34,800	1,210,344
XL Group PLC	227,600	6,919,040

		139,159,710

		342,543,310

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	249

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 14.7%
Energy Equipment & Services – 1.9%
Halliburton Co.	232,900	$13,275,300
Nabors Industries Ltd.	388,800	8,950,176

		22,225,476

Oil, Gas & Consumable Fuels – 12.8%
Chesapeake Energy Corp.	77,700	2,013,207
Chevron Corp.	254,000	29,293,820
Exxon Mobil Corp.	398,100	38,325,087
Hess Corp.	258,500	20,687,755
Marathon Petroleum Corp.	139,600	11,726,400
Occidental Petroleum Corp.	233,900	22,576,028
Phillips 66	86,400	6,467,904
Valero Energy Corp.	429,600	20,612,208

		151,702,409

		173,927,885

Health Care – 14.4%
Biotechnology – 0.7%
Theravance, Inc.(a)	75,900	2,808,300
Vertex Pharmaceuticals, Inc.(a)	67,900	5,490,394

		8,298,694

Health Care Equipment & Supplies – 2.1%
Covidien PLC	62,200	4,475,290
Medtronic, Inc.	345,600	20,480,256

		24,955,546

Health Care Providers & Services – 1.8%
Aetna, Inc.	158,800	11,546,348
Health Net, Inc./CA(a)	194,000	6,605,700
WellPoint, Inc.	39,400	3,569,246

		21,721,294

Pharmaceuticals – 9.8%
GlaxoSmithKline PLC (Sponsored ADR)	225,900	12,636,846
Johnson & Johnson	390,000	35,926,800
Merck & Co., Inc.	163,700	9,329,263
Pfizer, Inc.	1,461,000	46,912,710
Roche Holding AG (Sponsored ADR)	290,000	11,130,200

		115,935,819

		170,911,353

Consumer Discretionary – 13.8%
Auto Components – 1.7%
Lear Corp.	54,300	4,409,160

250	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Magna International, Inc. – Class A	58,100	$5,177,872
TRW Automotive Holdings Corp.(a)	125,600	10,339,392

		19,926,424

Automobiles – 1.1%
Ford Motor Co.	847,100	13,036,869

Household Durables – 0.9%
PulteGroup, Inc.	511,000	10,725,890

Media – 5.0%
Gannett Co., Inc.	427,300	12,712,175
Liberty Global PLC – Class A(a)	58,895	5,097,362
Liberty Global PLC – Series C(a)	106,200	8,990,892
Regal Entertainment Group – Class A	169,200	3,113,280
Time Warner, Inc.	134,000	8,995,420
Twenty-First Century Fox, Inc. – Class A	335,100	11,239,254
Viacom, Inc. – Class B	104,600	9,176,558

		59,324,941

Multiline Retail – 1.1%
Dillard’s, Inc. – Class A	27,000	2,499,660
Macy’s, Inc.	182,900	10,582,594

		13,082,254

Specialty Retail – 4.0%
GameStop Corp. – Class A	343,800	12,827,178
Gap, Inc. (The)	154,700	6,768,125
Office Depot, Inc.(a)	1,692,900	8,345,997
Staples, Inc.	96,200	1,307,358
TJX Cos., Inc. (The)	299,400	18,401,124

		47,649,782

		163,746,160

Information Technology – 11.0%
Communications Equipment – 2.0%
Cisco Systems, Inc.	559,700	12,201,460
Harris Corp.	160,100	11,818,582

		24,020,042

Computers & Peripherals – 3.5%
Apple, Inc.	28,700	15,103,088
Hewlett-Packard Co.	886,300	26,482,644

		41,585,732

Electronic Equipment, Instruments & Components – 0.7%
Arrow Electronics, Inc.(a)	132,700	7,514,801

IT Services – 1.8%
Booz Allen Hamilton Holding Corp.	104,700	2,201,841

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	251

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Western Union Co. (The) – Class W	351,597	$5,882,218
Xerox Corp.	1,223,600	13,447,364

		21,531,423

Semiconductors & Semiconductor Equipment – 2.0%
Applied Materials, Inc.	510,800	9,684,768
Lam Research Corp.(a)	94,000	4,862,620
Micron Technology, Inc.(a)	303,200	7,334,408
NVIDIA Corp.	77,500	1,424,450

		23,306,246

Software – 1.0%
Electronic Arts, Inc.(a)	425,600	12,167,904

		130,126,148

Industrials – 4.8%
Aerospace & Defense – 0.5%
Northrop Grumman Corp.	47,900	5,797,337

Airlines – 0.5%
Delta Air Lines, Inc.	177,000	5,878,170

Industrial Conglomerates – 2.7%
General Electric Co.	1,274,600	32,464,062

Machinery – 1.1%
Illinois Tool Works, Inc.	139,300	11,492,250
Parker Hannifin Corp.	14,000	1,687,700

		13,179,950

		57,319,519

Utilities – 4.0%
Electric Utilities – 1.3%
Edison International	306,500	16,051,405

Gas Utilities – 1.6%
Atmos Energy Corp.	223,400	10,298,740
UGI Corp.	192,390	8,597,909

		18,896,649

Multi-Utilities – 1.1%
CenterPoint Energy, Inc.	295,400	6,986,210
DTE Energy Co.	28,400	2,037,984
Sempra Energy	36,800	3,476,496

		12,500,690

		47,448,744

Consumer Staples – 3.6%
Food & Staples Retailing – 2.5%
CVS Caremark Corp.	137,300	10,042,122
Kroger Co. (The)	464,600	19,485,324

		29,527,446

252	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food Products – 0.2%
Mondelez International, Inc. – Class A	86,000	$2,926,580

Household Products – 0.9%
Procter & Gamble Co. (The)	127,900	10,060,614

		42,514,640

Telecommunication Services – 2.5%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	712,000	22,734,160
Verizon Communications, Inc.	1	34

		22,734,194

Wireless Telecommunication Services – 0.6%
Vodafone Group PLC (Sponsored ADR)	175,527	7,296,669

		30,030,863

Materials – 1.0%
Chemicals – 1.0%
LyondellBasell Industries NV – Class A	141,000	12,419,280

Total Common Stocks (cost $895,470,801)		1,170,987,902

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(b) (cost $5,575,559)	5,575,559	5,575,559

Total Investments – 99.2% (cost $901,046,360)		1,176,563,461
Other assets less liabilities – 0.8%		9,581,895

Net Assets – 100.0%		$1,186,145,356

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	253

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.8%
Information Technology – 25.3%
Communications Equipment – 2.2%
F5 Networks, Inc.(a)	167,990	$18,871,997
QUALCOMM, Inc.	90,060	6,780,617

		25,652,614

Computers & Peripherals – 3.5%
Apple, Inc.	79,890	42,041,314

Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp. – Class A	210,367	18,516,503

Internet Software & Services – 6.6%
Facebook, Inc. – Class A(a)	214,200	14,664,132
Google, Inc. – Class A(a)	52,345	63,633,199

		78,297,331

IT Services – 7.2%
Cognizant Technology Solutions Corp. – Class A(a)	376,360	39,164,022
Visa, Inc. – Class A	203,390	45,953,936

		85,117,958

Semiconductors & Semiconductor Equipment – 1.6%
Linear Technology Corp.	401,920	18,825,933

Software – 2.7%
ANSYS, Inc.(a)	229,940	19,204,589
Informatica Corp.(a)	195,070	8,107,109
Red Hat, Inc.(a)	77,490	4,571,135

		31,882,833

		300,334,486

Consumer Discretionary – 20.6%
Distributors – 1.2%
LKQ Corp.(a)	484,054	13,500,266

Hotels, Restaurants & Leisure – 2.1%
Starbucks Corp.	350,310	24,857,998

Internet & Catalog Retail – 4.3%
Amazon.com, Inc.(a)	51,130	18,514,173
priceline.com, Inc.(a)	24,180	32,614,951

		51,129,124

Leisure Equipment & Products – 1.2%
Polaris Industries, Inc.	106,300	14,247,389

254	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Media – 6.2%
Comcast Corp. – Class A	619,940	$32,044,699
Liberty Media Corp. – Class A(a)	136,850	18,770,346
Walt Disney Co. (The)	283,626	22,919,817

		73,734,862

Specialty Retail – 3.1%
Home Depot, Inc. (The)	323,900	26,569,517
O’Reilly Automotive, Inc.(a)	70,150	10,582,127

		37,151,644

Textiles, Apparel & Luxury Goods – 2.5%
Michael Kors Holdings Ltd.(a)	93,020	9,118,750
NIKE, Inc. – Class B	178,226	13,955,096
VF Corp.	114,820	6,727,304

		29,801,150

		244,422,433

Health Care – 15.9%
Biotechnology – 7.4%
Biogen Idec, Inc.(a)	100,387	34,199,843
Celgene Corp.(a)	48,560	7,806,020
Gilead Sciences, Inc.(a)	296,020	24,507,496
Quintiles Transnational Holdings, Inc.(a)	393,519	21,309,054

		87,822,413

Health Care Equipment & Supplies – 0.7%
Intuitive Surgical, Inc.(a)	18,150	8,073,664

Health Care Providers & Services – 2.8%
McKesson Corp.	74,470	13,184,913
UnitedHealth Group, Inc.	254,625	19,674,874

		32,859,787

Life Sciences Tools & Services – 1.6%
Illumina, Inc.(a)	57,410	9,845,241
Mettler-Toledo International, Inc.(a)	39,747	9,768,223

		19,613,464

Pharmaceuticals – 3.4%
Allergan, Inc./United States	317,790	40,359,330

		188,728,658

Consumer Staples – 12.3%
Beverages – 1.2%
Monster Beverage Corp.(a)	192,268	14,227,832

Food & Staples Retailing – 4.4%
Costco Wholesale Corp.	172,530	20,151,504
CVS Caremark Corp.	440,380	32,209,393

		52,360,897

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	255

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food Products – 4.4%
Green Mountain Coffee Roasters, Inc.	115,780	$12,710,328
Hershey Co. (The)	199,480	21,108,974
Mead Johnson Nutrition Co. – Class A	227,420	18,546,101

		52,365,403

Personal Products – 0.9%
Estee Lauder Cos., Inc. (The) – Class A	153,940	10,597,230

Tobacco – 1.4%
Philip Morris International, Inc.	212,365	17,182,452

		146,733,814

Industrials – 11.3%
Aerospace & Defense – 3.6%
Boeing Co. (The)	224,570	28,951,565
Precision Castparts Corp.	52,798	13,615,548

		42,567,113

Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	105,680	4,175,417

Airlines – 1.6%
Copa Holdings SA – Class A	142,190	19,261,057

Electrical Equipment – 1.4%
AMETEK, Inc.	320,021	17,037,918

Industrial Conglomerates – 2.6%
Danaher Corp.	408,539	31,249,148

Machinery – 1.0%
Parker Hannifin Corp.	96,650	11,651,157

Professional Services – 0.7%
Verisk Analytics, Inc. – Class A(a)	126,693	8,072,245

		134,014,055

Financials – 5.1%
Capital Markets – 1.9%
Affiliated Managers Group, Inc.(a)	65,843	12,381,776
BlackRock, Inc. – Class A	33,470	10,202,995

		22,584,771

Diversified Financial Services – 3.2%
IntercontinentalExchange Group, Inc.	181,081	37,816,956

		60,401,727

Energy – 3.1%
Energy Equipment & Services – 3.1%
Oceaneering International, Inc.	121,268	8,680,364
Schlumberger Ltd.	308,113	28,654,509

		37,334,873

256	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Materials – 1.2%
Chemicals – 1.2%
Monsanto Co.	126,495	$13,916,980

Total Common Stocks (cost $765,055,729)		1,125,887,026

SHORT-TERM INVESTMENTS – 6.0%
Investment Companies – 6.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(b) (cost $71,583,041)	71,583,041	71,583,041

Total Investments – 100.8% (cost $836,638,770)		1,197,470,067
Other assets less liabilities – (0.8)%		(10,047,752)

Net Assets – 100.0%		$1,187,422,315

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	257

U.S. Large Cap Growth Portfolio—Portfolio of Investments

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Financials – 23.4%
Capital Markets – 2.4%
Deutsche Bank AG (REG)	248,527	$12,019,866
Macquarie Group Ltd.	248,292	12,521,262

		24,541,128

Commercial Banks – 13.7%
Banco do Brasil SA	376,000	3,325,377
Bank Hapoalim BM	1,024,520	5,599,537
Bank of Montreal	77,270	5,089,925
Bank of Nova Scotia	104,910	5,999,188
Barclays PLC	1,551,112	6,534,164
China Construction Bank Corp. – Class H	9,612,000	6,634,914
HSBC Holdings PLC	1,027,670	10,846,040
Industrial & Commercial Bank of China Ltd. – Class H	11,092,000	6,682,558
KBC Groep NV	125,740	7,952,039
Lloyds Banking Group PLC(a)	9,632,170	13,302,048
Mitsubishi UFJ Financial Group, Inc.	1,669,300	9,673,016
National Australia Bank Ltd.	229,610	7,140,625
Societe Generale SA	246,410	16,350,841
State Bank of India	133,320	3,304,574
Sumitomo Mitsui Financial Group, Inc.	165,900	7,448,586
Toronto-Dominion Bank (The)	200,350	9,075,730
UniCredit SpA	1,748,270	13,873,954

		138,833,116

Diversified Financial Services – 2.2%
ING Groep NV(a)	499,650	7,255,948
ORIX Corp.	1,036,000	15,364,490

		22,620,438

Insurance – 2.6%
AIA Group Ltd.	1,597,400	7,826,526
Aviva PLC	742,490	5,903,195
Muenchener Rueckversicherungs AG	57,960	12,672,449

		26,402,170

Real Estate Investment Trusts (REITs) – 0.0%
Stockland	3,536	12,212

Real Estate Management & Development – 2.5%
Aeon Mall Co., Ltd.	217,900	6,050,463
China Overseas Land & Investment Ltd.	1,228,000	3,309,571
Country Garden Holdings Co., Ltd.	17,135,000	8,869,739
Lend Lease Group	713,269	7,205,788

		25,435,561

		237,844,625

258	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 15.7%
Auto Components – 4.8%
Cie Generale des Etablissements Michelin – Class B	115,815	$14,078,517
GKN PLC	1,246,480	8,453,519
Magna International, Inc. (Toronto) – Class A	52,230	4,649,428
Valeo SA	156,440	21,883,236

		49,064,700

Automobiles – 4.7%
Honda Motor Co., Ltd.	260,300	9,368,994
Hyundai Motor Co.	23,360	5,366,989
Mazda Motor Corp.(a)	759,000	3,665,978
Nissan Motor Co., Ltd.	1,105,400	9,866,396
Tata Motors Ltd.	1,093,850	7,408,499
Volkswagen AG (Preference Shares)	48,070	12,495,364

		48,172,220

Hotels, Restaurants & Leisure – 1.7%
Melco Crown Entertainment Ltd. (ADR)(a)	248,830	10,679,783
William Hill PLC	906,536	6,026,543

		16,706,326

Media – 1.3%
Liberty Global PLC – Series C(a)	157,160	13,305,166

Multiline Retail – 0.3%
Myer Holdings Ltd.(b)	1,185,070	2,780,607

Specialty Retail – 2.4%
Kingfisher PLC	822,690	5,422,654
Mr. Price Group Ltd.	260,460	3,610,232
Shimamura Co., Ltd.	56,600	5,126,821
Yamada Denki Co., Ltd.(b)	3,116,100	10,347,283

		24,506,990

Textiles, Apparel & Luxury Goods – 0.5%
Cie Financiere Richemont SA	51,760	5,142,111

		159,678,120

Industrials – 12.1%
Aerospace & Defense – 3.7%
Airbus Group NV	284,988	20,940,143
MTU Aero Engines AG	55,370	4,651,090
Safran SA	116,349	8,178,612
Thales SA	60,520	4,018,380

		37,788,225

Airlines – 1.3%
Japan Airlines Co., Ltd.	58,800	2,927,895
Qantas Airways Ltd.(a)	4,995,008	5,220,543
Turk Hava Yollari	1,634,693	4,850,236

		12,998,674

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	259

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Building Products – 0.3%
Asahi Glass Co., Ltd.	581,000	$3,199,292

Electrical Equipment – 1.1%
Sumitomo Electric Industries Ltd.	698,700	10,725,013

Industrial Conglomerates – 2.1%
Bidvest Group Ltd.	241,650	5,677,496
Hutchison Whampoa Ltd.	552,000	7,456,541
Toshiba Corp.	1,792,000	7,777,634

		20,911,671

Marine – 1.7%
AP Moeller - Maersk A/S – Class B	914	11,162,585
Nippon Yusen KK	2,068,000	6,624,567

		17,787,152

Road & Rail – 1.3%
Canadian National Railway Co.	78,900	4,457,675
Central Japan Railway Co.	76,500	8,928,471

		13,386,146

Trading Companies & Distributors – 0.6%
Mitsubishi Corp.	326,500	6,266,651

		123,062,824

Health Care – 9.1%
Biotechnology – 1.0%
Actelion Ltd. (REG)(a)	91,630	9,709,027

Pharmaceuticals – 8.1%
Astellas Pharma, Inc.	120,300	7,819,591
Daiichi Sankyo Co., Ltd.	381,300	6,589,725
GlaxoSmithKline PLC	885,710	24,808,408
Novartis AG	208,380	17,343,484
Richter Gedeon Nyrt	275,090	4,887,927
Roche Holding AG	69,350	21,352,864

		82,801,999

		92,511,026

Information Technology – 8.1%
Computers & Peripherals – 2.1%
Casetek Holdings Ltd.	920,000	5,326,364
Catcher Technology Co., Ltd.	1,584,000	11,542,650
Inventec Corp.	4,166,000	4,411,009

		21,280,023

Electronic Equipment, Instruments & Components – 0.9%
LG Display Co., Ltd.(a)	424,960	9,695,474

IT Services – 0.7%
Fujitsu Ltd.(a)	1,185,000	7,409,600

260	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 4.4%
Samsung Electronics Co., Ltd.	11,650	$14,758,251
SK Hynix, Inc.(a)	301,340	10,956,554
Sumco Corp.	617,900	4,757,960
Taiwan Semiconductor Manufacturing Co., Ltd.	2,048,000	7,387,756
Tokyo Electron Ltd.	114,100	6,539,291

		44,399,812

		82,784,909

Telecommunication Services – 7.3%
Diversified Telecommunication Services – 4.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,090,038	3,404,731
Hellenic Telecommunications Organization SA(a)	298,980	5,230,844
Nippon Telegraph & Telephone Corp.	141,000	7,938,169
Verizon Communications, Inc.	154,070	7,287,033
Vivendi SA	636,827	18,159,526
Ziggo NV	82,400	3,757,132

		45,777,435

Wireless Telecommunication Services – 2.8%
China Mobile Ltd.	784,500	7,441,320
Rogers Communications, Inc. – Class B(b)	80,320	3,104,575
Turkcell Iletisim Hizmetleri AS(a)	973,890	5,058,572
Vodafone Group PLC	3,195,353	13,314,917

		28,919,384

		74,696,819

Energy – 7.3%
Energy Equipment & Services – 1.8%
Aker Solutions ASA	447,617	7,509,762
Saipem SpA	248,630	5,841,044
Seadrill Ltd.(b)	133,730	4,926,787

		18,277,593

Oil, Gas & Consumable Fuels – 5.5%
Canadian Natural Resources Ltd.	148,280	5,426,086
China Petroleum & Chemical Corp. – Class H	6,752,200	5,977,090
ENI SpA	443,700	10,651,729
Gazprom OAO (Sponsored ADR)	582,510	4,432,901
JX Holdings, Inc.	1,377,000	7,151,450
LUKOIL OAO (London) (Sponsored ADR)	85,470	4,649,568
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	354,552	12,938,817
Suncor Energy, Inc. (Toronto)	156,630	5,167,248

		56,394,889

		74,672,482

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	261

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Materials – 6.7%
Chemicals – 3.1%
Arkema SA	92,400	$10,022,876
BASF SE	36,710	4,219,593
Denki Kagaku Kogyo KK	1,268,000	4,903,389
Koninklijke DSM NV	116,109	7,408,597
Nippon Shokubai Co., Ltd.	430,000	5,236,000

		31,790,455

Metals & Mining – 2.6%
Barrick Gold Corp.(b)	279,820	5,701,020
Dowa Holdings Co., Ltd.	346,000	2,879,100
MMC Norilsk Nickel OJSC (ADR)	603,800	10,252,524
Rio Tinto PLC	135,400	7,763,926

		26,596,570

Paper & Forest Products – 1.0%
Duratex SA	375,600	1,743,714
Mondi PLC	435,724	7,989,992

		9,733,706

		68,120,731

Consumer Staples – 5.3%
Beverages – 1.0%
Asahi Group Holdings Ltd.	136,200	3,829,472
Carlsberg A/S – Class B	63,160	6,654,058

		10,483,530

Food & Staples Retailing – 1.4%
Koninklijke Ahold NV	771,330	14,378,140

Food Products – 0.9%
Ajinomoto Co., Inc.	332,000	5,154,258
Danone	48,930	3,450,333

		8,604,591

Tobacco – 2.0%
British American Tobacco PLC	155,490	8,475,978
Imperial Tobacco Group PLC	289,150	11,794,321

		20,270,299

		53,736,560

Utilities – 2.9%
Electric Utilities – 2.1%
EDP - Energias de Portugal SA	2,033,080	8,798,574
Electricite de France	117,400	4,657,914
Enel SpA	1,538,458	7,883,858

		21,340,346

Multi-Utilities – 0.8%
National Grid PLC	599,710	8,391,888

		29,732,234

Total Common Stocks (cost $846,612,797)		996,840,330

262	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

WARRANTS – 0.7%
Financials – 0.7%
Real Estate Management & Development – 0.7%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15(a) (cost $4,735,598)	2,795,490	$6,926,313

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c) (cost $1,812,988)	1,812,988	1,812,988

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $853,161,383)		1,005,579,631

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
Investment Companies – 1.7%
AllianceBernstein Exchange Reserves – Class I, 0.07%(c) (cost $16,917,441)	16,917,441	16,917,441

Total Investments – 100.5% (cost $870,078,824)		1,022,497,072
Other assets less liabilities – (0.5)%		(4,970,455)

Net Assets – 100.0%		$1,017,526,617

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	102	March 2014	$4,176,007	$4,420,826	$244,819

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	11,234	USD	10,137	5/15/14	$9,601
BNP Paribas SA	CHF	29,967	USD	33,335	5/15/14	(757,591)
BNP Paribas SA	USD	5,433	AUD	6,096	5/15/14	(19,583)
BNP Paribas SA	USD	62,107	GBP	37,275	5/15/14	278,726
BNP Paribas SA	USD	33,199	NZD	40,586	5/15/14	642,570
Credit Suisse International	CHF	2,577	USD	2,847	5/15/14	(84,806)
Credit Suisse International	USD	8,991	CHF	7,996	5/15/14	106,144
HSBC Bank USA	GBP	27,203	USD	44,407	5/15/14	(1,121,832)
HSBC Bank USA	HKD	172,309	USD	22,209	5/15/14	2,404

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	263

International Value Portfolio—Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	JPY	1,185,707	USD	11,641	5/15/14	$(14,038)
Morgan Stanley & Co., Inc.	NZD	30,534	USD	25,410	5/15/14	(49,459)
Morgan Stanley & Co., Inc.	SEK	67,114	USD	10,262	5/15/14	(193,251)
Morgan Stanley & Co., Inc.	USD	12,886	NOK	78,281	5/15/14	120,901
Standard Chartered Bank	RUB	263,755	USD	7,332	5/15/14	89,052
State Street Bank & Trust Co.	EUR	27,878	USD	38,221	5/15/14	(258,625)
State Street Bank & Trust Co.	USD	7,204	EUR	5,298	5/15/14	108,662
State Street Bank & Trust Co.	USD	15,828	NOK	98,365	5/15/14	516,720
State Street Bank & Trust Co.	USD	49,356	SEK	320,638	5/15/14	594,374
UBS AG	USD	11,596	AUD	13,267	5/15/14	185,678

						$155,647

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– Great British Pound
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RUB	– Russian Ruble
SEK	– Swedish Krona
USD	– United States Dollar

Glossary:

ADR	– American Depositary Receipt
OJSC	– Open Joint Stock Company
PJSC	– Public Joint Stock Company
REG	– Registered Shares

See notes to financial statements.

264	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Financials – 28.2%
Capital Markets – 3.9%
Daiwa Securities Group, Inc.	945,000	$8,551,946
UBS AG (REG)(a)	1,422,273	30,426,628

		38,978,574

Commercial Banks – 2.2%
Grupo Financiero Banorte SAB de CV – Class O	619,550	4,010,962
HDFC Bank Ltd.	691,340	7,471,897
Sberbank of Russia (Sponsored ADR)	1,053,844	10,717,594

		22,200,453

Consumer Finance – 1.4%
Muthoot Finance Ltd.	2,051,429	5,471,843
Shriram Transport Finance Co., Ltd.	924,410	8,796,233

		14,268,076

Diversified Financial Services – 0.7%
IG Group Holdings PLC	697,400	7,389,241

Insurance – 11.2%
Admiral Group PLC	1,236,914	29,695,429
AIA Group Ltd.	4,365,200	21,387,474
BB Seguridade Participacoes SA	1,389,300	13,805,604
Lancashire Holdings Ltd.	1,428,462	17,545,558
Prudential PLC	1,309,090	29,641,388

		112,075,453

Real Estate Investment Trusts (REITs) – 0.6%
GLP J-Reit(b)	5,349	5,646,739

Real Estate Management & Development – 6.2%
Daito Trust Construction Co., Ltd.	177,600	16,552,283
Global Logistic Properties Ltd.	10,595,000	23,692,473
Hang Lung Properties Ltd.	5,184,000	14,459,473
Mitsubishi Estate Co., Ltd.	304,000	7,210,283

		61,914,512

Thrifts & Mortgage Finance – 2.0%
Housing Development Finance Corp.	1,480,030	19,529,081

		282,002,129

Consumer Discretionary – 22.2%
Automobiles – 5.8%
Hyundai Motor Co. (Preference Shares)	106,960	13,835,416
Nissan Motor Co., Ltd.	931,600	8,315,120
Toyota Motor Corp.	626,900	36,080,025

		58,230,561

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	265

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Diversified Consumer Services – 3.9%
Anhanguera Educacional Participacoes SA	802,400	$4,493,235
Estacio Participacoes SA	1,914,400	18,043,817
Kroton Educacional SA	864,100	16,104,561

		38,641,613

Hotels, Restaurants & Leisure – 3.4%
Ajisen China Holdings Ltd.(b)	5,579,800	6,148,129
Merlin Entertainments PLC(a)(c)	902,055	5,483,250
Sodexo	212,796	22,666,302

		34,297,681

Specialty Retail – 3.2%
Belle International Holdings Ltd.	8,288,000	10,220,902
L’Occitane International SA(b)	1,285,750	2,831,467
Sports Direct International PLC(a)	1,286,991	17,362,871
Zhongsheng Group Holdings Ltd.(b)	1,343,000	1,944,536

		32,359,776

Textiles, Apparel & Luxury Goods – 5.9%
Cie Financiere Richemont SA	203,640	20,230,671
Hugo Boss AG	71,575	9,521,586
Li & Fung Ltd.	15,294,000	20,020,138
LVMH Moet Hennessy Louis Vuitton SA	9,720	1,797,337
Prada SpA	295,300	2,221,724
Samsonite International SA	1,687,700	4,634,097

		58,425,553

		221,955,184

Consumer Staples – 20.3%
Beverages – 3.6%
Anheuser-Busch InBev NV	72,270	7,559,012
Diageo PLC	680,230	21,360,596
SABMiller PLC (London)	143,660	7,035,248

		35,954,856

Food & Staples Retailing – 4.6%
Jeronimo Martins SGPS SA(b)	609,598	10,335,372
Lenta Ltd. (GDR)(a)(c)	867,581	8,675,810
Magnit OJSC (Sponsored GDR)(c)	16,130	903,280
Olam International Ltd.	16,840,370	23,610,567
Tsuruha Holdings, Inc.	25,700	2,394,882

		45,919,911

Food Products – 0.2%
Unilever PLC	61,916	2,532,366

Household Products – 3.2%
Henkel AG & Co. KGaA	231,983	23,433,228
LG Household & Health Care Ltd.	20,120	8,625,354

		32,058,582

266	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Tobacco – 8.7%
British American Tobacco PLC	831,159	$45,307,640
Japan Tobacco, Inc.	1,296,700	41,299,544

		86,607,184

		203,072,899

Industrials – 15.1%
Aerospace & Defense – 0.2%
Zodiac Aerospace	51,550	1,816,118

Commercial Services & Supplies – 2.9%
Babcock International Group PLC	682,920	16,812,907
Edenred	379,374	12,171,166

		28,984,073

Industrial Conglomerates – 0.3%
Alliance Global Group, Inc.	4,424,500	2,985,076

Machinery – 1.1%
Komatsu Ltd.	518,200	10,957,175

Professional Services – 10.0%
Bureau Veritas SA	891,168	24,528,110
Capita PLC	1,183,230	22,582,569
Intertek Group PLC	798,259	39,264,621
SGS SA	5,479	13,557,916

		99,933,216

Road & Rail – 0.6%
Globaltrans Investment PLC (Sponsored GDR)(c)	504,251	6,550,221

		151,225,879

Information Technology – 4.9%
Internet Software & Services – 1.7%
Baidu, Inc. (Sponsored ADR)(a)	27,633	4,723,309
Telecity Group PLC	1,104,907	12,197,548

		16,920,857

IT Services – 0.8%
HCL Technologies Ltd.	140,730	3,584,002
Tata Consultancy Services Ltd.	137,050	5,028,276

		8,612,278

Semiconductors & Semiconductor Equipment – 2.2%
Samsung Electronics Co., Ltd. (Preference Shares)	18,933	18,869,384
Taiwan Semiconductor Manufacturing Co., Ltd.	844,000	3,044,563

		21,913,947

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	267

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Software – 0.2%
Dassault Systemes	16,580	$1,905,894

		49,352,976

Materials – 3.4%
Chemicals – 2.2%
Essentra PLC	1,487,640	22,148,743

Construction Materials – 0.2%
Grasim Industries Ltd. (GDR)(c)	47,846	1,959,863

Metals & Mining – 1.0%
BHP Billiton PLC	313,320	10,097,312

		34,205,918

Health Care – 2.2%
Life Sciences Tools & Services – 1.4%
Eurofins Scientific SE	47,273	13,795,798

Pharmaceuticals – 0.8%
Lupin Ltd.	13,268	213,661
Sun Pharmaceutical Industries Ltd.	772,007	8,057,357

		8,271,018

		22,066,816

Energy – 1.7%
Oil, Gas & Consumable Fuels – 1.7%
BG Group PLC	528,451	9,614,494
NovaTek OAO (Sponsored GDR)(c)	35,200	4,456,320
Petroleo Brasileiro SA (Sponsored ADR)	250,980	2,926,427

		16,997,241

Utilities – 1.6%
Independent Power Producers & Energy Traders – 1.6%
APR Energy PLC	1,114,141	16,138,183

Total Common Stocks (cost $875,300,593)		997,017,225

WARRANTS – 0.3%
Industrials – 0.2%
Industrial Conglomerates – 0.2%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19(a)	1,241,384	2,127,545

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Olam International Ltd., expiring 1/29/18(a)	2,775,012	777,003

Total Warrants (cost $2,035,981)		2,904,548

268	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(d) (cost $3,461,155)	3,461,155	$3,461,155

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $880,797,729)		1,003,382,928

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AllianceBernstein Exchange Reserves – Class I, 0.07%(d) (cost $11,139,093)	11,139,093	11,139,093

Total Investments – 101.4% (cost $891,936,822)		1,014,522,021
Other assets less liabilities – (1.4)%		(13,642,382)

Net Assets – 100.0%		$1,000,879,639

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	7,386,284	USD	71,585	3/18/14	$(998,354)
Barclays Bank PLC	USD	26,435	CHF	23,645	3/18/14	452,310
Barclays Bank PLC	USD	5,981	NOK	36,863	3/18/14	157,623
Barclays Bank PLC	USD	21,380	SEK	139,715	3/18/14	405,886
BNP Paribas SA	USD	5,611	AUD	6,213	3/18/14	(72,110)
Goldman Sachs Bank USA	GBP	6,903	USD	11,288	3/18/14	(269,734)
Goldman Sachs Bank USA	HKD	403,995	USD	52,116	3/18/14	56,453
Goldman Sachs Bank USA	USD	13,369	EUR	9,774	3/18/14	121,675
Royal Bank of Scotland PLC	GBP	57,075	USD	93,587	3/18/14	(1,977,641)
Royal Bank of Scotland PLC	USD	67,945	CAD	72,447	3/18/14	(2,541,084)
Standard Chartered Bank	USD	12,769	HKD	99,001	3/18/14	(11,775)
Standard Chartered Bank	USD	18,512	SGD	23,127	3/18/14	(268,277)
State Street Bank & Trust Co.	CHF	4,721	USD	5,274	3/18/14	(94,072)
State Street Bank & Trust Co.	EUR	4,561	USD	6,235	3/18/14	(60,328)
State Street Bank & Trust Co.	SGD	4,868	USD	3,841	3/18/14	410
State Street Bank & Trust Co.	USD	5,196	GBP	3,154	3/18/14	85,047
State Street Bank & Trust Co.	USD	3,249	CAD	3,597	6/18/14	(8,999)
UBS AG	GBP	6,554	USD	10,422	3/18/14	(552,272)

						$(5,575,242)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	269

International Growth Portfolio—Portfolio of Investments

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate market value of these securities amounted to $28,028,744 or 2.8% of net assets.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

OJSC – Open Joint Stock Company

REG – Registered Shares

See notes to financial statements.

270	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 27.8%
Australia – 2.0%
Australia Government Bond Series 130 4.75%, 6/15/16	AUD	20,395	$19,035,554

United States – 25.8%
U.S. Treasury Notes 0.125%, 4/30/15	U.S.$	115,406	115,378,995
0.25%, 9/30/14-5/31/15		113,369	113,479,511
0.75%, 10/31/17		2,070	2,050,594
1.375%, 6/30/18		17,685	17,752,698

			248,661,798

Total Governments – Treasuries (cost $267,547,605)			267,697,352

COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.2%
Non-Agency Fixed Rate CMBS – 16.2%
Banc of America Commercial Mortgage Trust Series 2006-5, Class A1A 5.415%, 9/10/47		3,094	3,373,103
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A1A 5.784%, 3/15/49		716	777,357
Commercial Mortgage Pass Through Certificates Series 2010-C1, Class A1 3.156%, 7/10/46(a)		6,161	6,337,397
Series 2012-CR3, Class A1 0.666%, 10/15/45		2,839	2,825,901
Series 2012-CR4, Class A1 0.704%, 10/15/45		3,002	2,989,244
Series 2012-CR5, Class A1 0.673%, 12/10/45		2,273	2,261,873
Series 2013-CR12, Class A2 2.904%, 10/10/46		5,000	5,200,241
Series 2013-CR6, Class A1 0.719%, 3/10/46		3,902	3,881,684
Series 2013-CR9, Class A2 3.055%, 7/10/45		3,046	3,190,302
Series 2013-LC6, Class A1 0.724%, 1/10/46		1,853	1,840,817
DBUBS Mortgage Trust Series 2011-LC3A, Class A2 3.642%, 8/10/44		5,305	5,565,857

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	271

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1 0.662%, 11/10/45	U.S.$	3,366	$3,348,731
Series 2013-GC10, Class A1 0.696%, 2/10/46		2,213	2,203,569
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 4/10/31(a)		2,187	2,126,223
Series 2013-GC14, Class A1 1.217%, 8/10/46		2,256	2,264,377
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class A1 0.67%, 12/15/47		1,072	1,066,054
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-LN2, Class A1A 4.838%, 7/15/41(a)		3,099	3,130,485
Series 2007-CB18, Class A1A 5.431%, 6/12/47		4,685	5,159,479
Series 2007-CB20, Class A1A 5.746%, 2/12/51		4,186	4,709,926
Series 2007-LDPX, Class A1A 5.439%, 1/15/49		4,803	5,315,342
Series 2010-C1, Class A1 3.853%, 6/15/43(a)		3,946	4,070,265
Series 2010-C2, Class A1 2.749%, 11/15/43(a)		1,539	1,578,496
Series 2011-C3, Class A1 1.875%, 2/15/46(a)		1,326	1,330,666
Series 2011-C4, Class A1 1.525%, 7/15/46(a)		316	316,158
Series 2012-CBX, Class A1 0.958%, 6/15/45		2,845	2,847,005
Series 2013-C10, Class A1 0.73%, 12/15/47		2,087	2,072,972
Series 2013-C16, Class A2 3.07%, 12/15/46		4,682	4,889,898
Series 2013-LC11, Class A2 1.855%, 4/15/46		4,895	4,898,324
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class A1 1.085%, 7/15/45		3,998	3,994,622
Series 2013-C15, Class A2 2.977%, 11/15/45		4,720	4,915,040

272	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2 4.96%, 7/12/38	U.S.$	1,029	$1,029,115
Series 2006-C2, Class A1A 5.739%, 8/12/43		1,590	1,741,734
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A 5.166%, 12/12/49		5,951	6,503,532
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A1 0.738%, 2/15/46		3,701	3,684,385
Series 2013-C8, Class A1 0.777%, 12/15/48		3,740	3,720,468
Morgan Stanley Capital I Trust Series 2007-T27, Class A1A 5.65%, 6/11/42		3,613	4,072,392
Series 2011-C1, Class A1 2.602%, 9/15/47(a)		3,018	3,066,791
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A1 0.673%, 12/10/45		2,568	2,554,399
Series 2013-C5, Class A1 0.779%, 3/10/46		3,899	3,880,187
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A1A 5.722%, 5/15/43		3,976	4,344,398
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1 0.687%, 10/15/45		3,649	3,640,186
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1 2.501%, 2/15/44(a)		1,225	1,240,670
Series 2012-C10, Class A1 0.734%, 12/15/45		4,371	4,362,975
Series 2012-C9, Class A1 0.673%, 11/15/45		3,633	3,622,038
Series 2013-C11, Class A1 0.799%, 3/15/45		1,947	1,939,080
Series 2013-C12, Class A1 0.735%, 3/15/48		2,700	2,677,317
Series 2013-C17, Class A2 2.921%, 12/15/46		4,790	4,959,250

			155,520,325

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	273

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Non-Agency Floating Rate CMBS – 0.7%
Commercial Mortgage Trust Series 2007-FL14, Class C 0.455%, 6/15/22(a)(b)	U.S.$	2,298	$2,232,464
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD 0.625%, 10/15/21(a)(b)		4,900	4,874,192

			7,106,656

Agency CMBS – 0.3%
NCUA Guaranteed Notes Trust Series 2010-C1, Class A1 1.60%, 10/29/20		3,195	3,219,780

Total Commercial Mortgage-Backed Securities (cost $167,213,153)			165,846,761

CORPORATES - INVESTMENT GRADES – 16.9%
Financial Institutions – 9.3%
Banking – 7.0%
Abbey National Treasury Services PLC/London 4.00%, 4/27/16		3,145	3,346,356
American Express Credit Corp. 1.30%, 7/29/16		3,340	3,374,399
Australia & New Zealand Banking Group Ltd./New York NY 0.90%, 2/12/16		3,300	3,315,504
Bank of America Corp. 1.25%, 1/11/16		3,220	3,241,487
Bank of New York Mellon Corp. (The) 0.70%, 3/04/16		3,330	3,338,501
BB&T Corp. 2.05%, 6/19/18		3,350	3,383,453
Capital One Bank USA NA 1.15%, 11/21/16		3,355	3,360,237
Citigroup, Inc. 1.25%, 1/15/16		3,335	3,355,537
Fifth Third Bancorp 3.625%, 1/25/16		3,175	3,342,465
Goldman Sachs Group, Inc. (The) 3.625%, 2/07/16		3,080	3,233,809
Huntington National Bank (The) 1.30%, 11/20/16		3,355	3,366,465
ING Bank NV 1.375%, 3/07/16(a)		3,310	3,324,895

274	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. Series G 1.10%, 10/15/15	U.S.$	3,290	$3,309,174
KeyBank NA/Cleveland OH 1.65%, 2/01/18		1,847	1,845,486
Manufacturers & Traders Trust Co. 1.45%, 3/07/18		3,315	3,273,736
Morgan Stanley 1.75%, 2/25/16		1,988	2,021,923
PNC Funding Corp. 2.70%, 9/19/16		3,130	3,263,779
Royal Bank of Canada 0.85%, 3/08/16		3,335	3,345,932
Royal Bank of Scotland Group PLC 2.55%, 9/18/15		3,280	3,356,017
SunTrust Bank/Atlanta GA 0.677%, 2/15/17(b)		3,330	3,325,078
US Bancorp/MN 0.726%, 11/15/18(b)		3,355	3,353,477

			67,077,710

Finance – 0.5%
General Electric Capital Corp. 0.957%, 4/02/18(b)		4,740	4,785,812

Insurance – 1.8%
American International Group, Inc. 3.00%, 3/20/15		3,225	3,308,086
Berkshire Hathaway, Inc. 1.55%, 2/09/18		3,315	3,321,080
MetLife Institutional Funding II 0.613%, 1/06/15(a)(b)		4,500	4,512,343
New York Life Global Funding 0.80%, 2/12/16(a)		3,315	3,330,216
Prudential Financial, Inc. 4.75%, 9/17/15		3,075	3,263,851

			17,735,576

			89,599,098

Industrial – 7.3%
Basic – 0.4%
Monsanto Co. 0.436%, 11/07/16(b)		3,355	3,361,264

Capital Goods – 0.6%
Caterpillar Financial Services Corp. 1.00%, 3/03/17		3,360	3,359,425
Eaton Corp. 0.573%, 6/16/14(b)		2,469	2,470,946

			5,830,371

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	275

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.4%
NBCUniversal Enterprise, Inc. 0.776%, 4/15/16(a)(b)	U.S.$	3,795	$3,805,201

Communications - Telecommunications – 1.4%
AT&T, Inc. 0.90%, 2/12/16		2,365	2,372,925
1.40%, 12/01/17		3,320	3,296,475
Verizon Communications, Inc. 1.25%, 11/03/14		1,685	1,693,629
1.95%, 3/28/14		3,130	3,133,308
Vodafone Group PLC 1.25%, 9/26/17		3,310	3,289,875

			13,786,212

Consumer Cyclical - Automotive – 0.8%
Daimler Finance North America LLC 1.25%, 1/11/16(a)		4,430	4,462,007
Volkswagen International Finance NV 1.125%, 11/18/16(a)		3,350	3,356,187

			7,818,194

Consumer Cyclical - Retailers – 0.2%
Wal-Mart Stores, Inc. 0.60%, 4/11/16		2,375	2,379,192

Consumer Non-Cyclical – 2.4%
AbbVie, Inc. 1.75%, 11/06/17		3,280	3,303,780
Allergan, Inc./United States 1.35%, 3/15/18		1,540	1,519,595
Eli Lilly & Co. 4.20%, 3/06/14		2,845	2,845,304
Gilead Sciences, Inc. 3.05%, 12/01/16		3,085	3,259,253
McKesson Corp. 0.95%, 12/04/15		1,298	1,302,600
Merck & Co., Inc. 1.30%, 5/18/18		4,805	4,746,288
PepsiCo, Inc. 0.70%, 2/26/16		3,315	3,314,652
Sanofi 1.625%, 3/28/14		2,445	2,447,218

			22,738,690

Energy – 0.7%
BP Capital Markets PLC 0.70%, 11/06/15		3,290	3,301,725
Chevron Corp. 1.104%, 12/05/17		3,305	3,296,308

			6,598,033

276	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Technology – 0.4%
Cisco Systems, Inc. 0.516%, 3/03/17(b)	U.S.$	3,360	$3,367,994

			69,685,151

Utility – 0.3%
Natural Gas – 0.3%
TransCanada PipeLines Ltd. 0.75%, 1/15/16		3,290	3,292,708

Total Corporates – Investment Grades (cost $162,098,278)			162,576,957

ASSET-BACKED SECURITIES – 15.9%
Autos - Fixed Rate – 8.3%
Ally Auto Receivables Trust Series 2012-A, Class C 2.40%, 11/15/17(a)		2,415	2,482,795
Series 2013-SN1, Class A3 0.72%, 5/20/16		3,744	3,752,747
Ally Master Owner Trust Series 2013-1, Class A2 1.00%, 2/15/18		945	948,590
Series 2014-1, Class A2 1.29%, 1/15/19		3,293	3,292,251
AmeriCredit Automobile Receivables Trust Series 2011-1, Class D 4.26%, 2/08/17		3,615	3,753,223
Series 2012-2, Class A3 1.05%, 10/11/16		3,560	3,568,946
Series 2013-1, Class A2 0.49%, 6/08/16		1,061	1,061,360
Series 2013-3, Class A3 0.92%, 4/09/18		3,455	3,458,884
Series 2013-4, Class A3 0.96%, 4/09/18		1,340	1,343,595
ARI Fleet Lease Trust Series 2013-A, Class A2 0.70%, 12/15/15(a)		2,164	2,163,401
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A 2.10%, 3/20/19(a)		1,730	1,747,451
Series 2013-2A, Class A 2.97%, 2/20/20(a)		4,101	4,233,676
Bank of America Auto Trust Series 2012-1, Class A4 1.03%, 12/15/16		1,650	1,663,083

Series 2012-1, Class C 2.09%, 7/17/17		2,960	3,029,900

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	277

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Capital Auto Receivables Asset Trust/Ally Series 2013-1, Class A2 0.62%, 7/20/16	U.S.$	1,785	$1,785,220
CarMax Auto Owner Trust Series 2011-3, Class A3 1.07%, 6/15/16		2,674	2,681,345
Series 2012-3, Class A2 0.43%, 9/15/15		356	356,036
Enterprise Fleet Financing LLC Series 2014-1, Class A2 0.87%, 9/20/19(a)		841	840,993
Fifth Third Auto Trust Series 2013-A, Class A3 0.61%, 9/15/17		1,868	1,870,556
Ford Auto Securitization Trust Series 2013-R1A, Class A1 1.485%, 12/15/14(a)	CAD	75	67,807
Series 2013-R4A, Class A1 1.487%, 8/15/15(a)		1,804	1,630,067
Ford Credit Auto Lease Trust Series 2012-B, Class A2 0.54%, 11/15/14	U.S.$	427	426,593
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1 0.74%, 9/15/16		2,742	2,746,369
Series 2013-1, Class A1 0.85%, 1/15/18		1,457	1,460,506
Ford Credit Floorplan Master Owner Trust A Series 2014-1, Class A1 1.20%, 2/15/19		2,300	2,299,879
Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 8/25/19(a)		4,270	4,228,999
Hyundai Auto Lease Securitization Trust Series 2013-A, Class A3 0.66%, 6/15/16(a)		2,509	2,513,566
M&T Bank Auto Receivables Trust Series 2013-1A, Class A3 1.06%, 11/15/17, TBA(a)		3,924	3,937,893
Mercedes-Benz Auto Lease Trust Series 2013-A, Class A3 0.59%, 2/15/16		1,594	1,595,722
Mercedes-Benz Master Owner Trust Series 2012-AA, Class A 0.79%, 11/15/17(a)		3,854	3,865,265
Navistar Financial Corp. Owner Trust Series 2012-A, Class A2 0.85%, 3/18/15(a)		204	204,173

278	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Santander Drive Auto Receivables Trust Series 2012-6, Class A2 0.47%, 9/15/15	U.S.$	229	$229,297
Series 2013-4, Class A3 1.11%, 12/15/17		2,655	2,670,767
Series 2013-5, Class A2A 0.64%, 4/17/17		2,002	2,003,092
SMART Trust/Australia Series 2012-4US, Class A2A 0.67%, 6/14/15		601	601,288
World Omni Auto Receivables Trust Series 2013-B, Class A3 0.83%, 8/15/18		2,854	2,863,318
World Omni Automobile Lease Securitization Trust Series 2012-A, Class A3 0.93%, 11/16/15		2,843	2,849,430

			80,228,083

Credit Cards - Fixed Rate – 2.4%
American Express Credit Account Master Trust Series 2012-2, Class A 0.68%, 3/15/18		4,975	4,989,981
Chase Issuance Trust Series 2013-A1, Class A1 1.30%, 2/18/20		3,310	3,282,740
Citibank Credit Card Issuance Trust Series 2005-A9, Class A9 5.10%, 11/20/17		4,015	4,324,677
Discover Card Execution Note Trust Series 2012-A1, Class A1 0.81%, 8/15/17		1,322	1,327,370
Discover Card Master Trust Series 2012-A3, Class A3 0.86%, 11/15/17		1,621	1,628,982
GE Capital Credit Card Master Note Trust Series 2012-1, Class A 1.03%, 1/15/18		5,170	5,185,872
World Financial Network Credit Card Master Trust Series 2012-B, Class A 1.76%, 5/17/21		1,540	1,545,602
Series 2013-A, Class A 1.61%, 12/15/21		950	945,162

			23,230,386

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	279

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Credit Cards - Floating Rate – 2.3%
Barclays Dryrock Issuance Trust Series 2014-1, Class A 0.51%, 12/16/19(b)	U.S.$	2,074	$2,074,025
Cabela’s Master Credit Card Trust Series 2013-2A, Class A2 0.805%, 8/16/21(a)(b)		3,365	3,382,183
Chase Issuance Trust Series 2013-A6, Class A6 0.575%, 7/15/20(b)		4,632	4,646,194
Discover Card Execution Note Trust Series 2014-A1, Class A1 0.585%, 7/15/21(b)		1,905	1,905,088
First National Master Note Trust Series 2013-2, Class A 0.685%, 10/15/19(b)		2,006	2,006,024
Gracechurch Card Funding PLC Series 2012-1A, Class A2 1.025%, 2/15/17(a)(b)	EUR	2,140	2,967,717
Penarth Master Issuer PLC Series 2012-1A, Class A1 0.725%, 3/18/14(a)(b)	U.S.$	2,796	2,796,271
World Financial Network Credit Card Master Trust Series 2014-A, Class A 0.535%, 12/15/19(b)		2,110	2,110,074

			21,887,576

Other ABS - Fixed Rate – 1.5%
CIT Equipment Collateral Series 2013-VT1, Class A3 1.13%, 7/20/20(a)		2,328	2,329,022
CNH Capital Canada Receivables Trust Series 2013-2A, Class A1 1.439%, 8/15/16(a)	CAD	2,663	2,405,347
CNH Equipment Trust Series 2013-C, Class A2 0.63%, 1/17/17	U.S.$	1,860	1,862,284
Series 2013-D, Class A4 1.37%, 10/15/20		4,975	4,984,517
GE Equipment Transportation LLC Series 2012-1, Class A3 0.99%, 11/23/15		2,607	2,612,414

			14,193,584

Autos - Floating Rate – 1.3%
Ally Master Owner Trust Series 2011-4, Class A1 0.955%, 9/15/16(b)		1,715	1,718,807

280	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

BMW Floorplan Master Owner Trust Series 2012-1A, Class A 0.555%, 9/15/17(a)(b)	U.S.$	1,413	$1,416,533
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A2 1.855%, 2/15/17(a)(b)		3,025	3,069,534
GE Dealer Floorplan Master Note Trust Series 2012-3, Class A 0.644%, 6/20/17(b)		3,880	3,891,427
Hertz Fleet Lease Funding LP Series 2013-3, Class A 0.707%, 12/10/27(a)(b)		2,252	2,251,999

			12,348,300

Home Equity Loans - Fixed Rate – 0.1%
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33		672	665,859
Nationstar NIM Ltd. Series 2007-A, Class A 9.79%, 3/25/37(c)(d)		35	– 0	–

			665,859

Total Asset-Backed Securities (cost $152,381,416)			152,553,788

MORTGAGE PASS-THROUGHS – 9.9%
Agency ARMs – 9.5%
Federal Home Loan Mortgage Corp. 2.045%, 8/01/42(e)		5,560	5,720,745
2.43%, 7/01/42(e)		8,862	9,047,883
2.721%, 6/01/37(e)		7,381	7,928,776
Series 2005 2.579%, 5/01/35(e)		2,359	2,522,919
Federal National Mortgage Association 2.131%, 8/01/42(e)		5,978	6,169,643
2.234%, 8/01/42(e)		5,443	5,629,758
2.378%, 6/01/42(e)		4,054	4,218,667
2.397%, 1/01/36(e)		1,442	1,532,329
2.442%, 5/01/42(e)		7,213	7,516,388
2.523%, 6/01/42(b)		4,655	4,858,066
2.643%, 8/01/42(e)		8,201	8,438,436
2.662%, 8/01/42(e)		7,739	7,966,122
2.72%, 6/01/42(e)		9,844	10,145,533
Series 2003 2.56%, 12/01/33(e)		584	628,520

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	281

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2005 2.317%, 2/01/35(b)	U.S.$	3,068	$3,314,146
2.71%, 10/01/35(e)		1,904	2,038,493
Series 2006 2.765%, 7/01/36(e)		1,473	1,584,441
Series 2007 1.784%, 1/01/37(b)		964	1,010,217
Series 2009 2.399%, 7/01/38(e)		1,267	1,359,513

			91,630,595

Agency Fixed Rate 15-Year – 0.4%
Federal Home Loan Mortgage Corp. Gold 5.00%, 7/01/25		1,863	2,031,588
Federal National Mortgage Association Series 2001 6.00%, 11/01/16		25	26,139
Series 2002 6.00%, 12/01/17		31	32,719
Series 2005 6.00%, 6/01/17-6/01/20		44	46,084
Series 2006 6.00%, 5/01/21-1/01/22		1,148	1,238,682
Series 2007 6.00%, 2/01/22		304	331,361

			3,706,573

Total Mortgage Pass-Throughs (cost $95,025,735)			95,337,168

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Agency Floating Rate – 1.4%
Fannie Mae Whole Loan Series 2003-W13, Class AV2 0.436%, 10/25/33(b)		89	84,812
Federal Home Loan Mortgage Corp. Series 4248, Class QF 0.655%, 6/15/39(b)		3,728	3,734,836
Series 4286, Class VF 0.605%, 12/15/43(b)		4,650	4,629,822
Federal National Mortgage Association Series 2013-57, Class FN 0.506%, 6/25/43(b)		4,702	4,671,095

			13,120,565

Agency Fixed Rate – 1.1%
Federal Home Loan Mortgage Corp. Series 3948, Class DA 3.00%, 12/15/24		5,533	5,819,874

282	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Series 2010-9, Class EA 3.50%, 1/25/24	U.S.$	2,387	$2,500,932
Series 2011-39, Class DA 3.50%, 7/25/24		2,004	2,076,551

			10,397,357

Non-Agency Floating Rate – 1.0%
Connecticut Avenue Securities Series 2013-C01, Class M1 2.156%, 10/25/23(b)		2,640	2,671,503
Federal National Mortgage Association Series 2014-C01, Class M1 1.756%, 1/25/24(b)		1,653	1,660,272
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.58%, 2/25/42(a)(b)		2,576	2,061,108
Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M1 1.606%, 11/25/23(b)		3,301	3,303,665

			9,696,548

Non-Agency Fixed Rate – 0.3%
JP Morgan Mortgage Trust Series 2013-1, Class 1A2 3.00%, 3/25/43(a)		3,650	3,433,665
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1 5.25%, 8/25/36		40	39,662

			3,473,327

Total Collateralized Mortgage Obligations (cost $37,324,802)			36,687,797

INFLATION-LINKED SECURITIES – 2.0%
United States – 2.0%
U.S. Treasury Inflation Index 0.125%, 4/15/16 (TIPS) (cost $18,684,471)		18,289	18,910,410

GOVERNMENTS - SOVEREIGN AGENCIES – 0.7%
Netherlands – 0.7%
Achmea Hypotheekbank NV 0.588%, 11/03/14(a)(b) (cost $6,455,600)		6,456	6,467,537

COVERED BONDS – 0.4%
DNB Boligkreditt AS 1.45%, 3/21/18(a) (cost $3,328,613)		3,335	3,298,649

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	283

Short Duration Bond Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.3%
Investment Companies – 5.3%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(f) (cost $51,324,621)	51,324,621	$51,324,621

Total Investments – 99.9% (cost $961,384,294)		960,701,040
Other assets less liabilities – 0.1%		1,372,647

Net Assets – 100.0%		$962,073,687

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2Yr (CBT) Futures	1,094	June 2014	$240,493,584	$240,543,250	$49,666
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	412	June 2014	49,245,137	49,382,062	(136,925)
U.S. T-Note 10 Yr (CBT) Futures	81	June 2014	10,048,298	10,087,031	(38,733)

					$(125,992)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	203	USD	181	3/07/14	$(154)
BNP Paribas SA	CAD	4,521	USD	4,076	4/10/14	(2,928)
Citibank, NA	AUD	10,578	USD	9,403	3/07/14	(34,489)
State Street Bank & Trust Co.	AUD	10,758	USD	9,650	3/07/14	51,647

						$14,076

CROSS CURRENCY SWAPS (see Note C)

Counter party	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$(125,941)	$(1,712)	$(124,229)

284	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate market value of these securities amounted to $116,890,307 or 12.1% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 28, 2014.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of February 28, 2014, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$	– 0	–	0.00%

(d)	Fair valued by the Adviser.

(e)	Variable rate coupon, rate shown as of February 28, 2014.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

USD – United States Dollar

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CBT	– Chicago Board of Trade
CMBS	– Commercial Mortgage-Backed Securities
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rates
NCUA	– National Credit Union Administration
TBA	– To Be Announced
TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	285

Short Duration Bond Portfolio—Portfolio of Investments

GLOBAL CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 48.5%
Australia – 4.7%
Australia Government Bond Series 122 5.25%, 3/15/19	AUD	24,240	$23,567,138
Series 128 5.75%, 7/15/22		13,959	14,125,827
Series 132 5.50%, 1/21/18		12,775	12,407,734

			50,100,699

Austria – 2.4%
Austria Government Bond 3.50%, 9/15/21(a)	EUR	2,920	4,596,759
3.90%, 7/15/20(a)		13,130	21,037,577

			25,634,336

Belgium – 0.9%
Belgium Government Bond Series 65 4.25%, 9/28/22(a)		4,875	7,939,909
Series 71 3.75%, 6/22/45(a)		750	1,131,056

			9,070,965

Brazil – 1.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17	BRL	34,480	13,961,551

Canada – 1.4%
Canadian Government Bond 2.75%, 6/01/22	CAD	15,395	14,517,014

Denmark – 0.4%
Denmark Government Bond 3.00%, 11/15/21	DKK	21,530	4,484,405

France – 2.2%
France Government Bond OAT 3.00%, 4/25/22	EUR	6,495	9,819,707
3.25%, 5/25/45(a)		2,770	3,871,007
3.50%, 4/25/20		6,000	9,380,855

			23,071,569

Germany – 7.2%
Bundesobligation Series 158 1.75%, 10/09/15		34,670	49,099,722

286	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Bundesrepublik Deutschland 1.50%, 5/15/23	EUR	11,380	$15,717,871
2.25%, 9/04/21		2,104	3,132,859
3.25%, 7/04/42		1,735	2,774,925
Series 2007 4.25%, 7/04/39		3,143	5,807,444

			76,532,821

Italy – 2.0%
Italy Buoni Poliennali Del Tesoro 3.50%, 11/01/17		3,455	5,067,874
3.75%, 3/01/21		1,515	2,219,343
4.25%, 9/01/19		2,245	3,411,447
4.50%, 2/01/20(a)		1,665	2,555,070
4.75%, 5/01/17-9/01/21		4,230	6,476,705
5.00%, 9/01/40(a)		1,210	1,837,363

			21,567,802

Japan – 6.8%
Japan Government Ten Year Bond Series 301 1.50%, 6/20/19	JPY	1,447,750	15,198,060
Series 332 0.60%, 12/20/23		1,040,050	10,231,028
Japan Government Thirty Year Bond Series 36 2.00%, 3/20/42		250,050	2,655,992
Japan Government Twenty Year Bond Series 112 2.10%, 6/20/29		2,053,350	23,211,168
Series 143 1.60%, 3/20/33		1,648,700	16,744,276
Series 144 1.50%, 3/20/33		460,050	4,596,952

			72,637,476

Mexico – 0.7%
Mexican Bonos Series M 7.75%, 11/13/42	MXN	90,175	7,088,979

Netherlands – 2.7%
Netherlands Government Bond 1.75%, 7/15/23(a)	EUR	1,735	2,373,004
4.00%, 7/15/19(a)		1,340	2,140,375
4.50%, 7/15/17(a)		15,612	24,447,235

			28,960,614

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	287

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

New Zealand – 0.4%
New Zealand Government Bond Series 423 5.50%, 4/15/23	NZD	4,727	$4,235,423

Poland – 0.3%
Poland Government Bond Series 1021 5.75%, 10/25/21	PLN	8,150	2,969,806

Spain – 1.3%
Spain Government Bond 4.00%, 4/30/20	EUR	1,295	1,935,893
4.80%, 1/31/24		3,425	5,251,315
4.85%, 10/31/20		2,520	3,919,587
5.85%, 1/31/22		2,000	3,286,992

			14,393,787

Sweden – 0.4%
Sweden Government Bond Series 1054 3.50%, 6/01/22	SEK	24,950	4,317,084

United Kingdom – 8.5%
United Kingdom Gilt 1.00%, 9/07/17(a)	GBP	6,835	11,330,185
1.75%, 1/22/17-9/07/22(a)		24,250	40,015,264
2.25%, 9/07/23(a)		2,305	3,708,110
3.75%, 9/07/19(a)		6,245	11,451,250
4.50%, 12/07/42(a)		6,993	13,923,468
4.75%, 12/07/30(a)		5,269	10,538,176

			90,966,453

United States – 4.9%
U.S. Treasury Bonds 3.625%, 8/15/43	U.S.$	1,690	1,701,090
4.50%, 2/15/36		5,630	6,595,894
4.625%, 2/15/40		21,888	26,162,511
5.375%, 2/15/31		2,225	2,849,391
U.S. Treasury Notes 0.25%, 7/31/15		15,430	15,444,473

			52,753,359

Total Governments - Treasuries (cost $513,721,505)			517,264,143

288	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 25.4%
Industrial – 11.9%
Basic – 1.4%
Air Products & Chemicals, Inc. 2.75%, 2/03/23	U.S.$	2,067	$1,947,633
Barrick North America Finance LLC 4.40%, 5/30/21		1,304	1,320,048
Dow Chemical Co. (The) 8.55%, 5/15/19		1,640	2,121,196
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 3/15/18		1,077	1,085,400
Gerdau Trade, Inc. 4.75%, 4/15/23(a)		2,415	2,289,698
5.75%, 1/30/21(a)		122	126,575
Glencore Funding LLC 4.125%, 5/30/23(a)		1,455	1,397,018
Minsur SA 6.25%, 2/07/24(a)		714	735,931
Rio Tinto Finance USA PLC 2.875%, 8/21/22		2,220	2,115,973
3.50%, 3/22/22		760	762,636
Samarco Mineracao SA 4.125%, 11/01/22(a)		475	435,813
5.75%, 10/24/23(a)		960	964,800

			15,302,721

Capital Goods – 0.2%
Republic Services, Inc. 3.80%, 5/15/18		85	91,048
5.25%, 11/15/21		1,213	1,362,866

			1,453,914

Communications - Media – 2.1%
21st Century Fox America, Inc. 4.50%, 2/15/21		890	970,196
6.55%, 3/15/33		1,383	1,642,943
CBS Corp. 5.75%, 4/15/20		1,410	1,609,492
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		1,906	2,713,214
Comcast Corp. 4.25%, 1/15/33		965	951,830
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 4.60%, 2/15/21		1,870	1,971,021
4.75%, 10/01/14		1,200	1,229,063

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	289

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Globo Comunicacao e Participacoes SA 5.307%, 5/11/22(a)(b)	U.S.$	681	$709,942
Myriad International Holdings BV 6.00%, 7/18/20(a)		1,582	1,705,237
Omnicom Group, Inc. 3.625%, 5/01/22		1,008	1,005,490
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		2,894	3,678,925
Time Warner Cable, Inc. 4.125%, 2/15/21		1,837	1,919,882
Time Warner Entertainment Co. LP 8.375%, 3/15/23		1,305	1,715,443
WPP Finance 2010 4.75%, 11/21/21		417	445,252

			22,267,930

Communications - Telecommunications – 1.5%
American Tower Corp. 5.05%, 9/01/20		2,750	2,991,906
AT&T, Inc. 4.30%, 12/15/42		463	411,443
4.45%, 5/15/21		1,694	1,824,523
British Telecommunications PLC 2.00%, 6/22/15		1,215	1,235,747
Deutsche Telekom International Finance BV 4.875%, 3/06/42(a)		2,586	2,577,570
United States Cellular Corp. 6.70%, 12/15/33		1,391	1,363,008
Verizon Communications, Inc. 5.15%, 9/15/23		2,254	2,468,869
6.55%, 9/15/43		2,358	2,886,621

			15,759,687

Consumer Cyclical - Automotive – 0.8%
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)		2,465	2,561,253
Nissan Motor Acceptance Corp. 2.35%, 3/04/19(a)		2,650	2,644,625
Toyota Motor Credit Corp. 3.30%, 1/12/22		3,270	3,335,780

			8,541,658

Consumer Cyclical - Entertainment – 0.5%
Time Warner, Inc. 4.70%, 1/15/21		1,460	1,592,010
7.625%, 4/15/31		2,810	3,702,982

			5,294,992

290	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.2%
Wyndham Worldwide Corp. 2.50%, 3/01/18	U.S.$	1,620	$1,639,220

Consumer Cyclical - Retailers – 0.1%
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22		1,133	1,165,749

Consumer Non-Cyclical – 1.3%
Actavis, Inc. 3.25%, 10/01/22		999	959,097
Ahold Finance USA LLC 6.875%, 5/01/29		3,105	3,823,298
Alicorp SAA 3.875%, 3/20/23(a)		1,060	983,804
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		481	507,755
Kroger Co. (The) 3.40%, 4/15/22		242	242,163
McKesson Corp. 2.70%, 12/15/22		1,201	1,126,277
Reynolds American, Inc. 3.25%, 11/01/22		1,269	1,206,153
Tesco PLC Series E 6.125%, 2/24/22	GBP	1,300	2,474,279
Teva Pharmaceutical Finance Co. BV Series 2 3.65%, 11/10/21	U.S.$	1,852	1,853,150
Thermo Fisher Scientific, Inc. 4.15%, 2/01/24		955	981,464

			14,157,440

Energy – 1.9%
Anadarko Petroleum Corp. 5.95%, 9/15/16		735	820,976
6.45%, 9/15/36		877	1,040,202
Nabors Industries, Inc. 5.10%, 9/15/23(a)		2,590	2,638,879
Noble Energy, Inc. 8.25%, 3/01/19		2,858	3,599,545
Noble Holding International Ltd. 4.90%, 8/01/20		251	272,927
Occidental Petroleum Corp. 1.50%, 2/15/18		2,558	2,544,207
Phillips 66 4.30%, 4/01/22		3,940	4,157,039
Reliance Holdings USA, Inc. 5.40%, 2/14/22(a)		2,345	2,442,913

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	291

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Southwestern Energy Co. 4.10%, 3/15/22	U.S.$	823	$845,096
Weatherford International Ltd./Bermuda 9.625%, 3/01/19		1,540	2,010,162

			20,371,946

Technology – 1.1%
Agilent Technologies, Inc. 5.00%, 7/15/20		505	555,653
Baidu, Inc. 2.25%, 11/28/17		788	785,877
EMC Corp./MA 3.375%, 6/01/23		2,675	2,646,600
Hewlett-Packard Co. 2.75%, 1/14/19		1,503	1,524,777
Motorola Solutions, Inc. 3.50%, 3/01/23		1,650	1,577,372
7.50%, 5/15/25		290	352,941
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22		2,995	3,079,848
Total System Services, Inc. 2.375%, 6/01/18		791	787,296
3.75%, 6/01/23		751	712,034

			12,022,398

Transportation - Airlines – 0.3%
Southwest Airlines Co. 5.25%, 10/01/14		1,695	1,738,407
5.75%, 12/15/16		1,115	1,244,871

			2,983,278

Transportation - Services – 0.5%
Asciano Finance Ltd. 3.125%, 9/23/15(a)		2,199	2,260,191
5.00%, 4/07/18(a)		1,163	1,259,227
Ryder System, Inc. 5.85%, 11/01/16		930	1,039,943
7.20%, 9/01/15		908	992,478

			5,551,839

			126,512,772

Financial Institutions – 10.7%
Banking – 7.4%
ABN AMRO Bank NV 2.50%, 10/30/18(a)		2,655	2,667,362
Bank of America Corp.
5.875%, 2/07/42		2,896	3,383,623
7.625%, 6/01/19		1,700	2,117,501
Series L
5.65%, 5/01/18		1,130	1,291,627

292	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Barclays Bank PLC 6.625%, 3/30/22(a)	EUR	1,800	$3,031,015
BNP Paribas SA
5.00%, 1/15/21	U.S.$	2,966	3,302,074
5.186%, 6/29/15(a)		846	869,265
BPCE SA 5.70%, 10/22/23(a)		1,947	2,051,164
Branch Banking & Trust Co. 2.85%, 4/01/21		2,660	2,657,766
Citigroup, Inc.
4.50%, 1/14/22		3,160	3,366,380
8.50%, 5/22/19		790	1,017,556
Compass Bank 5.50%, 4/01/20		4,989	5,280,757
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.95%, 11/09/22		1,486	1,472,996
DNB Bank ASA 4.375%, 2/24/21(a)	EUR	1,675	2,667,113
Fifth Third Bancorp 2.30%, 3/01/19	U.S.$	1,132	1,133,487
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20		920	1,068,719
Series G
7.50%, 2/15/19		2,855	3,496,881
ING Bank NV 3.75%, 3/07/17(a)		3,020	3,225,789
JPMorgan Chase & Co.
4.40%, 7/22/20		1,335	1,453,959
4.625%, 5/10/21		857	940,517
Lloyds Bank PLC 6.50%, 9/14/20(a)		2,702	3,109,691
Macquarie Bank Ltd. 5.00%, 2/22/17(a)		651	708,939
Macquarie Group Ltd. 4.875%, 8/10/17(a)		647	699,795
Morgan Stanley
Series G
5.45%, 1/09/17		1,615	1,796,460
5.50%, 7/24/20		2,455	2,795,180
Murray Street Investment Trust I 4.647%, 3/09/17		272	294,799
Nationwide Building Society 6.25%, 2/25/20(a)		3,415	3,988,037
Nordea Bank AB 3.125%, 3/20/17(a)		2,990	3,143,545

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	293

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Rabobank Capital Funding Trust III 5.254%, 10/21/16(a)	U.S.$	605	$636,763
Skandinaviska Enskilda Banken AB 5.471%, 3/23/15(a)		430	438,600
Standard Chartered Bank Hong Kong Ltd. Series E 5.875%, 6/24/20(a)		724	801,720
Standard Chartered PLC Series E 4.00%, 7/12/22(a)		2,214	2,260,051
State Street Corp. 3.70%, 11/20/23		1,060	1,085,177
Sumitomo Mitsui Banking Corp. 3.00%, 1/18/23		1,377	1,330,981
Svenska Handelsbanken AB 2.875%, 4/04/17		3,000	3,137,400
Turkiye Halk Bankasi AS 3.875%, 2/05/20(a)		1,624	1,457,540
UBS AG/Stamford CT 7.50%, 7/15/25		2,889	3,626,579
Unicredit Luxembourg Finance SA 6.00%, 10/31/17(a)		1,386	1,488,255

			79,295,063

Brokerage – 0.3%
Nomura Holdings, Inc. 2.00%, 9/13/16		2,586	2,620,751

Finance – 0.2%
General Electric Capital Corp. 2.30%, 4/27/17		1,635	1,694,653

Insurance – 2.4%
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16		1,820	2,079,099
American International Group, Inc. 3.375%, 8/15/20		1,050	1,079,010
Coventry Health Care, Inc. 5.95%, 3/15/17		665	751,727
6.125%, 1/15/15		260	272,421
6.30%, 8/15/14		2,060	2,111,978
Five Corners Funding Trust 4.419%, 11/15/23(a)		1,060	1,081,666
Hartford Financial Services Group, Inc. 4.00%, 3/30/15		685	709,149
5.50%, 3/30/20		922	1,054,974
Hartford Financial Services Group, Inc. (The) 5.125%, 4/15/22		600	670,102

294	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Humana, Inc. 6.30%, 8/01/18	U.S.$	369	$431,817
6.45%, 6/01/16		285	317,442
7.20%, 6/15/18		610	732,139
Lincoln National Corp. 8.75%, 7/01/19		791	1,028,923
Markel Corp. 7.125%, 9/30/19		1,105	1,325,135
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(a)		815	1,227,554
MetLife, Inc. 4.75%, 2/08/21		1,085	1,206,726
7.717%, 2/15/19		1,159	1,455,039
Muenchener Rueckversicherungs AG Series E 6.25%, 5/26/42(a)	EUR	1,400	2,340,838
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)	U.S.$	1,080	1,602,495
Prudential Financial, Inc. 5.625%, 6/15/43		2,045	2,111,462
Swiss Re Solutions Holding Corp. 7.00%, 2/15/26		1,295	1,603,794

			25,193,490

Other Finance – 0.2%
ORIX Corp. 4.71%, 4/27/15		2,467	2,570,994

REITS – 0.2%
HCP, Inc. 6.00%, 1/30/17		2,195	2,479,472

			113,854,423

Utility – 2.4%
Electric – 0.5%
Constellation Energy Group, Inc. 5.15%, 12/01/20		504	551,559
Enel Finance International NV Series E 4.875%, 4/17/23(a)	EUR	1,125	1,792,605
Monongahela Power Co. 4.10%, 4/15/24(a)	U.S.$	1,059	1,095,345
TECO Finance, Inc. 4.00%, 3/15/16		745	790,134
5.15%, 3/15/20		915	1,022,111
Union Electric Co. 6.70%, 2/01/19		315	381,355

			5,633,109

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	295

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Natural Gas – 1.8%
Empresa de Energia de Bogota SA ESP 6.125%, 11/10/21(a)	U.S.$	1,515	$1,618,067
Energy Transfer Partners LP 6.70%, 7/01/18		972	1,136,414
7.50%, 7/01/38		2,264	2,766,726
GDF Suez 1.625%, 10/10/17(a)		975	979,436
Kinder Morgan Energy Partners LP 2.65%, 2/01/19		413	415,426
3.50%, 9/01/23		698	659,554
3.95%, 9/01/22		495	494,995
4.15%, 3/01/22		863	871,769
6.85%, 2/15/20		517	615,577
NiSource Finance Corp. 6.80%, 1/15/19		3,445	4,122,166
Talent Yield Investments Ltd. 4.50%, 4/25/22(a)		2,400	2,369,304
Williams Partners LP 4.50%, 11/15/23		425	435,042
5.25%, 3/15/20		2,198	2,448,106

			18,932,582

Other Utility – 0.1%
Veolia Environnement SA Series E 6.125%, 11/25/33	EUR	640	1,129,638

			25,695,329

Non Corporate Sectors – 0.4%
Agencies - Not Government Guaranteed – 0.4%
Abu Dhabi National Energy Co. 3.625%, 1/12/23(a)	U.S.$	819	801,228
4.125%, 3/13/17(a)		757	813,677
Electricite de France 5.25%, 1/29/23(a)		2,143	2,137,642
Petrobras Global Finance BV 4.75%, 1/14/25	EUR	775	1,054,222

			4,806,769

Total Corporates - Investment Grades (cost $252,017,634)			270,869,293

MORTGAGE PASS-THROUGHS – 6.7%
Agency Fixed Rate 30-Year – 4.8%
Federal Home Loan Mortgage Corp. Gold Series 2006 4.50%, 5/01/36	U.S.$	43	46,461

296	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007 5.50%, 7/01/35	U.S.$	1,173	$1,304,736
Federal National Mortgage Association 3.00%, 9/01/42-11/01/43		8,535	8,302,522
3.50%, 3/01/44, TBA		12,635	12,808,731
4.00%, 3/01/44, TBA		22,760	23,855,325
Series 2003 5.50%, 4/01/33		906	1,005,028
Series 2004 5.50%, 4/01/34-11/01/34		2,857	3,169,002
Series 2005 5.50%, 2/01/35		717	795,648
Series 2006 5.00%, 1/01/36		2	2,318
Series 2007 4.50%, 8/01/37		225	241,252

			51,531,023

Agency Fixed Rate 15-Year – 1.5%
Federal National Mortgage Association 3.50%, 3/01/29, TBA		15,225	16,095,680

Agency ARMs – 0.4%
Federal Home Loan Mortgage Corp. 2.496%, 5/01/38(c)		1,583	1,688,638
Federal National Mortgage Association Series 2003 2.56%, 12/01/33(c)		811	872,163
Series 2007 2.333%, 3/01/34(c)		1,586	1,681,867

			4,242,668

Total Mortgage Pass-Throughs (cost $70,970,000)			71,869,371

GOVERNMENTS - SOVEREIGN AGENCIES – 4.6%
Canada – 2.2%
Canada Housing Trust No. 1 3.35%, 12/15/20(a)	CAD	24,915	24,025,548

France – 0.4%
Dexia Credit Local SA/New York, NY 1.25%, 10/18/16(a)	U.S.$	4,014	4,034,546

Germany – 1.9%
FMS Wertmanagement AoeR 1.125%, 9/03/18(a)	EUR	3,900	5,448,415
3.00%, 8/03/18(a)		1,400	2,115,825
KFW 1.125%, 10/16/18		4,460	6,242,572
3.875%, 1/21/19		4,410	6,960,079

			20,766,891

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	297

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Qatar – 0.1%
Qtel International Finance Ltd. 3.875%, 1/31/28(a)	U.S.$	647	$592,011

Total Governments - Sovereign Agencies (cost $51,448,220)			49,418,996

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.2%
Non-Agency Fixed Rate CMBS – 2.7%
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A1A 5.784%, 3/15/49		2,406	2,614,160
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.009%, 12/10/49		3,725	4,216,510
Commercial Mortgage Pass Through Certificates Series 2013-CR6, Class A2 2.122%, 3/10/46		5,420	5,481,278
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 4/10/31(a)		1,615	1,548,346
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4 5.937%, 6/15/29		1,017	1,020,376
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A 5.166%, 12/12/49		3,041	3,323,031
ML-CFC Commercial Mortgage Trust Series 2006-3, Class A4 5.414%, 7/12/46		6,663	7,257,943
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A1A 5.722%, 5/15/43		2,930	3,201,179

			28,662,823

Agency CMBS – 0.5%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2 3.531%, 6/25/20		4,653	4,931,591

Total Commercial Mortgage-Backed Securities (cost $33,233,175)			33,594,414

298	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

COVERED BONDS – 3.0%
Aib Mortgage Bank Series E 4.875%, 6/29/17	EUR	665	$1,014,725
Bank of Ireland Mortgage Bank 3.125%, 11/20/15		580	827,036
Bank of Nova Scotia 1.75%, 3/22/17(a)	U.S.$	2,900	2,964,989
Bank of Scotland PLC Series E 4.75%, 6/08/22	EUR	3,180	5,380,981
BPCE SFH SA 3.625%, 5/12/16(a)		400	589,509
Series E 2.75%, 2/16/17		1,800	2,635,067
Caisse Francaise de Financement Local Series E 3.50%, 9/16/16		883	1,308,028
CaixaBank SA 5.125%, 4/27/16		1,250	1,872,650
Cie de Financement Foncier SA Series E 3.375%, 1/18/16		3,457	5,029,256
National Australia Bank Ltd. 2.00%, 2/22/19(a)	U.S.$	3,190	3,182,531
Nationwide Building Society 3.125%, 10/13/16(a)	EUR	2,610	3,843,157
Santander Consumer Finance SA 3.875%, 3/23/16		1,300	1,893,710
Societe Generale SFH Series E 3.25%, 6/06/16(a)	EUR	900	1,319,713

Total Covered Bonds (cost $29,670,193)			31,861,352

AGENCIES – 2.2%
Agency Debentures – 2.2%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19	U.S.$	1,985	1,978,130
6.75%, 3/15/31		1,345	1,850,748
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		22,014	19,085,324

Total Agencies (cost $21,002,722)			22,914,202

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	299

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 1.8%
Quasi-Sovereign Bonds – 1.8%
Chile – 0.2%
Empresa de Transporte de Pasajeros Metro SA 4.75%, 2/04/24(a)	U.S.$	2,595	$2,671,720

China – 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd. 4.50%, 10/03/23(a)		687	693,265

Kazakhstan – 0.2%
KazMunayGas National Co. JSC 7.00%, 5/05/20(a)		1,990	2,236,163

Malaysia – 0.4%
Petronas Capital Ltd. 5.25%, 8/12/19(a)		3,390	3,836,802

Mexico – 0.2%
Petroleos Mexicanos 4.875%, 1/18/24		2,645	2,718,943

Peru – 0.1%
El Fondo Mivivienda SA 3.50%, 1/31/23(a)		613	551,700

South Korea – 0.3%
Korea National Oil Corp. 3.125%, 4/03/17(a)		2,995	3,119,185

United Arab Emirates – 0.3%
IPIC GMTN Ltd. 3.75%, 3/01/17(a)		3,300	3,514,533

Total Quasi-Sovereigns (cost $18,281,246)			19,342,311

SUPRANATIONALS – 1.0%
European Investment Bank Series E 4.25%, 4/15/19	EUR	5,095	8,165,235
International Bank for Reconstruction & Development 9.25%, 7/15/17	U.S.$	2,340	2,974,770

Total Supranationals (cost $10,697,602)			11,140,005

300	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Non-Agency Floating Rate – 0.6%
Connecticut Avenue Securities Series 2013-C01, Class M1 2.156%, 10/25/23(d)	U.S.$	1,003	$1,014,672
Federal National Mortgage Association Series 2014-C01, Class M1 1.756%, 1/25/24(d)		2,569	2,579,053
Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2 2.355%, 2/25/24(d)		2,665	2,700,680

			6,294,405

Non-Agency Fixed Rate – 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 2.614%, 5/25/35		1,086	1,045,279

Agency Fixed Rate – 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.675%, 5/28/35		392	350,603

Total Collateralized Mortgage Obligations (cost $7,701,420)			7,690,287

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Indonesia – 0.3%
Indonesia Government International Bond 3.375%, 4/15/23(a)		3,326	2,985,085

Qatar – 0.3%
Qatar Government International Bond 4.50%, 1/20/22(a)		2,944	3,223,680

Total Governments - Sovereign Bonds (cost $6,212,569)			6,208,765

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.1%
Ford Auto Securitization Trust Series 2011-R3A, Class A2 1.96%, 7/15/15(a)	CAD	710	641,658
Huntington Auto Trust Series 2011-1A, Class A3 1.01%, 1/15/16(a)	U.S.$	764	765,733

			1,407,391

Home Equity Loans - Floating Rate – 0.1%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.281%, 12/25/32(d)		356	341,629

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	301

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

HSBC Home Equity Loan Trust Series 2005-3, Class A1 0.414%, 1/20/35(d)	U.S.$	421	$418,371

			760,000

Other ABS - Fixed Rate – 0.1%
GE Equipment Midticket LLC Series 2011-1, Class A3 1.00%, 8/24/15		478	478,947

Home Equity Loans - Fixed Rate – 0.0%
CitiFinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.86%, 1/25/33		338	345,405

Total Asset-Backed Securities (cost $3,069,697)			2,991,743

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.3%
United States – 0.3%
California GO 7.625%, 3/01/40 (cost $2,017,356)		1,985	2,768,559

CORPORATES - NON-INVESTMENT GRADES – 0.2%
Financial Institutions – 0.2%
Banking – 0.1%
Societe Generale SA 5.922%, 4/05/17(a)		1,515	1,620,750

Insurance – 0.1%
ING Groep NV 5.775%, 12/08/15		719	744,165

Total Corporates - Non-Investment Grades (cost $2,262,578)			2,364,915

EMERGING MARKETS - CORPORATE BONDS – 0.2%
Industrial – 0.2%
Consumer Non-Cyclical – 0.2%
Raizen Energy Finance Ltd. 7.00%, 2/01/17(a) (cost $2,097,699)		1,885	2,069,730

SHORT-TERM INVESTMENTS – 6.6%
U.S. Treasury Bills – 4.9%
U.S. Treasury Bill Zero Coupon, 4/10/14 (cost $52,688,582)		52,690	52,688,582

302	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Investment Companies – 1.7%
AllianceBerstein Fixed-Income Shares Inc. – Government STIF Portfolio, 0.08%(e) (cost $17,542,612)	17,542,612	$17,542,612

Total Short-Term Investments (cost $70,231,194)		70,231,194

Total Investments – 105.3% (cost $1,094,634,810)		1,122,599,280
Other assets less liabilities – (5.3)%		(56,621,593)

Net Assets – 100.0%		$1,065,977,687

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	283	June 2014	$33,826,151	$33,920,203	$(94,052)
U.S. T-Note 10 Yr (CBT) Futures	170	June 2014	21,089,022	21,170,313	(81,291)
U.S. Long Bond (CBT) Futures	198	June 2014	26,053,695	26,346,375	(292,680)

					$(468,023)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	1,287	USD	1,770	3/12/14	$(5,796)
Barclays Bank PLC	JPY	7,310,314	USD	71,361	4/11/14	(484,748)
Barclays Bank PLC	PLN	9,259	USD	3,062	4/03/14	(3,890)
Barclays Bank PLC	USD	270	MXN	3,533	3/14/14	(3,324)
BNP Paribas SA	CAD	42,537	USD	38,353	4/10/14	(27,554)
BNP Paribas SA	GBP	55,483	USD	91,961	3/13/14	(942,033)
BNP Paribas SA	NZD	5,267	USD	4,370	3/14/14	(42,665)
Royal Bank of Canada	MXN	96,263	USD	7,378	3/14/14	124,657
Royal Bank of Scotland PLC	AUD	56,045	USD	49,858	3/07/14	(143,658)
Royal Bank of Scotland PLC	SEK	26,823	USD	4,137	3/06/14	(46,604)
State Street Bank & Trust Co.	BRL	32,958	USD	13,329	5/05/14	(511,290)
State Street Bank & Trust Co.	EUR	2,521	USD	3,412	3/12/14	$(67,449)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	303

Global Core Bond Portfolio—Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	133	GBP	80	3/13/14	788
UBS AG	EUR	189,067	USD	258,438	3/12/14	(2,529,960)

						$(4,683,526)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate market value of these securities amounted to $317,328,379 or 29.8% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2014.

(c)	Variable rate coupon, rate shown as of February 28, 2014.

(d)	Floating Rate Security. Stated interest rate was in effect at February 28, 2014.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

MXN – Mexican Peso

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CMBS – Commercial Mortgage-Backed Securities

FHLMC – Federal Home Loan Mortgage Corporation

JSC – Joint Stock Company

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

TBA – To Be Announced

See notes to financial statements.

304	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

BOND INFLATION PROTECTION PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 90.5%
United States – 90.5%
U.S. Treasury Inflation Index 0.125%, 4/15/16-7/15/22 (TIPS)(a)	U.S.$	337,697	$343,939,098
0.125%, 1/15/23 (TIPS)		45,924	44,883,878
0.375%, 7/15/23 (TIPS)		34,403	34,394,849
0.625%, 7/15/21 (TIPS)(a)		36,794	38,398,358
0.625%, 1/15/24 (TIPS)		19,414	19,679,242
1.125%, 1/15/21 (TIPS)		14,022	15,096,355
1.25%, 7/15/20 (TIPS)(a)(b)		60,694	66,369,581
1.375%, 7/15/18 (TIPS)		621	683,304
1.375%, 1/15/20 (TIPS)(a)		42,607	46,690,848
1.625%, 1/15/18 (TIPS)		22,540	24,769,853
1.875%, 7/15/19 (TIPS)		24,398	27,547,252
2.00%, 7/15/14-1/15/16 (TIPS)		15,987	16,814,960
2.125%, 1/15/19 (TIPS)		22,602	25,607,583
2.50%, 7/15/16 (TIPS)(a)		3,514	3,870,666

Total Inflation-Linked Securities (cost $700,814,235)			708,745,827

CORPORATES - INVESTMENT GRADES – 14.8%
Industrial – 7.6%
Basic – 1.4%
Barrick North America Finance LLC 4.40%, 5/30/21		596	603,335
Basell Finance Co. BV 8.10%, 3/15/27(c)		590	760,902
Cia Minera Milpo SAA 4.625%, 3/28/23(c)		893	831,026
Dow Chemical Co. (The) 8.55%, 5/15/19		637	823,903
Gerdau Trade, Inc. 4.75%, 4/15/23(c)		1,400	1,327,361
5.75%, 1/30/21(c)		113	117,238
International Paper Co. 4.75%, 2/15/22		1,710	1,854,319
LyondellBasell Industries NV 5.75%, 4/15/24		1,087	1,252,664
Minsur SA 6.25%, 2/07/24(c)		1,402	1,445,063
Rio Tinto Finance USA PLC 2.875%, 8/21/22		1,008	960,766
3.50%, 3/22/22		370	371,284
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23(c)		832	749,055

			11,096,916

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	305

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.4%
CRH Finance Ltd. Series E 7.375%, 5/28/14(c)	EUR	1,100	$1,541,530
Embraer SA 5.15%, 6/15/22	U.S.$	550	568,563
Odebrecht Finance Ltd. 5.125%, 6/26/22(c)		730	728,175

			2,838,268

Communications - Media – 1.1%
21st Century Fox America, Inc. 6.15%, 3/01/37-2/15/41		1,584	1,833,077
CBS Corp. 5.75%, 4/15/20		1,625	1,854,910
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 3.80%, 3/15/22		1,330	1,314,567
Globo Comunicacao e Participacoes SA 5.307%, 5/11/22(c)(d)		606	631,755
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21(c)		906	910,530
Omnicom Group, Inc. 3.625%, 5/01/22		703	701,250
Time Warner Cable, Inc. 7.50%, 4/01/14		1,435	1,442,402

			8,688,491

Communications - Telecommunications – 1.0%
American Tower Corp. 5.05%, 9/01/20		1,355	1,474,194
AT&T, Inc. 5.35%, 9/01/40		1,397	1,433,759
Rogers Communications, Inc. 4.00%, 6/06/22	CAD	150	137,728
Telefonica Emisiones SAU 5.462%, 2/16/21	U.S.$	835	916,344
Verizon Communications, Inc. 5.15%, 9/15/23		1,957	2,143,557
5.50%, 2/15/18		885	1,004,012
7.35%, 4/01/39		780	1,011,252

			8,120,846

Consumer Cyclical - Automotive – 0.4%
Ford Motor Credit Co. LLC 5.00%, 5/15/18		337	374,576
5.875%, 8/02/21		1,166	1,346,115
Harley-Davidson Funding Corp. 5.75%, 12/15/14(c)		1,640	1,704,039

			3,424,730

306	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.6%
Bunge Ltd. Finance Corp. 5.10%, 7/15/15	U.S.$	1,610	$1,699,553
Kroger Co. (The) 3.40%, 4/15/22		1,324	1,324,892
Reynolds American, Inc. 3.25%, 11/01/22		899	854,477
Thermo Fisher Scientific, Inc. 4.15%, 2/01/24		696	715,287

			4,594,209

Energy – 1.3%
Marathon Petroleum Corp. 5.125%, 3/01/21		590	659,835
Nabors Industries, Inc. 5.10%, 9/15/23(c)		715	728,494
Noble Energy, Inc. 8.25%, 3/01/19		1,370	1,725,464
Reliance Holdings USA, Inc. 5.40%, 2/14/22(c)		2,065	2,151,222
Transocean, Inc. 3.80%, 10/15/22		1,555	1,474,736
6.375%, 12/15/21		5	5,609
Valero Energy Corp. 6.125%, 2/01/20		998	1,171,998
Weatherford International Ltd./Bermuda 5.125%, 9/15/20		1,860	2,051,933

			9,969,291

Technology – 0.8%
Baidu, Inc. 2.25%, 11/28/17		280	279,246
3.25%, 8/06/18		977	998,344
Motorola Solutions, Inc. 7.50%, 5/15/25		1,540	1,874,238
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22		2,095	2,154,351
Total System Services, Inc. 2.375%, 6/01/18		530	527,518
3.75%, 6/01/23		542	513,878

			6,347,575

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.75%, 12/15/16		1,615	1,803,109

Transportation - Services – 0.4%
Asciano Finance Ltd. 5.00%, 4/07/18(c)		950	1,028,603

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	307

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ryder System, Inc. 3.15%, 3/02/15	U.S.$	1,105	$1,132,203
5.85%, 11/01/16		630	704,477

			2,865,283

			59,748,718

Financial Institutions – 5.0%
Banking – 2.9%
Bank of America Corp. 5.625%, 7/01/20		705	811,626
Barclays Bank PLC 6.625%, 3/30/22(c)	EUR	830	1,397,635
BNP Paribas SA 5.186%, 6/29/15(c)	U.S.$	502	515,805
BPCE SA 5.70%, 10/22/23(c)		1,390	1,464,365
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands 3.95%, 11/09/22		361	357,841
Credit Suisse AG 6.50%, 8/08/23(c)		1,392	1,513,511
Danske Bank A/S Series E 5.684%, 2/15/17	GBP	772	1,328,304
Goldman Sachs Group, Inc. (The) 1.833%, 11/29/23(e)	U.S.$	1,550	1,582,875
ING Bank NV 2.00%, 9/25/15(c)		1,995	2,024,122
Macquarie Group Ltd. 7.625%, 8/13/19(c)		720	871,186
Morgan Stanley Series G 5.50%, 7/24/20-7/28/21		1,718	1,956,571
Murray Street Investment Trust I 4.647%, 3/09/17		184	199,423
National Capital Trust II Delaware 5.486%, 3/23/15(c)		1,090	1,117,250
PNC Bank NA 3.80%, 7/25/23		1,930	1,948,073
Rabobank Capital Funding Trust III 5.254%, 10/21/16(c)		735	773,587
Royal Bank of Scotland PLC (The) 9.50%, 3/16/22(c)		285	335,473
Skandinaviska Enskilda Banken AB 5.471%, 3/23/15(c)		340	346,800
Standard Chartered PLC Series E 4.00%, 7/12/22(c)		1,900	1,939,520

308	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

UBS AG/Stamford CT 5.875%, 7/15/16	U.S.$	655	$727,601
7.625%, 8/17/22		929	1,102,404

			22,313,972

Insurance – 1.4%
American International Group, Inc. 6.40%, 12/15/20		1,660	1,990,035
Hartford Financial Services Group, Inc. (The) 5.125%, 4/15/22		1,330	1,485,393
6.10%, 10/01/41		760	913,246
Lincoln National Corp. 8.75%, 7/01/19		550	715,433
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(c)		805	1,194,453
Prudential Financial, Inc. 5.625%, 6/15/43		940	970,550
Swiss Re Capital I LP 6.854%, 5/25/16(c)		1,815	1,944,772
XLIT Ltd. 5.25%, 9/15/14		1,590	1,628,647

			10,842,529

REITS – 0.7%
HCP, Inc. 5.375%, 2/01/21		1,877	2,103,276
Health Care REIT, Inc. 5.25%, 1/15/22		1,945	2,140,554
Trust F/1401 5.25%, 12/15/24(c)		1,555	1,547,225

			5,791,055

			38,947,556

Utility – 1.8%
Electric – 0.1%
CMS Energy Corp. 5.05%, 3/15/22		669	746,469
Constellation Energy Group, Inc. 5.15%, 12/01/20		263	287,817

			1,034,286

Natural Gas – 1.7%
DCP Midstream LLC 9.75%, 3/15/19(c)		1,290	1,659,305
Energy Transfer Partners LP 6.125%, 2/15/17		1,645	1,841,791
Enterprise Products Operating LLC 5.20%, 9/01/20		720	810,884

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	309

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Kinder Morgan Energy Partners LP 3.95%, 9/01/22	U.S.$	1,439	$1,438,986
4.15%, 3/01/22		625	631,351
Spectra Energy Capital LLC 8.00%, 10/01/19		1,395	1,695,932
Talent Yield Investments Ltd. 4.50%, 4/25/22(c)		2,090	2,063,269
Williams Cos., Inc. (The) 3.70%, 1/15/23		1,758	1,591,210
Williams Partners LP 3.80%, 2/15/15		1,660	1,708,143

			13,440,871

			14,475,157

Non Corporate Sectors – 0.4%
Agencies - Not Government Guaranteed – 0.4%
CNOOC Finance 2013 Ltd. 3.00%, 5/09/23		1,478	1,338,741
Gazprom OAO Via Gaz Capital SA 6.212%, 11/22/16(c)		1,292	1,430,503

			2,769,244

Total Corporates - Investment Grades (cost $111,102,286)			115,940,675

ASSET-BACKED SECURITIES – 11.7%
Autos - Fixed Rate – 7.5%
Ally Auto Receivables Trust Series 2013-SN1, Class A3 0.72%, 5/20/16		3,017	3,024,049
Ally Master Owner Trust Series 2011-3, Class A2 1.81%, 5/15/16		3,150	3,158,562
Series 2013-1, Class A2 1.00%, 2/15/18		1,555	1,560,907
Series 2014-1, Class A2 1.29%, 1/15/19		2,665	2,664,394
AmeriCredit Automobile Receivables Trust Series 2012-3, Class A3 0.96%, 1/09/17		2,415	2,421,156
Series 2013-1, Class A2 0.49%, 6/08/16		873	873,129
Series 2013-3, Class A3 0.92%, 4/09/18		2,725	2,728,063
Series 2013-4, Class A3 0.96%, 4/09/18		1,085	1,087,911

310	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

ARI Fleet Lease Trust Series 2013-A, Class A2 0.70%, 12/15/15(c)	U.S.$	1,766	$1,765,511
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97%, 2/20/20(c)		3,140	3,241,586
Series 2014-1A, Class A 2.46%, 7/20/20(c)		1,591	1,590,350
Bank of America Auto Trust Series 2012-1, Class A4 1.03%, 12/15/16		1,335	1,345,585
Capital Auto Receivables Asset Trust Series 2013-3, Class A2 1.04%, 11/21/16		2,250	2,260,345
Series 2014-1, Class B 2.22%, 1/22/19		400	402,337
Capital Auto Receivables Asset Trust/Ally Series 2013-1, Class A2 0.62%, 7/20/16		1,469	1,469,181
Enterprise Fleet Financing LLC Series 2014-1, Class A2 0.87%, 9/20/19 (c)		706	705,994
Exeter Automobile Receivables Trust Series 2012-2A, Class A 1.30%, 6/15/17(c)		722	723,861
Series 2013-1A, Class A 1.29%, 10/16/17(c)		665	666,110
Series 2014-1A, Class A 1.29%, 5/15/18(c)		1,045	1,044,956
Fifth Third Auto Trust Series 2013-A, Class A3 0.61%, 9/15/17		1,537	1,539,103
Flagship Credit Auto Trust Series 2013-1, Class A 1.32%, 4/16/18 (c)		583	582,841
Ford Auto Securitization Trust Series 2013-R1A, Class A2 1.676%, 9/15/16(c)	CAD	1,271	1,148,870
Series 2013-R4A, Class A1 1.487%, 8/15/15(c)		726	655,990
Ford Credit Auto Owner Trust Series 2012-D, Class B 1.01%, 5/15/18	U.S.$	645	640,038
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1 0.74%, 9/15/16		1,234	1,235,966

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	311

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1 1.20%, 2/15/19	U.S.$	1,873	$1,872,902
Hertz Vehicle Financing LLC Series 2013-1A, Class A1 1.12%, 8/25/17(c)		4,705	4,701,956
Huntington Auto Trust Series 2011-1A, Class A3 1.01%, 1/15/16(c)		409	410,155
Hyundai Auto Lease Securitization Trust Series 2013-A, Class A3 0.66%, 6/15/16(c)		2,063	2,066,754
Hyundai Auto Receivables Trust Series 2012-B, Class C 1.95%, 10/15/18		585	598,012
Mercedes-Benz Auto Lease Trust Series 2013-A, Class A3 0.59%, 2/15/16		1,315	1,316,420
Mercedes-Benz Master Owner Trust Series 2012-AA, Class A 0.79%, 11/15/17(c)		3,196	3,205,342
Navistar Financial Corp. Owner Trust Series 2012-A, Class A2 0.85%, 3/18/15(c)		174	173,969
Santander Drive Auto Receivables Trust Series 2012-6, Class A2 0.47%, 9/15/15		244	244,011
Series 2013-3, Class C 1.81%, 4/15/19		1,919	1,924,695
Series 2013-4, Class A3 1.11%, 12/15/17		2,105	2,117,501
Series 2013-5, Class A2A 0.64%, 4/17/17		1,151	1,151,628
SMART Trust/Australia Series 2012-4US, Class A2A 0.67%, 6/14/15		512	512,065

			58,832,205

Credit Cards - Fixed Rate – 1.3%
American Express Credit Account Master Trust Series 2012-5, Class A 0.59%, 5/15/18		2,310	2,312,995
Cabela’s Master Credit Card Trust Series 2013-1A, Class A 2.71%, 2/17/26(c)		1,905	1,812,506
Chase Issuance Trust Series 2013-A1, Class A1 1.30%, 2/18/20		2,720	2,697,599

312	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Citibank Credit Card Issuance Trust Series 2005-A9, Class A9 5.10%, 11/20/17	U.S.$	1,300	$1,400,269
World Financial Network Credit Card Master Trust Series 2012-B, Class A 1.76%, 5/17/21		1,310	1,314,766
Series 2013-A, Class A 1.61%, 12/15/21		809	804,881

			10,343,016

Autos - Floating Rate – 1.3%
BMW Floorplan Master Owner Trust Series 2012-1A, Class A 0.555%, 9/15/17(c)(e)		3,034	3,041,585
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2 0.535%, 1/15/18(e)		2,082	2,084,823
GE Dealer Floorplan Master Note Trust Series 2012-3, Class A 0.644%, 6/20/17(e)		3,340	3,349,836
Hertz Fleet Lease Funding LP Series 2013-3, Class A 0.707%, 12/10/27(c)(e)		1,815	1,814,999

			10,291,243

Credit Cards - Floating Rate – 1.0%
Barclays Dryrock Issuance Trust Series 2014-1, Class A 0.51%, 12/16/19(e)		1,685	1,685,020
First National Master Note Trust Series 2013-2, Class A 0.685%, 10/15/19(e)		1,619	1,619,019
Penarth Master Issuer PLC Series 2012-1A, Class A1 0.725%, 3/18/14(c)(e)		2,401	2,401,233
World Financial Network Credit Card Master Trust Series 2014-A, Class A 0.535%, 12/15/19(e)		1,715	1,715,060

			7,420,332

Other ABS - Fixed Rate – 0.6%
CIT Equipment Collateral Series 2012-VT1, Class A3 1.10%, 8/22/16(c)		603	603,124
CNH Equipment Trust Series 2012-A, Class A3 0.94%, 5/15/17		679	681,484

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	313

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2013-C, Class A2 0.63%, 1/17/17	U.S.$	1,480	$1,481,337
Series 2013-D, Class A2 0.49%, 3/15/17		1,868	1,868,650
GE Equipment Midticket LLC Series 2011-1, Class A3 1.00%, 8/24/15		240	240,572

			4,875,167

Total Asset-Backed Securities (cost $91,883,479)			91,761,963

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.6%
Non-Agency Fixed Rate CMBS – 7.8%
Banc of America Commercial Mortgage Trust Series 2006-5, Class A1A 5.415%, 9/10/47		2,466	2,687,790
Series 2007-5, Class AM 5.772%, 2/10/51		618	660,035
CGRBS Commercial Mortgage Trust Series 2013-VN05 3.369%, 3/13/23(c)		1,970	1,917,823
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A1A 5.784%, 3/15/49		576	625,905
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class A4 5.77%, 5/15/46		2,263	2,517,150
Commercial Mortgage Pass-Through Certificates Series 2013-SFS, Class A1 1.873%, 4/12/35(c)		943	921,201
Credit Suisse Commercial Mortgage Trust Series 2006-C3, Class AJ 5.79%, 6/15/38		770	768,837
Extended Stay America Trust Series 2013-ESH7, Class A17 2.295%, 12/05/31(c)		1,320	1,307,557
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, 3/10/39		3,382	3,727,788
Series 2007-GG9, Class AM 5.475%, 3/10/39		1,282	1,387,257

314	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.706%, 12/10/27(c)	U.S.$	2,029	$2,034,302
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 4/10/31(c)		1,791	1,741,265
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-LN2, Class A1A 4.838%, 7/15/41(c)		2,226	2,248,732
Series 2006-CB15, Class A4 5.814%, 6/12/43		1,968	2,136,015
Series 2007-CB18, Class A1A 5.431%, 6/12/47		3,797	4,181,791
Series 2007-CB19, Class AM 5.712%, 2/12/49		700	762,270
Series 2007-CB20, Class A1A 5.746%, 2/12/51		3,374	3,796,512
Series 2007-LD12, Class AM 6.011%, 2/15/51		598	669,242
Series 2007-LDPX, Class A1A 5.439%, 1/15/49		3,889	4,304,198
Series 2010-C2, Class A1 2.749%, 11/15/43(c)		1,325	1,358,640
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2 4.96%, 7/12/38		717	716,930
Series 2006-C2, Class A1A 5.739%, 8/12/43		1,280	1,402,314
ML-CFC Commercial Mortgage Trust Series 2006-3, Class A4 5.414%, 7/12/46		3,160	3,441,857
Series 2006-4, Class A1A 5.166%, 12/12/49		4,792	5,237,710
Morgan Stanley Capital I Trust Series 2007-T27, Class A1A 5.65%, 6/11/42		3,005	3,386,646
Motel 6 Trust Series 2012-MTL6, Class A2 1.948%, 10/05/25(c)		1,518	1,507,339
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4 3.091%, 8/10/49		317	310,304
Series 2012-C4, Class A5 2.85%, 12/10/45		637	609,727
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A1A 5.722%, 5/15/43		3,203	3,499,267

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	315

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

WF-RBS Commercial Mortgage Trust Series 2013-C14, Class A5 3.337%, 6/15/46	U.S.$	1,776	$1,753,871

			61,620,275

Non-Agency Floating Rate CMBS – 0.4%
Extended Stay America Trust Series 2013-ESFL, Class A2FL 0.858%, 12/05/31(c)(e)		1,010	1,005,575
GS Mortgage Securities Corp. II Series 2013-KYO, Class A 1.007%, 11/08/29(c)(e)		2,035	2,029,938

			3,035,513

Agency CMBS – 0.4%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A1 2.746%, 12/25/19		2,812	2,934,010

Total Commercial Mortgage-Backed Securities (cost $67,789,546)			67,589,798

CORPORATES - NON-INVESTMENT GRADES – 2.2%
Financial Institutions – 1.2%
Banking – 1.2%
Bank of America Corp. Series U 5.20%, 6/01/23		857	805,580
Barclays Bank PLC 7.625%, 11/21/22		1,213	1,340,365
Citigroup, Inc. 5.95%, 1/30/23		1,164	1,149,450
Credit Agricole SA 7.875%, 1/23/24(c)		368	395,600
Credit Suisse Group AG 7.50%, 12/11/23(c)		305	335,881
HBOS Capital Funding LP 4.939%, 5/23/16	EUR	2,440	3,165,857
6.071%, 6/30/14(c)	U.S.$	769	770,923
Societe Generale SA 4.196%, 1/26/15	EUR	396	551,136
5.922%, 4/05/17(c)	U.S.$	230	246,054
7.875%, 12/18/23(c)		723	766,380

			9,527,226

316	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Finance – 0.0%
SLM Corp. 7.25%, 1/25/22	U.S.$	132	$145,200

			9,672,426

Industrial – 0.8%
Capital Goods – 0.1%
Sealed Air Corp. 5.25%, 4/01/23(c)		672	682,080

Communications - Media – 0.2%
DISH DBS Corp. 5.00%, 3/15/23		835	828,737
Sirius XM Holdings, Inc. 4.625%, 5/15/23(c)		844	793,360

			1,622,097

Communications - Telecommunications – 0.2%
Sprint Corp. 7.875%, 9/15/23(c)		810	897,075
T-Mobile USA, Inc. 6.625%, 4/01/23		765	822,375

			1,719,450

Consumer Cyclical - Automotive – 0.0%
Dana Holding Corp. 6.00%, 9/15/23		295	305,325

Consumer Cyclical - Other – 0.1%
MCE Finance Ltd. 5.00%, 2/15/21(c)		385	384,038

Energy – 0.2%
Cimarex Energy Co. 5.875%, 5/01/22		596	643,680
Denbury Resources, Inc. 4.625%, 7/15/23		836	787,930

			1,431,610

			6,144,600

Utility – 0.2%
Natural Gas – 0.2%
ONEOK, Inc. 4.25%, 2/01/22		1,321	1,279,523
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		229	214,115

			1,493,638

Total Corporates – Non-Investment Grades (cost $16,734,215)			17,310,664

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	317

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 1.5%
Quasi-Sovereign Bonds – 1.5%
Chile – 0.1%
Empresa de Transporte de Pasajeros Metro SA 4.75%, 2/04/24(c)	U.S.$	586	$603,325

China – 0.3%
Sinopec Group Overseas Development 2013 Ltd. 4.375%, 10/17/23(c)		1,910	1,909,082

Indonesia – 0.1%
Perusahaan Listrik Negara PT 5.50%, 11/22/21(c)		1,083	1,099,245

Kazakhstan – 0.2%
KazMunayGas National Co. JSC 7.00%, 5/05/20(c)		1,328	1,492,274

Malaysia – 0.2%
Petronas Capital Ltd. 5.25%, 8/12/19(c)		1,500	1,697,700

Mexico – 0.1%
Petroleos Mexicanos 3.50%, 7/18/18		1,025	1,063,438

South Korea – 0.3%
Korea National Oil Corp. 3.125%, 4/03/17(c)		2,070	2,155,830

United Arab Emirates – 0.2%
IPIC GMTN Ltd. 3.75%, 3/01/17(c)		1,695	1,805,192

Total Quasi-Sovereigns (cost $11,412,593)			11,826,086

MORTGAGE PASS-THROUGHS – 1.3%
Agency Fixed Rate 30-Year – 1.0%
Federal National Mortgage Association Series 2013 3.50%, 12/01/42		7,300	7,423,482

Agency ARMs – 0.3%
Federal Home Loan Mortgage Corp. 2.375%, 11/01/35(e)		1,715	1,831,711
2.496%, 5/01/38(f)		817	871,555

			2,703,266

Total Mortgage Pass-Throughs (cost $9,981,587)			10,126,748

318	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 1.3%
Brazil – 1.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17 (cost $9,620,945)	BRL	24,460	$9,904,279

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Non-Agency Floating Rate – 0.7%
Fannie Mae Connecticut Avenue Securities Series 2014-C01, Class M2 4.556%, 1/25/24(e)	U.S.$	544	554,489
Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.406%, 11/25/23(e)		1,940	1,949,789
Series 2014-DN1, Class M2 2.355%, 2/25/24(e)		1,170	1,185,664
Series 2014-DN1, Class M3 4.655%, 2/25/24(e)		1,375	1,407,236

Total Collateralized Mortgage Obligations (cost $5,029,235)			5,097,178

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Communications - Telecommunications – 0.2%
Comcel Trust (Cayman Islands) 6.875%, 2/06/24(c)		387	400,061
Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 5/30/23(c)		322	298,096
VimpelCom Holdings BV 5.20%, 2/13/19(c)		497	495,922

			1,194,079

Consumer Non - Cyclical – 0.2%
Marfrig Overseas Ltd. 9.50%, 5/04/20(c)		760	746,700
Virgolino de Oliveira Finance Ltd. 10.50%, 1/28/18(c)		761	452,795
11.75%, 2/09/22(c)		560	329,000

			1,528,495

Total Emerging Markets – Corporate Bonds (cost $2,678,551)			2,722,574

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	319

Bond Inflation Protection Portfolio—Portfolio of Investments

Company			Shares	U.S. $ Value

PREFERRED STOCKS – 0.3%
Financial Institutions – 0.3%
Banking – 0.2%
Morgan Stanley 7.125%			30,000	$802,200
State Street Corp. 5.90%			27,400	695,960

				1,498,160

Insurance – 0.1%
Allstate Corp. (The) 5.10%			41,400	1,034,172

Total Preferred Stocks (cost $2,541,528)				2,532,332

			Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 4/15/23(c)	U.S.$		971	871,473

Qatar – 0.2%
Qatar Government International Bond 4.50%, 1/20/22(c)			1,445	1,582,275

Total Governments – Sovereign Bonds (cost $2,394,218)				2,453,748

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Ireland – 0.1%
Bank of Ireland Series MPLE 2.065%, 9/22/15(e) (cost $929,853)		CAD	1,060	909,419

Total Investments – 133.7% (cost $1,032,912,271)				1,046,921,291
Other assets less liabilities – (33.7)%				(264,135,332)

Net Assets – 100.0%				$782,785,959

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2Yr (CBT) Futures	195	June 2014	$42,866,769	$42,875,625	$8,856

320	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Long Bond (CBT) Futures	36	June 2014	$4,737,035	$4,790,250	$(53,215)
U.S. T-Note 5 Yr (CBT) Futures	674	June 2014	80,561,221	80,785,219	(223,998)
U.S. T-Note 10 Yr (CBT) Futures	446	June 2014	55,327,668	55,540,937	(213,269)

					$(481,626)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	IDR	46,807,796	USD	4,025	4/11/14	$708
Barclays Bank PLC	USD	1,960	IDR	23,553,274	4/11/14	65,176
BNP Paribas SA	BRL	4,652	USD	1,994	3/06/14	9,651
BNP Paribas SA	USD	1,915	BRL	4,652	3/06/14	68,660
BNP Paribas SA	USD	3,899	GBP	2,339	3/13/14	17,553
BNP Paribas SA	CAD	3,397	USD	3,063	4/10/14	(2,201)
Credit Suisse International	SEK	25,373	USD	3,885	3/06/14	(72,595)
Goldman Sachs Bank USA	BRL	9,901	USD	4,159	5/05/14	1,349
Goldman Sachs Bank USA	BRL	5,488	USD	2,201	5/05/14	(103,277)
JPMorgan Chase Bank, NA	GBP	3,079	USD	5,099	3/13/14	(55,345)
Royal Bank of Scotland PLC	BRL	4,652	USD	1,986	3/06/14	2,330
Royal Bank of Scotland PLC	USD	1,994	BRL	4,652	3/06/14	(9,651)
Royal Bank of Scotland PLC	USD	1,957	BRL	4,652	5/05/14	(3,635)
Standard Chartered Bank	USD	3,917	SEK	25,378	3/06/14	40,671
State Street Bank & Trust Co.	EUR	115	USD	159	3/12/14	57
State Street Bank & Trust Co.	EUR	5,062	USD	6,916	3/12/14	(71,542)
State Street Bank & Trust Co.	USD	73	GBP	44	3/13/14	144
State Street Bank & Trust Co.	BRL	13,129	USD	5,409	4/02/14	(150,047)
State Street Bank & Trust Co.	USD	206	CAD	229	4/10/14	227

						$(261,767)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS(see Note C)

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21 5 Year Index, 12/20/18*	(5.00)%	3.09%	$6,245	$(567,085)	$(325,554)
CDX-NAHY Series 21 5 Year Index, 12/20/18*	(5.00)	3.09	15,580	(1,414,761)	(352,702)
CDX-NAIG Series 21 5 Year Index, 12/20/18*	(1.00)	0.64	23,410	(443,094)	(51,083)

				$(2,424,940)	$(729,339)

*	Termination date

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	321

Bond Inflation Protection Portfolio—Portfolio of Investments

CENTRALLY CLEARED INTEREST RATE SWAPS(see Note C)

				Rate Type
Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	17,400	1/13/17	3 Month BBR	3.170%	$71,438
Morgan Stanley & Co., LLC/(CME Group)		15,420	2/13/17	3 Month BBR	3.245%	98,226
Morgan Stanley & Co., LLC/(CME Group)		4,910	1/14/24	2.980%	3 Month LIBOR	(121,501)
Morgan Stanley & Co., LLC/(CME Group)		4,330	2/14/24	2.889%	3 Month LIBOR	(57,223)

						$(9,060)

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
Societe Generale, 5.25% 3/28/13, 12/20/17*	3.00%	0.69%	EUR	1,400	$178,715	$64,266	$114,449
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.45		2,140	44,672	(53,494)	98,166

					$223,387	$10,772	$212,615

*	Termination date

322	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

INTEREST RATE SWAPS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,590	1/17/22	2.050%	3 MonthLIBOR	$179,799
JPMorgan Chase Bank, NA	8,040	5/17/21	3.268%	3 MonthLIBOR	(636,237)
Morgan Stanley Capital Services LLC	46,600	3/12/14	0.563%	3 MonthLIBOR	(105,586)
Morgan Stanley Capital Services LLC	5,480	2/21/42	2.813%	3 MonthLIBOR	764,204
Morgan Stanley Capital Services LLC	3,990	3/06/42	2.804%	3 MonthLIBOR	514,078

					$716,258

INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$29,200	4/15/15	1.209%	CPI	#	$(12,816)
Morgan Stanley Capital Services LLC	36,700	7/15/15	1.675%	CPI#		12,420
Morgan Stanley Capital Services LLC	10,900	7/15/17	1.955%	CPI	#	(4,932)

						$(5,328)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate	Maturity	U.S. $ Value at February 28, 2014
Bank of America+	0.08%	—	$7,194,048
Barclays Capital	0.13%	3/07/14	17,595,342
Barclays Capital+	0.06%	—	14,007,050
JPMorgan Chase	0.10%	3/13/14	49,883,184
JPMorgan Chase	0.12%	4/07/14	81,208,808
JPMorgan Chase	0.12%	4/15/14	24,195,459

			$194,083,891

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	323

Bond Inflation Protection Portfolio—Portfolio of Investments

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on February 28, 2014

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $280,326,024.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $583,108.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate market value of these securities amounted to $106,434,199 or 13.6% of net assets.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2014.

(e)	Floating Rate Security. Stated interest rate was in effect at February 28, 2014.

(f)	Variable rate coupon, rate shown as of February 28, 2014.

Currency Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– Great British Pound
IDR	– Indonesian Rupiah
SEK	– Swedish Krona
USD	– United States Dollar

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CBT	– Chicago Board of Trade
CDX-NAHY	– North American High Yield Credit Default Swap Index
CDX-NAIG	– North American Investment Grade Credit Default Swap Index
CMBS	– Commercial Mortgage-Backed Securities
FHLMC	– Federal Home Loan Mortgage Corporation
JSC	– Joint Stock Company
LIBOR	– London Interbank Offered Rates
OJSC	– Open Joint Stock Company
REIT	– Real Estate Investment Trust
TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

324	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

HIGH-YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 71.4%
Industrial – 58.9%
Basic – 5.8%
AK Steel Corp. 8.75%, 12/01/18	U.S.$	355	$399,819
Aleris International, Inc. 7.625%, 2/15/18		519	548,842
7.875%, 11/01/20		230	244,375
ArcelorMittal 6.00%, 3/01/21(a)		600	648,000
6.125%, 6/01/18		1,330	1,463,000
7.25%, 3/01/41		61	62,068
7.50%, 10/15/39		837	872,572
Arch Coal, Inc. 7.25%, 6/15/21		594	478,170
Ashland, Inc. 3.875%, 4/15/18		65	67,275
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV 5.75%, 2/01/21(b)	EUR	280	408,707
7.375%, 5/01/21(b)	U.S.$	535	577,800
Axiall Corp. 4.875%, 5/15/23(b)		242	238,975
Commercial Metals Co. 6.50%, 7/15/17		1,016	1,137,920
FMG Resources August 206 Pty Ltd. 6.875%, 4/01/22(a)(b)		485	526,225
8.25%, 11/01/19(b)		500	551,250
GrafTech International Ltd. 6.375%, 11/15/20		365	375,038
Hexion US Finance Corp. 6.625%, 4/15/20		901	931,409
Huntsman International LLC 8.625%, 3/15/21		831	939,030
INEOS Finance PLC 7.50%, 5/01/20(b)		376	413,600
8.375%, 2/15/19(b)		425	470,688
INEOS Group Holdings SA 5.75%, 2/15/19(b)	EUR	275	391,919
5.875%, 2/15/19(b)	U.S.$	375	386,250
6.125%, 8/15/18(b)		345	357,075
JMC Steel Group, Inc. 8.25%, 3/15/18(b)		696	723,840
Kerling PLC 10.625%, 2/01/17(b)	EUR	255	375,735

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	325

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(b)	U.S.$	897	$1,006,882
Molycorp, Inc. 3.25%, 6/15/16(a)		667	530,265
10.00%, 6/01/20		869	869,000
Momentive Performance Materials, Inc. 8.875%, 10/15/20		461	493,270
Novelis, Inc./GA 8.75%, 12/15/20		509	572,625
Peabody Energy Corp. 6.00%, 11/15/18		682	738,265
6.25%, 11/15/21(a)		659	680,417
PetroLogistics LP/ PetroLogistics Finance Corp. 6.25%, 4/01/20		288	292,320
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(b)		501	522,167
Ryerson, Inc./ Joseph T. Ryerson & Son, Inc. 9.00%, 10/15/17		400	436,000
11.25%, 10/15/18		170	190,825
Steel Dynamics, Inc. 5.25%, 4/15/23		307	315,443
6.125%, 8/15/19		515	562,637
Thompson Creek Metals Co., Inc. 9.75%, 12/01/17		500	558,750
TPC Group, Inc. 8.75%, 12/15/20(b)		422	455,760

			21,814,208

Capital Goods – 4.6%
Accudyne Industries Borrower/ Accudyne Industries LLC 7.75%, 12/15/20(b)		328	350,960
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc. 7.375%, 10/15/17(b)	EUR	650	954,535
BC Mountain LLC/ BC Mountain Finance, Inc. 7.00%, 2/01/21(b)	U.S.$	403	400,985
Befesa Zinc SAU Via Zinc Capital SA 8.875%, 5/15/18(b)	EUR	100	148,065
Beverage Packaging Holdings Luxembourg II SA/ Beverage Packaging Holdings II Is 5.625%, 12/15/16(b)	U.S.$	575	592,969
6.00%, 6/15/17(b)		171	177,840
Bombardier, Inc. 6.125%, 1/15/23(b)		967	979,087

326	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CNH Capital LLC 3.625%, 4/15/18	U.S.$	770	$781,550
Graphic Packaging International, Inc. 7.875%, 10/01/18		500	535,625
HD Supply, Inc. 7.50%, 7/15/20		1,060	1,160,700
8.125%, 4/15/19		300	337,500
Manitowoc Co., Inc. (The) 8.50%, 11/01/20		572	648,505
Masco Corp. 7.125%, 3/15/20		650	752,375
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/21(b)		308	329,560
Nuverra Environmental Solutions, Inc. 9.875%, 4/15/18		190	190,238
Rexel SA 5.25%, 6/15/20(b)		502	510,785
6.125%, 12/15/19(b)		645	680,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.25%, 2/15/21(a)		1,999	2,183,907
9.00%, 4/15/19		1,005	1,080,375
9.875%, 8/15/19		400	451,000
RSI Home Products, Inc. 6.875%, 3/01/18(b)		1,012	1,070,190
Sealed Air Corp. 6.875%, 7/15/33(b)		681	687,810
8.125%, 9/15/19(b)		310	347,588
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/20(b)		188	210,090
10.50%, 1/31/20		330	368,775
TransDigm, Inc. 5.50%, 10/15/20		370	374,625
7.75%, 12/15/18		1,200	1,285,500

			17,591,614

Communications - Media – 7.8%
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(b)	GBP	555	1,038,577
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25%, 2/15/22(b)	U.S.$	186	190,650
CCO Holdings LLC/ CCO Holdings Capital Corp. 5.125%, 2/15/23		785	765,375
5.75%, 1/15/24		623	626,115

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	327

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125%, 12/15/21(b)	U.S.$	644	$642,390
6.375%, 9/15/20(b)		490	518,175
Clear Channel Communications, Inc. 6.875%, 6/15/18		855	801,562
9.00%, 12/15/19(a)		910	955,500
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22		525	555,188
Series A 7.625%, 3/15/20		100	107,500
Series B 6.50%, 11/15/22		1,475	1,570,875
Columbus International, Inc. 11.50%, 11/20/14(b)		698	738,135
Crown Media Holdings, Inc. 10.50%, 7/15/19		470	533,450
CSC Holdings LLC 7.625%, 7/15/18		1,140	1,325,250
DigitalGlobe, Inc. 5.25%, 2/01/21		159	157,410
DISH DBS Corp. 5.00%, 3/15/23		2,900	2,878,250
6.75%, 6/01/21		350	392,000
Gannett Co., Inc. 6.375%, 10/15/23(b)		710	749,050
Hughes Satellite Systems Corp. 7.625%, 6/15/21		965	1,090,450
Intelsat Jackson Holdings SA 5.50%, 8/01/23(a)(b)		2,734	2,703,242
7.25%, 10/15/20		1,900	2,066,250
Mediacom Broadband LLC/Mediacom Broadband Corp. 6.375%, 4/01/23		530	559,150
Radio One, Inc. 9.25%, 2/15/20(b)		308	323,400
RR Donnelley & Sons Co. 7.25%, 5/15/18		824	955,840
Sinclair Television Group, Inc. 6.125%, 10/01/22		576	596,160
Sirius XM Holdings, Inc. 4.625%, 5/15/23(b)		263	247,220
5.25%, 8/15/22(b)		165	170,775
5.875%, 10/01/20(b)		381	400,526
Starz LLC/Starz Finance Corp. 5.00%, 9/15/19		745	773,869
Telenet Finance III Luxembourg SCA 6.625%, 2/15/21(b)	EUR	420	630,452

328	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Townsquare Radio LLC/ Townsquare Radio, Inc. 9.00%, 4/01/19(b)	U.S.$	332	$367,690
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/23(b)		580	600,300
6.25%, 1/15/29(b)	EUR	126	185,223
7.50%, 3/15/19(b)	U.S.$	402	437,013
Univision Communications, Inc. 5.125%, 5/15/23(b)		514	526,850
6.75%, 9/15/22(b)		335	371,850
8.50%, 5/15/21(b)		650	722,312
UPCB Finance III Ltd. 6.625%, 7/01/20(b)		550	587,813
Virgin Media Finance PLC 6.375%, 4/15/23(b)		545	576,338

			29,438,175

Communications - Telecommunications – 5.6%
CenturyLink, Inc. Series T 5.80%, 3/15/22		265	271,625
Series U 7.65%, 3/15/42		680	639,200
Series W 6.75%, 12/01/23		335	355,100
Frontier Communications Corp. 7.625%, 4/15/24		258	273,480
7.875%, 1/15/27		127	127,318
9.00%, 8/15/31		545	569,525
InterXion Holding NV 6.00%, 7/15/20(b)	EUR	213	314,593
Level 3 Communications, Inc. 8.875%, 6/01/19	U.S.$	169	186,323
Level 3 Financing, Inc. 6.125%, 1/15/21(b)		642	678,915
7.00%, 6/01/20		800	872,000
Sprint Capital Corp. 6.875%, 11/15/28		3,030	3,007,275
8.75%, 3/15/32		300	336,750
Sprint Communications, Inc. 6.00%, 11/15/22(a)		785	804,625
9.00%, 11/15/18(b)		945	1,157,625
Sprint Corp. 7.25%, 9/15/21(b)		520	569,400
7.875%, 9/15/23(b)		938	1,038,835
Sunrise Communications Holdings SA 8.50%, 12/31/18 (b)	EUR	350	522,720

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	329

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

T-Mobile USA, Inc. 6.125%, 1/15/22	U.S.$	377	$398,206
6.25%, 4/01/21		900	959,625
6.50%, 1/15/24		715	757,900
6.542%, 4/28/20		600	649,500
6.625%, 4/01/23		239	256,925
6.731%, 4/28/22		420	453,600
6.836%, 4/28/23		241	260,882
Telecom Italia Capital SA 6.375%, 11/15/33		1,050	1,023,750
tw telecom holdings, Inc. 6.375%, 9/01/23		729	780,030
Wind Acquisition Finance SA 6.50%, 4/30/20(b)		1,430	1,576,575
Windstream Corp. 7.50%, 4/01/23		715	750,750
7.875%, 11/01/17		675	772,875
8.125%, 9/01/18		900	960,750

			21,326,677

Consumer Cyclical - Automotive – 2.2%
Affinia Group, Inc. 7.75%, 5/01/21		718	775,440
Allison Transmission, Inc. 7.125%, 5/15/19(b)		298	321,840
Banque PSA Finance SA 4.375%, 4/04/16(b)		546	568,719
Commercial Vehicle Group, Inc. 7.875%, 4/15/19		427	438,209
Dana Holding Corp. 5.375%, 9/15/21		755	777,650
Exide Technologies 8.625%, 2/01/18(c)		586	476,125
General Motors Financial Co., Inc. 3.25%, 5/15/18		369	377,764
6.75%, 6/01/18		760	885,400
LKQ Corp. 4.75%, 5/15/23(b)		720	685,800
Meritor, Inc. 8.125%, 9/15/15		185	201,650
Rhino Bondco S.P.A 5.781%, 12/15/19(b)(d)	EUR	200	276,639
7.25%, 11/15/20(b)		275	401,029
Schaeffler Finance BV 4.25%, 5/15/18(b)		217	311,881
Schaeffler Holding Finance BV 6.875%, 8/15/18(b)(e)		544	801,568

330	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Servus Luxembourg Holding SCA 7.75%, 6/15/18(b)	EUR	384	$570,943
UCI International, Inc. 8.625%, 2/15/19	U.S.$	402	386,925

			8,257,582

Consumer Cyclical - Entertainment – 0.5%
Activision Blizzard, Inc. 5.625%, 9/15/21(b)		636	683,700
6.125%, 9/15/23(b)		382	414,470
ClubCorp Club Operations, Inc. 10.00%, 12/01/18		250	276,563
Greektown Holdings LLC 10.75%, 12/01/13(f)(g)(h)		525	– 0	–
Live Nation Entertainment, Inc. 7.00%, 9/01/20(b)		284	311,690
Regal Entertainment Group 5.75%, 3/15/22		385	393,662

			2,080,085

Consumer Cyclical - Other – 2.2%
Boyd Gaming Corp. 9.00%, 7/01/20		870	946,125
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18		825	396,000
DR Horton, Inc. 6.50%, 4/15/16		1,180	1,292,100
Isle of Capri Casinos, Inc. 7.75%, 3/15/19		545	592,006
Lennar Corp. Series B 6.50%, 4/15/16		1,260	1,370,250
M/I Homes, Inc. 8.625%, 11/15/18		790	854,187
Marina District Finance Co., Inc. 9.875%, 8/15/18		370	398,213
PVH Corp. 7.375%, 5/15/20		765	851,062
Ryland Group, Inc. (The) 6.625%, 5/01/20		335	361,800
Shea Homes LP/Shea Homes Funding Corp. 8.625%, 5/15/19(a)		503	554,558
Standard Pacific Corp. 8.375%, 5/15/18		500	595,000
Wolverine World Wide, Inc. 6.125%, 10/15/20		251	271,080

			8,482,381

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	331

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 2.4%
Asbury Automotive Group, Inc. 8.375%, 11/15/20	U.S.$	357	$402,518
Brighthouse Group PLC 7.875%, 5/15/18(b)	GBP	669	1,178,193
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19	U.S.$	960	1,068,000
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9.00%, 2/15/18(b)(e)		93	95,325
Chinos Intermediate Holdings A, Inc. 7.75%, 5/01/19(b)(e)		566	591,470
CST Brands, Inc. 5.00%, 5/01/23(a)		1,572	1,528,770
L Brands, Inc. 6.625%, 4/01/21		400	448,500
8.50%, 6/15/19		820	994,250
Michaels Stores, Inc. 7.75%, 11/01/18		500	536,250
Murphy Oil USA, Inc. 6.00%, 8/15/23(b)		204	207,570
Neiman Marcus Group Ltd. LLC 8.75%, 10/15/21(b)(e)		139	149,425
New Look Bondco I PLC 8.375%, 5/14/18(b)		370	394,975
Phones4u Finance PLC 9.50%, 4/01/18(b)	GBP	470	826,501
Toys R US – Delaware, Inc. 7.375%, 9/01/16(a)(b)	U.S.$	731	670,692

			9,092,439

Consumer Non-Cyclical – 10.2%
Air Medical Group Holdings, Inc. 9.25%, 11/01/18		750	813,750
Alere, Inc. 6.50%, 6/15/20		62	65,100
8.625%, 10/01/18		739	794,425
ARAMARK Corp. 5.75%, 3/15/20(b)		244	257,420
Big Heart Pet Brands 7.625%, 2/15/19		350	364,437
Biomet, Inc. 6.50%, 10/01/20		465	495,806
Capsugel Finance Co. SCA 9.875%, 8/01/19(b)	EUR	740	1,123,667
Capsugel SA 7.00%, 5/15/19(b)(e)	U.S.$	93	96,488
Care UK Health & Social Care PLC 9.75%, 8/01/17(b)	GBP	510	911,667

332	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cerba European Lab SAS 7.00%, 2/01/20(b)	EUR	850	$1,256,850
CHS/Community Health Systems, Inc. 6.875%, 2/01/22(b)	U.S.$	2,726	2,899,782
7.125%, 7/15/20		685	748,362
Constellation Brands, Inc. 7.25%, 5/15/17		790	914,425
Elli Finance UK PLC 8.75%, 6/15/19(b)	GBP	503	937,058
Endo Finance Co. 5.75%, 1/15/22(b)	U.S.$	225	232,313
Endo Health Solutions, Inc. 7.00%, 7/15/19		670	725,275
7.25%, 1/15/22		255	278,906
Envision Healthcare Corp. 8.125%, 6/01/19		730	783,837
First Quality Finance Co., Inc. 4.625%, 5/15/21(b)		1,535	1,504,300
Forest Laboratories, Inc. 5.00%, 12/15/21(b)		230	246,100
Fresenius Medical Care US Finance, Inc. 6.50%, 9/15/18(b)		385	433,125
HCA, Inc. 6.50%, 2/15/20		1,545	1,743,919
Healthcare Technology Intermediate, Inc. 7.375%, 9/01/18(b)		1,098	1,136,430
Holding Medi-Partenaires SAS 7.00%, 5/15/20(b)	EUR	735	1,053,336
Hologic, Inc. 6.25%, 8/01/20	U.S.$	291	309,187
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 5/15/19		1,010	1,080,700
Jaguar Holding Co. II/ Jaguar Merger Sub, Inc. 9.50%, 12/01/19(b)		995	1,114,400
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/01/18		1,015	1,173,594
Labco SA 8.50%, 1/15/18(b)	EUR	400	588,698
New Albertsons, Inc. 7.45%, 8/01/29	U.S.$	680	574,600
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20		360	389,700
Pinnacle Merger Sub, Inc. 9.50%, 10/01/23(b)		670	723,600
Post Holdings, Inc. 6.75%, 12/01/21(b)		76	81,415
7.375%, 2/15/22		222	241,703
7.375%, 2/15/22(b)		185	201,419

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	333

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Priory Group No. 3 PLC 7.00%, 2/15/18(b)	GBP	665	$1,174,823
R&R Ice Cream PLC 8.375%, 11/15/17(b)	EUR	600	882,012
Salix Pharmaceuticals Ltd. 6.00%, 1/15/21(b)	U.S.$	176	188,320
Smithfield Foods, Inc. 5.25%, 8/01/18(b)		660	692,175
5.875%, 8/01/21(b)		220	226,600
6.625%, 8/15/22		410	442,800
Spectrum Brands, Inc. 6.375%, 11/15/20		48	52,320
6.625%, 11/15/22		464	505,760
6.75%, 3/15/20		900	976,500
Tenet Healthcare Corp. 6.875%, 11/15/31		70	63,350
8.00%, 8/01/20		1,040	1,141,400
8.125%, 4/01/22		1,780	1,993,600
United Surgical Partners International, Inc. 9.00%, 4/01/20		382	430,629
Valeant Pharmaceuticals International 6.375%, 10/15/20(b)		800	874,000
6.875%, 12/01/18(b)		825	877,594
7.00%, 10/01/20(b)		1,215	1,325,869
Voyage Care Bondco PLC 6.50%, 8/01/18(b)	GBP	100	174,572
WellCare Health Plans, Inc. 5.75%, 11/15/20	U.S.$	356	371,130

			38,689,248

Energy – 7.7%
Antero Resources Finance Corp. 7.25%, 8/01/19		250	268,750
Athlon Holdings LP/Athlon Finance Corp. 7.375%, 4/15/21(b)		1,337	1,417,220
ATP Oil & Gas Corp./United States 11.875%, 5/01/15(c)		410	3,075
Atwood Oceanics, Inc. 6.50%, 2/01/20		700	754,250
Basic Energy Services, Inc. 7.75%, 2/15/19		500	533,750
Bill Barrett Corp. 7.625%, 10/01/19		400	431,000
Bonanza Creek Energy, Inc. 6.75%, 4/15/21		123	132,225
Bristow Group, Inc. 6.25%, 10/15/22		222	235,875
Chaparral Energy, Inc. 7.625%, 11/15/22		835	905,975

334	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CHC Helicopter SA 9.25%, 10/15/20	U.S.$	548	$597,593
Chesapeake Energy Corp. 2.50%, 5/15/37		1,225	1,251,031
6.875%, 11/15/20		1,200	1,380,000
CITGO Petroleum Corp. 11.50%, 7/01/17(b)		891	962,280
Denbury Resources, Inc. 4.625%, 7/15/23		315	296,888
Diamondback Energy, Inc. 7.625%, 10/01/21(b)		343	363,580
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19		489	525,675
9.25%, 12/15/17		800	874,000
EP Energy LLC/Everest Acquisition Finance, Inc. 6.875%, 5/01/19		823	887,811
Golden Close Maritime Corp., Ltd. 11.00%, 12/09/15		342	358,840
Hornbeck Offshore Services, Inc. 5.875%, 4/01/20		543	566,077
Key Energy Services, Inc. 6.75%, 3/01/21		901	943,797
Linn Energy LLC/Linn Energy Finance Corp. 7.00%, 11/01/19(b)		2,224	2,318,520
Northern Blizzard Resources, Inc. 7.25%, 2/01/22(b)		570	581,400
Oasis Petroleum, Inc. 6.875%, 3/15/22(b)		1,152	1,249,920
Offshore Group Investment Ltd. 7.50%, 11/01/19		483	520,433
Oil States International, Inc. 6.50%, 6/01/19		722	763,515
Pacific Drilling SA 5.375%, 6/01/20(b)		936	947,700
Petroleum Geo-Services ASA 7.375%, 12/15/18(b)		348	374,970
PHI, Inc. 8.625%, 10/15/18		400	430,000
Pioneer Energy Services Corp. 9.875%, 3/15/18		716	754,485
Precision Drilling Corp. 6.50%, 12/15/21		299	320,678
QEP Resources, Inc. 5.375%, 10/01/22(a)		2,200	2,211,000
Quicksilver Resources, Inc. 7.125%, 4/01/16		593	569,280

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	335

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Range Resources Corp. 5.75%, 6/01/21	U.S.$	526	$565,450
Sanchez Energy Corp. 7.75%, 6/15/21(b)		430	449,350
Seven Generations Energy Ltd. 8.25%, 5/15/20(b)		1,034	1,129,645
Tervita Corp. 8.00%, 11/15/18(b)		811	855,605
10.875%, 2/15/18(b)		375	403,125
W&T Offshore, Inc. 8.50%, 6/15/19(a)		550	595,375
Whiting Petroleum Corp. 5.00%, 3/15/19		299	316,193

			29,046,336

Other Industrial – 2.7%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18(a)(b)		1,010	1,100,900
B456 Systems, Inc. 3.75%, 4/15/16(g)(h)		270	44,550
Belden, Inc. 5.50%, 4/15/23(b)	EUR	425	593,667
General Cable Corp. 6.50%, 10/01/22(b)	U.S.$	387	390,870
Interline Brands, Inc. 10.00%, 11/15/18		590	646,787
Interline Brands, Inc./NJ 7.50%, 11/15/18		704	746,592
Laureate Education, Inc. 9.25%, 9/01/19(b)		889	951,230
Modular Space Corp. 10.25%, 1/31/19(b)		487	508,915
NANA Development Corp. 9.50%, 3/15/19(b)		1,156	1,196,460
New Enterprise Stone & Lime Co., Inc. 11.00%, 9/01/18		924	850,080
13.00%, 3/15/18(e)		350	406,000
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/18(b)		452	480,250
Trionista Holdco GmbH 5.00%, 4/30/20(b)	EUR	413	593,682
Trionista TopCo GmbH 6.875%, 4/30/21(b)		253	378,899
Xella Holdco Finance SA 9.125%, 9/15/18(b)(e)		820	1,211,076

			10,099,958

336	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Services – 1.8%
ADT Corp. (The) 3.50%, 7/15/22	U.S.$	1,300	$1,186,250
6.25%, 10/15/21(b)		270	284,175
Cerved Group SpA 6.375%, 1/15/20(b)	EUR	241	355,938
8.00%, 1/15/21(b)		270	402,764
Gtech SpA 8.25%, 3/31/66(b)		730	1,098,607
Mobile Mini, Inc. 7.875%, 12/01/20	U.S.$	309	345,308
Sabre GLBL, Inc. 8.50%, 5/15/19(b)		847	943,346
ServiceMaster Co./TN 7.00%, 8/15/20		29	30,160
8.00%, 2/15/20		342	365,085
Travelport LLC 10.875%, 9/01/16(b)	EUR	300	417,196
Travelport LLC/Travelport Holdings, Inc. 13.875%, 3/01/16(b)	U.S.$	386	410,607
West Corp. 7.875%, 1/15/19		880	946,000

			6,785,436

Technology – 4.8%
Alcatel-Lucent USA, Inc. 6.75%, 11/15/20(b)		228	242,820
8.875%, 1/01/20(b)		651	738,885
Audatex North America, Inc. 6.00%, 6/15/21(b)		193	206,028
6.125%, 11/01/23(b)		154	164,780
Avaya, Inc. 7.00%, 4/01/19(b)		102	101,235
10.50%, 3/01/21(b)		1,055	999,612
Blackboard, Inc. 7.75%, 11/15/19(b)		334	345,690
BMC Software Finance, Inc. 8.125%, 7/15/21(b)		459	482,524
Brightstar Corp. 9.50%, 12/01/16(b)		883	966,885
CDW LLC/CDW Finance Corp. 8.00%, 12/15/18		436	471,970
8.50%, 4/01/19		1,049	1,153,900
Ceridian Corp. 8.875%, 7/15/19(b)		456	520,980
Ceridian HCM Holding, Inc. 11.00%, 3/15/21(b)		840	960,750
CommScope, Inc. 8.25%, 1/15/19(b)		557	607,130

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	337

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

First Data Corp. 6.75%, 11/01/20(b)	U.S.$	652	$702,530
7.375%, 6/15/19(b)		1,825	1,975,562
8.25%, 1/15/21(b)		355	385,175
11.75%, 8/15/21(b)		450	481,500
12.625%, 1/15/21		492	587,940
First Data Holdings, Inc. 14.50%, 9/24/19(b)(e)		148	147,003
Freescale Semiconductor, Inc. 10.125%, 12/15/16		212	216,505
Goodman Networks, Inc. 12.375%, 7/01/18(b)		775	823,438
Infor US, Inc. 9.375%, 4/01/19		318	359,340
10.00%, 4/01/19	EUR	251	391,495
Iron Mountain, Inc. 5.75%, 8/15/24	U.S.$	533	519,675
Micron Technology, Inc. 5.875%, 2/15/22(b)		188	196,460
MMI International Ltd. 8.00%, 3/01/17(b)		475	475,000
Sanmina Corp. 7.00%, 5/15/19(a)(b)		603	639,180
Sensata Technologies BV 6.50%, 5/15/19(b)		800	858,000
Serena Software, Inc. 10.375%, 3/15/16		702	666,900
SunGard Data Systems, Inc. 7.625%, 11/15/20		800	882,000

			18,270,892

Transportation - Airlines – 0.1%
Air Canada 8.75%, 4/01/20(b)		292	315,360

Transportation - Services – 0.5%
Europcar Groupe SA 11.50%, 5/15/17(b)	EUR	225	358,861
Hertz Corp. (The) 5.875%, 10/15/20	U.S.$	360	381,600
6.75%, 4/15/19		811	868,784
LBC Tank Terminals Holding Netherlands BV 6.875%, 5/15/23(b)		400	423,000

			2,032,245

			223,322,636

Financial Institutions – 7.9%
Banking – 2.7%
ABN AMRO Bank NV 4.31%, 3/10/16	EUR	980	1,362,839

338	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ally Financial, Inc. 8.00%, 11/01/31	U.S.$	501	$623,745
Baggot Securities Ltd. 10.24%, 12/29/49(b)	EUR	169	251,641
Bank of America Corp. Series U 5.20%, 6/01/23	U.S.$	625	587,500
Barclays Bank PLC 7.625%, 11/21/22		200	221,000
7.75%, 4/10/23		719	801,685
BBVA International Preferred SAU 4.952%, 9/20/16(b)	EUR	100	132,509
Commerzbank AG 8.125%, 9/19/23(b)	U.S.$	342	386,460
Countrywide Capital III Series B 8.05%, 6/15/27		600	723,100
Credit Agricole SA 7.875%, 1/23/24(b)		237	254,775
Credit Suisse Group AG 7.50%, 12/11/23(b)		407	448,209
HBOS Capital Funding LP 4.939%, 5/23/16	EUR	217	281,554
6.071%, 6/30/14(b)	U.S.$	665	666,662
HT1 Funding GmbH 6.352%, 6/30/17	EUR	825	1,159,815
LBG Capital No.1 PLC 8.00%, 6/15/20(b)	U.S.$	370	393,125
RBS Capital Trust C 4.243%, 1/12/16	EUR	700	927,562
Societe Generale SA 5.922%, 4/05/17(b)	U.S.$	432	462,154
7.875%, 12/18/23(b)		321	340,260
Zions Bancorporation 5.80%, 6/15/23		350	320,250

			10,344,845

Brokerage – 0.6%
E*Trade Financial Corp. 6.375%, 11/15/19		496	538,160
6.75%, 6/01/16		329	356,143
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13(h)		5,500	1,320,000

			2,214,303

Finance – 2.9%
AerCap Aviation Solutions BV 6.375%, 5/30/17		300	327,000
Aviation Capital Group Corp. 4.625%, 1/31/18(b)		133	138,575

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	339

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CIT Group, Inc. 5.25%, 3/15/18	U.S.$	1,400	$1,519,000
Creditcorp 12.00%, 7/15/18(b)		925	938,875
International Lease Finance Corp. 5.875%, 4/01/19		1,200	1,326,000
8.25%, 12/15/20		635	777,081
8.75%, 3/15/17		433	511,481
8.875%, 9/01/17		687	824,400
Milestone Aviation Group Ltd. (The) 8.625%, 12/15/17(b)		720	770,400
SLM Corp. 4.625%, 9/25/17		470	492,325
4.875%, 6/17/19		965	996,363
5.625%, 8/01/33		234	202,410
7.25%, 1/25/22		37	40,700
8.00%, 3/25/20		1,255	1,449,525
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(b)		555	606,338

			10,920,473

Insurance – 0.6%
American Equity Investment Life Holding Co. 6.625%, 7/15/21		564	595,020
Hartford Financial Services Group, Inc. (The) 8.125%, 6/15/38		820	957,350
Hockey Merger Sub 2, Inc. 7.875%, 10/01/21(b)		365	384,162
Liberty Mutual Group, Inc. 7.80%, 3/15/37(b)		410	444,850

			2,381,382

Other Finance – 1.1%
ACE Cash Express, Inc. 11.00%, 2/01/19(b)		122	107,512
CNG Holdings, Inc./OH 9.375%, 5/15/20(b)		585	555,750
FTI Consulting, Inc. 6.75%, 10/01/20(a)		500	543,750
Gardner Denver, Inc. 6.875%, 8/15/21(b)		539	551,127
Harbinger Group, Inc. 7.75%, 1/15/22(b)		180	181,800
7.875%, 7/15/19		431	467,635
iPayment Holdings, Inc. 15.00%, 11/15/18(e)		3	1,594

340	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

iPayment, Inc. 10.25%, 5/15/18	U.S.$	938	$731,640
National Money Mart Co. 10.375%, 12/15/16		535	532,994
Speedy Group Holdings Corp. 12.00%, 11/15/17(b)		519	537,165

			4,210,967

			30,071,970

Utility – 4.6%
Electric – 2.8%
AES Corp./VA
4.875%, 5/15/23		382	370,540
7.375%, 7/01/21		489	556,238
8.00%, 10/15/17		612	725,220
Calpine Corp.
5.875%, 1/15/24(b)		400	410,000
6.00%, 1/15/22(b)		491	520,460
Enel SpA 8.75%, 9/24/73(b)		386	430,188
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.875%, 8/15/17(b)		994	1,020,092
10.00%, 12/01/20		792	823,680
10.25%, 12/01/20(b)		694	721,760
FirstEnergy Corp. Series A 2.75%, 3/15/18		355	357,813
Series C 7.375%, 11/15/31		322	370,728
GenOn Energy, Inc. 7.875%, 6/15/17		840	846,300
9.50%, 10/15/18(a)		721	742,630
NRG Energy, Inc. 7.875%, 5/15/21		901	1,000,110
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		375	375,938
Techem Energy Metering Service GmbH & Co. KG 7.875%, 10/01/20(b)	EUR	300	467,880
Techem GmbH 6.125%, 10/01/19(b)		300	450,406
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, 10/01/20(b)	U.S.$	761	560,286

			10,750,269

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	341

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Natural Gas – 1.8%
Access Midstream Partners LP/ACMP Finance Corp. 6.125%, 7/15/22	U.S.$	199	$215,915
El Paso LLC Series G 7.80%, 8/01/31		362	383,822
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/01/20(b)		917	990,360
Kinder Morgan Finance Co. LLC 5.70%, 1/05/16		1,765	1,884,138
Kinder Morgan, Inc./DE 5.625%, 11/15/23(b)		168	168,876
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.50%, 8/15/21		381	413,385
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		571	533,885
5.50%, 4/15/23		387	390,870
Sabine Pass Liquefaction LLC 5.875%, 2/01/21(b)(i)		1,000	1,025,000
6.25%, 3/15/22(b)		565	584,775

			6,591,026

			17,341,295

Total Corporates – Non-Investment Grades (cost $253,444,473)			270,735,901

CORPORATES - INVESTMENT GRADES – 6.1%
Financial Institutions – 4.1%
Banking – 2.7%
Barclays Bank PLC 5.926%, 12/15/16(b)		162	171,923
7.434%, 12/15/17(b)		540	599,400
BNP Paribas SA 5.186%, 6/29/15(a)(b)		957	983,317
BPCE SA 5.70%, 10/22/23(b)		202	212,807
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16(b)		410	451,000
8.40%, 6/29/17(b)		330	369,600
Credit Agricole SA 7.589%, 1/30/20	GBP	450	811,496

342	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Credit Suisse AG 6.50%, 8/08/23(b)	U.S.$	475	$516,464
Danske Bank A/S Series E 5.684%, 2/15/17	GBP	330	567,798
HSBC Capital Funding LP/Jersey 10.176%, 6/30/30-12/31/49(b)	U.S.$	674	973,852
JPMorgan Chase & Co. 6.75%, 2/01/24		379	395,107
Series Q 5.15%, 5/01/23		673	635,985
Series R 6.00%, 8/01/23		336	334,320
Nationwide Building Society 6.00%, 12/15/16	GBP	234	405,560
Santander Bank NA 8.75%, 5/30/18	U.S.$	360	433,800
Standard Chartered PLC 5.20%, 1/26/24(a)(b)		549	563,735
UBS AG/Jersey 7.25%, 2/22/22(b)		657	726,806
UBS AG/Stamford CT 7.625%, 8/17/22		650	771,327
Zions Bancorporation 5.65%, 11/15/23		145	152,735

			10,077,032

Finance – 0.3%
General Electric Capital Corp. Series A 7.125%, 6/15/22		800	908,000
HSBC Finance Capital Trust IX 5.911%, 11/30/35		200	206,250

			1,114,250

Insurance – 0.7%
MetLife Capital Trust IV 7.875%, 12/15/37(b)		750	875,625
Mitsui Sumitomo Insurance Co., Ltd. 7.00%, 3/15/72(b)		489	563,126
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(b)		325	482,232
Prudential Financial, Inc. 5.625%, 6/15/43		756	780,570

			2,701,553

REITS – 0.4%
EPR Properties 7.75%, 7/15/20		842	997,390

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	343

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Senior Housing Properties Trust 6.75%, 12/15/21	U.S.$	600	$680,550

			1,677,940

			15,570,775

Industrial – 1.8%
Basic – 0.8%
Basell Finance Co. BV 8.10%, 3/15/27(b)		419	540,369
Braskem Finance Ltd. 6.45%, 2/03/24		247	250,705
Minsur SA 6.25%, 2/07/24(b)		185	190,683
Plains Exploration & Production Co. 6.50%, 11/15/20		344	380,120
6.75%, 2/01/22		1,485	1,640,925

			3,002,802

Communications – Media – 0.3%
Kabel Deutschland Holding AG 6.50%, 7/31/17(b)	EUR	640	940,813

Communications - Telecommunications – 0.3%
Oi SA 5.75%, 2/10/22(b)	U.S.$	210	199,392
Qwest Corp. 6.875%, 9/15/33		720	715,280
Telemar Norte Leste SA 5.50%, 10/23/20(b)		210	205,275

			1,119,947

Consumer Cyclical – Automotive – 0.1%
Delphi Corp. 5.00%, 2/15/23		480	511,800

Consumer Cyclical – Other – 0.0%
Seminole Tribe of Florida, Inc. 6.535%, 10/01/20(b)		94	103,400

Consumer Cyclical – Retailers – 0.2%
Cash America International, Inc. 5.75%, 5/15/18		600	579,750

Energy – 0.1%
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15		506	506,632

			6,765,144

344	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Natural Gas – 0.2%
Empresa de Energia de Bogota SA ESP 6.125%, 11/10/21(b)	U.S.$	350	$373,811
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		420	469,350

			843,161

Total Corporates – Investment Grades (cost $21,564,403)			23,179,080

BANK LOANS – 3.9%
Industrial – 3.7%
Basic – 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.) 4.25%, 6/28/19(d)		597	602,806
Unifrax Holding Co. 5.25%, 11/28/18(d)	EUR	246	338,635

			941,441

Capital Goods – 0.2%
ClubCorp Club Operations, Inc. 4.00%, 7/24/20(d)	U.S.$	516	518,415
NewPage Corporation 2/11/21(j)		380	382,216

			900,631

Communications - Media – 0.3%

TWCC Holding Corp. 7.00%, 6/26/20(d)		1,050	1,015,875

Consumer Cyclical - Automotive – 0.7%
Exide Technologies 9.00%, 10/09/14		1,492	1,514,439
Navistar, Inc. 5.75%, 8/17/17(d)		420	425,426
TI Group Automotive Systems, LLC 5.50%, 3/28/19(d)		772	776,769

			2,716,634

Consumer Cyclical - Entertainment – 0.4%
Alpha Topco Limited 4.50%, 4/30/19(d)		993	1,001,869
Station Casinos LLC 5.00%, 3/02/20(d)		372	372,303

			1,374,172

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	345

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.5%
CityCenter Holdings, LLC 5.00%, 10/16/20(d)	U.S.$	1,000	$1,009,220
La Quinta Intermediate Holdings LLC 2/19/21(j)		220	220,440
New HB Acquisition, LLC 6.75%, 4/09/20(d)		560	581,700

			1,811,360

Consumer Cyclical - Retailers – 0.1%
Harbor Freight Tools USA, Inc. 4.75%, 7/26/19(d)		494	500,059

Consumer Non-Cyclical – 0.4%
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.) 6.50%, 12/31/17(d)		800	810,000
Pharmedium Healthcare Corporation 7.75%, 1/28/22(d)		780	789,750

			1,599,750

Other Industrial – 0.3%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC) 4.00%, 12/13/19(d)		268	268,478
Gardner Denver, Inc. 4.25%, 7/30/20(d)		299	297,867
Veyance Technologies, Inc. 5.25%, 9/08/17(d)		645	649,693

			1,216,038

Services – 0.2%
Travelport LLC (fka Travelport, Inc.) 9.50%, 1/31/16(d)		736	762,384

Technology – 0.4%
MMI International Ltd. (MMI International (Delaware) LLC) 7.25%, 11/20/18(d)		760	755,964
Smart Modular Technologies (Global), Inc. 8.25%, 8/26/17(d)		660	587,178

			1,343,142

			14,181,486

Financial Institutions – 0.2%
Finance – 0.2%
International Lease Finance Corp. (Delos Aircraft, Inc.) 2/26/21(j)		570	571,710

Total Bank Loans (cost $14,624,539)			14,753,196

346	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 3.6%
Industrial – 3.2%
Basic – 0.5%
Gold Fields Orogen Holding BVI Ltd. 4.875%, 10/07/20(b)	U.S.$	700	$609,350
Sappi Papier Holding GmbH 6.625%, 4/15/21(b)		370	377,400
8.375%, 6/15/19(b)		350	388,500
Severstal OAO Via Steel Capital SA 5.90%, 10/17/22(b)		293	284,754
9.25%, 4/19/14(b)		8	8,074
Vedanta Resources PLC 6.00%, 1/31/19(b)		400	397,127

			2,065,205

Capital Goods – 0.2%
Cemex Espana Luxembourg 9.875%, 4/30/19(b)		335	383,575
Cemex SAB de CV 7.25%, 1/15/21(b)		370	395,815

			779,390

Communications - Telecommunications – 0.2%
Comcel Trust (Cayman Islands) 6.875%, 2/06/24(b)		380	392,825
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 4/30/18(b)		158	182,490

			575,315

Consumer Cyclical - Other – 0.3%
Studio City Finance Ltd. 8.50%, 12/01/20(b)		1,025	1,148,000

Consumer Cyclical - Retailers – 0.2%
Office Depot de Mexico SA de CV 6.875%, 9/20/20(b)		730	764,675

Consumer Non-Cyclical – 1.6%
Arcelik AS 5.00%, 4/03/23(b)		498	432,286
Cosan Luxembourg SA 5.00%, 3/14/23(b)		570	515,552
Foodcorp Pty Ltd. 8.75%, 3/01/18(b)	EUR	578	872,307
Marfrig Holding Europe BV 8.375%, 5/09/18(b)	U.S.$	997	957,120
Marfrig Overseas Ltd. 9.50%, 5/04/20(b)		240	235,800

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	347

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Minerva Luxembourg SA 7.75%, 1/31/23(a) (b)	U.S.$	925	$916,906
Tonon Bioenergia SA 9.25%, 1/24/20(a) (b)		775	667,430
USJ Acucar e Alcool SA 9.875%, 11/09/19(a) (b)		850	777,750
Virgolino de Oliveira Finance Ltd. 10.50%, 1/28/18(b)		930	553,350

			5,928,501

Transportation - Airlines – 0.2%
Guanay Finance Ltd. 6.00%, 12/15/20(b)		283	291,844
TAM Capital 3, Inc. 8.375%, 6/03/21(b)		465	488,831

			780,675

			12,041,761

Financial Institutions – 0.4%
Banking – 0.2%
Banco de Reservas de la Republica Dominicana 7.00%, 2/01/23(b)		875	814,625

Finance – 0.2%
Sistema JSFC via Sistema International Funding SA 6.95%, 5/17/19(b)		850	897,079

			1,711,704

Total Emerging Markets - Corporate Bonds (cost $14,155,782)			13,753,465

		Shares
PREFERRED STOCKS – 3.1%
Financial Institutions – 2.8%
Banking – 2.1%
Citigroup, Inc. Series K 6.875%		38,100	987,552
GMAC Capital Trust I 8.125%		37,000	1,004,550
Goldman Sachs Group, Inc. (The) Series J 5.50%		56,800	1,345,592
Morgan Stanley 6.875%		59,700	1,545,036
Royal Bank of Scotland Group PLC Series M 6.40%		45,000	1,026,900
State Street Corp. 5.90%		15,875	403,225

348	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

US Bancorp/MN Series F 6.50%	35,000	$967,050
Wells Fargo & Co. 5.85%	2,300	57,017
Wells Fargo & Co. 6.625%	28,225	755,301

		8,092,223

REITS – 0.7%
DDR Corp. Series K 6.25%	1,000	22,170
Health Care REIT, Inc. Series J 6.50%	16,775	405,452
Kilroy Realty Corp. 6.875%	7,525	181,353
Kilroy Realty Corp. Series H 6.375%	1,000	23,090
Kimco Realty Corp. Series I 6.00%	9,925	226,389
Kimco Realty Corp. Series K 5.625%	5,125	109,419
National Retail Properties, Inc. Series D 6.625%	7,000	166,810
National Retail Properties, Inc. Series E 5.70%	16,350	336,973
Public Storage Series W 5.20%	5,400	111,942
Public Storage Series X 5.20%	1,000	20,730
Sovereign Real Estate Investment Trust 12.00%(b)	624	825,423
Vornado Realty Trust Series K 5.70%	3,875	84,940

		2,514,691

		10,606,914

Industrial – 0.2%
Basic – 0.1%
ArcelorMittal 6.00%	24,350	574,173

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	349

High-Yield Portfolio—Portfolio of Investments

Company		Shares	U.S. $ Value

Consumer Cyclical - Other – 0.1%
Hovnanian Enterprises, Inc. 7.625%		20,250	$316,913

			891,086

Utility – 0.1%
Electric – 0.1%
SCE Trust III 5.75%, 3/15/24		5,525	139,672

Total Preferred Stocks (cost $11,239,502)			11,637,672

		Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
Non-Agency Floating Rate – 2.0%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA4, Class 1A1A 0.346%, 8/25/47(d)	U.S.$	1,560	1,295,951
Fannie Mae Connecticut Avenue Securities Series 2014-C01, Class M2 4.556%, 1/25/24(d)		333	338,890
GreenPoint Mortgage Funding Trust Series 2007-AR3, Class A1 0.376%, 6/25/37(d)		554	464,164
HarborView Mortgage Loan Trust Series 2007-4, Class 2A1 0.374%, 7/19/47(d)		806	693,694
Lehman XS Trust Series 2007-4N, Class 3A2A 0.878%, 3/25/47(d)		270	234,936
Residential Accredit Loans, Inc. Series 2006-QO6, Class A3 0.416%, 6/25/46(d)		2,677	1,223,146
Series 2007-QH6, Class A1 0.346%, 7/25/37(d)		1,523	1,255,318
Series 2007-QO1, Class A1 0.306%, 2/25/47(d)		1,206	932,390
Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.406%, 11/25/23(d)		380	381,917
Series 2014-DN1, Class M3 4.655%, 2/25/24(d)		400	409,378

350	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 1.632%, 8/25/47(d)	U.S.$	576	$507,073

			7,736,857

Non-Agency Fixed Rate – 0.9%
Credit Suisse Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		351	308,681
Residential Accredit Loans, Inc. Series 2005-QA10, Class A31 3.537%, 9/25/35		1,496	1,247,967
Series 2006-QS2, Class 1A8 6.00%, 2/25/36		986	828,677
Series 2006-QS2, Class 1A9 5.50%, 2/25/36		997	815,391

			3,200,716

Total Collateralized Mortgage Obligations (cost $10,495,779)			10,937,573

		Shares
COMMON STOCKS – 2.7%
Air Canada – Class A(h)		45,051	242,078
Amkor Technology, Inc.(h)		46,559	275,629
Beazer Homes USA, Inc.(h)		25,754	597,235
Crown Castle International Corp.(h)		9,194	697,825
DFC Global Corp.(h)		18,969	156,115
Goodyear Tire & Rubber Co. (The)		7,448	200,128
Isle of Capri Casinos, Inc.(h)		29,767	267,903
Keystone Automotive Operations, Inc. Class A(f) (g) (h)		61,065	737,052
Las Vegas Sands Corp.		8,388	715,077
LifePoint Hospitals, Inc.(h)		13,469	730,693
LyondellBasell Industries NV – Class A		6,076	535,174
Mt. Logan Re (Preference Shares)(h)(k)^		1,900	2,050,460
Neenah Enterprises, Inc.(f)(g)(h)		58,199	453,952
Nortek, Inc.(h)		8,380	606,628
Orbitz Worldwide, Inc.(h)		4,800	46,368
Salix Pharmaceuticals Ltd.(h)		3,856	416,140
SBA Communications Corp. – Class A(h)		9,819	934,474
Travelport LLC(h)		255,000	437,835

Total Common Stocks (cost $8,233,634)			10,100,766

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	351

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 2.6%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17	BRL	2,360	$955,605

Canada – 0.3%
Canadian Government Bond 2.00%, 6/01/16	CAD	550	507,497
2.75%, 6/01/22		855	806,239

			1,313,736

United Kingdom – 0.8%
United Kingdom Gilt 2.00%, 1/22/16(b)(l)	GBP	1,725	2,962,173

United States – 1.3%
U.S. Treasury Bonds 3.125%, 11/15/41	U.S.$	1,755	1,617,067
U.S. Treasury Notes 1.00%, 8/31/16(l)		1,000	1,012,266
2.625%, 11/15/20(l)		2,125	2,202,363

			4,831,696

Total Governments - Treasuries (cost $10,102,189)			10,063,210

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 1.2%
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		167	172,276
GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.592%, 4/10/38		1,000	1,020,930
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class AJ 5.276%, 2/15/41		1,565	1,584,736
Series 2007-C1, Class AJ 5.484%, 2/15/40		1,380	1,418,577
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AJ 5.239%, 12/12/49		315	311,400

Total Commercial Mortgage-Backed Securities (cost $4,247,748)			4,507,919

352	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.7%
Home Equity Loans - Fixed Rate – 0.5%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35	U.S.$	737	$702,044
Lehman XS Trust Series 2007-6, Class 3A5 5.361%, 5/25/37		1,159	1,191,717

			1,893,761

Home Equity Loans - Floating Rate – 0.2%
GSAA Home Equity Trust Series 2006-6, Class AF5 5.342%, 3/25/36(d)		1,307	792,235

Total Asset-Backed Securities (cost $2,174,169)			2,685,996

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.6%
United States – 0.6%
Buckeye OH Tobacco Settlement Fin Auth Series 2007A-2 5.875%, 6/01/47		165	135,566
California GO 7.60%, 11/01/40		325	458,175
7.95%, 3/01/36		700	825,048
Golden St Tobacco Securitization CA Series 2007A-1 5.125%, 6/01/47		310	231,285
Tobacco Settlement Fin Corp. NJ Series 2007-1A 5.00%, 6/01/41		565	430,513
Tobacco Settlement Fin Corp. VA Series 2007B1 5.00%, 6/01/47		220	154,189

Total Local Governments – Municipal Bonds (cost $1,942,086)			2,234,776

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Bahrain – 0.2%
Bahrain Government International Bond 6.125%, 8/01/23(b)		460	507,150

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	353

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Hungary – 0.3%
Hungary Government International Bond 6.375%, 3/29/21	U.S.$	1,130	$1,237,350

Total Governments—Sovereign Bonds (cost $1,579,404)			1,744,500

EMERGING MARKETS - SOVEREIGNS – 0.4%
Argentina – 0.2%
Argentina Boden Bonds 7.00%, 10/03/15(a)		1,000	938,445

Serbia – 0.2%
Republic of Serbia 4.875%, 2/25/20(b)		578	572,439

Total Emerging Markets—Sovereigns (cost $1,388,907)			1,510,884

GOVERNMENTS - SOVEREIGN AGENCIES – 0.2%
Ireland – 0.2%
Bank of Ireland 10.00%, 7/30/16(b)	EUR	304	454,754
Series MPLE 2.065%, 9/22/15(d)	CAD	370	317,439

Total Governments – Sovereign Agencies (cost $766,036)			772,193

		Contracts
OPTIONS PURCHASED - CALLS – 0.1%
Options on Equities – 0.1%
Salix Pharmaceuticals Ltd. Expiration: Jul 2014, Exercise Price: $ 115.00(h)(m)		63	63,630
Goodyear Tire & Rubber Co. (The) Expiration: Jan 2015, Exercise Price: $ 20.00(h)(m)		320	244,800

Total Options Purchased – Calls (premiums received $128,869)			308,430

		Notional Amount (000)
OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
CDX-NAHY Series 21, RTP BNP Paribas (Sell Protection) Expiration: Mar 2014, Exercise Rate: 104.00%(h)		9,500	4,340

354	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

	Notional Amount (000)	U.S. $ Value

CDX-NAHY Series 21, RTP Deutsche Bank AG London (Sell Protection) Expiration: Apr 2014, Exercise Rate: 104.00%(h)	18,715	$34,532
CDX-NAHY Series 21, RTP Deutsche Bank AG London (Sell Protection) Expiration: Jun 2014, Exercise Rate: 100.00%(h)	7,450	20,769

		59,641

	Contracts
Options on Funds and Investment Trusts – 0.0%
iShares U.S. Home Construction Expiration: Apr 2014, Exercise Price: $ 22.00(h)(m)	1,084	10,840
SPDR S&P 500 ETF Trust Expiration: Mar 2014, Exercise Price: $ 165.00(h)(m)	310	2,945
SPDR S&P 500 ETF Trust Expiration: Mar 2014, Exercise Price: $ 174.00(h)(m)	310	7,595
SPDR S&P 500 ETF Trust Expiration: Apr 2014, Exercise Price: $ 167.00(h)(m)	814	34,595

		55,975

Total Options Purchased – Puts (premiums received $295,944)		115,616

	Shares
WARRANTS – 0.0%
Fairpoint Communications, Inc., expiring 1/24/18(g)(h)	12,643	379
iPayment Holdings, Inc., expiring 11/15/18(f)(g)(h)	272	– 0	–
Talon Equity Co. NV, expiring 11/24/15(f)(g)(h)	671	– 0	–

Total Warrants (cost $0)		379

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	355

High-Yield Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AllianceBerstein Fixed-Income Shares Inc.—Government STIF Portfolio, 0.08%(n) (cost $12,374,119)	12,374,119	$12,374,119

Total Short-Term Investments (cost $12,374,119)		12,374,119

Total Investments – 103.3% (cost $368,757,583)		$391,415,675
Other assets less liabilities – (3.3)%		(12,458,245)

Net Assets – 100.0%		$378,957,430

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	51	March 2014	$2,135,831	$2,210,413	$74,582
Russell 2000 Mini Futures	4	March 2014	450,568	472,760	22,192
S&P 500 E Mini Futures	21	March 2014	1,845,263	1,950,480	105,217
U.S. T-Note 5 Yr (CBT) Futures	318	June 2014	38,010,403	38,115,281	104,878
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	77	June 2014	9,552,100	9,588,906	(36,806)

					$270,063

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	162	USD	264	3/13/14	$(7,161)
Barclays Bank PLC	USD	952	ZAR	10,417	3/28/14	11,474
BNP Paribas SA	USD	1,906	NZD	2,297	3/14/14	18,609
BNP Paribas SA	CAD	4,132	USD	3,725	4/10/14	(2,677)
BNP Paribas SA	IDR	11,747,987	USD	1,002	4/11/14	(8,434)
BNP Paribas SA	BRL	2,311	USD	968	5/05/14	(2,207)

356	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	GBP	7,504	USD	12,429	3/13/14	$(136,599)
Credit Suisse International	EUR	287	USD	394	3/12/14	(1,543)
Deutsche Bank AG London	GBP	456	USD	744	3/13/14	(18,966)
Goldman Sachs Bank USA	EUR	18,412	USD	25,149	3/12/14	(264,295)
Goldman Sachs Bank USA	USD	937	GBP	569	3/13/14	15,357
Goldman Sachs Bank USA	USD	1,858	IDR	22,784,176	4/11/14	101,084
Royal Bank of Scotland PLC	BRL	2,236	USD	955	3/06/14	1,120
Royal Bank of Scotland PLC	USD	958	BRL	2,236	3/06/14	(4,638)
Royal Bank of Scotland PLC	GBP	94	USD	157	3/13/14	(521)
Royal Bank of Scotland PLC	JPY	189,917	USD	1,854	4/11/14	(12,711)
Royal Bank of Scotland PLC	USD	941	BRL	2,236	5/05/14	(1,747)
State Street Bank & Trust Co.	USD	956	SEK	6,198	3/06/14	10,630
State Street Bank & Trust Co.	EUR	1,568	USD	2,136	3/12/14	(27,725)
State Street Bank & Trust Co.	GBP	85	USD	143	3/13/14	(535)
State Street Bank & Trust Co.	USD	1,868	MXN	24,768	3/14/14	(1,628)
State Street Bank & Trust Co.	USD	1,000	TRY	2,206	3/28/14	(9,397)
UBS AG	BRL	2,236	USD	958	3/06/14	4,638
UBS AG	USD	915	BRL	2,236	3/06/14	38,384

						$(299,488)

CALL OPTIONS WRITTEN (see Note C)

Description	Contracts	Exercise Price	Expiration Date	Premiums Received	U.S. $ Value
Goodyear Tire & Rubber Co.(m)	107	$17.00	January 2015	$43,865	$(109,140)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX-NAHY Series 21, 5 Year Index	BNP Paribas SA	Sell	102.00%	3/19/14	$18,900	$33,075	$(5,134)
CDX-NAHY Series 21, 5 Year Index	Deutsche Bank AG London	Sell	101.00	4/16/14	37,430	44,916	(27,914)
CDX-NAHY Series 21, 5 Year Index	Deutsche Bank AG London	Sell	100.00	6/18/14	33,920	23,744	(22,405)

						$101,735	$(55,453)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	357

High-Yield Portfolio—Portfolio of Investments

CENTRALLY CLEARED CREDIT DEFAULT SWAPS(see Note C)

Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.69%	$3,760	$(376,547)	$(168,399)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)	2.69	3,800	(380,552)	(248,635)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)	2.69	7,320	(733,064)	(346,424)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.09	1,900	(172,532)	(63,816)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.09	3,800	(345,064)	(67,599)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.09	2,000	(181,612)	(92,467)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	2.69	4,224	423,014	275,811
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.55	5,980	124,425	73,849

				$(1,641,932)	$(637,680)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS(see Note C)

			Rate Type
Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(LCH)	$38,800	11/07/18	1.530	%3MonthLIBOR		$(241,572)

358	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-EM Series 20, 5 Year Index, 12/20/18*	(5.00)%	2.98%	$10,640	$(1,016,773)	$(1,063,343)	$46,570
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)	2.69	1,610	(161,234)	(41,093)	(120,141)
Citibank, NA: CDX-NAHY Series 18, 5 Year Index, 6/20/17*	(5.00)%	2.13%	$3,960	$(395,696)	$(18,843)	$(376,853)
Credit Suisse International: Alcatel- Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	2.94	57	(5,633)	(3,638)	(1,995)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	2.94	113	(11,167)	(6,966)	(4,201)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	2.94	160	(15,812)	(7,955)	(7,857)
Goldman Sachs Bank USA:
CDX-NAIG Series 18, 5 Year Index, 6/20/17*	(1.00)	0.39	16,500	(364,102)	65,148	(429,250)
JPMorgan Chase Bank, NA:
CDX-NAIG Series 17, 5 Year Index, 12/20/16*	(1.00)	0.32	8,300	(175,482)	87,578	(263,060)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)	2.04	203	(9,609)	10,142	(19,751)
AK Steel Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)	2.04	1,161	(54,801)	76,509	(131,310)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	359

High-Yield Portfolio—Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.000)%	0.55%	$6,840	$(142,320)	$(82,017)	$(60,303)
Cooper Tire & Rubber Co., 7.625%, 3/15/27, 9/20/18*	(5.00)	2.53	108	(12,246)	(3,750)	(8,496)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.79	EUR 403	(62,774)	(42,152)	(20,622)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.79	427	(66,477)	(39,723)	(26,754)
UBS AG:
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.76	$140	(14,309)	4,343	(18,652)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.76	224	(22,894)	6,946	(29,840)

Sale Contracts
Bank of America, NA:
Sanmina-SCI Corp., 8.125%, 3/01/16, 6/20/17*	5.00	1.25	640	83,027	(24,011)	107,038
Barclays Bank PLC:
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	2.40	132	15,042	1,872	13,170
Amkor Technology, Inc., 7.375%, 5/01/18, 6/20/18*	5.00	2.40	118	13,446	1,673	11,773
Freescale Semiconductor, Inc., 8.875%, 12/15/14, 6/20/16*	5.00	0.78	1,850	195,763	(23,316)	219,079
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00	1.26	470	61,018	(17,313)	78,331
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.84	689	95,677	38,268	57,409
NXP BV, 0.00%, 10/13/15, 3/20/16*	5.00	0.72	550	54,243	13,281	40,962
Owens-Illinois, Inc., 7.80%, 5/15/18, 6/20/17*	5.00	0.75	430	63,712	20,151	43,561
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	1.84	650	71,496	12,436	59,060
Citibank, NA: MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.84	909	126,227	51,923	74,304

360	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International: American Axle & Manufacturing, Inc., 7.875%, 3/1/17, 6/20/18*	5.00%	2.13%	$580	$72,941	$9,878	$63,063
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 12/20/18*	5.00	1.89	540	81,210	66,135	15,075
Avis Budget Car Rental LLC, 8.250%, 1/15/19, 9/20/18*	5.00	1.74	101	15,147	8,207	6,940
Avis Budget Car Rental LLC, 8.250%, 1/15/19, 9/20/18*	5.00	1.74	89	13,347	7,625	5,722
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00	3.11	380	(35,582)	(48,490)	12,908
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.84	332	46,103	19,747	26,356
Telecom Italia SPA, 5.375%, 1/29/19, 3/20/19*	1.00	2.12	EUR 1,000	(70,311)	(76,169)	5,858
The Goodyear Tire & Rubber Co., 7.00%, 3/15/28, 12/20/18*	5.00	1.87	$1,020	153,707	105,465	48,242
Wind Acquisition Finance S.A., 11.00%, 12/1/15, 6/20/16*	5.00	1.22	520	49,628	10,812	38,816
Deutsche Bank AG London: HCA Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.77	209	34,211	30,858	3,353

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	361

High-Yield Portfolio—Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA: American Axle & Manufacturing, Inc., 7.875%, 3/01/17, 6/20/18*	5.00%	2.13%	$421	$52,945	$5,198	$47,747
Chesapeake Energy Corp., 6.625%, 8/15/20, 6/20/17*	5.00	1.22	1,250	164,706	(58,304)	223,010
ConvaTec Healthcare E SA, 10.875%, 12/15/18, 6/20/17*	5.00	1.86	EUR 590	89,029	(78,589)	167,618
HCA Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.77	$1,760	288,090	241,687	46,403
HCA Inc., 8.00%, 10/01/18, 3/20/19*	5.00	1.77	1,731	283,344	248,706	34,638
JPMorgan Chase Bank, NA: Tenet Healthcare Corp., 6.875%, 11/15/31, 3/20/19*	5.00	2.90	1,080	116,193	99,132	17,061
Morgan Stanley Capital Services LLC: AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00	7.78	550	(24,432)	3,624	(28,056)
AK Steel Corp., 7.625%, 5/15/20, 9/20/18*	5.00	6.03	908	(28,491)	(199,840)	171,349
AK Steel Corp., 7.625%, 5/15/20, 9/20/18*	5.00	6.03	142	(4,456)	(28,111)	23,655
NXP BV, 0.00%, 10/15/13, 6/20/17*	5.00	1.21	EUR 230	41,856	(9,759)	51,615
NXP BV, 0.00%, 10/15/13, 9/20/17*	5.00	1.32	330	62,039	(15,471)	77,510

362	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG:
Levi Strauss & Co., 8.875%, 4/01/16, 6/20/17*	5.00%	1.04%	$850	$117,121	$(33,799)	$150,920

				$(233,333)	$(675,308)	$441,975

*	Termination date

TOTAL RETURN SWAPS (see Note C)

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	iBoxx $ Liquid High Yield Index	3,690,000	0.25%	$3,690	3/20/14	JPMorgan Chase Bank, NA	$(176,733)

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate		Maturity	U.S. $ Value at February 28, 2014
Barclays Capital+	(4.00	)%*	– 0 –	$965,162
Barclays Capital+	(2.25	)%*	– 0 –	632,685
Barclays Capital+	(1.25	)%*	– 0 –	534,267
Barclays Capital+	(0.25	)%*	– 0 –	1,581,835
Barclays Capital+	0.00%		– 0 –	314,625
Credit Suisse Securities (USA) LLC+	(2.75	)%*	– 0 –	230,372
Credit Suisse Securities (USA) LLC+	(1.00	)%*	– 0 –	806,120
Credit Suisse Securities (USA) LLC+	(0.25	)%*	– 0 –	3,116,250
Credit Suisse Securities (USA) LLC+	(0.15	)%*	– 0 –	1,581,515
Credit Suisse Securities (USA) LLC+	(0.05	)%*	– 0 –	647,404
Credit Suisse Securities (USA) LLC+	0.00%		– 0 –	7,982,816

				$18,393,051

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on February 28, 2014.

*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $18,361,869.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate market value of these securities amounted to $145,622,670 or 38.4% of net assets.

(c)	Security is in default and is non-income producing.

(d)	Floating Rate Security. Stated interest rate was in effect at February 28, 2014.

(e)	Pay-In-Kind Payments (PIK).

(f)	Fair valued by the Adviser.

(g)	Illiquid security.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	363

High-Yield Portfolio—Portfolio of Investments

(h)	Non-income producing security.

(i)	Variable rate coupon, rate shown as of February 28, 2014.

(j)	This position or a portion of this position represents an unsettled loan purchase. At February 28, 2014, the market value and unrealized gain of these unsettled loan purchases amounted to $1,174,366 and $4,515, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re (Preference Shares)	7/01/13	$1,900,000	$2,050,460	0.54%

(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,575,837.

(m)	One contract relates to 100 shares.

(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

NZD – New Zealand Dollar

SEK – Swedish Krona

TRY – Turkish Lira

USD – United States Dollar

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed

ETF – Exchange Traded Fund

GO – General Obligation

INTRCONX – Inter-Continental Exchange

JSFC – Joint Stock Financial Corporation

LCH – London Clearing House

LIBOR – London Interbank Offered Rates

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

RTP – Real Time Pricing

SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

364	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Financials – 28.6%
Capital Markets – 1.1%
E*Trade Financial Corp.(a)	161,220	$3,622,613

Commercial Banks – 9.8%
Associated Banc-Corp	177,410	2,960,973
CapitalSource, Inc.	231,950	3,409,665
Comerica, Inc.	95,790	4,615,162
First Niagara Financial Group, Inc.	418,278	3,793,782
Huntington Bancshares, Inc./OH	474,320	4,520,270
Popular, Inc.(a)	129,037	3,689,168
Susquehanna Bancshares, Inc.	227,213	2,485,710
Webster Financial Corp.	89,890	2,783,893
Zions Bancorporation	151,310	4,720,872

		32,979,495

Insurance – 8.5%
American Financial Group, Inc./OH	86,850	4,964,346
Aspen Insurance Holdings Ltd.	117,870	4,427,197
Genworth Financial, Inc. – Class A(a)	314,310	4,884,377
PartnerRe Ltd.	30,400	3,005,952
Reinsurance Group of America, Inc. – Class A	41,050	3,160,439
Unum Group	113,320	3,941,270
Validus Holdings Ltd.	119,080	4,383,335

		28,766,916

Real Estate Investment Trusts (REITs) – 9.1%
BioMed Realty Trust, Inc.	132,630	2,742,788
Camden Property Trust	40,460	2,698,682
DDR Corp.	192,810	3,204,502
DiamondRock Hospitality Co.	322,520	4,070,203
LTC Properties, Inc.	104,660	3,943,589
Medical Properties Trust, Inc.	310,150	4,090,879
Mid-America Apartment Communities, Inc.	58,510	3,957,616
Parkway Properties, Inc./MD	203,060	3,742,396
STAG Industrial, Inc.	100,730	2,348,016

		30,798,671

Thrifts & Mortgage Finance – 0.1%
Essent Group Ltd.(a)	23,090	535,688

		96,703,383

Information Technology – 19.0%
Communications Equipment – 1.2%
Harris Corp.	56,440	4,166,401

Electronic Equipment, Instruments & Components – 9.1%
Anixter International, Inc.	32,450	3,470,527
Arrow Electronics, Inc.(a)	87,370	4,947,763

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	365

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Avnet, Inc.	112,500	$4,897,125
CDW Corp./DE	139,960	3,662,753
Insight Enterprises, Inc.(a)	98,593	2,265,667
Jabil Circuit, Inc.	221,570	4,101,261
TTM Technologies, Inc.(a)	286,628	2,407,675
Vishay Intertechnology, Inc.	350,690	4,958,757

		30,711,528

IT Services – 3.6%
Amdocs Ltd.	90,540	4,027,219
Booz Allen Hamilton Holding Corp.	52,900	1,112,487
Convergys Corp.	182,301	3,731,702
Genpact Ltd.(a)	193,980	3,235,586

		12,106,994

Semiconductors & Semiconductor Equipment – 3.8%
Entegris, Inc.(a)	248,970	3,000,089
Lam Research Corp.(a)	75,800	3,921,134
MKS Instruments, Inc.	77,304	2,323,758
Teradyne, Inc.(a)	168,650	3,420,222

		12,665,203

Software – 1.3%
Electronic Arts, Inc.(a)	150,970	4,316,232

		63,966,358

Consumer Discretionary – 18.2%
Auto Components – 5.7%
Dana Holding Corp.	229,690	4,979,679
Lear Corp.	60,230	4,890,676
Tenneco, Inc.(a)	79,070	4,763,177
TRW Automotive Holdings Corp.(a)	55,460	4,565,467

		19,198,999

Automobiles – 1.3%
Thor Industries, Inc.	75,840	4,247,799

Hotels, Restaurants & Leisure – 0.9%
DineEquity, Inc.	37,580	3,147,325

Household Durables – 3.8%
Helen of Troy Ltd.(a)	31,370	2,048,775
Meritage Homes Corp.(a)	82,970	3,999,984
NVR, Inc.(a)	1,866	2,224,272
PulteGroup, Inc.	210,530	4,419,024

		12,692,055

Media – 2.8%
Gannett Co., Inc.	179,320	5,334,770
Regal Entertainment Group – Class A	229,210	4,217,464

		9,552,234

366	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Specialty Retail – 3.7%
Children’s Place Retail Stores, Inc. (The)(a)	80,000	$4,333,600
GameStop Corp. – Class A	92,200	3,439,982
Office Depot, Inc.(a)	952,370	4,695,184

		12,468,766

		61,307,178

Industrials – 9.5%
Commercial Services & Supplies – 1.0%
Steelcase, Inc.– Class A	226,120	3,362,404

Construction & Engineering – 2.1%
Aecom Technology Corp.(a)	43,210	1,380,128
Granite Construction, Inc.	67,250	2,472,110
Tutor Perini Corp.(a)	138,600	3,416,490

		7,268,728

Electrical Equipment – 0.9%
General Cable Corp.	101,240	3,116,167

Machinery – 2.4%
Kennametal, Inc.	74,270	3,248,570
Terex Corp.	107,610	4,791,873

		8,040,443

Road & Rail – 2.4%
Con-way, Inc.	94,600	3,608,044
Ryder System, Inc.	59,030	4,446,140

		8,054,184

Trading Companies & Distributors – 0.7%
Aircastle Ltd.	118,770	2,339,769

		32,181,695

Materials – 6.9%
Chemicals – 1.4%
Huntsman Corp.	192,310	4,684,672

Containers & Packaging – 2.4%
Avery Dennison Corp.	74,330	3,703,121
Graphic Packaging Holding Co.(a)	411,010	4,208,742

		7,911,863

Metals & Mining – 3.1%
Commercial Metals Co.	183,640	3,553,434
Reliance Steel & Aluminum Co.	46,700	3,235,376
Steel Dynamics, Inc.	216,480	3,775,411

		10,564,221

		23,160,756

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	367

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Utilities – 6.3%
Electric Utilities – 2.6%
PNM Resources, Inc.	167,090	$4,369,404
Westar Energy, Inc.	125,361	4,289,853

		8,659,257

Gas Utilities – 3.7%
Atmos Energy Corp.	93,170	4,295,137
Southwest Gas Corp.	73,460	3,968,309
UGI Corp.	97,410	4,353,253

		12,616,699

		21,275,956

Energy – 4.6%
Energy Equipment & Services – 0.7%
Helix Energy Solutions Group, Inc.(a)	97,120	2,295,917

Oil, Gas & Consumable Fuels – 3.9%
Bill Barrett Corp.(a)	172,100	4,361,014
Cimarex Energy Co.	20,780	2,404,454
Rosetta Resources, Inc.(a)	66,850	2,966,134
Stone Energy Corp.(a)	97,180	3,492,649

		13,224,251

		15,520,168

Health Care – 4.3%
Biotechnology – 0.6%
Theravance, Inc.(a)	54,250	2,007,250

Health Care Providers & Services – 3.7%
Health Net, Inc./CA(a)	141,960	4,833,738
LifePoint Hospitals, Inc.(a)	67,998	3,688,891
Molina Healthcare, Inc.(a)	109,450	4,124,076

		12,646,705

		14,653,955

Consumer Staples – 0.9%
Food Products – 0.9%
Dean Foods Co.(a)	211,445	3,127,272

Total Common Stocks (cost $253,599,033)		331,896,721

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc.– Government STIF Portfolio, 0.08%(b) (cost $5,455,662)	5,455,662	5,455,662

Total Investments – 99.9% (cost $259,054,695)		337,352,383
Other assets less liabilities – 0.1%		233,126

Net Assets – 100.0%		$337,585,509

368	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	369

Small-Mid Cap Value Portfolio—Portfolio of Investments

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 24.5%
Communications Equipment – 2.2%
Ciena Corp.(a)	102,059	$2,507,589
F5 Networks, Inc.(a)	44,720	5,023,845

		7,531,434

Internet Software & Services – 6.8%
CoStar Group, Inc.(a)	31,244	6,281,294
Criteo SA (Sponsored ADR)(a)	14,659	783,817
Cvent, Inc.(a)	79,623	3,127,591
Pandora Media, Inc.(a)	131,350	4,915,117
Yelp, Inc.(a)	47,179	4,454,641
Zillow, Inc.(a)(b)	40,250	3,364,900

		22,927,360

IT Services – 1.1%
MAXIMUS, Inc.	74,050	3,538,850

Semiconductors & Semiconductor Equipment – 3.0%
Cavium, Inc.(a)	69,930	2,946,151
Intersil Corp. – Class A	255,048	3,244,210
Teradyne, Inc.(a)	194,210	3,938,579

		10,128,940

Software – 11.4%
ANSYS, Inc.(a)	37,070	3,096,086
Aspen Technology, Inc.(a)	69,486	3,262,368
Concur Technologies, Inc.(a)	39,240	4,844,178
FireEye, Inc.(a)	21,105	1,807,432
Guidewire Software, Inc.(a)	83,936	4,499,809
Informatica Corp.(a)	97,880	4,067,893
NetSuite, Inc.(a)	24,200	2,785,178
ServiceNow, Inc.(a)	74,643	5,080,203
Tableau Software, Inc. – Class A(a)	49,153	4,637,094
Ultimate Software Group, Inc. (The)(a)	26,199	4,349,034

		38,429,275

		82,555,859

Industrials – 23.0%
Aerospace & Defense – 3.0%
Hexcel Corp.(a)	132,186	5,948,370
TransDigm Group, Inc.	23,551	4,195,375

		10,143,745

Air Freight & Logistics – 1.0%
Expeditors International of Washington, Inc.	82,600	3,263,526

370	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Electrical Equipment – 1.3%
AMETEK, Inc.	80,756	$4,299,449

Industrial Conglomerates – 1.4%
Carlisle Cos., Inc.	61,040	4,841,693

Machinery – 8.4%
Actuant Corp. – Class A	105,493	3,698,585
Chart Industries, Inc.(a)	40,572	3,390,196
IDEX Corp.	77,695	5,832,564
Joy Global, Inc.	8,810	484,550
Lincoln Electric Holdings, Inc.	72,460	5,432,326
Middleby Corp. (The)(a)	17,780	5,272,837
Valmont Industries, Inc.	29,732	4,329,871

		28,440,929

Marine – 1.8%
Kirby Corp.(a)	59,378	6,211,533

Professional Services – 2.5%
Robert Half International, Inc.	97,350	3,985,509
WageWorks, Inc.(a)	77,267	4,570,343

		8,555,852

Road & Rail – 1.5%
Genesee & Wyoming, Inc. – Class A(a)	49,482	4,894,759

Trading Companies & Distributors – 2.1%
United Rentals, Inc.(a)	78,352	6,921,616

		77,573,102

Health Care – 16.8%
Biotechnology – 6.2%
Aegerion Pharmaceuticals, Inc.(a)	12,890	705,856
Arrowhead Research Corp.(a)	34,240	665,626
BioMarin Pharmaceutical, Inc.(a)	33,356	2,701,836
Cubist Pharmaceuticals, Inc.(a)	48,236	3,835,727
Intercept Pharmaceuticals, Inc.(a)	2,930	1,202,765
Isis Pharmaceuticals, Inc.(a)	18,132	924,732
NPS Pharmaceuticals, Inc.(a)	72,730	2,544,095
Pharmacyclics, Inc.(a)	14,090	1,953,719
Puma Biotechnology, Inc.(a)	13,796	1,603,923
Quintiles Transnational Holdings, Inc.(a)	61,405	3,325,081
TESARO, Inc.(a)	40,386	1,333,142

		20,796,502

Health Care Equipment & Supplies – 2.8%
Align Technology, Inc.(a)	57,180	2,992,229
HeartWare International, Inc.(a)	33,868	3,252,344
Sirona Dental Systems, Inc.(a)	43,636	3,074,593

		9,319,166

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	371

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.6%
Acadia Healthcare Co., Inc.(a)	94,749	$4,684,390
Envision Healthcare Holdings, Inc.(a)	98,326	3,309,653
Mednax, Inc.(a)	64,584	3,927,999
Premier, Inc. – Class A(a)	75,828	2,536,447
WellCare Health Plans, Inc.(a)	20,050	1,239,491

		15,697,980

Life Sciences Tools & Services – 1.1%
ICON PLC(a)	79,488	3,723,218

Pharmaceuticals – 2.1%
Akorn, Inc.(a)	123,007	3,176,041
Jazz Pharmaceuticals PLC(a)	25,040	3,804,703

		6,980,744

		56,517,610

Consumer Discretionary – 16.6%
Distributors – 1.6%
LKQ Corp.(a)	198,538	5,537,225

Diversified Consumer Services – 1.4%
Grand Canyon Education, Inc.(a)	99,680	4,724,832

Hotels, Restaurants & Leisure – 1.1%
Norwegian Cruise Line Holdings Ltd.(a)	105,897	3,629,090

Internet & Catalog Retail – 2.4%
HomeAway, Inc.(a)	118,499	5,435,549
Shutterfly, Inc.(a)	49,972	2,726,473

		8,162,022

Leisure Equipment & Products – 1.4%
Polaris Industries, Inc.	34,650	4,644,140

Media – 0.7%
National CineMedia, Inc.	158,479	2,434,237

Specialty Retail – 6.5%
Cabela’s, Inc.(a)	65,850	4,367,172
CarMax, Inc.(a)	16,307	789,748
Dick’s Sporting Goods, Inc.	100,160	5,375,587
Five Below, Inc.(a)	81,724	3,149,643
Lumber Liquidators Holdings, Inc.(a)	37,050	3,974,724
Tractor Supply Co.	61,070	4,309,099

		21,965,973

Textiles, Apparel & Luxury Goods – 1.5%
Under Armour, Inc. – Class A(a)	43,180	4,885,817

		55,983,336

372	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 8.1%
Capital Markets – 3.5%
Affiliated Managers Group, Inc.(a)	20,877	$3,925,920
Lazard Ltd. – Class A	96,313	4,333,122
Stifel Financial Corp.(a)	69,541	3,344,226

		11,603,268

Commercial Banks – 4.6%
First Republic Bank/CA	71,736	3,728,120
Iberiabank Corp.	48,642	3,186,051
Signature Bank/New York NY(a)	32,090	4,201,544
SVB Financial Group(a)	35,920	4,522,687

		15,638,402

		27,241,670

Energy – 5.0%
Energy Equipment & Services – 2.8%
FMC Technologies, Inc.(a)	41,390	2,079,434
Oceaneering International, Inc.	56,636	4,054,005
Oil States International, Inc.(a)	13,951	1,324,229
Superior Energy Services, Inc.	60,960	1,803,806

		9,261,474

Oil, Gas & Consumable Fuels – 2.2%
Concho Resources, Inc.(a)	18,703	2,265,494
Oasis Petroleum, Inc.(a)	64,896	2,827,519
SM Energy Co.	32,363	2,386,771

		7,479,784

		16,741,258

Consumer Staples – 3.1%
Food & Staples Retailing – 1.3%
Sprouts Farmers Market, Inc.(a)	110,235	4,301,370

Food Products – 1.8%
Green Mountain Coffee Roasters, Inc.	54,716	6,006,722

		10,308,092

Materials – 1.7%
Chemicals – 1.7%
PolyOne Corp.	151,530	5,682,375

Total Common Stocks (cost $210,293,746)		332,603,302

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio, 0.08%(c) (cost $3,270,843)	3,270,843	3,270,843

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	373

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $213,564,589)		$335,874,145

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AllianceBernstein Exchange Reserves – Class I, 0.07%(c) (cost $3,607,746)	3,607,746	3,607,746

Total Investments – 100.9% (cost $217,172,335)		339,481,891
Other assets less liabilities – (0.9)%		(2,880,913)

Net Assets – 100.0%		$336,600,978

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

374	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

MULTI-ASSET REAL RETURN PORTFOLIO

CONSOLIDATED PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.8%
Energy – 22.7%
Coal & Consumable Fuels – 0.2%
Adaro Energy Tbk PT	1,436,800	$123,603
Cameco Corp.	12,700	307,493
China Coal Energy Co., Ltd. – Class H(a)	206,700	106,064
China Shenhua Energy Co., Ltd. – Class H	109,570	298,964
Coal India Ltd.	31,010	122,121
Consol Energy, Inc.	9,980	400,198

		1,358,443

Integrated Oil & Gas – 15.8%
BG Group PLC	407,540	7,414,672
BP PLC	1,185,690	10,020,332
Cenovus Energy, Inc.	33,900	897,326
Chevron Corp.	142,810	16,470,277
China Petroleum & Chemical Corp. – Class H	4,676,130	4,139,340
ENI SpA	225,480	5,413,008
Exxon Mobil Corp.	277,650	26,729,365
Gazprom OAO (Sponsored ADR)	604,120	4,597,354
Hess Corp.	29,040	2,324,072
LUKOIL OAO (Sponsored ADR)	14,260	775,744
PetroChina Co., Ltd. – Class H	947,800	998,555
Petroleo Brasileiro SA	133,700	742,728
Petroleo Brasileiro SA (ADR)	259,430	2,905,616
Petroleo Brasileiro SA (Preference Shares)	131,300	762,804
Petroleo Brasileiro SA (Sponsored ADR)	133,188	1,552,972
Repsol SA	24,300	608,614
Rosneft OAO (GDR)(b)	27,913	188,413
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	250,033	9,124,560
Royal Dutch Shell PLC – Class A	101,915	3,710,224
Royal Dutch Shell PLC – Class B	140,210	5,454,520
Sasol Ltd.	24,600	1,249,012
Statoil ASA	104,180	2,747,855
Suncor Energy, Inc.	41,180	1,358,535
Suncor Energy, Inc. (Toronto)	119,220	3,933,086
Total SA	134,230	8,708,723

		122,827,707

Oil & Gas Drilling – 0.2%
Nabors Industries Ltd.	45,470	1,046,719
Odfjell Drilling Ltd.(c)	111,890	644,288

		1,691,007

Oil & Gas Equipment & Services – 0.7%
Aker Solutions ASA	101,550	1,703,725
Halliburton Co.	22,730	1,295,610
Helix Energy Solutions Group, Inc.(c)	34,790	822,436
Schlumberger Ltd.	21,690	2,017,170

		5,838,941

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	375

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Oil & Gas Exploration & Production – 5.6%
Anadarko Petroleum Corp.	42,230	$3,554,077
Apache Corp.	12,600	999,054
Cabot Oil & Gas Corp.	11,340	396,900
Canadian Natural Resources Ltd.	35,300	1,291,751
Canadian Oil Sands Ltd.	21,800	415,604
Chesapeake Energy Corp.	17,200	445,652
Cimarex Energy Co.	13,820	1,599,112
CNOOC Ltd.	575,800	942,650
Concho Resources Inc.(c)	3,400	411,842
ConocoPhillips	55,070	3,662,155
Continental Resources, Inc./OK(a)(c)	1,900	227,088
Crescent Point Energy Corp.(a)	15,600	547,472
Denbury Resources, Inc.	12,000	196,320
Det Norske Oljeselskap ASA(a)(c)	89,350	968,499
Devon Energy Corp.	12,400	798,808
Encana Corp.	19,900	377,404
EOG Resources, Inc.	20,320	3,849,014
EQT Corp.	4,100	419,389
Inpex Corp.	170,200	2,162,678
Kunlun Energy Co., Ltd.	173,700	310,074
Lundin Petroleum AB(c)	48,970	980,433
Marathon Oil Corp.	22,790	763,465
Murphy Oil Corp.	21,230	1,260,425
Noble Energy, Inc.	35,810	2,462,296
NovaTek OAO (Sponsored GDR)(b)	4,100	519,060
Occidental Petroleum Corp.	71,940	6,943,649
Oil & Natural Gas Corp. Ltd.	308,220	1,442,711
Pacific Rubiales Energy Corp.	9,900	136,345
Pioneer Natural Resources Co.	3,600	724,248
Range Resources Corp.	4,400	378,620
Rosetta Resources, Inc.(c)	13,830	613,637
Santos Ltd.(a)	26,000	317,004
Southwestern Energy Co.(c)	9,500	392,730
Talisman Energy, Inc.	46,400	477,702
Tourmaline Oil Corp.(c)	5,000	228,980
Tullow Oil PLC	24,500	327,799
Vermilion Energy, Inc.(a)	3,200	180,620
Whiting Petroleum Corp.(c)	15,600	1,071,876
Woodside Petroleum Ltd.	21,300	722,483

		43,519,626

Oil & Gas Refining & Marketing – 0.2%
Valero Energy Corp.	31,320	1,502,734

		176,738,458

376	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Equity: Other – 11.1%
Diversified/Specialty – 9.4%
Activia Properties, Inc.	146	$1,244,010
Agung Podomoro Land Tbk PT	31,150	625
Alam Sutera Realty Tbk PT	1,076,450	53,631
Alexander’s, Inc.	650	243,562
Alexandria Real Estate Equities, Inc.	2,750	199,238
American Assets Trust, Inc.	7,650	252,986
American Homes 4 Rent – Class A	6,850	112,203
Armada Hoffler Properties, Inc.	65,944	645,592
Artis Real Estate Investment Trust	8,700	123,118
Australand Property Group	271,340	948,833
Ayala Land, Inc.	1,151,282	789,905
Azrieli Group	1,700	55,959
Bakrieland Development Tbk PT(c)	3,227,600	13,901
Beni Stabili SpA(a)	23,100	20,401
BioMed Realty Trust, Inc.	7,600	157,168
British Land Co. PLC	266,899	3,115,244
Buzzi Unicem SpA	42,840	891,448
CA Immobilien Anlagen AG(c)	5,778	108,068
Canadian Real Estate Investment Trust	2,600	102,422
Capital Property Fund	538,050	494,167
CapitaLand Ltd.	201,000	452,542
Central Pattana PCL	130,100	164,494
Chambers Street Properties	11,750	92,943
Cheung Kong Holdings Ltd.	100,000	1,570,241
Ciputra Development Tbk PT	1,287,400	108,549
Ciputra Surya Tbk PT	57,300	9,965
City Developments Ltd.	47,000	348,405
Cofinimmo	1,250	149,886
Conwert Immobilien Invest SE(c)	12,600	172,005
Country Garden Holdings Co., Ltd.	3,664,300	1,896,784
CTT-Correios de Portugal SA(c)	75,326	758,999
Dexus Property Group	729,160	697,536
Digital Realty Trust, Inc.(a)	20,410	1,105,406
DLF Ltd.	36,400	83,476
Duke Realty Corp.	12,750	214,200
Dundee Real Estate Investment Trust – Class A	37,736	1,006,362
DuPont Fabros Technology, Inc.	8,700	231,072
Eastern & Oriental Bhd	77,350	47,521
Even Construtora e Incorporadora SA	202,700	617,242
Evergrande Real Estate Group Ltd.(a)	393,750	166,802
F&C Commercial Property Trust Ltd.	207,200	417,748
Fastighets AB Balder – Class B(c)	10,000	128,610
Fibra Uno Administracion SA de CV	258,050	813,415
Fonciere Des Regions	2,600	243,678
Forest City Enterprises, Inc. – Class A(c)	9,800	190,904

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	377

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Franshion Properties China Ltd.	333,200	$104,508
Gecina SA	1,350	185,007
Globe Trade Centre SA(c)	21,200	51,743
GPT Group	120,170	399,636
Gramercy Property Trust, Inc.(c)	180,560	1,047,248
Granite Real Estate Investment Trust	6,050	209,261
Greentown China Holdings Ltd.	105,500	137,883
Growthpoint Properties Ltd.	389,050	846,713
Guangzhou R&F Properties Co., Ltd. – Class H	74,600	100,662
Hang Lung Properties Ltd.	177,000	493,697
Helbor Empreendimentos SA	12,680	37,239
Helical Bar PLC	350	2,186
Henderson Land Development Co., Ltd.	158,500	891,929
Hopson Development Holdings Ltd.(c)	256,400	239,661
Hui Xian Real Estate Investment Trust	243,100	150,803
Hulic Co., Ltd.	23,350	270,096
Hysan Development Co., Ltd.	63,000	262,640
ICADE	9,610	946,454
IJM Land Bhd	34,500	27,822
IMMOFINANZ AG(c)	76,550	387,365
Is Gayrimenkul Yatirim Ortakligi AS	31,897	18,269
Japan Hotel REIT Investment Corp.(a)	1,995	979,426
Kawasan Industri Jababeka Tbk PT	1,492,117	28,503
Kennedy-Wilson Holdings, Inc.	63,080	1,595,924
Keppel Land Ltd.(a)	126,000	319,659
Kerry Properties Ltd.	67,500	223,291
Kiwi Income Property Trust	54,950	51,829
KLCC Property Holdings Bhd	45,900	86,094
Klovern AB	79,192	442,080
Kungsleden AB	12,614	108,750
Land Securities Group PLC	201,722	3,668,994
Lend Lease Group	195,490	1,974,935
Lexington Realty Trust	14,650	167,157
Lippo Karawaci Tbk PT	1,950,600	158,345
Londonmetric Property PLC	18,050	43,676
Longfor Properties Co., Ltd.	85,950	118,719
LPN Development PCL	652,900	302,185
Mah Sing Group Bhd	105,400	66,656
Mapletree Commercial Trust	113,200	108,132
Mapletree Greater China Commercial Trust(b)	138,500	91,837
Megaworld Corp.	3,302,650	311,806
Mexico Real Estate Management SA de CV(c)	61,150	106,061
Mingfa Group International Co., Ltd.(a)(c)	910,500	234,952
Mitchells & Butlers PLC(c)	92,460	749,888
Mitsubishi Estate Co., Ltd.	169,000	4,008,348
Mitsui Fudosan Co., Ltd.	151,000	4,513,812
Morguard Real Estate Investment Trust	9,400	141,429

378	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

New World China Land Ltd.	573,900	$340,726
New World Development Co., Ltd.(a)	773,000	1,001,488
Nomura Real Estate Holdings, Inc.	7,300	150,098
Nomura Real Estate Master Fund, Inc.	50	52,132
Pakuwon Jati Tbk PT	2,207,000	62,981
Poly Property Group Co., Ltd.(a)	254,600	117,122
Pruksa Real Estate PCL	144,400	86,751
Quintain Estates & Development PLC(c)	150	261
Redefine Properties Ltd.	271,950	238,405
Regal Entertainment Group – Class A	75,940	1,397,296
Resilient Property Income Fund Ltd.	48,462	243,024
Robinsons Land Corp.	155,600	72,864
SA Corporate Real Estate Fund Nominees Pty Ltd.	170,400	60,806
Select Income REIT	5,650	164,698
Shui On Land Ltd.	846,050	232,628
Sino Land Co., Ltd.	124,000	176,805
Sinpas Gayrimenkul Yatirim Ortakligi AS	19,800	6,077
Soho China Ltd.	171,050	129,275
SP Setia Bhd	76,250	67,710
Spirit Realty Capital, Inc.	14,112	154,103
Sponda Oyj	39,700	215,695
ST Modwen Properties PLC	4,350	28,737
Sumitomo Realty & Development Co., Ltd.	69,000	2,787,914
Summarecon Agung Tbk PT	1,101,900	95,723
Sun Hung Kai Properties Ltd.	317,305	4,067,385
Suntec Real Estate Investment Trust	150,000	197,120
Supalai PCL	1,091,600	592,224
Swire Properties Ltd.	655,350	1,747,057
TAG Immobilien AG	3,250	41,023
Taiheiyo Cement Corp.	106,000	374,355
Unite Group PLC	5,150	38,673
Unitech Ltd.(c)	97,650	18,129
United Urban Investment Corp.	300	459,568
UOL Group Ltd.	268,602	1,297,586
Vornado Realty Trust	13,680	1,317,247
Wallenstam AB – Class B	5,300	87,581
Washington Real Estate Investment Trust	8,100	203,715
Wereldhave NV	2,050	175,855
WHA Corp. PCL	91,350	86,800
Wharf Holdings Ltd.	435,000	3,049,731
Wheelock & Co., Ltd.	160,000	656,191
Wihlborgs Fastigheter AB	4,400	87,713
W.P. Carey, Inc.	36,720	2,332,454
Yuexiu Property Co., Ltd.	504,455	104,244

		73,492,546

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	379

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care – 1.5%
Chartwell Retirement Residences	99,610	$929,262
HCP, Inc.	42,270	1,638,808
Health Care REIT, Inc.	25,780	1,514,317
Healthcare Realty Trust, Inc.	7,450	178,576
LTC Properties, Inc.	47,000	1,770,960
Medical Properties Trust, Inc.	143,035	1,886,632
National Health Investors, Inc.	3,450	212,865
Omega Healthcare Investors, Inc.	64,690	2,067,492
Senior Housing Properties Trust	7,400	165,020
Ventas, Inc.	26,920	1,680,616

		12,044,548

Triple Net – 0.2%
EPR Properties	3,450	183,747
National Retail Properties, Inc.(a)	19,550	701,649
Realty Income Corp.(a)	9,950	441,979

		1,327,375

		86,864,469

Materials – 10.4%
Aluminum – 0.1%
Alcoa, Inc.	29,700	348,678
Hindalco Industries Ltd.	77,300	132,454
Norsk Hydro ASA	35,000	172,807

		653,939

Commodity Chemicals – 0.3%
Denki Kagaku Kogyo KK	197,000	761,804
LyondellBasell Industries NV – Class A	18,180	1,601,294

		2,363,098

Construction Materials – 0.1%
Anhui Conch Cement Co., Ltd. – Class H(a)	234,000	856,850

Diversified Chemicals – 0.4%
Arkema SA	10,750	1,166,082
Huntsman Corp.	69,520	1,693,507

		2,859,589

Diversified Metals & Mining – 4.4%
Anglo American PLC	38,720	988,896
Aurubis AG(a)	12,770	709,458
BHP Billiton Ltd.	213,880	7,335,782
BHP Billiton PLC	58,700	1,891,715
First Quantum Minerals Ltd.	29,900	580,016
Freeport-McMoRan Copper & Gold, Inc.	98,770	3,221,878
Glencore Xstrata PLC	974,630	5,367,044
Grupo Mexico SAB de CV Series B	182,300	558,142
Iluka Resources Ltd.	6,414	53,867
MMC Norilsk Nickel OJSC (ADR)	133,530	2,267,339

380	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Rio Tinto Ltd.	12,120	$724,082
Rio Tinto PLC	160,190	9,185,402
Sesa Sterlite Ltd.	76,920	219,512
Southern Copper Corp.	11,190	341,407
Sumitomo Metal Mining Co., Ltd.	52,960	693,267
Turquoise Hill Resources Ltd.(c)	28,400	108,491

		34,246,298

Fertilizers & Agricultural Chemicals – 1.2%
Agrium, Inc.	4,910	452,245
CF Industries Holdings, Inc.	2,100	526,890
Israel Corp. Ltd. (The)(c)	209	111,633
K&S AG	6,700	226,196
Monsanto Co.	44,940	4,944,299
Mosaic Co. (The)	10,200	498,372
Potash Corp. of Saskatchewan, Inc.	47,180	1,559,458
Syngenta AG	3,000	1,092,122

		9,411,215

Forest Products – 0.1%
Duratex SA	130,960	607,979

Gold – 1.0%
Barrick Gold Corp.(a)	75,300	1,534,153
Cia de Minas Buenaventura SAA (ADR) – Class B	9,598	120,935
Eldorado Gold Corp.	19,420	128,905
Franco-Nevada Corp.	4,400	224,868
Goldcorp, Inc.	130,280	3,502,606
Kinross Gold Corp.	35,160	183,532
Koza Altin Isletmeleri AS	37,990	325,158
New Gold, Inc.(c)	86,870	531,121
Newcrest Mining Ltd.	20,700	208,607
Newmont Mining Corp.	13,400	311,684
Randgold Resources Ltd.	2,400	190,082
Real Gold Mining Ltd.(a)(c)(d)(e)	686,500	9
Yamana Gold, Inc.	20,290	203,028

		7,464,688

Paper Products – 0.5%
Fibria Celulose SA(c)	19,600	207,785
International Paper Co.	11,600	567,124
Mondi PLC	66,000	1,210,260
Oji Holdings Corp.	67,000	321,808
Sappi Ltd.(c)	265,750	851,219
Stora Enso Oyj – Class R	10,604	120,592
UPM-Kymmene Oyj	14,800	268,411

		3,547,199

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	381

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Precious Metals & Minerals – 0.2%
Dominion Diamond Corp.(c)	51,620	$735,069
Fresnillo PLC	7,400	118,257
Impala Platinum Holdings Ltd.	14,500	152,889
Industrias Penoles SAB de CV	4,300	103,869
North American Palladium Ltd.(a)(c)	881,200	341,024
Northam Platinum Ltd.(c)	27,900	109,572
Silver Wheaton Corp.	9,600	244,920

		1,805,600

Specialty Chemicals – 0.3%
Johnson Matthey PLC	16,440	897,678
Koninklijke DSM NV	25,936	1,654,905

		2,552,583

Steel – 1.8%
ArcelorMittal	27,800	436,563
BlueScope Steel Ltd.(c)	170,240	937,887
Bradespar SA (Preference Shares)	11,000	100,170
Cia Siderurgica Nacional SA	12,300	53,789
Daido Steel Co., Ltd.	15,700	72,376
Eregli Demir ve Celik Fabrikalari TAS	49,627	54,217
Fortescue Metals Group Ltd.	43,070	209,651
Fosun International Ltd.	92,700	115,950
Gerdau SA (Preference Shares)	25,200	155,484
Hitachi Metals Ltd.	5,000	74,745
Hyundai Steel Co.	1,900	121,241
JFE Holdings, Inc.	80,000	1,632,853
Jindal Steel & Power Ltd.	15,200	58,644
Kobe Steel Ltd.(c)	69,170	94,757
Kumba Iron Ore Ltd.(a)	2,100	86,696
Maruichi Steel Tube Ltd.	4,100	114,811
Metalurgica Gerdau SA (Preference Shares)	13,300	101,709
Nippon Steel & Sumitomo Metal Corp.	211,920	620,910
Nucor Corp.	8,800	442,112
POSCO	1,770	470,790
Ternium SA (Sponsored ADR)	32,850	973,017
ThyssenKrupp AG(c)	10,700	291,029
Vale SA	36,270	512,167
Vale SA (Preference Shares)	52,790	656,623
Vale SA (Sponsored ADR) (Local Preference Shares)	394,410	4,926,181
Voestalpine AG	20,270	911,600
Yamato Kogyo Co., Ltd.	3,000	90,713

		14,316,685

		80,685,723

382	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Retail – 5.9%
Regional Mall – 2.0%
BR Malls Participacoes SA	84,810	$649,958
CapitaMall Trust	205,000	307,615
CBL & Associates Properties, Inc.	6,500	115,635
CFS Retail Property Trust Group	630,050	1,109,313
General Growth Properties, Inc.	96,350	2,121,627
Glimcher Realty Trust	20,700	201,411
Macerich Co. (The)	7,200	432,936
Multiplan Empreendimentos Imobiliarios SA	33,450	657,836
Pennsylvania Real Estate Investment Trust	12,350	231,686
Rouse Properties, Inc.(a)	11,750	219,960
Simon Property Group, Inc.	38,621	6,229,181
Taubman Centers, Inc.	2,450	172,603
Westfield Group	291,857	2,680,743

		15,130,504

Shopping Center/Other Retail – 3.9%
Acadia Realty Trust	8,100	214,245
Aeon Mall Co., Ltd.	48,100	1,335,600
American Realty Capital Properties, Inc.	8,200	120,458
Atrium European Real Estate Ltd.(c)	15,100	91,916
Calloway Real Estate Investment Trust	4,000	93,380
Capital & Counties Properties PLC	47,650	300,421
CapitaMalls Asia Ltd.	176,050	248,866
CapitaMalls Malaysia Trust	126,400	56,709
Citycon Oyj	21,850	85,930
Corio NV	4,750	222,488
Crombie Real Estate Investment Trust	16,300	200,051
DDR Corp.	97,730	1,624,273
Deutsche Euroshop AG	3,550	159,454
Development Securities PLC	7,650	32,794
Equity One, Inc.	7,900	183,280
Eurocommercial Properties NV	7,600	342,415
Federal Realty Investment Trust	11,620	1,293,422
Federation Centres Ltd.	205,050	438,103
First Capital Realty, Inc.(a)	12,300	197,280
Fountainhead Property Trust	130,800	90,008
Frontier Real Estate Investment Corp.	35	190,155
Fukuoka REIT Co.(a)	230	387,901
Hammerson PLC	56,100	539,620
Hyprop Investments Ltd.	70,750	507,620
Iguatemi Empresa de Shopping Centers SA	15,350	139,965
Inland Real Estate Corp.	21,700	232,407
Intu Properties PLC	58,500	318,094
Japan Retail Fund Investment Corp.(a)	431	851,704
Kimco Realty Corp.	36,390	810,041
Kite Realty Group Trust	137,402	849,144

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	383

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Klepierre	45,062	$2,052,290
Link REIT (The)	229,878	1,069,286
Mercialys SA	4,000	91,045
Pavilion Real Estate Investment Trust	126,700	52,228
Ramco-Gershenson Properties Trust	116,474	1,945,116
Regency Centers Corp.	15,140	768,658
Retail Opportunity Investments Corp.	11,100	164,613
RioCan Real Estate Investment Trust	28,171	668,085
Saul Centers, Inc.	3,350	155,675
Shaftesbury PLC	20,945	232,551
SM Prime Holdings, Inc.	536,350	176,038
Tanger Factory Outlet Centers, Inc.	5,450	186,990
Unibail-Rodamco SE	21,287	5,603,401
Vastned Retail NV	31,966	1,611,573
Weingarten Realty Investors	43,470	1,325,835
Westfield Retail Trust	828,350	2,302,295

		30,563,423

		45,693,927

Residential – 5.2%
Multi-Family – 4.3%
Advance Residence Investment Corp.	150	321,768
Agile Property Holdings Ltd.	102,850	87,781
Apartment Investment & Management Co. – Class A	5,750	171,868
Associated Estates Realty Corp.	95,090	1,626,039
AvalonBay Communities, Inc.	6,550	844,753
Boardwalk Real Estate Investment Trust	1,500	80,656
BRE Properties, Inc.	3,000	185,310
Brookfield Residential Properties, Inc.(c)	32,867	731,291
Camden Property Trust	3,350	223,445
Canadian Apartment Properties REIT	5,850	115,542
China Overseas Land & Investment Ltd.	1,258,650	3,392,176
China Resources Land Ltd.	147,700	334,645
China Vanke Co., Ltd. – Class B	1,083,475	1,608,143
CIFI Holdings Group Co., Ltd.(a)	3,410,000	686,885
Comforia Residential REIT, Inc.(a)	67	470,804
Consorcio ARA SAB de CV(c)	92,160	34,749
Corp. GEO SAB de CV(c)(d)(e)	108,590	2,224
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,720	154,593
Desarrolladora Homex SAB de CV(a)(c)	1,300	316
Deutsche Annington Immobilien SE(c)	35,492	963,625
Deutsche Wohnen AG	13,400	283,834
Deutsche Wohnen AG – New(c)	15,198	312,674
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	173,100	176,447
Equity Lifestyle Properties, Inc.	4,700	189,175
Equity Residential	36,710	2,146,433

384	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Essex Property Trust, Inc.	15,130	$2,530,492
Ez Tec Empreendimentos e Participacoes SA	7,100	78,527
GAGFAH SA(c)	8,250	125,347
Grainger PLC	101,000	415,325
Home Properties, Inc.	2,050	120,827
Japan Rental Housing Investments, Inc.	514	328,852
Kaisa Group Holdings Ltd.(a)(c)	532,300	178,705
Killam Properties, Inc.	5,650	52,862
KWG Property Holding Ltd.	1,981,050	1,005,786
Land and Houses PCL	321,400	91,786
LEG Immobilien AG(c)	24,601	1,599,364
Mid-America Apartment Communities, Inc.	30,450	2,059,638
Mirvac Group	249,030	393,167
MRV Engenharia e Participacoes SA	31,100	107,835
Nippon Accommodations Fund, Inc.(a)	100	345,598
Northern Property Real Estate Investment Trust	1,500	39,772
PDG Realty SA Empreendimentos e Participacoes(c)	142,930	92,212
Post Properties, Inc.	3,650	177,135
Rossi Residencial SA(c)	792,521	579,437
Sekisui Chemical Co., Ltd.	35,000	399,955
Shenzhen Investment Ltd.	285,250	95,690
Shimao Property Holdings Ltd.	304,500	612,690
Sino-Ocean Land Holdings Ltd.	337,350	179,362
Stockland	950,690	3,283,208
Sun Communities, Inc.	6,995	322,190
Sunac China Holdings Ltd.(a)	147,400	78,255
Taylor Wimpey PLC	372,180	778,267
UDR, Inc.	44,740	1,154,739
UEM Sunrise Bhd	119,900	80,662
Urbi Desarrollos Urbanos SAB de CV(a)(c)(d)(e)	52,560	1,545
Wing Tai Holdings Ltd.	518,400	757,340
Yanlord Land Group Ltd.	151,950	134,428

		33,346,174

Self Storage – 0.8%
Big Yellow Group PLC	3,250	31,103
CubeSmart	10,200	178,602
Extra Space Storage, Inc.	50,940	2,501,154
Public Storage	15,870	2,682,030
Safestore Holdings PLC	202,600	806,600
Sovran Self Storage, Inc.	2,900	214,571

		6,414,060

Student Housing – 0.1%
American Campus Communities, Inc.	17,220	636,107
Education Realty Trust, Inc.	27,300	257,439

		893,546

		40,653,780

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	385

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Office – 4.2%
Office – 4.2%
Allied Properties Real Estate Investment Trust	37,824	$1,144,319
Allreal Holding AG(c)	1,850	258,635
Alstria Office REIT-AG(c)	300	4,168
Befimmo SA	3,224	231,405
Boston Properties, Inc.	12,913	1,451,809
Brandywine Realty Trust	13,300	194,845
Brookfield Office Properties, Inc.(a)	9,900	189,006
CapitaCommercial Trust	1,296,000	1,499,356
Castellum AB	12,970	226,936
Columbia Property Trust, Inc.	62,340	1,654,504
Cominar Real Estate Investment Trust	70,183	1,148,483
CommonWealth REIT	7,200	195,480
Corporate Office Properties Trust	7,300	194,691
Cousins Properties, Inc.	180,565	2,085,525
Derwent London PLC	6,550	303,929
Douglas Emmett, Inc.	21,770	586,266
Dundee International Real Estate Investment Trust	4,050	33,796
Empire State Realty Trust, Inc. – Class A	9,500	145,540
Fabege AB	29,590	410,996
Franklin Street Properties Corp.	16,800	210,336
Government Properties Income Trust	8,600	214,226
Great Portland Estates PLC	28,400	306,641
Highwoods Properties, Inc.	5,050	190,436
Hongkong Land Holdings Ltd.	140,000	879,172
Hudson Pacific Properties, Inc.	11,050	252,050
Hufvudstaden AB – Class A	14,700	220,571
Investa Office Fund	327,240	936,583
Japan Excellent, Inc.	230	292,105
Japan Prime Realty Investment Corp.	80	277,661
Japan Real Estate Investment Corp.	302	1,639,952
Kenedix Office Investment Corp. – Class A	203	1,009,958
Keppel REIT(a)	101,400	94,115
Kilroy Realty Corp.	13,390	770,193
Liberty Property Trust	22,830	873,476
Mack-Cali Realty Corp.	24,140	537,115
Mori Hills REIT Investment Corp.	250	339,640
Mori Trust Sogo Reit, Inc.(a)	22	181,922
Nippon Building Fund, Inc.	106	607,918
Nomura Real Estate Office Fund, Inc.(a)	35	148,201
Norwegian Property ASA	34,650	42,143
NTT Urban Development Corp.	106,816	924,451
Orix JREIT, Inc.(a)	1,470	1,863,124
Parkway Properties, Inc./MD	103,358	1,904,888
Piedmont Office Realty Trust, Inc. – Class A(a)	9,900	171,072

386	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

PS Business Parks, Inc.	2,450	$205,849
PSP Swiss Property AG(c)	3,300	305,686
SL Green Realty Corp.	31,312	3,110,221
Swiss Prime Site AG(c)	4,300	360,959
Tokyo Tatemono Co., Ltd.(a)	120,000	980,134
Workspace Group PLC	89,760	891,324

		32,701,811

Industrials – 1.5%
Industrial Warehouse Distribution – 1.4%
Ascendas Real Estate Investment Trust	163,000	277,973
Daiwa House REIT Investment Corp.	81	332,125
DCT Industrial Trust, Inc.	25,150	199,188
EastGroup Properties, Inc.	3,100	192,324
First Industrial Realty Trust, Inc.	11,300	217,412
Global Logistic Properties Ltd.	237,800	531,767
GLP J-Reit	100	105,566
Granite Real Estate Investment Trust	41,570	1,434,997
Hansteen Holdings PLC	265,600	499,021
Hopewell Holdings Ltd.(a)	187,500	635,016
Japan Logistics Fund, Inc.	301	674,664
Mapletree Industrial Trust	4,040	4,306
Mapletree Logistics Trust	1,202,200	982,838
Nippon Prologis REIT, Inc.	171	367,056
ProLogis, Inc.	51,466	2,119,885
Segro PLC	78,370	468,348
STAG Industrial, Inc.	72,680	1,694,171
Warehouses De Pauw SCA	1,200	90,948

		10,827,605

Mixed Office Industrial – 0.1%
BR Properties SA	21,120	153,138
Goodman Group	253,150	1,087,625

		1,240,763

		12,068,368

Lodging – 1.3%
Lodging – 1.3%
Ashford Hospitality Prime, Inc.	91,712	1,536,176
Ashford Hospitality Trust, Inc.	149,398	1,670,270
Chesapeake Lodging Trust	31,640	824,222
DiamondRock Hospitality Co.	166,860	2,105,773
Hersha Hospitality Trust	207,070	1,163,733
Hospitality Properties Trust	5,500	145,750
Host Hotels & Resorts, Inc.	70,200	1,380,833
LaSalle Hotel Properties	6,550	205,277
Pebblebrook Hotel Trust	25,172	836,717
RLJ Lodging Trust	7,550	196,225
Strategic Hotels & Resorts, Inc.(c)	20,750	207,293
Sunstone Hotel Investors, Inc.	14,300	193,336

		10,465,605

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	387

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Mortgage – 0.3%
Mortgage – 0.3%
Altisource Residential Corp.	21,695	$620,043
NorthStar Realty Finance Corp.	88,200	1,367,982

		1,988,025

Food Beverage & Tobacco – 0.2%
Agricultural Products – 0.2%
Archer-Daniels-Midland Co.	18,200	738,920
Bunge Ltd.	4,870	387,701
Charoen Pokphand Indonesia Tbk PT	204,200	74,770
Golden Agri-Resources Ltd.(a)	262,000	114,851
IOI Corp. Bhd	89,600	126,103
Kuala Lumpur Kepong Bhd	19,800	145,005
Wilmar International Ltd.	59,000	160,794

		1,748,144

Total Common Stocks (cost $473,222,344)		489,608,310

	Principal Amount (000)
INFLATION-LINKED SECURITIES – 24.6%
United States – 24.6%
U.S. Treasury Inflation Index 0.125%, 4/15/16 (TIPS)(f)	$112,428	116,248,689
0.625%, 7/15/21 (TIPS)	5,727	5,976,676
1.875%, 7/15/15 (TIPS)	65,697	69,274,419

Total Inflation-Linked Securities (cost $190,942,489)		191,499,784

	Shares
INVESTMENT COMPANIES – 0.6%
Funds and Investment Trusts – 0.6%
CPN Retail Growth Leasehold Property Fund	131,150	62,385
iShares US Real Estate ETF(a)	38,220	2,612,337
Kennedy Wilson Europe Real Estate PLC(c)	85,850	1,525,296
UK Commercial Property Trust Ltd./Fund	302,950	401,278

Total Investment Companies (cost $4,336,491)		4,601,296

WARRANTS – 0.3%
Equity: Other – 0.3%
Diversified/Specialty – 0.3%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17(c)	818,820	740,166
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15(c)	764,631	1,894,506

388	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

Company		Contracts	U.S. $ Value

Total Warrants (cost $1,670,991)			$2,634,672

OPTIONS PURCHASED - PUTS – 0.1%
Options on Funds and Investment Trusts – 0.1%
iShares US Real Estate ETF Expiration: Jan 2015, Exercise Price: $ 57.00(c)(g)		1,988	262,416
Expiration: Jan 2015, Exercise Price: $ 59.00(c)(g)		1,028	173,218

Total Options Purchased – Puts (premiums paid $1,186,764)			435,634

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.5%
U.S. Treasury Bills – 7.7%
U.S. Treasury Bill Zero Coupon, 4/24/14 (cost $59,890,290)	U.S.$	59,905	59,890,290

Time Deposit – 2.3%
State Street Time Deposit 0.01%, 3/03/14 (cost $18,022,161)		18,022	18,022,161

		Shares
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(h) (cost $3,791,793)		3,791,793	3,791,793

Total Short-Term Investments (cost $81,704,244)			81,704,244

Total Investments Before Security Lending Collateral for Securities Loaned – 98.9% (cost $753,063,323)			770,483,940

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
Investment Companies – 1.8%
AllianceBernstein Exchange Reserves – Class I, 0.07% (cost $14,234,175)		14,234,175	14,234,175

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	389

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

U.S. $ Value

Total Investments – 100.7% (cost $767,296,958)	$784,718,115
Other assets less liabilities – (0.7)%	(5,488,252)

Net Assets – 100.0%	$779,229,863

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cocoa Futures	48	May 2014	$1,402,712	$1,419,360	$16,648
Cocoa Futures	65	September 2014	1,895,568	1,930,500	34,932
Coffee C Futures	29	May 2014	1,815,276	1,960,762	145,486
Copper London Metal Exchange Futures	33	March 2014	5,987,221	5,823,675	(163,546)
Live Cattle Futures	130	June 2014	6,756,935	6,978,400	221,465
Nickel London Metal Exchange Futures	55	March 2014	4,738,882	4,850,670	111,788
NY Harbor USLD Futures	30	March 2014	3,865,263	3,800,538	(64,725)
Platinum Futures	68	April 2014	4,662,938	4,919,120	256,182
Platinum Futures	40	July 2014	2,902,124	2,896,400	(5,724)
PRI Alum London Metal Exchange Futures	102	March 2014	4,223,019	4,383,833	160,814
Soybean Futures	44	November 2014	2,551,841	2,572,350	20,509
Soybean Meal Futures	89	May 2014	3,904,849	4,073,530	168,681
WTI Crude Futures	27	December 2014	2,468,167	2,569,590	101,423
WTI Crude Futures	27	June 2015	2,301,982	2,437,020	135,038
Zinc London Metal Exchange Futures	86	March 2014	4,416,735	4,482,750	66,015
Sold Contracts
Brent Crude Oil Futures	27	December 2014	2,813,075	2,846,880	(33,805)
Brent Crude Oil Futures	27	June 2015	2,711,684	2,779,110	(67,426)
Cattle Feeder Futures	50	May 2014	4,341,756	4,342,500	(744)
Coffee Robusta Futures	71	May 2014	1,360,294	1,450,530	(90,236)
Corn Futures	74	May 2014	1,686,055	1,714,950	(28,895)
Cotton No.2 Futures	29	May 2014	1,281,517	1,263,530	17,987
Gasoline Rbob Futures	7	March 2014	884,041	875,356	8,685
Gold 100 OZ Futures	39	April 2014	4,823,814	5,154,240	(330,426)
Lead London Metal Exchange Futures	27	April 2014	1,476,692	1,437,244	39,448
PRI Aluminum London Metal Exchange Futures	306	March 2014	13,541,717	13,151,498	390,219
Soybean Oil Futures	163	May 2014	3,973,130	4,087,062	(113,932)
Sugar 11 Futures (World)	140	May 2014	2,632,407	2,769,088	(136,681)
Wheat Futures (CBT)	43	May 2014	1,302,772	1,294,838	7,934

					$867,114

390	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	434,206	USD	4,348	3/18/14	$81,395
Barclays Bank PLC	JPY	4,079,267	USD	39,488	3/18/14	(598,155)
Barclays Bank PLC	NOK	11,550	USD	1,874	3/18/14	(49,387)
Barclays Bank PLC	USD	3,383	CHF	3,013	3/18/14	43,390
Barclays Bank PLC	USD	588	MYR	1,893	3/18/14	(10,800)
BNP Paribas SA	BRL	11,863	USD	5,084	3/06/14	24,610
BNP Paribas SA	USD	5,046	BRL	11,863	3/06/14	13,665
BNP Paribas SA	USD	2,557	AUD	2,831	3/18/14	(32,858)
BNP Paribas SA	USD	2,136	EUR	1,582	3/18/14	47,935
BNP Paribas SA	USD	3,319	JPY	336,786	3/18/14	(9,366)
BNP Paribas SA	BRL	5,134	USD	2,079	5/05/14	(77,195)
BNP Paribas SA	BRL	11,863	USD	4,932	6/03/14	(9,720)
Deutsche Bank AG London	USD	2,201	GBP	1,351	6/18/14	59,675
Goldman Sachs Bank USA	BRL	11,863	USD	4,901	3/06/14	(158,334)
Goldman Sachs Bank USA	USD	5,084	BRL	11,863	3/06/14	(24,610)
Goldman Sachs Bank USA	USD	5,621	CAD	5,909	3/18/14	(286,679)
Goldman Sachs Bank USA	USD	902	HKD	6,991	3/18/14	(977)
HSBC Bank USA	EUR	5,443	USD	7,469	3/18/14	(44,071)
HSBC Bank USA	USD	1,819	MXN	24,293	3/18/14	10,785
JPMorgan Chase Bank, NA	EUR	3,318	USD	4,470	3/18/14	(109,755)
Royal Bank of Scotland PLC	MXN	24,293	USD	1,878	3/18/14	48,098
Royal Bank of Scotland PLC	USD	3,157	CAD	3,366	3/18/14	(118,063)
Royal Bank of Scotland PLC	USD	387	ZAR	4,054	3/18/14	(11,490)
Standard Chartered Bank	CNY	14,380	USD	2,356	3/18/14	14,469
Standard Chartered Bank	USD	22,007	CNY	134,390	3/18/14	(122,244)
Standard Chartered Bank	USD	1,674	IDR	20,453,303	3/18/14	87,681
Standard Chartered Bank	USD	2,265	SGD	2,830	3/18/14	(32,828)
State Street Bank & Trust Co.	GBP	7	USD	11	3/18/14	(249)
State Street Bank & Trust Co.	USD	11	GBP	7	3/18/14	312
State Street Bank & Trust Co.	USD	84	SEK	551	3/18/14	1,760
State Street Bank & Trust Co.	USD	1,963	ZAR	20,538	3/18/14	(59,670)
UBS AG	USD	2,399	JPY	246,401	3/18/14	22,751

						$(1,299,925)

INTEREST RATE SWAPS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$ 6,040	3/30/22	2.263%	3 Month LIBOR	$24,380

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	391

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

INFLATION (CPI) SWAPS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/31/16	1.930%	CPI	#	$(31,234)
Citibank, NA	1,500	3/27/18	2.450%	CPI	#	(53,848)
JPMorgan Chase Bank, NA	112,219	10/01/16	1.918%	CPI	#	(385,568)

						$(470,650)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS (see Note C)

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	300,000	0.13%	$84,324	3/17/14	Credit Suisse International	$550,331
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	315,925	0.12%	88,801	3/17/14	Goldman Sachs International	579,836
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	300,000	0.13%	84,324	3/17/14	JPMorgan Chase Bank, NA	550,331

							$1,680,498

(a)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate market value of these securities amounted to $799,310 or 0.1% of net assets.

(c)	Non-income producing security.

(d)	Fair valued by the Adviser.

(e)	Illiquid security.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $18,697,386.

(g)	One contract relates to 100 shares.

392	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CNY	– Chinese Yuan Renminbi
EUR	– Euro
GBP	– Great British Pound
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Glossary:

ADR	– American Depositary Receipt
CBT	– Chicago Board of Trade
ETF	– Exchange Traded Fund
GDR	– Global Depositary Receipt
LIBOR	– London Interbank Offered Rates
OJSC	– Open Joint Stock Company
PJSC	– Public Joint Stock Company
REIT	– Real Estate Investment Trust
TIPS	– Treasury Inflation Protected Security
WTI	– West Texas Intermediate

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	393

Multi-Asset Real Return Portfolio—Consolidated Portfolio of Investments

VOLATILITY MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 66.0%
Financials – 10.6%
Capital Markets – 1.3%
3i Group PLC	28,436	$200,313
Aberdeen Asset Management PLC	28,935	188,783
Ameriprise Financial, Inc.	7,400	806,526
Bank of New York Mellon Corp. (The)	43,550	1,393,600
BlackRock, Inc. – Class A	4,840	1,475,426
Charles Schwab Corp. (The)	44,000	1,166,440
Credit Suisse Group AG(a)	45,635	1,432,867
Daiwa Securities Group, Inc.	50,000	452,484
Deutsche Bank AG (REG)	30,760	1,487,690
E*Trade Financial Corp.(a)	10,850	243,799
Franklin Resources, Inc.	15,300	814,725
Goldman Sachs Group, Inc. (The)	16,000	2,663,200
Hargreaves Lansdown PLC	6,440	150,547
ICAP PLC	16,576	121,617
Invesco Ltd.	16,800	576,240
Investec PLC	17,346	129,012
Julius Baer Group Ltd.(a)	6,753	316,021
Legg Mason, Inc.	4,000	183,840
Macquarie Group Ltd.	8,707	439,090
Mediobanca SpA(a)	15,567	154,855
Morgan Stanley	52,600	1,620,080
Nomura Holdings, Inc.	109,400	742,113
Northern Trust Corp.	8,500	525,725
Partners Group Holding AG	524	136,428
SBI Holdings, Inc./Japan	6,090	72,876
Schroders PLC	3,069	139,249
State Street Corp.	16,650	1,093,405
T. Rowe Price Group, Inc.	9,900	803,583
UBS AG (REG)(a)	109,978	2,352,755

		21,883,289

Commercial Banks – 4.2%
Aozora Bank Ltd.	32,000	93,247
Australia & New Zealand Banking Group Ltd.	82,789	2,380,218
Banca Monte dei Paschi di Siena SpA(a)(b)	176,636	44,716
Banco Bilbao Vizcaya Argentaria SA	174,580	2,156,849
Banco de Sabadell SA	102,401	337,243
Banco Espirito Santo SA(a)(b)	50,818	98,687
Banco Popular Espanol SA	37,874	271,599
Banco Santander SA	342,363	3,090,386
Bank Hapoalim BM	30,897	168,868
Bank Leumi Le-Israel BM(a)	36,522	140,522
Bank of East Asia Ltd.	37,400	154,838
Bank of Ireland(a)	622,276	330,903

394	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Bank of Kyoto Ltd. (The)	9,000	$69,697
Bank of Queensland Ltd.	9,636	103,370
Bank of Yokohama Ltd. (The)	35,000	177,023
Bankia SA(a)	117,495	245,217
Barclays PLC	459,720	1,936,602
BB&T Corp.	26,700	1,009,260
Bendigo and Adelaide Bank Ltd.	12,285	122,264
BNP Paribas SA	29,997	2,450,225
BOC Hong Kong Holdings Ltd.	111,000	338,077
CaixaBank SA	51,570	324,731
Chiba Bank Ltd. (The)	22,000	133,584
Chugoku Bank Ltd. (The)	5,000	62,098
Comerica, Inc.	6,900	332,442
Commerzbank AG(a)	29,198	527,549
Commonwealth Bank of Australia	48,565	3,243,684
Credit Agricole SA(a)	31,301	495,569
Danske Bank A/S(a)	19,781	523,109
DBS Group Holdings Ltd.	52,000	678,347
DnB ASA	29,486	533,732
Erste Group Bank AG	7,778	275,331
Fifth Third Bancorp	33,450	725,698
Fukuoka Financial Group, Inc.	23,000	92,976
Gunma Bank Ltd. (The)	11,000	58,006
Hachijuni Bank Ltd. (The)	12,000	64,606
Hang Seng Bank Ltd.	23,100	375,027
Hiroshima Bank Ltd. (The)	15,000	57,234
Hokuhoku Financial Group, Inc.	34,000	64,007
HSBC Holdings PLC	561,979	5,931,132
Huntington Bancshares, Inc./OH	31,450	299,718
Intesa Sanpaolo SpA	348,588	1,078,161
Iyo Bank Ltd. (The)	8,000	72,595
Joyo Bank Ltd. (The)	20,000	95,618
KBC Groep NV	7,538	476,718
KeyCorp	34,000	447,780
Lloyds Banking Group PLC(a)	1,505,233	2,078,730
M&T Bank Corp.	4,950	577,120
Mitsubishi UFJ Financial Group, Inc.	384,000	2,225,147
Mizrahi Tefahot Bank Ltd.	3,782	46,911
Mizuho Financial Group, Inc.	692,500	1,424,333
National Australia Bank Ltd.	70,851	2,203,390
Natixis	27,930	200,585
Nishi-Nippon City Bank Ltd. (The)	20,000	47,548
Nordea Bank AB	91,520	1,308,955
Oversea-Chinese Banking Corp., Ltd.	77,000	581,073
PNC Financial Services Group, Inc. (The)	20,200	1,651,956
Raiffeisen Bank International AG	1,475	51,186
Regions Financial Corp.	52,300	556,472

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	395

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Resona Holdings, Inc.	56,000	$292,581
Royal Bank of Scotland Group PLC(a)	64,627	353,896
Seven Bank Ltd.	17,941	65,808
Shinsei Bank Ltd.	49,000	102,158
Shizuoka Bank Ltd. (The)	17,000	164,545
Skandinaviska Enskilda Banken AB – Class A	45,831	643,178
Societe Generale SA	21,658	1,437,143
Standard Chartered PLC	73,037	1,546,074
Sumitomo Mitsui Financial Group, Inc.	38,400	1,724,085
Sumitomo Mitsui Trust Holdings, Inc.	99,000	464,426
SunTrust Banks, Inc.	20,350	766,788
Suruga Bank Ltd.	5,152	90,995
Svenska Handelsbanken AB – Class A	15,051	785,414
Swedbank AB – Class A	27,324	770,094
UniCredit SpA	130,279	1,033,871
Unione di Banche Italiane SCPA	25,096	217,415
United Overseas Bank Ltd.	38,000	618,923
US Bancorp	69,350	2,853,059
Wells Fargo & Co.	182,050	8,450,761
Westpac Banking Corp.	93,644	2,810,441
Yamaguchi Financial Group, Inc.	6,000	52,456
Zions Bancorporation	7,000	218,400

		71,105,180

Consumer Finance – 0.4%
Acom Co., Ltd.(a)(b)	12,020	34,681
AEON Financial Service Co., Ltd.	2,000	49,146
American Express Co.	35,050	3,199,364
Capital One Financial Corp.	21,885	1,607,015
Credit Saison Co., Ltd.	4,800	105,678
Discover Financial Services	18,150	1,041,447
SLM Corp.	16,500	395,010

		6,432,341

Diversified Financial Services – 2.2%
ASX Ltd.	5,841	196,148
Bank of America Corp.	405,152	6,697,163
Berkshire Hathaway, Inc. – Class B(a)	68,350	7,913,563
Citigroup, Inc.	115,199	5,602,127
CME Group, Inc./IL – Class A	11,950	882,149
Deutsche Boerse AG	5,823	477,022
Eurazeo SA	978	76,545
Exor SpA	2,972	120,702
First Pacific Co., Ltd./Hong Kong(b)	71,400	70,829
Groupe Bruxelles Lambert SA	2,435	239,024
Hong Kong Exchanges and Clearing Ltd.	33,000	513,420
Industrivarden AB – Class C	3,718	71,813
ING Groep NV(a)	115,586	1,678,547

396	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

IntercontinentalExchange Group, Inc.	4,395	$917,852
Investment AB Kinnevik – Class B	6,747	261,664
Investor AB – Class B	13,743	489,001
Japan Exchange Group, Inc.	7,400	176,559
JPMorgan Chase & Co.	142,750	8,111,055
Leucadia National Corp.	11,850	331,089
London Stock Exchange Group PLC	5,317	180,335
McGraw Hill Financial, Inc.	10,250	816,515
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,540	89,864
Moody’s Corp.	7,250	572,750
NASDAQ OMX Group, Inc. (The)	4,350	166,997
ORIX Corp.	38,170	566,084
Pargesa Holding SA	816	70,098
Pohjola Bank PLC – Class A	4,181	96,853
Resolution Ltd.	41,892	264,714
Singapore Exchange Ltd.	25,000	135,808
Wendel SA	972	145,865

		37,932,155

Insurance – 2.3%
ACE Ltd.	12,900	1,262,523
Admiral Group PLC	5,785	138,884
Aegon NV	53,669	483,803
Aflac, Inc.	17,750	1,137,420
Ageas	6,684	305,761
AIA Group Ltd.	362,300	1,775,104
Allianz SE	13,757	2,453,362
Allstate Corp. (The)	17,250	935,985
American International Group, Inc.	55,940	2,784,134
AMP Ltd.	87,681	378,626
Aon PLC	11,500	984,400
Assicurazioni Generali SpA	35,230	791,029
Assurant, Inc.	2,750	180,483
Aviva PLC	88,192	701,174
AXA SA	54,061	1,408,144
Baloise Holding AG	1,434	184,662
Chubb Corp. (The)	9,550	835,434
Cincinnati Financial Corp.	5,550	260,184
CNP Assurances	5,109	110,024
Dai-ichi Life Insurance Co., Ltd. (The)	25,700	376,453
Delta Lloyd NV	5,709	162,627
Direct Line Insurance Group PLC	33,896	150,152
Genworth Financial, Inc. – Class A(a)	18,700	290,598
Gjensidige Forsikring ASA	6,034	126,325
Hannover Rueck SE	1,820	154,791
Hartford Financial Services Group, Inc. (The)	16,950	596,470
Insurance Australia Group Ltd.	61,844	300,292
Legal & General Group PLC	176,979	711,719

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	397

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Lincoln National Corp.	9,950	$498,793
Loews Corp.	11,600	504,368
Mapfre SA	32,476	134,128
Marsh & McLennan Cos., Inc.	20,800	1,001,728
MetLife, Inc.	42,600	2,158,542
MS&AD Insurance Group Holdings	15,300	363,547
Muenchener Rueckversicherungs AG	5,411	1,183,068
NKSJ Holdings, Inc.	10,000	253,364
Old Mutual PLC	146,138	481,680
Principal Financial Group, Inc.	10,350	469,372
Progressive Corp. (The)	20,900	511,841
Prudential Financial, Inc.	17,650	1,492,837
Prudential PLC	77,216	1,748,382
QBE Insurance Group Ltd.	36,785	422,870
RSA Insurance Group PLC	107,257	174,668
Sampo – Class A	12,645	639,848
SCOR SE	4,628	161,814
Sony Financial Holdings, Inc.	5,243	84,825
Standard Life PLC	71,148	464,257
Suncorp Group Ltd.	38,818	422,084
Swiss Life Holding AG(a)	968	240,774
Swiss Re AG(a)	10,626	991,816
T&D Holdings, Inc.	17,450	214,579
Tokio Marine Holdings, Inc.	20,900	620,908
Torchmark Corp.	3,450	267,410
Travelers Cos., Inc. (The)	13,800	1,156,992
Tryg A/S	740	71,423
UnipolSai SpA(a)	27,286	93,148
Unum Group	9,900	344,322
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,159	59,326
XL Group PLC	10,700	325,280
Zurich Insurance Group AG(a)	4,494	1,375,216

		38,913,773

Real Estate Investment Trusts (REITs) – 0.1%
American Tower Corp.	15,020	1,223,679
Plum Creek Timber Co., Inc.	6,700	290,043
Weyerhaeuser Co.	22,100	652,171

		2,165,893

Real Estate Management & Development – 0.1%
CBRE Group, Inc. – Class A(a)	10,540	294,593
Daito Trust Construction Co., Ltd.	2,200	205,039
Daiwa House Industry Co., Ltd.	18,000	327,614
IMMOFINANZ AG(a)	27,863	140,995
Tokyu Fudosan Holdings Corp.(a)	15,832	125,062

		1,093,303

398	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 0.0%
Hudson City Bancorp, Inc.	18,000	$171,000
People’s United Financial, Inc.	12,050	170,749

		341,749

		179,867,683

Information Technology – 8.1%
Communications Equipment – 0.8%
Alcatel-Lucent(a)	83,882	362,980
Cisco Systems, Inc.	203,090	4,427,362
F5 Networks, Inc.(a)	2,940	330,280
Harris Corp.	4,040	298,233
Juniper Networks, Inc.(a)	19,180	512,873
Motorola Solutions, Inc.	8,740	578,588
Nokia Oyj(a)	112,363	855,272
QUALCOMM, Inc.	64,160	4,830,606
Telefonaktiebolaget LM Ericsson – Class B	91,820	1,186,941

		13,383,135

Computers & Peripherals – 1.5%
Apple, Inc.	34,183	17,988,462
EMC Corp./MA	78,140	2,060,552
Hewlett-Packard Co.	72,980	2,180,642
NEC Corp.	74,000	250,221
NetApp, Inc.	12,950	523,310
SanDisk Corp.	8,570	636,751
Seagate Technology PLC	12,400	647,156
Western Digital Corp.	7,980	694,180

		24,981,274

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. – Class A	6,010	529,000
Citizen Holdings Co., Ltd.	7,900	64,979
Corning, Inc.	54,930	1,058,501
FLIR Systems, Inc.	5,360	182,990
Fujifilm Holdings Corp.	14,000	403,753
Hamamatsu Photonics KK	2,200	89,465
Hexagon AB – Class B	7,137	252,783
Hirose Electric Co., Ltd.	900	128,591
Hitachi High-Technologies Corp.	1,900	46,011
Hitachi Ltd.	145,000	1,148,255
Hoya Corp.	13,100	389,368
Ibiden Co., Ltd.	3,400	66,689
Jabil Circuit, Inc.	6,990	129,385
Keyence Corp.	1,400	602,876
Kyocera Corp.	9,800	443,929
Murata Manufacturing Co., Ltd.	6,200	591,915
Nippon Electric Glass Co., Ltd.(b)	11,000	49,937

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	399

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Omron Corp.	6,200	$261,497
Shimadzu Corp.	7,000	58,129
TDK Corp.	3,700	160,293
TE Connectivity Ltd.	15,600	913,848
Yaskawa Electric Corp.	6,000	89,602
Yokogawa Electric Corp.	6,500	101,684

		7,763,480

Internet Software & Services – 1.3%
Akamai Technologies, Inc.(a)	6,810	416,295
Dena Co., Ltd.(b)	3,181	68,963
eBay, Inc.(a)	44,280	2,602,336
Facebook, Inc. – Class A(a)	62,475	4,277,039
Google, Inc. – Class A(a)	10,669	12,969,770
Kakaku.com, Inc.	4,441	74,162
United Internet AG	3,220	149,530
VeriSign, Inc.(a)	4,890	269,488
Yahoo Japan Corp.	43,325	274,699
Yahoo!, Inc.(a)	35,800	1,384,386

		22,486,668

IT Services – 1.5%
Accenture PLC – Class A	24,170	2,014,569
Alliance Data Systems Corp.(a)	1,860	530,305
Amadeus IT Holding SA – Class A	11,479	504,100
AtoS	1,746	169,301
Automatic Data Processing, Inc.	18,300	1,423,374
Cap Gemini SA	4,316	337,230
Cognizant Technology Solutions Corp. – Class A(a)	11,510	1,197,731
Computer Sciences Corp.	5,580	352,656
Computershare Ltd.	14,264	151,540
Fidelity National Information Services, Inc.	11,040	613,934
Fiserv, Inc.(a)	9,800	568,890
Fujitsu Ltd.(a)	56,000	350,158
International Business Machines Corp.	38,770	7,179,041
Itochu Techno-Solutions Corp.	800	37,133
MasterCard, Inc. – Class A	39,350	3,058,282
Nomura Research Institute Ltd.	3,100	101,416
NTT Data Corp.	3,804	157,934
Otsuka Corp.(b)	500	64,280
Paychex, Inc.	12,320	514,483
Teradata Corp.(a)	6,220	285,622
Total System Services, Inc.	6,330	192,812
Visa, Inc. – Class A	19,370	4,376,458
Western Union Co. (The) – Class W	20,970	350,828
Xerox Corp.	43,910	482,571

		25,014,648

400	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Office Electronics – 0.1%
Brother Industries Ltd.	7,100	$101,881
Canon, Inc.	34,200	1,067,066
Konica Minolta, Inc.	14,500	147,935
Ricoh Co., Ltd.	20,000	251,928

		1,568,810

Semiconductors & Semiconductor Equipment – 0.9%
Advantest Corp.	4,500	49,028
Altera Corp.	12,150	441,166
Analog Devices, Inc.	11,800	599,676
Applied Materials, Inc.	45,650	865,524
ARM Holdings PLC	42,167	706,845
ASM Pacific Technology Ltd.	7,200	65,325
ASML Holding NV	10,783	930,631
Broadcom Corp. – Class A	20,450	607,774
Infineon Technologies AG	32,611	369,163
Intel Corp.	188,800	4,674,688
KLA-Tencor Corp.	6,300	410,445
Lam Research Corp.(a)	6,138	317,519
Linear Technology Corp.	8,850	414,534
LSI Corp.	20,650	229,008
Microchip Technology, Inc.	7,500	341,625
Micron Technology, Inc.(a)	39,950	966,390
NVIDIA Corp.	21,900	402,522
Rohm Co., Ltd.	2,900	150,743
STMicroelectronics NV	19,205	174,189
Sumco Corp.	3,500	26,951
Texas Instruments, Inc.	41,600	1,870,336
Tokyo Electron Ltd.	5,200	298,022
Xilinx, Inc.	10,150	529,830

		15,441,934

Software – 1.5%
Adobe Systems, Inc.(a)	17,670	1,212,339
Autodesk, Inc.(a)	8,580	450,107
CA, Inc.	12,320	412,720
Citrix Systems, Inc.(a)	7,070	424,553
Dassault Systemes	1,901	218,523
Electronic Arts, Inc.(a)	11,700	334,503
Gemalto NV(b)	2,390	267,830
GungHo Online Entertainment, Inc.(b)	10,500	64,997
Intuit, Inc.	10,810	844,801
Konami Corp.	3,100	78,072
Microsoft Corp.	288,570	11,055,117
Nexon Co., Ltd.	3,295	28,037
NICE Systems Ltd.	1,741	71,801
Nintendo Co., Ltd.	3,200	395,517

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	401

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Oracle Corp.	133,280	$5,212,581
Oracle Corp. Japan	1,200	50,072
Red Hat, Inc.(a)	7,220	425,908
Sage Group PLC (The)	32,587	235,318
Salesforce.com, Inc.(a)	21,090	1,315,383
SAP AG	27,800	2,236,013
Symantec Corp.	26,420	567,502
Trend Micro, Inc./Japan	3,200	107,659

		26,009,353

		136,649,302

Health Care – 7.6%
Biotechnology – 1.1%
Actelion Ltd. (REG)(a)	3,081	326,460
Alexion Pharmaceuticals, Inc.(a)	7,440	1,315,392
Amgen, Inc.	28,700	3,559,374
Biogen Idec, Inc.(a)	9,000	3,066,120
Celgene Corp.(a)	15,650	2,515,738
CSL Ltd.	14,677	947,826
Gilead Sciences, Inc.(a)	58,250	4,822,517
Grifols SA	4,500	256,427
Novozymes A/S – Class B(b)	6,821	317,023
Regeneron Pharmaceuticals, Inc.(a)	3,000	997,500
Vertex Pharmaceuticals, Inc.(a)	8,855	716,015

		18,840,392

Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	58,700	2,335,086
Baxter International, Inc.	20,650	1,435,175
Becton Dickinson and Co.	7,350	846,867
Boston Scientific Corp.(a)	50,700	664,170
CareFusion Corp.(a)	8,000	324,240
Cochlear Ltd.	1,721	88,157
Coloplast A/S – Class B	3,352	282,200
Covidien PLC	17,450	1,255,528
CR Bard, Inc.	2,950	425,272
DENTSPLY International, Inc.	5,400	245,052
Edwards Lifesciences Corp.(a)	4,150	289,504
Elekta AB – Class B	11,120	147,853
Essilor International SA	6,168	642,491
Getinge AB – Class B	6,039	217,353
Intuitive Surgical, Inc.(a)	1,480	658,349
Medtronic, Inc.	37,950	2,248,917
Olympus Corp.(a)	7,300	253,637
Smith & Nephew PLC	26,916	428,403
Sonova Holding AG(a)	1,544	217,972
St. Jude Medical, Inc.	11,050	743,886

402	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Stryker Corp.	11,200	$898,688
Sysmex Corp.	2,200	131,808
Terumo Corp.	4,600	196,929
Varian Medical Systems, Inc.(a)	4,000	335,320
William Demant Holding A/S(a)(b)	770	69,293
Zimmer Holdings, Inc.	6,500	609,960

		15,992,110

Health Care Providers & Services – 0.9%
Aetna, Inc.	14,009	1,018,594
Alfresa Holdings Corp.	1,300	76,218
AmerisourceBergen Corp. – Class A	8,700	590,295
Cardinal Health, Inc.	12,950	926,314
Celesio AG	2,530	89,109
CIGNA Corp.	10,500	835,695
DaVita HealthCare Partners, Inc.(a)	6,700	460,491
Express Scripts Holding Co.(a)	30,633	2,306,971
Fresenius Medical Care AG & Co. KGaA	6,496	445,686
Fresenius SE & Co. KGaA	3,806	590,623
Humana, Inc.	5,900	663,514
Laboratory Corp. of America Holdings(a)	3,300	308,682
McKesson Corp.	8,800	1,558,040
Medipal Holdings Corp.	4,100	63,380
Miraca Holdings, Inc.	1,700	77,560
Patterson Cos., Inc.	3,150	129,654
Quest Diagnostics, Inc.	5,500	291,500
Ramsay Health Care Ltd.	3,963	171,286
Ryman Healthcare Ltd.	11,244	74,448
Sonic Healthcare Ltd.	11,373	177,053
Suzuken Co., Ltd./Aichi Japan	2,200	83,607
Tenet Healthcare Corp.(a)	3,750	165,450
UnitedHealth Group, Inc.	38,250	2,955,577
WellPoint, Inc.	11,200	1,014,608

		15,074,355

Health Care Technology – 0.1%
Cerner Corp.(a)	11,200	687,344
M3, Inc.	22	73,315

		760,659

Life Sciences Tools & Services – 0.2%
Agilent Technologies, Inc.	12,550	714,472
Lonza Group AG(a)	1,597	168,535
PerkinElmer, Inc.	4,250	192,610
QIAGEN NV(a)	7,138	160,545
Thermo Fisher Scientific, Inc.	15,100	1,880,554
Waters Corp.(a)	3,250	362,050

		3,478,766

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	403

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Pharmaceuticals – 4.4%
AbbVie, Inc.	60,400	$3,074,964
Actavis PLC(a)	6,692	1,477,728
Allergan, Inc./United States	11,350	1,441,450
Astellas Pharma, Inc.	13,100	851,510
AstraZeneca PLC	37,778	2,568,044
Bayer AG	24,951	3,538,062
Bristol-Myers Squibb Co.	62,550	3,363,314
Chugai Pharmaceutical Co., Ltd.	6,800	174,264
Daiichi Sankyo Co., Ltd.	20,300	350,830
Dainippon Sumitomo Pharma Co., Ltd.	4,800	89,107
Eisai Co., Ltd.	7,600	297,379
Eli Lilly & Co.	37,700	2,247,297
Forest Laboratories, Inc.(a)	9,000	878,130
GlaxoSmithKline PLC	147,603	4,134,305
Hisamitsu Pharmaceutical Co., Inc.	1,900	89,047
Hospira, Inc.(a)	6,250	270,500
Johnson & Johnson	107,200	9,875,264
Kyowa Hakko Kirin Co., Ltd.	7,000	75,258
Merck & Co., Inc.	111,000	6,325,890
Merck KGaA	1,950	342,235
Mitsubishi Tanabe Pharma Corp.	7,000	103,205
Mylan, Inc./PA(a)	14,500	805,765
Novartis AG	69,309	5,768,594
Novo Nordisk A/S – Class B	60,085	2,859,386
Ono Pharmaceutical Co., Ltd.	2,500	247,854
Orion Oyj – Class B	2,986	98,202
Otsuka Holdings Co., Ltd.	10,940	336,613
Perrigo Co. PLC	5,039	828,613
Pfizer, Inc.	246,157	7,904,101
Roche Holding AG	21,169	6,517,935
Sanofi	35,979	3,742,170
Santen Pharmaceutical Co., Ltd.	2,300	107,831
Shionogi & Co., Ltd.	9,000	195,546
Shire PLC	16,716	924,648
Taisho Pharmaceutical Holdings Co., Ltd.	952	72,451
Takeda Pharmaceutical Co., Ltd.	23,800	1,143,754
Teva Pharmaceutical Industries Ltd.	25,634	1,280,330
Tsumura & Co.	1,800	48,010
UCB SA	3,321	265,649
Zoetis, Inc.	18,914	586,712

		75,301,947

		129,448,229

Consumer Discretionary – 7.4%
Auto Components – 0.5%
Aisin Seiki Co., Ltd.	5,800	201,970
BorgWarner, Inc.	8,600	528,470

404	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Bridgestone Corp.	19,600	$708,872
Cie Generale des Etablissements Michelin—Class B	5,640	685,601
Continental AG	3,315	805,726
Delphi Automotive PLC	10,621	707,040
Denso Corp.	14,700	788,674
GKN PLC	49,375	334,857
Goodyear Tire & Rubber Co. (The)	9,350	251,234
Johnson Controls, Inc.	26,050	1,286,870
Koito Manufacturing Co., Ltd.	3,000	56,844
NGK Spark Plug Co., Ltd.	6,000	135,491
NHK Spring Co., Ltd.	5,000	52,172
NOK Corp.	2,900	47,631
Nokian Renkaat Oyj	3,401	152,421
Pirelli & C. SpA	7,177	124,799
Stanley Electric Co., Ltd.	4,300	98,931
Sumitomo Rubber Industries Ltd.(b)	5,200	70,232
Toyoda Gosei Co., Ltd.	2,000	42,353
Toyota Boshoku Corp.	2,000	21,301
Toyota Industries Corp.	4,900	227,062
Valeo SA	2,275	318,233
Yokohama Rubber Co., Ltd. (The)	6,000	58,640

		7,705,424

Automobiles – 1.2%
Bayerische Motoren Werke AG	9,990	1,159,114
Bayerische Motoren Werke AG (Preference Shares)	1,629	142,818
Daihatsu Motor Co., Ltd.	6,000	96,659
Daimler AG	29,025	2,700,107
Fiat SpA(a)	26,408	275,730
Ford Motor Co.	149,750	2,304,653
Fuji Heavy Industries Ltd.	18,000	488,602
General Motors Co.(a)	49,465	1,790,633
Harley-Davidson, Inc.	8,400	554,904
Honda Motor Co., Ltd.	49,200	1,770,859
Isuzu Motors Ltd.	35,000	213,998
Mazda Motor Corp.(a)	81,000	391,231
Mitsubishi Motors Corp.(a)	13,300	147,620
Nissan Motor Co., Ltd.	74,900	668,530
Porsche Automobil Holding SE (Preference Shares)	4,620	485,256
Renault SA	5,792	573,262
Suzuki Motor Corp.	11,000	295,953
Toyota Motor Corp.	83,200	4,788,416
Volkswagen AG	891	227,043
Volkswagen AG (Preference Shares)	4,364	1,134,383
Yamaha Motor Co., Ltd.	8,400	122,002

		20,331,773

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	405

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Distributors – 0.0%
Genuine Parts Co.	5,890	$518,850
Jardine Cycle & Carriage Ltd.	3,000	92,976

		611,826

Diversified Consumer Services – 0.0%
Benesse Holdings, Inc.	2,200	82,862
Graham Holdings Co. – Class B	200	143,740
Gree, Inc.(b)	3,190	35,401
H&R Block, Inc.	10,350	327,474

		589,477

Hotels, Restaurants & Leisure – 0.9%
Accor SA	4,798	244,622
Carnival Corp.	16,600	658,356
Carnival PLC	5,538	227,743
Chipotle Mexican Grill, Inc. – Class A(a)	1,200	678,252
Compass Group PLC	54,484	861,182
Crown Resorts Ltd.	12,087	186,943
Darden Restaurants, Inc.	4,950	252,747
Echo Entertainment Group Ltd.	21,554	51,421
Flight Centre Travel Group Ltd.	1,667	77,481
Galaxy Entertainment Group Ltd.(a)	63,400	638,155
Genting Singapore PLC(b)	184,000	195,306
International Game Technology	9,400	141,846
Marriott International, Inc./DE – Class A	8,500	460,955
McDonald’s Corp.	37,850	3,601,427
McDonald’s Holdings Co. Japan Ltd.(b)	2,000	53,454
MGM China Holdings Ltd.	28,600	122,439
Oriental Land Co., Ltd./Japan	1,600	240,373
Sands China Ltd.	72,200	606,745
Shangri-La Asia Ltd.	46,000	76,871
SJM Holdings Ltd.	58,500	188,966
Sodexo	2,841	302,614
Starbucks Corp.	28,600	2,029,456
Starwood Hotels & Resorts Worldwide, Inc.	7,250	597,835
TABCORP Holdings Ltd.	20,931	66,378
Tatts Group Ltd.(b)	40,615	106,083
TUI Travel PLC	12,695	94,996
Whitbread PLC	5,502	412,924
William Hill PLC	25,262	167,939
Wyndham Worldwide Corp.	4,950	360,756
Wynn Macau Ltd.	45,500	219,048
Wynn Resorts Ltd.	3,100	751,719
Yum! Brands, Inc.	16,900	1,251,952

		15,926,984

Household Durables – 0.3%
Casio Computer Co., Ltd.	6,700	75,940
DR Horton, Inc.	10,750	264,020

406	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Electrolux AB – Class B	7,258	$171,866
Garmin Ltd.(b)	4,630	248,446
Harman International Industries, Inc.	2,550	267,061
Husqvarna AB – Class B	11,342	76,597
Iida Group Holdings Co., Ltd.(a)	3,989	60,675
Leggett & Platt, Inc.	5,350	171,468
Lennar Corp. – Class A	6,700	293,996
Mohawk Industries, Inc.(a)	2,300	325,519
Newell Rubbermaid, Inc.	10,850	348,393
Panasonic Corp.	66,500	832,937
PulteGroup, Inc.	13,050	273,919
Rinnai Corp.	1,100	92,589
Sekisui House Ltd.	16,000	201,051
Sharp Corp./Japan(a)	43,000	139,751
Sony Corp.	30,500	533,359
Whirlpool Corp.	3,000	433,890

		4,811,477

Internet & Catalog Retail – 0.6%
Amazon.com, Inc.(a)	14,120	5,112,852
ASOS PLC(a)	1,650	192,306
Expedia, Inc.	3,940	309,408
NetFlix, Inc.(a)	2,260	1,007,124
priceline.com, Inc.(a)	1,960	2,643,726
Rakuten, Inc.	21,913	315,015
TripAdvisor, Inc.(a)	4,200	421,008

		10,001,439

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	4,350	239,946
Mattel, Inc.	12,800	477,568
Namco Bandai Holdings, Inc.	5,400	121,109
Nikon Corp.	10,300	189,082
Sankyo Co., Ltd.	1,700	70,691
Sega Sammy Holdings, Inc.	5,600	131,305
Shimano, Inc.	2,400	217,534
Yamaha Corp.	4,800	65,906

		1,513,141

Media – 1.7%
Axel Springer SE	1,194	84,244
British Sky Broadcasting Group PLC	31,275	492,293
Cablevision Systems Corp. – Class A	8,100	142,560
CBS Corp. – Class B	21,250	1,425,450
Comcast Corp. – Class A	99,000	5,117,310
Dentsu, Inc.	6,600	248,898
DIRECTV(a)	18,600	1,443,360
Discovery Communications, Inc. – Class A(a)	8,550	712,386
Eutelsat Communications SA	4,311	140,479

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	407

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Gannett Co., Inc.	8,600	$255,850
Hakuhodo DY Holdings, Inc.	7,020	52,557
Interpublic Group of Cos., Inc. (The)	15,750	279,090
ITV PLC	111,000	375,141
JCDecaux SA	2,088	92,087
Kabel Deutschland Holding AG	667	94,782
Lagardere SCA	3,344	134,113
News Corp. – Class A(a)	18,875	345,979
Omnicom Group, Inc.	9,750	737,880
Pearson PLC	24,665	417,699
ProSiebenSat.1 Media AG	5,604	266,758
Publicis Groupe SA	5,454	517,613
REA Group Ltd.(b)	1,588	70,302
Reed Elsevier NV	20,893	457,240
Reed Elsevier PLC	35,474	543,862
RTL Group SA	1,166	150,562
Scripps Networks Interactive, Inc. – Class A	4,150	337,146
SES SA	9,155	318,843
Singapore Press Holdings Ltd.(b)	48,000	157,295
Sky Deutschland AG(a)	13,215	138,144
Telenet Group Holding NV	1,546	98,674
Time Warner Cable, Inc. – Class A	10,700	1,501,745
Time Warner, Inc.	34,400	2,309,272
Toho Co., Ltd./Tokyo	3,400	65,953
Twenty-First Century Fox, Inc. – Class A	74,500	2,498,730
Viacom, Inc. – Class B	15,400	1,351,042
Walt Disney Co. (The)	62,088	5,017,331
Wolters Kluwer NV	9,109	262,432
WPP PLC	40,227	881,064

		29,536,166

Multiline Retail – 0.4%
Dollar General Corp.(a)	11,180	669,682
Dollar Tree, Inc.(a)	7,920	433,778
Don Quijote Holdings Co., Ltd.	1,700	92,598
Family Dollar Stores, Inc.	3,660	239,730
Harvey Norman Holdings Ltd.(b)	14,346	41,218
Isetan Mitsukoshi Holdings Ltd.	10,700	121,188
J Front Retailing Co., Ltd.(b)	14,000	88,982
Kohl’s Corp.	7,660	430,415
Macy’s, Inc.	14,010	810,619
Marks & Spencer Group PLC	48,738	410,273
Marui Group Co., Ltd.	6,700	55,343
Next PLC	4,741	534,452
Nordstrom, Inc.	5,420	333,222
Takashimaya Co., Ltd.	7,392	64,371
Target Corp.	24,020	1,502,211

		5,828,082

408	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Specialty Retail – 1.0%
ABC-Mart, Inc.	800	$31,759
AutoNation, Inc.(a)	2,430	127,915
AutoZone, Inc.(a)	1,310	705,356
Bed Bath & Beyond, Inc.(a)	8,150	552,733
Best Buy Co., Inc.	10,340	275,354
CarMax, Inc.(a)	8,470	410,202
Fast Retailing Co., Ltd.	1,600	553,905
GameStop Corp. – Class A	4,410	164,537
Gap, Inc. (The)	10,040	439,250
Hennes & Mauritz AB – Class B	28,646	1,289,944
Home Depot, Inc. (The)	53,490	4,387,785
Inditex SA	6,583	945,282
Kingfisher PLC	70,786	466,577
L Brands, Inc.	9,250	521,053
Lowe’s Cos., Inc.	39,740	1,988,192
Nitori Holdings Co., Ltd.	2,100	95,126
O’Reilly Automotive, Inc.(a)	4,080	615,468
PetSmart, Inc.	3,920	262,875
Ross Stores, Inc.	8,210	597,688
Sanrio Co., Ltd.(b)	1,400	53,586
Shimamura Co., Ltd.	700	63,406
Staples, Inc.	25,040	340,294
Tiffany & Co.	4,170	388,853
TJX Cos., Inc. (The)	27,020	1,660,649
Tractor Supply Co.	5,323	375,591
Urban Outfitters, Inc.(a)	4,130	154,627
USS Co., Ltd.	6,610	89,327
Yamada Denki Co., Ltd.	27,660	91,847

		17,649,181

Textiles, Apparel & Luxury Goods – 0.7%
Adidas AG	6,313	734,017
Asics Corp.	5,000	97,928
Burberry Group PLC	13,344	343,811
Christian Dior SA	1,643	323,540
Cie Financiere Richemont SA	15,750	1,564,688
Coach, Inc.	10,600	517,386
Fossil Group, Inc.(a)	1,879	215,916
Hugo Boss AG	956	127,176
Kering	2,280	465,905
Li & Fung Ltd.	176,000	230,387
Luxottica Group SpA	5,027	279,107
LVMH Moet Hennessy Louis Vuitton SA	7,651	1,414,755
Michael Kors Holdings Ltd.(a)	6,810	667,584
NIKE, Inc. – Class B	28,350	2,219,805
PVH Corp.	3,111	393,324
Ralph Lauren Corp.	2,250	362,430

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	409

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Swatch Group AG (The)	931	$620,009
Swatch Group AG (The) (REG)	1,310	153,739
VF Corp.	13,400	785,106
Yue Yuen Industrial Holdings Ltd.	22,000	67,141

		11,583,754

		126,088,724

Industrials – 7.4%
Aerospace & Defense – 1.3%
Airbus Group NV	17,792	1,307,308
BAE Systems PLC	96,992	665,774
Boeing Co. (The)	26,250	3,384,150
Cobham PLC	31,371	156,610
Finmeccanica SpA(a)	12,210	119,823
General Dynamics Corp.	12,700	1,391,158
Honeywell International, Inc.	29,850	2,819,034
L-3 Communications Holdings, Inc.	3,350	386,590
Lockheed Martin Corp.	10,300	1,671,690
Meggitt PLC	23,803	200,516
Northrop Grumman Corp.	8,500	1,028,755
Precision Castparts Corp.	5,550	1,431,234
Raytheon Co.	12,200	1,194,502
Rockwell Collins, Inc.	5,100	420,954
Rolls-Royce Holdings PLC(a)	56,729	948,037
Safran SA	8,168	574,160
Singapore Technologies Engineering Ltd.(b)	46,000	137,993
Textron, Inc.	10,650	422,805
Thales SA	2,744	182,195
United Technologies Corp.	32,100	3,756,342
Zodiac Aerospace	5,145	181,260

		22,380,890

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	5,750	298,195
Deutsche Post AG	27,359	1,025,779
Expeditors International of Washington, Inc.	7,750	306,203
FedEx Corp.	11,300	1,506,629
Kuehne & Nagel International AG	1,630	232,669
TNT Express NV	10,713	104,066
Toll Holdings Ltd.	19,628	93,385
United Parcel Service, Inc. – Class B	27,200	2,604,944
Yamato Holdings Co., Ltd.	11,100	230,447

		6,402,317

Airlines – 0.2%
ANA Holdings, Inc.(b)	34,000	75,930
Cathay Pacific Airways Ltd.	35,000	71,154
Delta Air Lines, Inc.	32,433	1,077,100
Deutsche Lufthansa AG (REG)(a)	6,939	179,460

410	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

easyJet PLC	4,785	$137,615
International Consolidated Airlines Group SA(a)	27,989	204,114
Japan Airlines Co., Ltd.	1,806	89,928
Qantas Airways Ltd.(a)	28,514	29,801
Ryanair Holdings PLC (Sponsored ADR)(a)	820	46,543
Singapore Airlines Ltd.	16,000	128,562
Southwest Airlines Co.	26,400	592,416

		2,632,623

Building Products – 0.2%
Allegion PLC(a)	3,350	182,072
Asahi Glass Co., Ltd.	30,000	165,196
Assa Abloy AB – Class B	10,081	512,577
Cie de St-Gobain	12,577	754,203
Daikin Industries Ltd.	7,100	409,080
Geberit AG	1,139	357,948
LIXIL Group Corp.	8,000	234,537
Masco Corp.	13,500	315,225
TOTO Ltd.	9,000	127,715

		3,058,553

Commercial Services & Supplies – 0.3%
ADT Corp. (The)	6,950	213,434
Aggreko PLC	8,116	211,855
Babcock International Group PLC	10,924	268,940
Brambles Ltd.	46,985	394,107
Cintas Corp.	3,800	230,508
Dai Nippon Printing Co., Ltd.	17,000	171,266
Edenred	6,126	196,536
G4S PLC	45,624	181,426
Iron Mountain, Inc.	6,414	174,461
Park24 Co., Ltd.	3,000	60,653
Pitney Bowes, Inc.	7,650	194,692
Republic Services, Inc. – Class A	10,200	347,922
Secom Co., Ltd.	6,400	362,325
Securitas AB – Class B	9,447	103,975
Serco Group PLC	14,544	112,153
Societe BIC SA	909	116,443
Stericycle, Inc.(a)	3,250	370,500
Toppan Printing Co., Ltd.	17,000	126,622
Tyco International Ltd.	17,700	746,586
Waste Management, Inc.	16,600	688,900

		5,273,304

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	4,348	155,967
Bouygues SA(b)	5,770	232,240

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	411

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Chiyoda Corp.	5,000	$76,106
Ferrovial SA	12,172	256,490
Fluor Corp.	6,200	481,678
Hochtief AG	930	86,396
Jacobs Engineering Group, Inc.(a)	5,000	303,250
JGC Corp.	7,000	259,631
Kajima Corp.	25,000	88,311
Kinden Corp.	4,000	41,627
Koninklijke Boskalis Westminster NV	2,396	119,739
Leighton Holdings Ltd.(b)	5,087	82,350
Obayashi Corp.	19,000	116,733
OCI(a)	2,738	133,937
Quanta Services, Inc.(a)	8,150	286,962
Shimizu Corp.	17,000	92,038
Skanska AB – Class B	11,464	248,548
Taisei Corp.	29,000	129,560
Vinci SA	14,438	1,076,722

		4,268,285

Electrical Equipment – 0.6%
ABB Ltd. (REG)(a)	66,347	1,693,316
Alstom SA	6,507	175,091
AMETEK, Inc.	9,339	497,208
Eaton Corp. PLC	18,009	1,345,452
Emerson Electric Co.	26,700	1,742,442
First Solar, Inc.(a)	2,650	151,236
Fuji Electric Co., Ltd.	16,000	73,553
Legrand SA	7,981	493,456
Mabuchi Motor Co., Ltd.	800	53,614
Mitsubishi Electric Corp.	58,000	690,272
Nidec Corp.	3,100	381,201
Osram Licht AG(a)	2,527	171,533
Prysmian SpA	6,151	158,892
Rockwell Automation, Inc.	5,250	644,910
Roper Industries, Inc.	3,750	508,575
Schneider Electric SA (Paris)	16,040	1,427,356
Schneider Electric SA (London)	510	45,337
Sumitomo Electric Industries Ltd.	22,700	348,444

		10,601,888

Industrial Conglomerates – 1.3%
3M Co.	24,350	3,280,675
Danaher Corp.	22,750	1,740,148
General Electric Co.	384,250	9,786,847
Hopewell Holdings Ltd.	17,000	57,575
Hutchison Whampoa Ltd.	64,000	864,527
Keppel Corp., Ltd.	43,000	355,563
Koninklijke Philips NV	29,396	1,026,628
NWS Holdings Ltd.	44,000	69,028

412	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SembCorp Industries Ltd.	29,000	$123,900
Siemens AG	23,923	3,189,593
Smiths Group PLC	11,879	272,006
Toshiba Corp.	121,000	525,164

		21,291,654

Industrial Warehouse Distribution – 0.3%
Ascendas Real Estate Investment Trust	212,150	361,792
DCT Industrial Trust, Inc.	24,260	192,139
EastGroup Properties, Inc.	2,330	144,553
First Industrial Realty Trust, Inc.	8,400	161,616
Global Logistic Properties Ltd.	323,115	722,547
GLP J-Reit	125	131,958
Hansteen Holdings PLC	48,963	91,994
Industrial & Infrastructure Fund Investment Corp.(b)	11	94,316
Japan Logistics Fund, Inc.	60	134,485
Mapletree Industrial Trust	88,762	94,613
Mapletree Logistics Trust	109,755	89,728
Nippon Prologis REIT, Inc.	145	311,247
ProLogis, Inc.	57,175	2,355,039
Pure Industrial Real Estate Trust	11,550	49,755
Segro PLC	78,301	467,935
STAG Industrial, Inc.	3,350	78,088
Warehouses De Pauw SCA	840	63,664

		5,545,469

Machinery – 1.3%
Alfa Laval AB	9,492	257,207
Amada Co., Ltd.	10,000	83,596
Andritz AG	2,197	137,793
Atlas Copco AB – Class A	20,261	568,035
Atlas Copco AB – Class B	11,774	312,115
Caterpillar, Inc.	24,150	2,341,826
CNH Industrial NV(a)	28,447	312,598
Cummins, Inc.	6,600	963,072
Deere & Co.	14,600	1,254,578
Dover Corp.	6,450	608,235
FANUC Corp.	5,800	1,009,686
Flowserve Corp.	5,300	430,413
GEA Group AG	5,518	267,035
Hino Motors Ltd.	8,000	118,723
Hitachi Construction Machinery Co., Ltd.	3,300	64,314
IHI Corp.	39,000	179,071
Illinois Tool Works, Inc.	15,500	1,278,750
IMI PLC	8,394	214,155
Ingersoll-Rand PLC	10,150	620,571
Japan Steel Works Ltd. (The)	9,000	44,165
Joy Global, Inc.	4,000	220,000

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	413

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

JTEKT Corp.	6,200	$103,773
Kawasaki Heavy Industries Ltd.	42,000	172,381
Komatsu Ltd.	28,200	596,280
Kone Oyj – Class B	9,402	382,372
Kubota Corp.	32,000	449,691
Kurita Water Industries Ltd.	3,200	67,661
Makita Corp.	3,400	189,860
MAN SE	1,064	137,284
Melrose Industries PLC	31,455	172,740
Metso Oyj(b)	3,856	124,661
Mitsubishi Heavy Industries Ltd.	91,000	560,618
Nabtesco Corp.	4,000	100,458
NGK Insulators Ltd.	8,000	173,677
NSK Ltd.	14,000	153,994
PACCAR, Inc.	13,500	888,840
Pall Corp.	4,200	361,200
Parker Hannifin Corp.	5,650	681,108
Pentair Ltd.	7,534	608,823
Sandvik AB	32,170	448,056
Scania AB – Class B	9,655	296,141
Schindler Holding AG	1,392	208,557
Schindler Holding AG (REG)	650	98,595
SembCorp Marine Ltd.(b)	25,000	81,147
SKF AB – Class B	12,024	321,555
SMC Corp./Japan	1,600	407,611
Snap-On, Inc.	2,200	246,774
Stanley Black & Decker, Inc.	5,900	489,936
Sulzer AG	724	102,360
Sumitomo Heavy Industries Ltd.	16,000	74,003
THK Co., Ltd.	3,400	78,210
Vallourec SA	3,235	173,187
Volvo AB – Class B	45,668	686,231
Wartsila Oyj Abp	5,356	316,143
Weir Group PLC (The)	6,430	276,007
Xylem, Inc./NY	6,950	273,483
Yangzijiang Shipbuilding Holdings Ltd.	52,500	47,068
Zardoya Otis SA(b)	5,150	89,062

		21,925,485

Marine – 0.1%
AP Moeller - Maersk A/S – Class A	17	198,952
AP Moeller - Maersk A/S – Class B	40	488,516
Mitsui OSK Lines Ltd.	32,000	133,225
Nippon Yusen KK	48,000	153,762

		974,455

Mixed Office Industrial – 0.0%
Goodman Group	183,148	786,870

414	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Professional Services – 0.2%
Adecco SA(a)	3,998	$344,504
ALS Ltd./Queensland(b)	11,308	76,740
Bureau Veritas SA	6,657	183,224
Capita PLC	19,845	378,752
Dun & Bradstreet Corp. (The)	1,450	143,855
Equifax, Inc.	4,600	322,276
Experian PLC	30,199	546,229
Intertek Group PLC	4,868	239,446
Nielsen Holdings NV	9,588	453,896
Randstad Holding NV	3,742	235,060
Robert Half International, Inc.	5,250	214,935
Seek Ltd.	9,683	148,377
SGS SA	166	410,771

		3,698,065

Road & Rail – 0.6%
Asciano Ltd.	28,502	137,448
Aurizon Holdings Ltd.	60,118	273,851
Central Japan Railway Co.	4,345	507,114
ComfortDelGro Corp., Ltd.	60,000	91,398
CSX Corp.	38,500	1,066,835
DSV A/S	5,431	173,878
East Japan Railway Co.	10,200	797,659
Hankyu Hanshin Holdings, Inc.	34,000	186,831
Kansas City Southern	4,200	394,464
Keikyu Corp.	14,000	117,643
Keio Corp.	17,000	120,494
Keisei Electric Railway Co., Ltd.	8,000	70,354
Kintetsu Corp.	53,000	192,504
MTR Corp., Ltd.	43,500	158,531
Nippon Express Co., Ltd.	24,000	112,116
Norfolk Southern Corp.	11,800	1,084,538
Odakyu Electric Railway Co., Ltd.	19,000	170,282
Ryder System, Inc.	2,000	150,640
Tobu Railway Co., Ltd.	30,000	146,028
Tokyu Corp.	34,000	207,772
Union Pacific Corp.	17,500	3,156,650
West Japan Railway Co.	5,078	208,745

		9,525,775

Trading Companies & Distributors – 0.3%
Brenntag AG	1,554	288,730
Bunzl PLC	10,036	264,161
Fastenal Co.	10,350	488,416
ITOCHU Corp.	45,000	560,786
Marubeni Corp.	49,000	344,480
Mitsubishi Corp.	42,400	813,801

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	415

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Mitsui & Co., Ltd.	52,400	$807,787
Noble Group Ltd.	129,000	104,960
Rexel SA	6,397	161,541
Sojitz Corp.	37,700	66,931
Sumitomo Corp.	33,900	448,455
Toyota Tsusho Corp.	6,400	158,204
Travis Perkins PLC	7,395	241,750
Wolseley PLC	8,007	465,504
WW Grainger, Inc.	2,350	599,297

		5,814,803

Transportation Infrastructure – 0.1%
Abertis Infraestructuras SA(b)	11,600	271,889
Aeroports de Paris	930	112,679
Atlantia SpA	9,984	252,702
Auckland International Airport Ltd.	30,155	94,604
Fraport AG Frankfurt Airport Services Worldwide	1,113	88,569
Groupe Eurotunnel SA	16,572	198,969
Hutchison Port Holdings Trust – Class U	150,500	94,123
Kamigumi Co., Ltd.	7,000	65,037
Mitsubishi Logistics Corp.	4,000	55,693
Sydney Airport	15,643	56,776
Transurban Group	42,466	268,377

		1,559,418

		125,739,854

Consumer Staples – 6.1%
Beverages – 1.3%
Anheuser-Busch InBev NV	24,244	2,535,778
Asahi Group Holdings Ltd.	11,700	328,963
Beam, Inc.	6,200	514,352
Brown-Forman Corp. – Class B	6,150	515,370
Carlsberg A/S – Class B	3,228	340,078
Coca-Cola Amatil Ltd.	17,279	174,437
Coca-Cola Co. (The)	144,200	5,508,440
Coca-Cola Enterprises, Inc.	9,150	430,782
Coca-Cola HBC AG(a)	6,028	149,628
Coca-Cola West Co., Ltd.	1,900	35,270
Constellation Brands, Inc. – Class A(a)	6,300	510,489
Diageo PLC	75,738	2,378,326
Dr Pepper Snapple Group, Inc.	7,600	396,036
Heineken Holding NV	3,042	196,565
Heineken NV	6,952	469,426
Kirin Holdings Co., Ltd.	26,000	354,904
Molson Coors Brewing Co. – Class B	6,000	340,980
Monster Beverage Corp.(a)	5,160	381,840
PepsiCo, Inc.	58,250	4,664,077
Pernod Ricard SA	6,396	750,490

416	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Remy Cointreau SA(b)	798	$67,601
SABMiller PLC (London)	29,010	1,420,664
Suntory Beverage & Food Ltd.	3,729	131,584
Treasury Wine Estates Ltd.	18,445	64,025

		22,660,105

Food & Staples Retailing – 1.3%
Aeon Co., Ltd.(b)	18,300	224,249
Carrefour SA	18,542	682,156
Casino Guichard Perrachon SA	1,701	192,686
Colruyt SA	2,288	126,741
Costco Wholesale Corp.	16,600	1,938,880
CVS Caremark Corp.	45,250	3,309,585
Delhaize Group SA	3,075	220,800
Distribuidora Internacional de Alimentacion SA	18,446	157,994
FamilyMart Co., Ltd.(b)	1,800	80,334
J Sainsbury PLC	36,482	209,138
Jeronimo Martins SGPS SA	7,595	128,769
Koninklijke Ahold NV	30,411	566,883
Kroger Co. (The)	19,700	826,218
Lawson, Inc.(b)	2,000	139,063
Metcash Ltd.(b)	24,909	68,929
Metro AG	3,912	161,807
Olam International Ltd.	44,000	61,689
Safeway, Inc.	9,350	350,157
Seven & I Holdings Co., Ltd.(b)	22,700	853,545
Sysco Corp.	22,050	794,241
Tesco PLC	242,892	1,337,516
Wal-Mart Stores, Inc.	61,450	4,590,315
Walgreen Co.	33,100	2,249,145
Wesfarmers Ltd.	34,789	1,335,871
Whole Foods Market, Inc.	14,100	762,105
WM Morrison Supermarkets PLC	66,599	262,069
Woolworths Ltd.	37,741	1,216,487

		22,847,372

Food Products – 1.5%
Ajinomoto Co., Inc.	18,000	279,448
Archer-Daniels-Midland Co.	24,950	1,012,970
Aryzta AG(a)	2,632	219,487
Associated British Foods PLC	10,749	539,209
Barry Callebaut AG(a)	67	83,522
Calbee, Inc.	2,292	55,754
Campbell Soup Co.	6,800	294,508
ConAgra Foods, Inc.	15,950	452,980
Danone(b)	17,112	1,206,665
General Mills, Inc.	24,050	1,203,221
Golden Agri-Resources Ltd.	212,000	92,933
Hershey Co. (The)	5,700	603,174

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	417

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Hormel Foods Corp.	5,100	$241,995
JM Smucker Co. (The)	4,000	400,040
Kellogg Co.	9,750	591,728
Kerry Group PLC – Class A	4,506	340,401
Kikkoman Corp.	5,000	97,484
Kraft Foods Group, Inc.	22,600	1,249,102
Lindt & Spruengli AG	26	128,123
Lindt & Spruengli AG (REG)	4	232,246
McCormick & Co., Inc./MD	5,000	332,000
Mead Johnson Nutrition Co. – Class A	7,650	623,858
MEIJI Holdings Co., Ltd.	1,900	125,408
Mondelez International, Inc. – Class A	66,600	2,266,398
Nestle SA	97,165	7,340,344
Nippon Meat Packers, Inc.	5,000	80,425
Nisshin Seifun Group, Inc.	6,000	64,776
Nissin Foods Holdings Co., Ltd.	1,800	80,601
Orkla ASA	23,056	181,891
Suedzucker AG	2,464	68,464
Tate & Lyle PLC	14,070	151,261
Toyo Suisan Kaisha Ltd.	3,000	101,011
Tyson Foods, Inc. – Class A	10,300	406,335
Unilever NV	49,149	1,943,587
Unilever PLC	38,724	1,583,813
Wilmar International Ltd.	57,000	155,343
Yakult Honsha Co., Ltd.	2,700	129,889
Yamazaki Baking Co., Ltd.	3,000	34,825

		24,995,219

Household Products – 0.9%
Clorox Co. (The)	4,900	427,672
Colgate-Palmolive Co.	33,400	2,098,522
Henkel AG & Co. KGaA	3,920	395,970
Henkel AG & Co. KGaA (Preference Shares)	5,376	599,047
Kimberly-Clark Corp.	14,500	1,600,075
Procter & Gamble Co. (The)	103,300	8,125,578
Reckitt Benckiser Group PLC	19,517	1,605,548
Svenska Cellulosa AB SCA – Class B	17,783	539,358
Unicharm Corp.	3,500	198,965

		15,590,735

Personal Products – 0.2%
Avon Products, Inc.	16,450	254,481
Beiersdorf AG	3,042	310,342
Estee Lauder Cos., Inc. (The) – Class A	9,700	667,748
Kao Corp.	15,600	537,173
L’Oreal SA	7,576	1,283,494
Shiseido Co., Ltd.	10,900	193,438

		3,246,676

418	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Tobacco – 0.9%
Altria Group, Inc.	75,900	$2,752,134
British American Tobacco PLC	57,335	3,125,411
Imperial Tobacco Group PLC	29,208	1,191,383
Japan Tobacco, Inc.	33,144	1,055,627
Lorillard, Inc.	13,950	684,387
Philip Morris International, Inc.	60,850	4,923,374
Reynolds American, Inc.	11,850	602,336
Swedish Match AB	6,095	192,827

		14,527,479

		103,867,586

Energy – 5.4%
Energy Equipment & Services – 0.9%
Aker Solutions ASA	4,960	83,215
AMEC PLC	8,970	168,460
Baker Hughes, Inc.	16,800	1,063,104
Cameron International Corp.(a)	9,000	576,540
CGG SA(a)	4,749	72,516
Diamond Offshore Drilling, Inc.(b)	2,600	122,980
Ensco PLC – Class A	8,850	466,041
FMC Technologies, Inc.(a)	8,950	449,648
Fugro NV	2,125	123,224
Halliburton Co.	32,250	1,838,250
Helmerich & Payne, Inc.	4,050	399,938
Nabors Industries Ltd.	9,850	226,747
National Oilwell Varco, Inc.	16,250	1,251,900
Noble Corp. PLC	9,600	298,080
Petrofac Ltd.	7,827	179,300
Rowan Cos., PLC – Class A(a)	4,700	156,792
Saipem SpA	7,989	187,685
Schlumberger Ltd.	50,050	4,654,650
Seadrill Ltd.	11,327	417,301
Subsea 7 SA	7,961	151,872
Technip SA	3,066	300,159
Tenaris SA	14,248	297,534
Transocean Ltd.	12,815	543,356
Transocean Ltd. (Zurich)	10,872	458,330
WorleyParsons Ltd.	6,235	93,888

		14,581,510

Oil, Gas & Consumable Fuels – 4.5%
Anadarko Petroleum Corp.	19,100	1,607,456
Apache Corp.	15,150	1,201,243
BG Group PLC	102,695	1,868,405
BP PLC	567,946	4,799,743
Cabot Oil & Gas Corp.	15,950	558,250
Caltex Australia Ltd.	4,073	76,335
Chesapeake Energy Corp.	19,150	496,176

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	419

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Chevron Corp.	73,050	$8,424,856
ConocoPhillips	46,550	3,095,575
CONSOL Energy, Inc.	8,650	346,865
Delek Group Ltd.	130	48,860
Denbury Resources, Inc.	13,900	227,404
Devon Energy Corp.	14,450	930,869
ENI SpA	76,754	1,842,603
EOG Resources, Inc.	10,450	1,979,439
EQT Corp.	5,700	583,053
Exxon Mobil Corp.	165,953	15,976,295
Galp Energia SGPS SA	10,470	175,575
Hess Corp.	10,800	864,324
Idemitsu Kosan Co., Ltd.	2,800	57,306
Inpex Corp.	26,436	335,914
Japan Petroleum Exploration Co.	900	33,001
JX Holdings, Inc.	67,000	347,965
Kinder Morgan, Inc./DE	25,485	811,697
Koninklijke Vopak NV	2,122	124,084
Lundin Petroleum AB(a)	6,714	134,422
Marathon Oil Corp.	26,400	884,400
Marathon Petroleum Corp.	11,400	957,600
Murphy Oil Corp.	6,650	394,810
Neste Oil Oyj(b)	3,868	82,808
Newfield Exploration Co.(a)	5,150	145,179
Noble Energy, Inc.	13,700	942,012
Occidental Petroleum Corp.	30,650	2,958,338
OMV AG	4,444	202,240
ONEOK, Inc.	7,800	461,292
Origin Energy Ltd.	33,127	428,097
Peabody Energy Corp.	10,200	179,112
Phillips 66	22,750	1,703,065
Pioneer Natural Resources Co.	5,500	1,106,490
QEP Resources, Inc.	6,750	195,278
Range Resources Corp.	6,200	533,510
Repsol SA	25,509	638,894
Royal Dutch Shell PLC – Class A	115,148	4,191,973
Royal Dutch Shell PLC –Class B	75,700	2,944,920
Santos Ltd.(b)	29,168	355,630
Showa Shell Sekiyu KK	5,700	56,126
Southwestern Energy Co.(a)	13,350	551,889
Spectra Energy Corp.	25,400	946,912
Statoil ASA	33,672	888,134
Tesoro Corp.	5,000	255,050
TonenGeneral Sekiyu KK	8,000	70,716
Total SA	64,452	4,181,588
Tullow Oil PLC	27,400	366,600
Valero Energy Corp.	20,450	981,191

420	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Williams Cos., Inc. (The)	25,900	$1,069,670
Woodside Petroleum Ltd.	19,887	674,555
WPX Energy, Inc.(a)	7,600	133,912

		76,429,706

		91,011,216

Materials – 3.2%
Chemicals – 1.8%
Air Liquide SA	9,765	1,340,397
Air Products & Chemicals, Inc.	8,000	970,560
Air Water, Inc.	5,000	74,289
Airgas, Inc.	2,500	269,500
Akzo Nobel NV	7,236	598,182
Arkema SA	1,892	205,230
Asahi Kasei Corp.	38,000	270,812
BASF SE	27,712	3,185,327
CF Industries Holdings, Inc.	2,200	551,980
Croda International PLC	4,097	174,225
Daicel Corp.	8,000	69,256
Dow Chemical Co. (The)	46,050	2,243,095
Eastman Chemical Co.	5,850	511,465
Ecolab, Inc.	10,300	1,109,825
EI du Pont de Nemours & Co.	35,200	2,345,024
EMS-Chemie Holding AG (REG)	247	95,048
FMC Corp.	5,050	389,759
Fuchs Petrolub SE (Preference Shares)	1,071	106,719
Givaudan SA(a)	251	393,241
Hitachi Chemical Co., Ltd.	3,100	43,371
Incitec Pivot Ltd.	47,170	132,542
International Flavors & Fragrances, Inc.	3,100	290,749
Israel Chemicals Ltd.	13,439	114,084
Israel Corp., Ltd. (The)(a)	82	43,798
Johnson Matthey PLC	6,183	337,612
JSR Corp.	5,400	92,832
K&S AG	5,198	175,488
Kaneka Corp.	8,000	52,363
Kansai Paint Co., Ltd.	7,000	91,039
Koninklijke DSM NV	4,653	296,895
Kuraray Co., Ltd.	10,500	117,881
Lanxess AG	2,511	186,190
Linde AG	5,615	1,162,186
LyondellBasell Industries NV – Class A	16,640	1,465,651
Mitsubishi Chemical Holdings Corp.	40,500	183,271
Mitsubishi Gas Chemical Co., Inc.	11,000	70,431
Mitsui Chemicals, Inc.	24,000	62,223
Monsanto Co.	19,950	2,194,899
Mosaic Co. (The)	12,900	630,294
Nippon Paint Co., Ltd.	5,000	76,875

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	421

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Nitto Denko Corp.	5,000	$234,637
Orica Ltd.	11,069	239,356
PPG Industries, Inc.	5,400	1,068,228
Praxair, Inc.	11,250	1,466,662
Sherwin-Williams Co. (The)	3,300	661,584
Shin-Etsu Chemical Co., Ltd.	12,400	704,281
Showa Denko KK	45,000	65,204
Sigma-Aldrich Corp.	4,550	429,565
Sika AG	65	239,482
Solvay SA	1,789	276,838
Sumitomo Chemical Co., Ltd.	44,000	180,687
Syngenta AG	2,810	1,022,954
Taiyo Nippon Sanso Corp.	7,000	52,628
Teijin Ltd.	28,000	67,352
Toray Industries, Inc.	44,000	304,005
Ube Industries Ltd./Japan	31,000	59,309
Umicore SA	3,440	168,963
Yara International ASA	5,455	221,171

		30,187,514

Construction Materials – 0.1%
Boral Ltd.	22,259	110,935
CRH PLC	22,007	649,045
Fletcher Building Ltd.	20,700	163,684
HeidelbergCement AG	4,243	349,085
Holcim Ltd.(a)	6,908	560,506
Imerys SA	1,063	99,008
James Hardie Industries PLC	13,325	173,285
Lafarge SA	4,591	344,216
Taiheiyo Cement Corp.	35,000	123,608
Vulcan Materials Co.	4,900	332,857

		2,906,229

Containers & Packaging – 0.1%
Amcor Ltd./Australia	36,407	329,108
Avery Dennison Corp.	3,650	181,843
Ball Corp.	5,450	302,802
Bemis Co., Inc.	3,900	153,192
MeadWestvaco Corp.	6,700	250,781
Owens-Illinois, Inc.(a)	6,250	212,000
Rexam PLC	23,881	197,342
Sealed Air Corp.	7,400	251,896
Toyo Seikan Group Holdings Ltd.	4,900	86,022

		1,964,986

Metals & Mining – 1.1%
Alcoa, Inc.	40,550	476,057
Allegheny Technologies, Inc.	4,050	128,709
Alumina Ltd.(a)	70,569	81,002

422	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Anglo American PLC	42,050	$1,073,943
Antofagasta PLC	11,898	179,354
ArcelorMittal (Euronext Amsterdam)	30,148	473,436
BHP Billiton Ltd.	96,759	3,318,697
BHP Billiton PLC	63,724	2,053,623
Boliden AB	8,252	130,738
Cliffs Natural Resources, Inc.(b)	5,800	116,174
Daido Steel Co., Ltd.	8,000	36,879
Fortescue Metals Group Ltd.	46,054	224,176
Freeport-McMoRan Copper & Gold, Inc.	39,350	1,283,597
Fresnillo PLC	5,558	88,821
Glencore Xstrata PLC	319,170	1,757,590
Hitachi Metals Ltd.	6,000	89,694
Iluka Resources Ltd.	12,633	106,096
JFE Holdings, Inc.	14,800	302,078
Kobe Steel Ltd.(a)	75,000	102,744
Maruichi Steel Tube Ltd.	1,400	39,204
Mitsubishi Materials Corp.	33,000	103,784
Newcrest Mining Ltd.	23,127	233,065
Newmont Mining Corp.	18,850	438,451
Nippon Steel & Sumitomo Metal Corp.	229,000	670,953
Norsk Hydro ASA	40,521	200,066
Nucor Corp.	12,050	605,392
Randgold Resources Ltd.	2,643	209,328
Rio Tinto Ltd.	13,148	785,498
Rio Tinto PLC	38,353	2,199,187
Sumitomo Metal Mining Co., Ltd.	16,000	209,446
ThyssenKrupp AG(a)	11,642	316,651
United States Steel Corp.(b)	5,450	131,999
Voestalpine AG	3,382	152,098
Yamato Kogyo Co., Ltd.	1,300	39,309

		18,357,839

Paper & Forest Products – 0.1%
International Paper Co.	16,800	821,352
OJI Holdings Corp.	24,000	115,274
Stora Enso OYJ – Class R	16,604	188,826
UPM-Kymmene OYJ	15,934	288,977

		1,414,429

		54,830,997

Equity: Other – 2.5%
Diversified/Specialty – 2.0%
Activia Properties, Inc.(b)	15	127,809
Aedifica SA	650	47,417
Affine SA	400	8,254
Alexander’s, Inc.	190	71,195
Alexandria Real Estate Equities, Inc.	5,510	399,200

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	423

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

American Assets Trust, Inc.	2,650	$87,636
American Homes 4 Rent – Class A	3,500	57,330
ANF Immobilier	550	18,220
Artis Real Estate Investment Trust	9,650	136,562
Australand Property Group	27,000	94,415
Azrieli Group	2,800	92,168
Beni Stabili SpA	63,200	55,815
BioMed Realty Trust, Inc.	14,700	303,996
British Land Co. PLC	104,990	1,225,443
CA Immobilien Anlagen AG(a)	5,619	105,094
Campus Crest Communities, Inc.	4,950	40,986
Canadian Real Estate Investment Trust	5,200	204,844
CapitaLand Ltd.	271,950	612,283
Chambers Street Properties	18,100	143,171
Cheung Kong Holdings Ltd.	42,000	659,501
City Developments Ltd.	57,450	425,869
Cofinimmo	1,320	158,279
Conwert Immobilien Invest SE(a)	4,694	64,079
Country Garden Holdings Co., Ltd.	335,599	173,719
Daejan Holdings PLC	405	33,977
Dexus Property Group	582,519	557,255
DIC Asset AG	2,600	24,540
Digital Realty Trust, Inc.(b)	9,860	534,018
Duke Realty Corp.	24,910	418,488
Dundee Real Estate Investment Trust – Class A	8,000	213,348
DuPont Fabros Technology, Inc.	4,940	131,206
Eurobank Properties Real Estate Investment Co.(a)	1,850	20,428
F&C Commercial Property Trust Ltd.	37,983	76,580
Fastighets AB Balder – Class B(a)	7,050	90,670
Fonciere Des Regions	3,477	325,873
Forest City Enterprises, Inc. – Class A(a)	11,410	222,267
Gecina SA	2,099	287,651
GPT Group	172,500	573,664
Granite Real Estate Investment Trust	3,600	124,519
H&R Real Estate Investment Trust	20,556	412,865
Hamborner REIT AG	3,500	37,016
Hang Lung Properties Ltd.	237,500	662,447
Helical Bar PLC	7,600	47,470
Henderson Land Development Co., Ltd.	111,440	627,107
Hulic Co., Ltd.	30,736	355,533
Hysan Development Co., Ltd.	67,150	279,941
ICADE	3,567	351,301
Investors Real Estate Trust	7,910	69,450
Keppel Land Ltd.	74,350	188,624
Kerry Properties Ltd.	68,900	227,922

424	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Kiwi Income Property Trust	75,850	$71,542
Klovern AB	5,740	32,043
Kungsleden AB	10,450	90,094
Land Securities Group PLC	84,001	1,527,842
Lend Lease Group	16,495	166,640
Lexington Realty Trust	17,480	199,447
Londonmetric Property PLC	44,777	108,348
Mapletree Commercial Trust	98,100	93,708
Mitsubishi Estate Co., Ltd.	134,190	3,182,723
Mitsui Fudosan Co., Ltd.	89,990	2,690,053
Mobimo Holding AG(a)	500	111,401
Morguard Real Estate Investment Trust	2,650	39,871
Mucklow A & J Group PLC	3,500	29,891
New World China Land Ltd.	198,850	118,058
New World Development Co., Ltd.	379,550	491,740
Nieuwe Steen Investments NV	9,974	61,315
Nomura Real Estate Holdings, Inc.	12,980	266,886
Nomura Real Estate Master Fund, Inc.	161	167,865
Premier Investment Corp.	15	58,241
Quintain Estates & Development PLC(a)	34,912	60,800
Redefine International PLC	54,900	46,886
Royal Mail PLC(a)	19,779	198,726
Schroder Real Estate Investment Trust Ltd.	27,263	24,310
Select Income REIT	2,100	61,215
Shui On Land Ltd.	262,450	72,163
Silver Bay Realty Trust Corp.(b)	2,800	43,876
Sino Land Co., Ltd.	314,660	448,658
SOHO China Ltd.	118,050	89,219
Spirit Realty Capital, Inc.	27,226	297,308
Sponda Oyj	18,460	100,296
ST Modwen Properties PLC	12,673	83,719
Sumitomo Realty & Development Co., Ltd.	46,540	1,880,428
Sun Hung Kai Properties Ltd.	166,450	2,133,645
Suntec Real Estate Investment Trust	156,750	205,991
Swire Pacific Ltd. – Class A	20,500	230,686
Swire Properties Ltd.	123,150	328,298
TAG Immobilien AG	9,520	120,167
Tokyu REIT, Inc.	70	85,772
Top REIT, Inc.	12	55,275
Unite Group PLC	13,523	101,549
United Urban Investment Corp.	284	435,057
UOL Group Ltd.	48,400	233,815
Vornado Realty Trust	19,510	1,878,618
Wallenstam AB – Class B	7,700	127,241
Washington Real Estate Investment Trust	5,040	126,756
Wereldhave Belgium NV	150	18,427
Wereldhave NV	1,670	143,257
Wharf Holdings Ltd.	161,300	1,130,854
Wheelock & Co., Ltd.	27,000	110,732
Wihlborgs Fastigheter AB	5,070	101,069
Winthrop Realty Trust	2,450	28,518

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	425

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

W.P. Carey, Inc.	6,459	$410,276

		33,128,760

Health Care – 0.4%
Chartwell Retirement Residences	13,250	123,609
Extendicare, Inc./US(b)	6,600	42,677
HCP, Inc.	52,100	2,019,917
Health Care REIT, Inc.	32,770	1,924,910
Healthcare Realty Trust, Inc.	7,350	176,179
LTC Properties, Inc.	2,650	99,852
Medical Properties Trust, Inc.	12,380	163,292
National Health Investors, Inc.	2,250	138,825
Omega Healthcare Investors, Inc.	9,390	300,104
Primary Health Properties PLC	8,095	48,529
Sabra Health Care REIT, Inc.	2,900	82,563
Senior Housing Properties Trust	14,380	320,674
Universal Health Realty Income Trust	960	40,877
Ventas, Inc.	33,770	2,108,261

		7,590,269

Triple Net – 0.1%
Agree Realty Corp.	1,100	33,814
EPR Properties	3,910	208,247
Getty Realty Corp.	1,900	36,556
National Retail Properties, Inc.(b)	9,300	333,777
Realty Income Corp.(b)	15,717	698,149

		1,310,543

		42,029,572

Telecommunication Services – 2.1%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	200,104	6,389,321
Belgacom SA	4,590	138,080
Bezeq The Israeli Telecommunication Corp., Ltd.	54,723	89,145
BT Group PLC	237,768	1,635,328
CenturyLink, Inc.	22,450	701,787
Deutsche Telekom AG	87,176	1,474,781
Elisa Oyj	4,287	120,004
Frontier Communications Corp.(b)	37,940	185,147
HKT Trust and HKT Ltd.	61,700	66,087
Iliad SA	785	191,461
Inmarsat PLC	13,526	157,279
Koninklijke KPN NV(a)	95,096	338,926
Nippon Telegraph & Telephone Corp.	11,300	636,179
Orange SA	55,869	696,800
PCCW Ltd.	120,000	56,903
Portugal Telecom SGPS SA(b)	17,736	79,415
Singapore Telecommunications Ltd.	240,000	680,105

426	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Swisscom AG	704	$416,671
TDC A/S	24,466	243,008
Telecom Corp. of New Zealand Ltd.	52,201	109,529
Telecom Italia SpA (ordinary shares)	298,142	338,650
Telecom Italia SpA (savings shares)	174,906	153,135
Telefonica Deutschland Holding AG	8,424	67,393
Telefonica SA	123,580	1,889,577
Telekom Austria AG	6,682	64,964
Telenor ASA	20,564	453,073
TeliaSonera AB	71,854	553,098
Telstra Corp., Ltd.	130,348	588,031
Verizon Communications, Inc. (London)	1	41
Verizon Communications, Inc.	157,120	7,475,770
Vivendi SA	36,311	1,035,431
Windstream Holdings, Inc.(b)	22,630	181,493
Ziggo NV	4,526	206,369

		27,412,981

Wireless Telecommunication Services – 0.5%
Crown Castle International Corp.(a)	12,680	962,412
KDDI Corp.	16,216	991,700
Millicom International Cellular SA	1,995	207,729
NTT DoCoMo, Inc.	46,032	767,240
Softbank Corp.	29,000	2,197,716
StarHub Ltd.	18,000	59,393
Tele2 AB – Class B	9,609	119,090
Vodafone Group PLC	796,275	3,318,047

		8,623,327

		36,036,308

Utilities – 2.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	18,450	926,190
Cheung Kong Infrastructure Holdings Ltd.	18,000	117,914
Chubu Electric Power Co., Inc.	19,400	240,005
Chugoku Electric Power Co., Inc. (The)	8,900	126,580
CLP Holdings Ltd.	53,000	412,740
Contact Energy Ltd.	9,841	44,161
Duke Energy Corp.	26,858	1,903,695
Edison International	12,350	646,769
EDP – Energias de Portugal SA	59,203	256,213
Electricite de France	5,910	234,483
Enel SpA	197,464	1,011,908
Entergy Corp.	6,750	430,785
Exelon Corp.	32,482	987,778
FirstEnergy Corp.	15,850	487,863
Fortum Oyj	13,402	317,439
Hokkaido Electric Power Co., Inc.(a)	5,500	56,198
Hokuriku Electric Power Co.	5,100	65,672

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	427

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Iberdrola SA	141,010	$933,971
Kansai Electric Power Co., Inc. (The)(a)	21,200	236,984
Kyushu Electric Power Co., Inc.(a)	12,900	166,097
NextEra Energy, Inc.	16,350	1,494,226
Northeast Utilities	12,000	533,400
Pepco Holdings, Inc.	9,450	192,686
Pinnacle West Capital Corp.	4,150	230,948
Power Assets Holdings Ltd.	41,500	347,140
PPL Corp.	23,900	771,731
Red Electrica Corp. SA	3,265	253,864
Shikoku Electric Power Co., Inc.(a)	5,400	83,940
Southern Co. (The)	33,500	1,418,725
SP AusNet	50,801	60,154
SSE PLC	29,096	683,109
Terna Rete Elettrica Nazionale SpA	44,418	226,582
Tohoku Electric Power Co., Inc.(a)	13,600	160,156
Tokyo Electric Power Co., Inc.(a)	43,500	203,452
Xcel Energy, Inc.	18,850	570,967

		16,834,525

Gas Utilities – 0.1%
AGL Resources, Inc.	4,500	211,680
APA Group(b)	24,339	145,234
Enagas SA	5,763	167,441
Gas Natural SDG SA	10,567	270,625
Hong Kong & China Gas Co., Ltd.	172,800	372,592
Osaka Gas Co., Ltd.	56,000	233,276
Snam SpA	60,245	342,749
Toho Gas Co., Ltd.	12,000	60,969
Tokyo Gas Co., Ltd.	72,000	361,694

		2,166,260

Independent Power Producers & Energy Traders – 0.1%
AES Corp./VA	24,900	339,885
Electric Power Development Co., Ltd.	3,500	108,946
Enel Green Power SpA	50,724	142,250
NRG Energy, Inc.	12,250	356,108

		947,189

Multi-Utilities – 0.8%
AGL Energy Ltd.	16,721	234,009
Ameren Corp.	9,200	371,772
CenterPoint Energy, Inc.	16,250	384,312
Centrica PLC	155,058	828,084
CMS Energy Corp.	10,050	285,721
Consolidated Edison, Inc.	11,100	622,155
Dominion Resources, Inc./VA	22,100	1,533,740
DTE Energy Co.	6,700	480,792
E.ON SE	54,336	1,034,595

428	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

GDF Suez	39,985	$1,023,972
Integrys Energy Group, Inc.	3,000	171,810
National Grid PLC	112,385	1,572,631
NiSource, Inc.	11,850	412,617
PG&E Corp.	17,000	749,020
Public Service Enterprise Group, Inc.	19,150	702,039
RWE AG	14,766	590,448
SCANA Corp.	5,300	262,350
Sempra Energy	8,700	821,889
Suez Environnement Co.	8,456	169,008
TECO Energy, Inc.	7,700	129,206
United Utilities Group PLC	20,573	268,505
Veolia Environnement SA	10,631	200,843
Wisconsin Energy Corp.	8,550	375,858

		13,225,376

Water Utilities – 0.0%
Severn Trent PLC	7,207	223,267

		33,396,617

Retail – 1.6%
Regional Mall – 0.7%
CapitaMall Trust	270,200	405,451
CBL & Associates Properties, Inc.	12,990	231,092
CFS Retail Property Trust Group	212,800	374,672
General Growth Properties, Inc.	60,220	1,326,044
Glimcher Realty Trust	11,080	107,808
Macerich Co. (The)	16,090	967,492
Pennsylvania Real Estate Investment Trust	5,010	93,988
Rouse Properties, Inc.(b)	2,750	51,480
Simon Property Group, Inc.	35,390	5,708,053
Taubman Centers, Inc.	4,900	345,205
Westfield Group	221,045	2,030,326

		11,641,611

Shopping Center/Other Retail – 0.9%
Acadia Realty Trust	4,210	111,354
Aeon Mall Co., Ltd.	11,920	330,985
American Realty Capital Properties, Inc.	57,650	846,878
Brixmor Property Group, Inc.	3,150	69,552
BWP Trust	36,410	77,421
Calloway Real Estate Investment Trust	7,800	182,092
Capital & Counties Properties PLC	50,215	316,592
CapitaMalls Asia Ltd.	142,246	201,080
Cedar Realty Trust, Inc.	5,500	33,825
Charter Hall Retail REIT	23,676	76,240
Citycon OYJ	17,630	69,334
Corio NV	7,289	341,414
Crombie Real Estate Investment Trust	5,550	68,116
DDR Corp.	23,420	389,240

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	429

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Deutsche Euroshop AG	3,515	$157,882
Development Securities PLC	9,363	40,138
Equity One, Inc.	4,530	105,096
Eurocommercial Properties NV	3,190	143,724
Excel Trust, Inc.	3,450	43,229
Federal Realty Investment Trust	5,030	559,889
Federation Centres Ltd.	150,308	321,143
First Capital Realty, Inc.(b)	6,330	101,527
Fortune Real Estate Investment Trust(b)	99,200	76,951
Frontier Real Estate Investment Corp.(b)	37	201,021
Hammerson PLC	75,786	728,977
Immobiliare Grande Distribuzione	10,374	16,324
Inland Real Estate Corp.	6,550	70,150
Intu Properties PLC	72,119	392,148
Japan Retail Fund Investment Corp.(b)	247	488,100
Kimco Realty Corp.	46,650	1,038,429
Kite Realty Group Trust	9,900	61,182
Klepierre	10,505	478,437
Link REIT (The)	244,550	1,137,534
Mercialys SA	3,140	71,470
Ramco-Gershenson Properties Trust	5,030	84,001
Regency Centers Corp.	7,020	356,405
Retail Opportunity Investments Corp.	5,500	81,565
RioCan Real Estate Investment Trust (Toronto)	23,050	546,639
Saul Centers, Inc.	990	46,005
Shaftesbury PLC	19,183	212,987
Tanger Factory Outlet Centers	7,190	246,689
Unibail-Rodamco SE	10,396	2,736,550
Urstadt Biddle Properties, Inc. – Class A	1,750	34,318
Vastned Retail NV	1,460	73,606
Weingarten Realty Investors	8,320	253,760
Westfield Retail Trust	324,549	902,043

		14,922,042

		26,563,653

Residential – 1.0%
Multi-Family – 0.7%
Advance Residence Investment Corp.	93	199,496
Agile Property Holdings Ltd.	95,900	81,849
Apartment Investment & Management Co. – Class A	16,670	498,267
Associated Estates Realty Corp.	4,400	75,240
AvalonBay Communities, Inc.	14,580	1,880,382
Boardwalk Real Estate Investment Trust	3,050	164,000
BRE Properties, Inc.	5,870	362,590
Camden Property Trust	6,500	433,550
Canadian Apartment Properties REIT	8,350	164,919
Daiwahouse Residential Investment Corp.	25	102,895

430	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Deutsche Annington Immobilien SE(a)	2,750	$74,664
Deutsche Wohnen AG	21,972	465,403
Deutsche Wohnen AG(a)	9,872	203,100
Equity Lifestyle Properties, Inc.	5,780	232,645
Equity Residential	40,100	2,344,646
Essex Property Trust, Inc.	2,930	490,043
GAGFAH SA(a)	9,750	148,137
Grainger PLC	31,465	129,388
Home Properties, Inc.	4,350	256,389
Killam Properties, Inc.(b)	3,900	36,489
LEG Immobilien AG(a)	3,750	243,796
Mid-America Apartment Communities, Inc.	5,712	386,360
Mirvac Group	388,291	613,031
Nippon Accommodations Fund, Inc.(b)	36	124,415
Northern Property Real Estate Investment Trust	2,450	64,962
Persimmon PLC(a)	9,168	221,803
Post Properties, Inc.	4,150	201,400
Sekisui Chemical Co., Ltd.	13,000	148,555
Shimao Property Holdings Ltd.	95,750	192,660
Stockland	245,106	846,473
Sun Communities, Inc.	2,640	121,598
UDR, Inc.	19,180	495,036
Wing Tai Holdings Ltd.	29,325	42,841
Yanlord Land Group Ltd.	50,788	44,932

		12,091,954

Self Storage – 0.2%
Big Yellow Group PLC	9,854	94,304
CubeSmart	10,630	186,131
Extra Space Storage, Inc.	8,800	432,080
Public Storage	16,470	2,783,430
Safestore Holdings PLC	14,350	57,131
Sovran Self Storage, Inc.	2,480	183,495

		3,736,571

Student Housing – 0.1%
American Campus Communities, Inc.	8,020	296,259
Education Realty Trust, Inc.	8,780	82,795

		379,054

		16,207,579

Office – 0.8%
Office – 0.8%
Allied Properties Real Estate Investment Trust	5,200	157,320
Allreal Holding AG(a)	730	102,056
Alstria Office REIT-AG(a)	5,220	72,520
Befimmo SA	1,270	91,155
Boston Properties, Inc.	17,450	1,961,903

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	431

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Brandywine Realty Trust	12,000	$175,800
Brookfield Office Properties, Inc.(b)	19,200	366,556
CapitaCommercial Trust	209,300	242,142
Castellum AB	13,210	231,136
Champion REIT	178,350	80,094
Cominar Real Estate Investment Trust	9,555	156,359
CommonWealth REIT	9,080	246,522
Corporate Office Properties Trust	6,300	168,021
Cousins Properties, Inc.	13,514	156,087
Derwent London PLC	7,020	325,737
Douglas Emmett, Inc.	10,140	273,070
Dundee International Real Estate Investment Trust	7,250	60,499
Empire State Realty Trust, Inc. – Class A	5,750	88,090
Fabege AB	10,140	140,841
First Potomac Realty Trust	4,500	57,060
Franklin Street Properties Corp.	6,720	84,134
Government Properties Income Trust	4,170	103,875
Great Portland Estates PLC	26,381	284,842
Highwoods Properties, Inc.	6,880	259,445
Hongkong Land Holdings Ltd.	90,200	566,438
Hudson Pacific Properties, Inc.	3,750	85,538
Hufvudstaden AB – Class A	8,730	130,992
Intervest Offices & Warehouses	500	15,128
Investa Office Fund	46,183	132,179
Japan Excellent, Inc.	80	101,602
Japan Prime Realty Investment Corp.	85	295,014
Japan Real Estate Investment Corp.	127	689,649
Kenedix Office Investment Corp. – Class A	22	109,454
Keppel REIT(b)	113,100	104,975
Kilroy Realty Corp.	6,320	363,526
Liberty Property Trust	11,180	427,747
Mack-Cali Realty Corp.	6,720	149,520
Mori Hills REIT Investment Corp.(b)	90	122,270
Mori Trust Sogo Reit, Inc.(b)	16	132,307
Nippon Building Fund, Inc.	144	825,851
Nomura Real Estate Office Fund, Inc.(b)	39	165,138
NorthWest Healthcare Properties Real Estate Investment Trust	2,300	21,311
Norwegian Property ASA	40,000	48,650
NTT Urban Development Corp.	11,799	102,116
Orix JREIT, Inc.(b)	121	153,359
Parkway Properties, Inc./MD	5,350	98,601
Piedmont Office Realty Trust, Inc. – Class A(b)	12,350	213,408
Prime Office AG(a)	3,650	15,014
PS Business Parks, Inc.	1,540	129,391
PSP Swiss Property AG(a)	3,030	280,675

432	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SL Green Realty Corp.	7,280	$723,122
Societe de la Tour Eiffel	450	31,678
Swiss Prime Site AG(a)	5,877	493,339
Technopolis Oyj	7,300	46,752
Tokyo Tatemono Co., Ltd.	42,910	350,479
Workspace Group PLC	7,997	79,411

		13,089,898

Lodging – 0.2%
Lodging – 0.2%
Ashford Hospitality Trust, Inc.	4,860	54,335
CDL Hospitality Trusts	48,238	62,143
Chesapeake Lodging Trust	3,800	98,990
DiamondRock Hospitality Co.	14,920	188,290
FelCor Lodging Trust, Inc.	9,540	83,093
Hersha Hospitality Trust	13,190	74,128
Hospitality Properties Trust	11,460	303,690
Host Hotels & Resorts, Inc.	85,790	1,687,490
InnVest Real Estate Investment Trust	6,500	31,053
InterContinental Hotels Group PLC	8,042	261,557
LaSalle Hotel Properties	7,950	249,153
Pebblebrook Hotel Trust	4,900	162,876
RLJ Lodging Trust	9,400	244,306
Strategic Hotels & Resorts, Inc.(a)	12,800	127,872
Sunstone Hotel Investors, Inc.	13,980	189,010

		3,817,986

Total Common Stocks (cost $894,450,784)		1,118,645,204

INVESTMENT COMPANIES – 13.2%
Funds and Investment Trusts – 13.2%
F&C UK Real Estate Investment Ltd.	16,310	23,079
iShares Core MSCI Emerging Markets ETF(b)	2,673,820	126,685,592
Medicx Fund Ltd.	26,075	36,366
Picton Property Income Ltd.	27,434	26,415
Standard Life Investment Property Income Trust PLC	11,850	14,396
UK Commercial Property Trust Ltd./fund	31,199	41,325
Vanguard REIT ETF	1,378,070	97,498,452

Total Investment Companies (cost $226,094,224)		224,325,625

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	433

Volatility Management Portfolio—Portfolio of Investments

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 19.8%
Investment Companies – 19.6%
AllianceBernstein Fixed-Income Shares, Inc.– Government STIF Portfolio, 0.08%+ (c) (cost $331,343,169)		331,343,169	$331,343,169

	Principal Amount (000)
U.S. Treasury Bills – 0.2%
U.S. Treasury Bill Zero Coupon, 3/13/14 (d) (cost $3,999,908)	U.S.$	4,000	3,999,908

	Shares
Total Investments Before Security Lending Collateral for Securities Loaned – 99.0% (cost $1,455,888,085)			1,678,313,906

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AllianceBernstein Exchange Reserves – Class I, 0.07%(c) (cost $11,219,012)		11,219,012	11,219,012

Total Investments – 99.7% (cost $1,467,107,097)			1,689,532,918
Other assets less liabilities – 0.3%			5,195,944

Net Assets – 100.0%			$1,694,728,862

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	244	March 2014	$9,965,244	$10,575,309	$610,065
FTSE 100 Index Futures	38	March 2014	4,100,371	4,311,450	211,079
Hang Seng Index Futures	11	March 2014	1,592,329	1,616,361	24,032
Mini MSCI EAFE Futures	40	March 2014	3,789,849	3,858,600	68,751
S&P 500 E Mini Futures	1,086	March 2014	97,821,159	100,867,680	3,046,521

434	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
S&P Mid 400 E Mini Futures	727	March 2014	95,088,455	99,904,340	$4,815,885
S&P TSX 60 Index Futures	294	March 2014	40,379,186	43,140,179	2,760,993
SPI 200 Futures	20	March 2014	2,262,153	2,407,559	145,406
TOPIX Index Futures	107	March 2014	12,814,383	12,732,338	(82,045)

					$11,600,687

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	42,043	EUR	30,737	3/18/14	$382,885
Barclays Bank PLC	CAD	2,052	USD	1,838	6/18/14	(10,443)
BNP Paribas SA	USD	3,506	JPY	356,065	3/18/14	(7,378)
BNP Paribas SA	AUD	1,919	USD	1,707	6/18/14	6,868
Citibank, NA	USD	2,237	CAD	2,485	3/18/14	6,700
Citibank, NA	GBP	1,339	USD	2,227	6/18/14	(13,346)
Credit Suisse International	AUD	17,432	USD	15,715	3/18/14	173,820
Credit Suisse International	CHF	12,744	USD	14,051	3/18/14	(440,758)
Credit Suisse International	GBP	20,359	USD	33,255	3/18/14	(834,024)
Credit Suisse International	USD	18,605	CHF	16,650	3/18/14	327,822
Goldman Sachs Bank USA	CHF	1,588	USD	1,756	3/18/14	(49,576)
Royal Bank of Canada	CAD	15,232	USD	14,253	3/18/14	501,715
Royal Bank of Scotland PLC	USD	11,955	CAD	12,747	3/18/14	(447,102)
Royal Bank of Scotland PLC	USD	11,783	GBP	7,186	3/18/14	248,994
Royal Bank of Scotland PLC	USD	1,834	JPY	187,909	3/18/14	12,370
Standard Chartered Bank	EUR	1,349	USD	1,834	3/18/14	(28,210)
Standard Chartered Bank	EUR	1,728	USD	2,387	3/18/14	2,045
Standard Chartered Bank	GBP	1,443	USD	2,383	3/18/14	(33,153)
State Street Bank & Trust Co.	EUR	18,155	USD	24,652	3/18/14	(407,431)
State Street Bank & Trust Co.	USD	1,757	AUD	1,884	3/18/14	(77,718)
State Street Bank & Trust Co.	USD	1,802	GBP	1,119	3/18/14	71,856
UBS AG	JPY	3,713,028	USD	36,373	3/18/14	(113,922)
Westpac Banking Corp.	AUD	13,045	USD	11,572	3/18/14	(58,033)

						$(786,019)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	435

Volatility Management Portfolio—Portfolio of Investments

TOTAL RETURN SWAPS (see Note C)

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return Index	6,161	0.29%	$33,348	1/15/15	Bank of America, NA	$618,495
Receive	Russell 2000 Total Return Index	1,731	1.00%	9,370	3/17/14	JPMorgan Chase Bank, NA	172,828
Receive	Russell 2000 Total Return Index	245	1.00%	1,326	4/15/14	JPMorgan Chase Bank, NA	24,462
Receive	FTSE EPRA/ NAREIT Developed Real Estate Index	279	0.71%	1,060	8/15/14	UBS AG	4,204
Receive	Russell 2000 Total Return Index	2,505	1.00%	13,559	10/15/14	UBS AG	252,644
Receive	Russell 2000 Total Return Index	3,757	1.00%	20,336	3/16/15	UBS AG	379,336

							$1,451,969

+	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $251,994.

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– Great British Pound
JPY	– Japanese Yen
USD	– United States Dollar

436	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management Portfolio—Portfolio of Investments

Glossary:

ADR	– American Depositary Receipt
EAFE	– Europe, Australia, and Far East
EPRA	– European Public Real Estate Association
ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange
MSCI	– Morgan Stanley Capital International
NAREIT	– National Association of Real Estate Investment Trusts
REG	– Registered Shares
REIT	– Real Estate Investment Trust
SPI	– Share Price Index
TOPIX	– Tokyo Price Index
TSX	– Toronto Stock Exchange

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	437

Volatility Management Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the following AllianceBernstein Retirement Strategies (each a “Strategy” and collectively, the “Strategies”):2

AllianceBernstein 2000 Retirement Strategy

AllianceBernstein 2005 Retirement Strategy

AllianceBernstein 2010 Retirement Strategy

AllianceBernstein 2015 Retirement Strategy

AllianceBernstein 2020 Retirement Strategy

AllianceBernstein 2025 Retirement Strategy

AllianceBernstein 2030 Retirement Strategy

AllianceBernstein 2035 Retirement Strategy

AllianceBernstein 2040 Retirement Strategy

AllianceBernstein 2045 Retirement Strategy

AllianceBernstein 2050 Retirement Strategy

AllianceBernstein 2055 Retirement Strategy

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The investment objective of the Retirement Strategies is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy is managed to the specific year of planned retirement included in its name. The Strategies’ asset mixes will become more conservative until reaching the year approaching 15 years after the retirement year at which time the asset allocation will become static. Each Strategy pursues its investment objectives through investing in a combination of The

1	It should be noted that the information in the fee evaluation was completed on July 25, 2013 and discussed with the Board of Directors on August 6-8, 2013.
2	Future references to the Strategies do not include “AllianceBernstein.”

438	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The current shareholders of the Pooling Portfolios are the Retirement Strategies, the AllianceBernstein Wealth Strategies, the Rhode Island Higher Education Savings Trust, certain portfolios of Sanford C. Bernstein Fund, Inc. and other institutional clients. Collectively, these shareholders (the “Institutional Clients”) own 100 percent of the Pooling Portfolios’ total outstanding shares.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances

3	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Multi-Asset Real Return Portfolio (formerly Global Real Estate Investment Portfolio), International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Short Duration Bond Portfolio, Global Core Bond Portfolio (formerly Intermediate Duration Bond Portfolio), Bond Inflation Protection Securities Portfolio (formerly Inflation Protection Securities Portfolio), Volatility Management Portfolio and High Yield Portfolio.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	439

be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”4

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee charged to each Strategy is dependent on the percentage of equity investments and the level of net assets held by each Strategy:

% Invested in Equity Investments[5]	Advisory Fee
Equal to or less than 60%	0.55%
Greater than 60% and less than 80%	0.60%
Equal to or greater than 80%	0.65%

Net Asset Level	Discount
Assets equal to or less than $2.5 billion	n/a
Assets greater than $2.5 billion and less than $5 billion	0.10%
Assets greater than $5 billion	0.15%

Accordingly, under the terms of the Investment Advisory Agreement, the Strategies will pay the Adviser at the following annual rates:

	Average Daily Net Assets
Strategy[6]	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
2000, 2005, 2010	0.55%	0.45%	0.40%
2015, 2020, 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

The Adviser does not charge an investment advisory fee for managing the Pooling Portfolios in which the Retirement Strategies invest, although the Retirement Strategies do bear expenses incurred by the Pooling Portfolios, which approximated to 0.04% for all of the Retirement Strategies except for 2000 Retirement Strategy, and 0.03% for 2000 Retirement Strategy, for the six month period ending February 28, 2013.

4	Jones v. Harris at 1427.
5	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Multi-Asset Real Return Portfolio and all assets invested in Volatility Management Portfolio will be considered to be invested in equity investments.

6	Prior to October 1, 2010, Retirement Strategy 2025’s advisory fee rate was 0.65% of the average daily net assets.

440	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

The Strategies’ net assets on June 30, 2013 are set forth below:

Strategy	6/30/13 Net Assets ($Millions)
2000 Retirement Strategy	$11.3
2005 Retirement Strategy	$17.6
2010 Retirement Strategy	$57.4
2015 Retirement Strategy	$134.6
2020 Retirement Strategy	$208.8
2025 Retirement Strategy	$191.3
2030 Retirement Strategy	$174.6
2035 Retirement Strategy	$133.6
2040 Retirement Strategy	$119.4
2045 Retirement Strategy	$85.2
2050 Retirement Strategy	$24.1
2055 Retirement Strategy	$8.6

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. Indicated below are the reimbursement amounts, expressed in dollars and as a percentage of average daily net assets, which the Adviser received during the Strategies’ most recently completed fiscal year:

Strategy	Amount	As a % of Average Daily Net Assets
2000 Retirement Strategy[7]	$63,200	0.227%
2005 Retirement Strategy[7]	$63,200	0.221%
2010 Retirement Strategy	$58,403	0.051%
2015 Retirement Strategy	$68,148	0.027%
2020 Retirement Strategy	$56,924	0.018%
2025 Retirement Strategy	$63,732	0.024%
2030 Retirement Strategy	$57,100	0.024%
2035 Retirement Strategy	$57,380	0.035%
2040 Retirement Strategy	$58,080	0.041%
2045 Retirement Strategy	$57,860	0.058%
2050 Retirement Strategy[7]	$63,500	0.284%
2055 Retirement Strategy[7]	$63,500	1.133%

The Adviser agreed to waive that portion of its management fees and/or reimburse the Retirement Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ expense ratios to the amounts set forth below for the Strategies’ fiscal year. The terms of the expense limitation undertaking permit modification or termination by the Adviser upon at least 60 days’ notice prior to the Strategies’ prospectus update. The expense caps shown below include the blended expense ratios of the

7	For the most recently completed fiscal year, the expense reimbursement amount was waived in its entirety by the Adviser.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	441

Pooling Portfolios (i.e., the Retirement Strategies’ underlying expense ratios).8 In addition, set forth below are the Retirement Strategies’ gross expense ratios for the most recent semi-annual period:9

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Net Expense Ratio (2/28/13)[10]		Fiscal Year End
2000 Retirement Strategy[11]	Class A Class B Class C Class R Class K Class I Advisor	0.86 1.56 1.56 1.06 0.81 0.56 0.56	% % % % % % %	3.03 3.82 3.82 2.87 2.52 2.21 2.84	% % % % % % %	August 31

2005 Retirement Strategy[11]	Class A Class B Class C Class R Class K Class I Advisor	0.92 1.62 1.62 1.12 0.87 0.62 0.62	% % % % % % %	2.44 3.16 3.17 2.62 2.30 1.97 2.16	% % % % % % %	August 31

2010 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.94 1.64 1.64 1.14 0.89 0.64 0.64	% % % % % % %	1.45 2.22 2.18 1.66 1.36 1.04 1.17	% % % % % % %	August 31

2015 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.98 1.68 1.68 1.18 0.93 0.68 0.68	% % % % % % %	1.24 1.96 1.96 1.49 1.21 0.80 0.95	% % % % % % %	August 31

2020 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.02 1.72 1.72 1.22 0.97 0.72 0.72	% % % % % % %	1.19 1.92 1.91 1.45 1.16 0.82 0.90	% % % % % % %	August 31

8	For the six months ended February 28, 2013, the estimated annualized blended underlying expense ratio for each of the Retirement Strategies were 0.03% for 2000 and 0.04% for 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055.

9	Semi-annual total expense ratios are unaudited.

10	Annualized.

11	The Adviser waived its entire management fee (advisory and administrative) as a result of the Strategy’s expense limitation undertaking.

442	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Net Expense Ratio (2/28/13)[10]		Fiscal Year End
2025 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.04 1.74 1.74 1.24 0.99 0.74 0.74	% % % % % % %	1.21 1.94 1.93 1.46 1.18 0.85 0.91	% % % % % % %	August 31

2030 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.28 2.02 2.00 1.53 1.24 0.92 0.99	% % % % % % %	August 31

2035 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.36 2.10 2.09 1.59 1.30 0.97 1.07	% % % % % % %	August 31

2040 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.42 2.15 2.15 1.62 1.32 1.00 1.12	% % % % % % %	August 31

2045 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.53 2.32 2.27 1.70 1.41 1.09 1.24	% % % % % % %	August 31

2050 Retirement Strategy[11]	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	2.60 4.10 3.37 2.63 2.32 2.00 2.30	% % % % % % %	August 31

2055 Retirement Strategy[11]	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	6.06 7.57 6.90 5.22 4.92 4.61 5.75	% % % % % % %	August 31

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	443

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Strategies that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional accounts due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed by the Strategies for providing such services. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Strategies’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar

444	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

investment style as the Strategies.12 In addition to the AllianceBernstein institutional fee schedule, set forth below is the institutional fee schedule of a target date asset allocation service, Customized Retirement Strategies (“CRS”), provided by the Adviser for institutional clients.13 In addition to the CRS fee schedule, set forth below are what would have been the advisory fees of the Strategies had the CRS fee schedule been applicable to the Strategies versus the Strategies advisory fees based on June 30, 2013 net assets:14

AB Institutional Fee Schedule	Strategy	Net Assets 6/30/13 ($MM)		AB Inst. Fee (%)	Advisory Fee (%)[15]
Customized Retirement Strategies 12 bp on 1st $100 million	2000-2010 Retirement Strategy	$1,116.6 (complex	)	0.082%	0.550%
9 bp on next $400 million 7 bp on next $500 million	2015-2025 Retirement Strategy			0.082%	0.600%
4 bp on next $1,500 million
3 bp on the balance +$60K for daily NAV Minimum Account Size: $100M or plan assets of $500M	2030-2055 Retirement Strategy			0.082%	0.650%

The AllianceBernstein Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative

12	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

13	CRS, like the Retirement Strategies, offers investors an asset allocation ‘glide-path.’ However, CRS allows for the plan to utilize the Adviser and/or any other investment manager to manage any mix of active or passive underlying portfolios.

14	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

15	Excludes reimbursements made by the Strategy to the Adviser for certain non-management expenses and any expense reimbursements or advisory fee waivers made by the Adviser to the Strategy related to expense caps.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	445

related services, but not for distribution-related services. The fee schedules of the ITM mutual funds that have a somewhat similar investment style as certain of the Strategies are as follows:16

Fund	ITM Mutual Fund	Fee
2020 Retirement Strategy	AllianceBernstein Wealth Builder 2020	0.085%[17]

2030 Retirement Strategy	AllianceBernstein Wealth Builder 2030	0.085%[17]

2040 Retirement Strategy	AllianceBernstein Wealth Builder 2040	0.085%[17]

The Adviser has represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Strategies.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategies with fees charged to other investment companies for similar services offered by other investment advisers.18 Lipper’s analysis included the comparison of each Retirement Strategy’s contractual management fee, estimated at the approximate current asset level of

16	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

17	The fee shown is at the Fund of Funds (“FoF”) level. The ITM fund invests in a combination of Component Funds which are charged an all-in fee by the Adviser. The all-in fee charged to the Component Funds are as follows: AllianceBernstein Japan Style Blend Fund-3 (Japanese Equities): 0.70%, AllianceBernstein Kokusai Style Blend Fund-1 (50% hedge) (Foreign Equities): 0.75%, AllianceBernstein Japan Bond Fund-1 (Japanese Bonds): 0.35%, AllianceBernstein Global (ex-Japan) Bond Fund-1 (with currency hedge) (Foreign Bonds): 0.55%.

18	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s-length.” Jones v. Harris at 1429.

446	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

the subject Strategy, to the median of each Strategy’s Lipper Expense Group (“EG”)19 and the Strategy’s contractual management fee ranking.20

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type, similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Strategy	Contractual Management Fee (%)[21]	Lipper Exp. Group Median (%)	Rank
2000 Retirement Strategy[22]	0.550	0.741	2/7
2005 Retirement Strategy[22]	0.550	0.741	2/7
2010 Retirement Strategy[22]	0.550	0.742	2/7
2015 Retirement Strategy	0.600	0.710	3/9
2020 Retirement Strategy	0.600	0.716	2/8
2025 Retirement Strategy	0.600	0.673	1/8
2030 Retirement Strategy	0.650	0.730	2/9
2035 Retirement Strategy	0.650	0.775	3/9
2040 Retirement Strategy	0.650	0.736	1/8
2045 Retirement Strategy	0.650	0.723	3/10
2050 Retirement Strategy	0.650	0.736	2/10
2055 Retirement Strategy	0.650	0.696	3/10

19	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

20	The contractual management fee is calculated by Lipper using the Retirement Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Retirement Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Retirement Strategy had the lowest effective fee rate in the Lipper peer group.

21	The contractual management fee does not reflect any expense reimbursements made by the Retirement Strategies to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waiver or expense reimbursement for expense caps that would effectively reduce the actual management fee.

22	Lipper classifies the 2000, 2005 and 2010 Retirement Strategies as mixed asset target 2010 funds; in other words, the Lipper universes for these three Strategies are identical. Similarly, the 2050 and 2055 Retirement Strategies are classified as mixed asset target 2050+ funds and share an identical universe.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	447

Set forth below is a comparison of the Strategies’ total expense ratios (inclusive of the Strategies’ underlying expenses) and the medians of the Strategies’ EGs. The Strategies’ total expense ratio rankings are also shown.

Strategy	Total Expense Ratio (%)[23]	Lipper Exp. Group Median (%)	Lipper Group Rank
2000 Retirement Strategy	0.860	0.911	3/7
2005 Retirement Strategy	0.923	0.923	4/7
2010 Retirement Strategy	0.939	0.939	4/7
2015 Retirement Strategy	0.980	1.045	2/9
2020 Retirement Strategy	1.020	1.058	3/8
2025 Retirement Strategy	1.040	1.131	2/8
2030 Retirement Strategy	1.064	1.125	1/9
2035 Retirement Strategy	1.059	1.140	3/9
2040 Retirement Strategy	1.060	1.140	2/8
2045 Retirement Strategy	1.060	1.188	4/10
2050 Retirement Strategy	1.062	1.193	2/10
2055 Retirement Strategy	1.063	1.193	2/10

Based on this analysis, Retirement Strategies: 2035 and 2050 have equally favorable rankings; Retirement Strategies: 2015, 2030 and 2055 have a more favorable ranking on a total expense ratio basis than a contractual management fee basis; Retirement Strategies: 2000, 2005, 2010, 2020, 2025, 2040 and 2045 have a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Strategies. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Retirement Strategies: 2015, 2020, 2025 and 2030 increased; and Retirement Strategy 2035 and 2040 decreased during calendar year 2012, relative to 2011.

23	The total expense ratios, inclusive of the Strategies’ underlying expenses, shown are for the Strategies’ Class A shares.

448	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

The Adviser’s profitability with respect to Retirement Strategies: 2000, 2005, 2010, 2045, 2050 and 2055 was negative as expenses exceeded revenues.

In addition to the Adviser’s future direct profits from managing the Strategies, certain of the Adviser’s affiliates may have a business relationship with the Strategies and may benefit from providing such services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates may provide transfer agent, distribution, and brokerage related services to the Strategies and/or the Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2012, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support (revenue sharing payments).

ABI retained the following front-end load sales charges from sales of the Strategies’ Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
2000 Retirement Strategy	$52
2005 Retirement Strategy	$282
2010 Retirement Strategy	$232
2015 Retirement Strategy	$1,196
2020 Retirement Strategy	$1,091
2025 Retirement Strategy	$1,213
2030 Retirement Strategy	$1,145
2035 Retirement Strategy	$631
2040 Retirement Strategy	$420
2045 Retirement Strategy	$540
2050 Retirement Strategy	$107
2055 Retirement Strategy	$115

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	449

ABI received the amounts set forth below in Rule 12b-1 and CDSC fees from the Strategies during the Strategies’ most recently compensated fiscal year:

Strategy	12b-1 Fee Received	CDSC Received
2000 Retirement Strategy	$72,231	$835
2005 Retirement Strategy	$83,920	$2,654
2010 Retirement Strategy	$313,381	$3,632
2015 Retirement Strategy	$669,069	$20,183
2020 Retirement Strategy	$923,338	$18,208
2025 Retirement Strategy	$785,702	$21,116
2030 Retirement Strategy	$707,354	$18,906
2035 Retirement Strategy	$472,700	$22,022
2040 Retirement Strategy	$409,306	$14,076
2045 Retirement Strategy	$288,575	$15,519
2050 Retirement Strategy	$57,050	$2,538
2055 Retirement Strategy	$15,111	$321

Fees and reimbursements for out of the pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following net fees from the Strategies during the most recently completed fiscal year:

Strategy	ABIS Fee
2000 Retirement Strategy	$17,685
2005 Retirement Strategy	$17,685
2010 Retirement Strategy	$46,880
2015 Retirement Strategy	$91,721
2020 Retirement Strategy	$132,024
2025 Retirement Strategy	$109,081
2030 Retirement Strategy	$100,667
2035 Retirement Strategy	$70,790
2040 Retirement Strategy	$63,491
2045 Retirement Strategy	$45,167
2050 Retirement Strategy	$17,821
2055 Retirement Strategy	$17,775

There are no portfolio transactions for the Strategies since the Strategies pursue their investment objectives through investing in combinations of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. Multi-Asset Real Return Portfolio, International Value Portfolio, International Growth Portfolio and Small-Mid Cap Growth Portfolio effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Strategies’ most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Pooling Portfolios is

450	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

An independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli24 study on advisory fees and various fund

24	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	451

characteristics.25 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.26 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $435 billion as of June 30, 2013, the Adviser has the investment experience to manage the Strategies and to provide the non-investment services (described in Section I) to the Strategies.

25	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

26	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

452	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

The information prepared by Lipper shows the 1, 3 and 5 year performance returns and rankings27 of each Retirement Strategy relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)28 for the periods ended May 31, 2013.

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2000 Retirement Strategy
1 year	8.69	10.68	11.50	6/7	17/19
3 year	6.74	8.25	8.54	7/7	17/18
5 year	2.45	4.18	3.61	7/7	15/18

2005 Retirement Strategy
1 year	11.16	11.16	11.50	4/7	11/19
3 year	7.66	8.25	8.54	5/7	12/18
5 year	2.42	4.18	3.61	7/7	16/18

2010 Retirement Strategy
1 year	13.66	12.62	11.50	3/7	4/19
3 year	8.56	8.80	8.54	5/7	9/18
5 year	2.24	4.18	3.61	7/7	17/18

2015 Retirement Strategy
1 year	15.94	13.82	12.70	1/9	1/18
3 year	9.14	9.79	8.97	6/9	7/17
5 year	1.97	4.35	3.46	6/7	12/14

2020 Retirement Strategy
1 year	17.83	15.68	13.96	2/8	4/30
3 year	9.45	10.60	9.87	6/8	18/28
5 year	1.50	3.79	3.27	8/8	25/26

2025 Retirement Strategy
1 year	19.77	18.41	17.04	3/8	5/17
3 year	9.86	10.78	10.80	6/8	11/14
5 year	1.16	3.34	3.19	6/6	12/12

2030 Retirement Strategy
1 year	21.77	21.37	18.30	3/9	6/29
3 year	10.20	11.41	11.07	9/9	24/27
5 year	0.97	3.14	3.12	9/9	25/25

2035 Retirement Strategy
1 year	22.97	22.70	20.49	3/9	5/17
3 year	10.38	12.09	11.92	9/9	14/14
5 year	0.67	3.31	2.98	7/7	12/12

27	The performance returns and rankings of the Strategies are for the Strategies Class A shares. The performance returns of the Strategies were provided by Lipper.

28	A Strategy’s PG is identical to its respective EG; a Strategy’s PU may not necessarily be identical to its respective EU, as the criteria for including/excluding a fund in/from an EU is different from that of PU.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	453

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2040 Retirement Strategy
1 year	23.94	23.26	22.22	3/8	6/28
3 year	10.56	12.67	11.93	8/8	24/26
5 year	0.76	3.11	2.84	8/8	24/24

2045 Retirement Strategy
1 year	24.52	23.32	22.72	3/10	5/17
3 year	10.68	12.62	12.62	10/10	14/14
5 year	0.70	3.08	2.86	8/8	12/12

2050 Retirement Strategy
1 year	24.73	24.62	23.84	3/10	9/35
3 year	10.74	13.18	12.74	8/8	20/22
5 year	1.30	3.27	2.88	7/7	16/17

2055 Retirement Strategy
1 year	24.79	24.49	23.84	3/10	8/35
3 year	10.66	12.94	12.74	5/5	21/22
5 year	0.77	2.89	2.88	4/4	17/17

Set forth below are the 1, 3, 5 year and since inception performance returns of the Strategies (in bold)29 versus their benchmarks.30,31

	Periods Ending May 31, 2013 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
2000 Retirement Strategy	8.69	6.74	2.45	4.06
Composite Index	9.57	7.63	3.33	4.92
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
S&P 500 Index	27.28	16.87	5.43	6.02
Inception Date: September 1, 2005

2005 Retirement Strategy	11.16	7.66	2.42	4.06
Composite Index	12.34	9.00	3.44	5.15
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

29	The performance returns and risk measures shown in the table are for the Class A shares of the Strategies.

30	The Adviser provided Strategy and benchmark performance return information for periods through May 31, 2013.

31	The Strategies’ composite benchmarks are derived by applying the Funds’ target allocations over time to the results of the following benchmarks: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net); for multi-asset real return, MSCI ACWI Commodity Producers Index, for intermediate bonds, Barclays Capital (BC) U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation Protected Securities, BC 1-10 Year TIPS Index; for volatility management, S&P 500 Stock Index; and for high yield bonds, BC High Yield (2% constrained) Index.

454	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

	Periods Ending May 31, 2013 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
2010 Retirement Strategy	13.66	8.56	2.24	4.12
Composite Index	15.00	10.23	3.54	5.32
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

2015 Retirement Strategy	15.94	9.14	1.97	4.05
Composite Index	17.33	11.02	3.46	5.36
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

2020 Retirement Strategy	17.83	9.45	1.50	3.81
Composite Index	19.27	11.64	3.26	5.31
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

2025 Retirement Strategy	19.77	9.86	1.16	3.94
Composite Index	21.35	12.35	3.19	5.36
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

2030 Retirement Strategy	21.77	10.20	0.97	3.64
Composite Index	23.09	12.87	3.12	5.43
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

2035 Retirement Strategy	22.97	10.38	0.67	3.48
Composite Index	24.16	13.22	2.95	5.33
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

2040 Retirement Strategy	23.94	10.56	0.76	3.68
Composite Index	24.78	13.38	3.01	5.38
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

2045 Retirement Strategy	24.52	10.68	0.70	3.60
Composite Index	24.83	13.36	2.98	5.36
S&P 500 Index	27.28	16.87	5.43	6.02
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: September 1, 2005

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	455

	Periods Ending May 31, 2013 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
2050 Retirement Strategy	24.73	10.74	1.30	0.79
Composite Index	24.87	13.35	2.98	1.73
S&P 500 Index	27.28	16.87	5.43	3.64
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: June 29, 2007

2055 Retirement Strategy	24.79	10.66	0.77	0.41
Composite Index	24.87	13.35	2.98	1.73
S&P 500 Index	27.28	16.87	5.43	3.64
Barclays Capital U.S. Aggregate Bond Index	0.91	4.59	5.50	5.08
Inception Date: June 29, 2007

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 15, 2013

456	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

US Equity

US Core

Core Opportunities Fund

Growth & Income Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Value Fund

International/Global Equity

International/Global Core

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Discovery Equity Portfolio

International Growth Fund

International/Global Value

Global Value Fund

International Value Fund

Fixed Income

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Fixed Income (continued)

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Alternatives

Dynamic All Market Fund

Global Real Estate Investment Fund

Global Risk Allocation Fund

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Real Asset Strategy

Select US Long/Short Portfolio

Unconstrained Bond Fund

Asset Allocation/Multi-Asset

Multi-Asset

Emerging Markets Multi-Asset Portfolio

Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	457

AllianceBernstein Family of Funds

NOTES

458	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	459

NOTES

460	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	461

NOTES

462	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	463

NOTES

464	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

RS-00-55-0152-0214

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 21, 2014